UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-4852

The Victory Portfolios
(Exact name of registrant as specified in charter)

3435 Stelzer Road Columbus, OH	43219
(Address of principal executive offices)	(Zip code)

BISYS Fund Services, Inc. 3435 Stelzer Road Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:	614-470-8000

Date of fiscal year end:	10/31/06

Date of reporting period:	04/30/06

Item 1. Reports to Stockholders.

April 30, 2006

Semi Annual Report

Institutional Money Market Fund

Federal Money Market Fund

VictoryConnect.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, VictoryConnect.com has what you're looking for. Visit us anytime. We're always open.

Shareholder Letter	3

Financial Statements

Schedules of Investments	4

Statements of Assets and Liabilities	9

Statements of Operations	10

Statements of Changes in Net Assets	11

Financial Highlights	12

Notes to Financial Statements	16

Supplemental Information

Proxy Voting and Form N-Q Information	20

Expense Examples	21

Portfolio Holdings	22

Trustee and Officer Information	23

Advisory Contract Renewal	26

The Funds are distributed by Victory Capital Advisers Inc., which is not affiliated with KeyCorp or its subsidiaries. Victory Capital Management Inc., a member of the Key financial network, is the investment adviser to the Funds and receives a fee from the Funds for performing services for the Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Institutional Money Market Fund and Federal Money Market Fund.

An investment in the Funds is not insured or guaranteed by the FDIC or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

NOT FDIC INSURED

Shares of the Victory Funds are not insured by the FDIC,
are not deposits or other obligations of, or guaranteed by, KeyCorp, Victory Capital Management Inc., or their affiliates, and are subject to investment risks, including possible loss of the principal amount invested.

The Victory Portfolios

Call Victory at:

800-539-FUND (800-539-3863)

Visit our web site at:

www.VictoryConnect.com

1

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2

Letter to Our Shareholders

The equity market was strong in the first four months of 2006, even in the face of higher interest rates and rising commodities prices. Returns were healthy for all market capitalizations over the six-month reporting period, with small and mid cap stocks leading the way. Key drivers of the market were continued robust economic growth, solid first quarter earnings, the absence of meaningful wage pressures and rising merger and acquisition activity.

The Federal Reserve maintained its policy of removing what it believes to be an accommodative policy. The entire fixed income maturity spectrum felt the brunt of Fed tightening activity over the last six months. Returns were relatively flat during this period with the exception of modest positive gains for the shorter maturities.

Turning to the regulatory framework, we believe the integrity of the securities markets and mutual fund providers is absolutely vital to investors. Consistent with this philosophy, Victory and the Board of Trustees have had a long-standing commitment to strong compliance and risk management programs. We are dedicated to being at the forefront in meeting the standards of our industry regulators.

At Victory Capital Management, we are aggressively implementing our strategic plan. Chief investment officers for each investment strategy have been assigned, with the primary responsibility of ensuring their respective teams generate added value and manage risk. Further, we have constructed a successful collaboration between our portfolio managers and analysts who use quantitative and qualitative disciplines as part of our investment processes. And new technology is being applied throughout our organization to strengthen our investment and portfolio decision making.

Our commitment to human resources is crucial to our success, and we have been successful in attracting, developing and retaining the most talented professionals in the asset management industry. Victory has strengthened all areas of the organization, including management, research, trading, portfolio management and operations, and our efforts are swiftly paying off.

We extend our deepest thanks for the contributions made by Kathy Dennis, who resigned as President of the Victory Funds in January. Throughout her twelve-year tenure with Victory, her primary focus centered on the Victory Funds. We wish her all the best.

In closing, we appreciate the confidence of our shareholders in the Victory Funds. Please feel free to contact us at 1-800-539-3863 or through our website at www.VictoryConnect.com if you have questions or would like further information.

David C. Brown

President
The Victory Portfolios

3

The Victory Portfolios  Schedules of Investments
Institutional Money Market Fund  April 30, 2006

(Amounts in Thousands)  (Unaudited)

Security Description	Principal Amount	Value
Certificates of Deposit (17.1%)
Bank of New York, 4.41%, 10/5/06	$17,000	$17,000
BNP Paribas NY, 4.78%, 5/4/06	30,000	30,000
BNP Paribas NY, 4.10%, 5/24/06	20,000	20,000
Comerica Bank, 5.07%*, 1/22/07	21,000	20,997
Credit Suisse First Boston NY, 4.78%, 5/10/06	25,000	25,000
Credit Suisse First Boston NY, 4.78%, 5/30/06	32,000	32,001
Credit Suisse First Boston NY, 5.21%, 3/29/07	13,000	13,001
Dexia Bank NY, 4.91%, 11/8/06	20,000	20,000
HBOS Treasury Services NY, 4.28%, 9/29/06	14,000	14,001
National City Bank, 4.97%, 2/28/07	13,000	13,001
Royal Bank of Scotland NY, 4.75%, 12/8/06	18,000	18,001
Toronto Dominion Bank, 3.62%, 6/12/06	16,000	16,000
Toronto Dominion Bank, 4.01%, 8/15/06	14,000	14,000
Wells Fargo Bank, 5.01%, 2/15/07	12,000	12,000
Total Certificates of Deposit (Amortized Cost $265,002)		265,002
Collateralized Mortgage Obligations (0.8%)
Federal Home Loan Mortgage Corp., Multifamily Certificates, Series M006, Class A, 5.00%*, 10/15/45	12,942	12,942
Total Collateralized Mortgage Obligations (Amortized Cost $12,942)		12,942
Commercial Paper (21.7%)
Abbey National LLC, 4.78%, 5/10/06	70,000	69,917
Abbott Laboratories, 4.75%, 5/2/06 (b)	50,000	49,993
Blue Bell Funding Corp., 4.78%, 5/1/06 (b)	60,000	60,000
CAFCO LLC, 4.77%, 5/12/06 (b)	46,500	46,433
Harrier Finance LLC, 4.77%, 5/8/06 (b)	31,000	30,971
Rabobank USA Finance, 4.82%, 5/1/06	20,000	20,000
Schlumberger Co., 4.80%, 5/8/06 (b)	15,000	14,986
Stanfield Victoria Funding, 4.87%*, 8/11/06 (b)	10,000	9,998
Thames Asset Global, 4.79%, 5/1/06 (b)	34,900	34,900
Total Commercial Paper (Amortized Cost $337,198)		337,198
Corporate Bonds (33.5%)
Agra Enterprises LLC, 5.02%*, 9/1/34	3,250	3,250
American Honda Finance, 5.21%*, 1/16/07, MTN	17,000	17,020
Anomatic Corp., Series 2002, 4.99%*, 7/1/10, LOC Fifth Third Bank	5,280	5,280
Atlas Capital Funding Corp., 4.81%*, 8/4/06, MTN (b)	54,000	53,997
Carriage Inn/Bowerston, 5.00%*, 12/1/24	7,800	7,800
Caterpillar Financial Services Corp., 2.35%, 9/15/06, MTN	7,000	6,949
CIT Group, Inc., 4.75%*, 5/12/06, MTN	48,700	48,700
CIT Group, Inc., 5.15%*, 6/19/06, MTN	10,000	10,003
CIT Group, Inc., 4.96%*, 8/31/06, MTN	6,900	6,903
Citigroup, Inc., 5.75%, 5/10/06	7,015	7,018
Coweta Summit Associates, 4.93%*, 7/1/28	6,000	6,000
D&H Enterprises of Ohio, Series 2005, 4.99%*, 12/1/30, LOC National City Bank	7,040	7,040

See notes to schedules of investments and notes to financial statements.

4

The Victory Portfolios  Schedules of Investments — continued
Institutional Money Market Fund  April 30, 2006

(Amounts in Thousands)  (Unaudited)

	Principal Amount	Value
DAPSCO, Inc., 5.00%*, 2/1/15	$3,200	$3,200
Ellison Surface Technologies, Inc., Series 3A, 5.02%*, 8/1/23, LOC US Bank N.A.	3,095	3,095
Ellison Surface Technologies, Inc., Series 3B, 5.02%*, 8/1/23, LOC US Bank N.A.	3,030	3,030
Gardner Publications, Inc., Series 2000, 5.00%*, 10/1/10, LOC Fifth Third Bank	4,500	4,500
General Dynamics Corp., 2.13%, 5/15/06	11,018	11,007
Goldman Sachs Group, Inc., 4.94%*, 8/18/06, MTN	60,000	60,035
Grasshopper Investments, 5.02%*, 9/1/24, LOC US Bank N.A. (b)	5,380	5,380
Harrier Finance Funding LLC, 4.88%*, 1/12/07, MTN (b)	40,000	39,994
Heart Property, 4.99%*, 7/1/26, LOC National City Bank	6,700	6,700
HSBC Finance Corp., 5.16%*, 10/27/06, MTN	30,000	30,009
International Lease Finance Corp., 2.95%, 5/23/06	10,080	10,074
Jackson Tube Service, Inc., Series 2000, 5.00%*, 7/1/10, LOC Fifth Third Bank	2,700	2,700
Jemmak Funding Group LLC, 5.02%*, 10/1/24, LOC Fifth Third Bank	1,435	1,435
KDM Signs, Inc., 5.00%*, 12/1/46, LOC Fifth Third Bank	4,000	4,000
Louisiana Land & Water, 5.00%*, 6/1/27, LOC Regions Bank	4,930	4,930
Luken-Woodlawn LLC, 5.00%*, 2/1/18	2,845	2,845
Morgan Stanley, 4.89%*, 5/25/06	50,000	50,000
RW Sidley, Inc., Series 2005, 5.00%*, 12/1/25, LOC Fifth Third Bank	5,000	5,000
Scott Street Land Co., Series 2000, 5.00%*, 1/3/22	6,495	6,495
SeaRiver Maritime, Inc., 4.79%*, 10/1/11	21,500	21,500
South Elgin Leasing, Inc., 5.02%*, 7/1/33, LOC First American Bank	9,600	9,600
Sprenger Enterprises, 4.90%*, 10/1/35, LOC JP Morgan Securities	6,800	6,800
Stanfield Victoria LLC, 4.80%*, 6/6/06, MTN (b)	25,000	24,999
Stanfield Victoria LLC, 4.79%*, 7/31/06, MTN (b)	20,000	19,999
YMCA of Greater Cleveland, Series 2000, 5.00%*, 4/1/25	3,220	3,220
Total Corporate Bonds (Amortized Cost $520,507)		520,507
Repurchase Agreements (18.1%)
Bear Stearns & Co., 4.78%, 5/1/06 (Date of Agreement 4/28/06, Proceeds at maturity $50,020 collateralized by $51,001 various U.S. Government securities, 5.00%-6.00%, 12/1/18-12/1/35, market value $50,784)	50,000	50,000
UBS Warburg LLC, 4.76%, 5/1/06 (Date of Agreement 4/28/06, Proceeds at maturity $230,691 collateralized by $235,214 various U.S. Government securities, 0.00%-8.13%, 7/15/08-10/15/19, market value $234,629)	230,600	230,600
Total Repurchase Agreements (Amortized Cost $280,600)		280,600
Taxable Municipal Bonds (1.7%)
Georgia (1.1%)
Municipal Gas Authority, Gas Revenue, Series A, 5.03%*, 2/1/15, LOC Wachovia Bank N.A., Bayerische Landesbank, Bank One Kentucky N.A.	10,560	10,560
Savannah College of Art & Design, Series 2004, 5.00%*, 4/1/24, LOC Bank of America N.A.	6,400	6,400
		16,960

See notes to schedules of investments and notes to financial statements.

5

The Victory Portfolios  Schedules of Investments — continued
Institutional Money Market Fund  April 30, 2006

(Amounts in Thousands)  (Unaudited)

	Principal Amount	Value
Iowa (0.2%)
Woodbury County, Healthcare Revenue, 4.96%*, 12/1/14, LOC Wells Fargo Bank	$3,400	$3,400
Michigan (0.4%)
Waterford Township Economic Development Corp. Revenue, 4.98%*, 11/1/24, LOC Comerica Bank	5,780	5,780
Total Taxable Municipal Bonds (Amortized Cost $26,140)		26,140
Time Deposit (4.2%)
Wells Fargo, 4.81%, 5/1/06	65,000	65,000
Total Time Deposit (Amortized Cost $65,000)		65,000
U.S. Government Agencies (2.7%)
Federal Home Loan Bank (1.5%)
4.75%, 5/15/06	10,000	10,001
5.38%, 5/15/06	10,000	10,002
3.04%, 11/24/06, Callable 5/24/06 @100	3,000	2,972
		22,975
Federal Home Loan Mortgage Corp. (1.0%)
5.25%, 5/23/07, Callable 7/28/06 @100, MTN	16,146	16,138
Federal National Mortgage Assoc. (0.2%)
2.90%, 9/22/06, Callable 6/22/06 @100	3,000	2,979
Total U.S. Government Agencies (Amortized Cost $42,092)		42,092
Total Investments (Amortized Cost $1,549,481) (a) — 99.8%		1,549,481
Other assets in excess of liabilities — 0.2%		3,227
NET ASSETS — 100.0%		$1,552,708

See notes to schedules of investments and notes to financial statements.

6

The Victory Portfolios  Schedules of Investments
Federal Money Market Fund  April 30, 2006

(Amounts in Thousands)  (Unaudited)

Security Description	Principal Amount	Value
U.S. Government Agencies (23.7%)
Federal Farm Credit Bank (2.1%)
4.81%*, 8/9/06	$25,000	$25,000
5.00%, 3/29/07, Callable 6/29/06 @100	5,000	4,992
		29,992
Federal Home Loan Bank (18.8%)
2.88%, 5/22/06	11,000	10,990
4.86%*, 7/21/06	50,000	50,000
4.02%, 8/1/06	15,000	15,000
4.43%*, 8/1/06, Callable 6/1/06 @ 100	25,000	25,000
3.25%, 8/11/06	50,000	49,785
4.31%, 10/6/06, Callable 7/6/06 @100	15,000	15,000
3.00%, 10/19/06, Callable 7/19/06 @100	9,500	9,427
4.35%, 10/30/06, Callable 7/3/06 @100	15,000	15,000
4.50%*, 11/3/06, Callable 5/3/06 @100	8,100	8,096
4.50%, 11/3/06, Callable 7/13/06 @100	20,000	19,996
3.50%, 1/18/07, Callable 7/18/06 @100	10,000	9,916
3.50%, 1/18/07	10,000	9,916
4.89%, 3/5/07, Callable 8/9/06 @ 100	30,000	29,918
		268,044
Federal Home Loan Mortgage Corp. (2.8%)
2.38%, 5/19/06, MTN	25,000	24,973
4.13%, 9/27/06, Callable 6/27/06 @100, MTN	15,000	15,000
		39,973
Total U.S. Government Agencies (Amortized Cost $338,009)		338,009
Repurchase Agreements (76.2%)
Bear Stearns & Co., 4.78%, 5/1/06 (Date of Agreement 4/28/06, Proceeds at maturity $300,120 collateralized by $306,003 various U.S. Government securities, 4.00%-7.50%, 9/1/08-4/1/36, market value $304,743)	300,000	300,000
Greenwich Partners LLC, 4.78%, 5/1/06 (Date of Agreement 4/28/06, Proceeds at maturity $350,139 collateralized by $357,003 various U.S. Government securities, 0.00%-4.63%, 12/29/06-3/31/08, market value $356,693)	350,000	350,000
Morgan Stanley & Co., 4.78%, 5/1/06 (Date of Agreement 4/28/06, Proceeds at maturity $100,040 collateralized by $100,980 various U.S. Government securities, 4.50%-8.00%, 7/1/08-4/1/36, market value $102,566)	100,000	100,000
UBS Warburg LLC, 4.77%, 5/1/06 (Date of Agreement 4/28/06, Proceeds at maturity $336,664 collateralized by $343,262 various U.S. Government securities, 0.00%-6.50%, 3/17/20-7/25/44, market value $341,647)	336,530	336,530
Total Repurchase Agreements (Amortized Cost $1,086,530)		1,086,530
Total Investments (Amortized Cost $1,424,539) (a) — 99.9%		1,424,539
Other assets in excess of liabilities — 0.1%		1,557
NET ASSETS — 100.0%		$1,426,096

See notes to schedules of investments and notes to financial statements.

7

The Victory Portfolios  Schedules of Investments — continued
Federal Money Market Fund  April 30, 2006

  (Unaudited)

Notes to Schedules of Investments

(a)  Represents cost for financial reporting and federal income tax purposes.

(b)  Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

*  Variable rate security. Rate presented represents rate in effect at April 30, 2006. Maturity date reflects actual maturity date.

LLC — Limited Liability Corp.

LOC — Letter of Credit

MTN — Medium Term Note

See notes to schedules of investments and notes to financial statements.

8

  Statements of Assets and Liabilities
The Victory Portfolios  April 30, 2006

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	Institutional Money Market Fund	Federal Money Market Fund
ASSETS:
Investments, at value (a)	$1,268,881	$338,009
Repurchase agreements, at value (a)	280,600	1,086,530
Total	1,549,481	1,424,539
Cash	86	50
Interest receivable	7,283	2,609
Prepaid expenses	74	66
Total Assets	1,556,924	1,427,264
LIABILITIES:
Dividends payable	3,709	529
Accrued expenses and other payables:
Investment advisory fees	249	295
Administration fees	18	19
Custodian fees	26	27
Transfer agent fees	32	19
Shareholder service fees — Select Shares	43	81
Other	139	198
Total Liabilities	4,216	1,168
NET ASSETS:
Capital	1,552,706	1,426,099
Accumulated undistributed net investment income	2	1
Accumulated net realized loss from investment transactions	—	(4)
Net Assets	$1,552,708	$1,426,096
Net Assets
Investor Shares	$1,391,855	$1,022,502
Select Shares	160,853	403,594
Total	$1,552,708	$1,426,096
Outstanding units of beneficial interest (shares)
Investor Shares	1,391,814	1,022,358
Select Shares	160,819	403,540
Total	1,552,633	1,425,898
Net asset value
Offering and redemption price per share — Investor Shares	$1.00	$1.00
Offering and redemption price per share — Select Shares	$1.00	$1.00

(a)  Value is equal to amortized cost.

See notes to financial statements.

9

  Statements of Operations
The Victory Portfolios  For the Six Months Ended April 30, 2006

(Amounts in Thousands)  (Unaudited)

	Institutional Money Market Fund	Federal Money Market Fund
Investment Income:
Interest income	$31,638	$32,875
Total Income	31,638	32,875
Expenses:
Investment advisory fees	1,423	1,861
Administration fees	627	661
Shareholder service fees — Select Shares	245	433
Accounting fees	59	56
Custodian fees	143	151
Legal and audit fees	295	320
Trustees' fees and expenses	104	114
Chief Compliance Officer fees and expenses	18	20
Transfer agent fees	81	81
Registration fees	11	42
Printing fees	5	4
Other	49	52
Total Expenses	3,060	3,795
Expenses waived/reimbursed by Adviser	(66)	(63)
Net Expenses	2,994	3,732
Net Investment Income	28,644	29,143
Realized Gains from Investments:
Net realized gains from investment transactions	—	1
Net increase from payments by affiliates for reimbursement of prior year expenses	210	201
Change in net assets resulting from operations	$28,854	$29,345

See notes to financial statements.

10

The Victory Portfolios  Statements of Changes in Net Assets

(Amounts in Thousands)

	Institutional Money Market Fund		Federal Money Market Fund
	Six Months Ended April 30, 2006	Year Ended October 31, 2005	Six Months Ended April 30, 2006	Year Ended October 31, 2005
	(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income	$28,644	$35,119	$29,143	$32,612
Net realized gains(losses) from investment transactions	—	(1)	1	(5)
Net increase from payments by affiliates for reimbursement of prior year expenses	210	—	201	—
Change in net assets resulting from operations	28,854	35,118	29,345	32,607
Distributions to Shareholders:
From net investment income
Investor Shares	(24,910)	(31,129)	(22,733)	(24,191)
Select Shares	(3,734)	(3,991)	(6,409)	(8,433)
Change in net assets from distributions to shareholders	(28,644)	(35,120)	(29,142)	(32,624)
Change in net assets from capital transactions	159,103	(108,199)	(101,855)	23,702
Change in net assets	159,313	(108,201)	(101,652)	23,685
Net Assets:
Beginning of period	1,393,395	1,501,596	1,527,748	1,504,063
End of period	$1,552,708	$1,393,395	$1,426,096	$1,527,748
Share Transactions:*
Investor Shares:
Proceeds from shares issued	2,561,206	5,531,910	3,359,229	5,292,818
Dividends reinvested	6,631	10,057	19,729	20,552
Cost of shares redeemed	(2,423,455)	(5,663,496)	(3,543,724)	(5,120,577)
Total Investor Shares	144,382	(121,529)	(164,766)	192,793
Select Shares:
Proceeds from shares issued	2,102,172	3,299,345	1,286,112	4,399,378
Dividends reinvested	2,712	3,131	5,766	8,349
Cost of shares redeemed	(2,090,163)	(3,289,146)	(1,228,966)	(4,576,818)
Total Select Shares	14,721	13,330	62,912	(169,091)
Change from share transactions	159,103	(108,199)	(101,854)	23,702
Accumulated undistributed net investment income	$2	$2	$1	$—

*  Share transactions are at net asset value of $1.00 per share.

See notes to financial statements.

11

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Institutional Money Market Fund
	Investor Shares
	Six Months Ended April 30, 2006		Year Ended October 31, 2005	Year Ended October 31, 2004	Year Ended October 31, 2003	Year Ended October 31, 2002	Year Ended October 31, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Investment Activities:
Net investment income	0.020		0.026	0.009	0.010	0.017	0.047
Net realized losses on investments	—		— (a)	—	—	—	—
Total from Investment Activities	0.020		0.026	0.009	0.010	0.017	0.047
Distributions from net investment income	(0.020)		(0.026)	(0.009)	(0.010)	(0.017)	(0.047)
Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Total Return	2.02	%(b)	2.58%	0.95%	1.02%	1.75%	4.78%
Ratios/Supplemental Data:
Net Assets, end of period (000)	$1,391,855		$1,247,290	$1,368,821	$1,239,415	$1,531,831	$1,621,951
Ratio of expenses to average net assets	0.39	%(c)	0.37%	0.35%	0.32%	0.32%	0.33%
Ratio of net investment income to average net assets	4.05	%(c)	2.53%	0.95%	1.02%	1.73%	4.56%
Ratio of expenses to average net assets*	0.39	%(c)	0.41%	0.39%	0.37%	0.37%	0.36%
Ratio of net investment income to average net assets*	4.05	%(c)	2.49%	0.91%	0.97%	1.68%	4.53%

*  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(a)  Less than $0.001 per share.

(b)  Not annualized.

(c)  Annualized.

See notes to financial statements.

12

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Institutional Money Market Fund
	Select Shares
	Six Months Ended April 30, 2006		Year Ended October 31, 2005	Year Ended October 31, 2004	Year Ended October 31, 2003	Year Ended October 31, 2002	Year Ended October 31, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Investment Activities:
Net investment income	0.019		0.023	0.007	0.008	0.015	0.044
Net realized losses on investments	—		— (a)	—	—	—	—
Total from Investment Activities	0.019		0.023	0.007	0.008	0.015	0.044
Distributions from net investment income	(0.019)		(0.023)	(0.007)	(0.008)	(0.015)	(0.044)
Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Total Return	1.90	%(b)	2.32%	0.69%	0.77%	1.51%	4.50%
Ratios/Supplemental Data:
Net Assets, end of period (000)	$160,853		$146,105	$132,775	$207,046	$236,071	$1,356,608
Ratio of expenses to average net assets	0.63	%(c)	0.62%	0.60%	0.56%	0.55%	0.58%
Ratio of net investment income to average net assets	3.81	%(c)	2.29%	0.65%	0.77%	1.63%	4.69%
Ratio of expenses to average net assets*	0.63	%(c)	0.66%	0.64%	0.61%	0.60%	0.63%
Ratio of net investment income to average net assets*	3.81	%(c)	2.25%	0.61%	0.72%	1.58%	4.64%

*  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(a)  Less than $0.001 per share.

(b)  Not annualized.

(c)  Annualized.

See notes to financial statements.

13

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Federal Money Market Fund
	Investor Shares
	Six Months Ended April 30, 2006		Year Ended October 31, 2005	Year Ended October 31, 2004	Year Ended October 31, 2003	Year Ended October 31, 2002	Year Ended October 31, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Investment Activities:
Net investment income	0.020		0.025	0.009	0.010	0.017	0.045
Net realized gains (losses) on investments	—	(a)	— (a)	—	—	—	—
Total from Investment Activities	0.020		0.025	0.009	0.010	0.017	0.045
Distributions from net investment income	(0.020)		(0.025)	(0.009)	(0.010)	(0.017)	(0.045)
Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Total Return	1.98	%(b)	2.48%	0.92%	0.98%	1.72%	4.62%
Ratios/Supplemental Data:
Net Assets, end of period (000)	$1,022,502		$1,187,123	$994,342	$1,052,414	$1,048,065	$930,075
Ratio of expenses to average net assets	0.44	%(c)	0.41%	0.35%	0.34%	0.33%	0.32%
Ratio of net investment income to average net assets	3.95	%(c)	2.51%	0.92%	0.97%	1.70%	4.42%
Ratio of expenses to average net assets*	0.44	%(c)	0.48%	0.44%	0.43%	0.42%	0.42%
Ratio of net investment income to average net assets*	3.95	%(c)	2.44%	0.83%	0.88%	1.61%	4.32%

*  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(a)  Less than $0.001 per share.

(b)  Not annualized.

(c)  Annualized.

See notes to financial statements.

14

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Federal Money Market Fund
	Select Shares
	Six Months Ended April 30, 2006		Year Ended October 31, 2005	Year Ended October 31, 2004	Year Ended October 31, 2003	Year Ended October 31, 2002	Year Ended October 31, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Investment Activities:
Net investment income	0.018		0.022	0.007	0.007	0.015	0.043
Net realized gains (losses) on investments	—	(a)	— (a)	—	—	—	—
Total from Investment Activities	0.018		0.022	0.007	0.007	0.015	0.043
Distributions from net investment income	(0.018)		(0.022)	(0.007)	(0.007)	(0.015)	(0.043)
Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Total Return	1.84	%(b)	2.20%	0.67%	0.72%	1.48%	4.37%
Ratios/Supplemental Data:
Net Assets, end of period (000)	$403,594		$340,625	$509,721	$567,573	$505,679	$554,880
Ratio of expenses to average net assets	0.71	%(c)	0.67%	0.60%	0.59%	0.57%	0.56%
Ratio of net investment income to average net assets	3.70	%(c)	2.12%	0.66%	0.72%	1.47%	4.21%
Ratio of expenses to average net assets*	0.71	%(c)	0.75%	0.69%	0.68%	0.67%	0.67%
Ratio of net investment income to average net assets*	3.70	%(c)	2.04%	0.57%	0.63%	1.37%	4.10%

*  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(a)  Less than $0.001 per share.

(b)  Not annualized.

(c)  Annualized.

See notes to financial statements.

15

  Notes to Financial Statements
The Victory Portfolios  April 30, 2006

  (Unaudited)

1.  Organization:

The Victory Portfolios (the "Trust") was organized on December 6, 1995 as a Delaware statutory trust (formerly a Delaware business trust) as a successor to a company of the same name organized as a Massachusetts business trust on February 5, 1986. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001. The Trust presently offers shares of 20 funds. The accompanying financial statements are those of the Institutional Money Market Fund and the Federal Money Market Fund (collectively, the "Funds").

The Institutional Money Market Fund and the Federal Money Market Fund are authorized to issue two classes of shares: Investor Shares and Select Shares. Each class of shares has substantially identical rights and privileges except with respect to fees paid under shareholder servicing plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

The Institutional Money Market Fund seeks to obtain as high a level of current income as is consistent with preserving capital and providing liquidity. The Federal Money Market Fund seeks to provide high current income to the extent consistent with the preservation of capital.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2.  Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation:

Investments of the Funds are recorded at value, determined on the basis of amortized cost, or at original cost which, combined with accrued interest, approximates market value. Under the amortized cost valuation method, discount or premium is amortized on a constant basis to the maturity of the security.

Securities Transactions and Related Income:

Changes in holdings of portfolio securities shall be reflected no later than in the first calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio security transactions are reported on trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Repurchase Agreements:

Each Fund may acquire securities subject to repurchase agreements from financial institutions such as banks and broker-dealers, which the Fund's investment adviser deems creditworthy under guidelines approved by the Board of Trustees (the "Board"). Under a repurchase agreement, the seller agrees to repurchase such securities at a mutually agreed-upon date and price. The

Continued

16

  Notes to Financial Statements — continued
The Victory Portfolios  April 30, 2006

  (Unaudited)

repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. The repurchase agreements are collateralized by various corporate, U.S. Government and government-backed securities, with value of not less than the repurchase price (including interest). If the counter-party defaults, and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited. Securities subject to repurchase agreements are held by the Funds' custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

Securities Purchased on a When-Issued Basis:

Each Fund may purchase securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities. These values are included in amounts payable to brokers for investments purchased on the statements of assets and liabilities. As of April 30, 2006, the Funds had no outstanding, "when-issued" purchase commitments.

Dividends to Shareholders:

Dividends from net investment income are declared daily and paid monthly by the Funds. Distributable net realized capital gains, if any, are declared and distributed at least annually.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, and distributions), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by a Fund may be reclassified as an offset to capital in the statements of assets and liabilities.

Federal Income Taxes:

It is the policy of the Funds to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

Other:

Expenses that are directly related to one Fund are charged directly to that Fund. Other operating expenses of the Trust are prorated to each Fund on the basis of relative net assets or other appropriate basis. Income, expenses, and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets, except that each class separately bares expenses related specifically to that class, such as distribution fees.

3.  Investment Advisory, Administration, and Distribution Agreements:

Investment advisory services are provided to the Funds by Victory Capital Management Inc. ("the Adviser"), a wholly owned subsidiary of KeyBank National Association ("KeyBank"). Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees based on a

Continued

17

  Notes to Financial Statements — continued
The Victory Portfolios  April 30, 2006

  (Unaudited)

percentage of the average daily net assets of the Funds. KeyBank, serving as custodian for all Funds in the Trust, receives custodian fees.

Under the terms of the Investment Advisory Agreement, the investment advisory fee of the Institutional Money Market Fund is computed at an annual rate of 0.20% of the Fund's average daily net assets up to $1.5 billion, 0.17% of the Fund's average daily net assets between $1.5 billion and $3.0 billion, and 0.15% of the Fund's average daily net assets greater than $3.0 billion; the investment advisory fee of the Federal Money Market Fund is computed at an annual rate of 0.25% of the Fund's average daily net assets up to $1.5 billion, 0.20% of the Fund's average daily net assets between $1.5 billion and $3.0 billion, and 0.15% of the Fund's average daily net assets greater than $3.0 billion.

The Adviser may use a portion of its fees to assist with the distribution and marketing expenses for the benefit of the Funds.

BISYS Fund Services Ohio, Inc. ("BISYS Ohio"), an indirect, wholly owned subsidiary of The BISYS Group, Inc., and the Adviser serve as the Funds' co-administrators. For its services as co-administrator, BISYS Ohio is paid an annual fee of 0.032% of the first $10 billion of the Trust's aggregate average daily net assets, and 0.025% of all Trust assets exceeding $10 billion. For its services as co-administrator, the Adviser is paid an annual fee of 0.058% of the first $10 billion of the Trust's aggregate average daily net assets, and 0.055% of all Trust assets exceeding $10 billion.

BISYS Ohio also serves the Trust as Fund Accountant and Transfer Agent for the Funds. Under the terms of the Fund Accounting Agreement, BISYS Ohio is entitled to transaction and multiple class charges, which are accrued daily and payable on a monthly basis, and standard fees of $100,000 annually per Fund.

Under the terms of the Transfer Agent Agreement, BISYS Ohio is entitled to account-based fees, complex-level fees, and an annual program servicing fee of $7,000 per Fund.

In addition, BISYS Ohio is entitled to reimbursement of out-of-pocket expenses incurred in providing fund accounting and transfer agent services.

Victory Capital Advisers, Inc. (the "Distributor") serves as distributor for the continuous offering of the shares of the Funds pursuant to a Distribution Agreement between the Distributor and the Trust. The Distributor is not affiliated with the Adviser, but is an affiliate of BISYS Ohio.

The Distributor or financial institutions (directly or through the Distributor) may receive from each of the Funds, pursuant to a Shareholder Servicing Plan, a fee of 0.25% of the average daily net assets of the Select Shares of the Funds for providing support services to shareholders of the Funds, which may include establishing and maintaining accounts and records, processing dividend and distribution payments, providing account information, assisting in processing purchase, exchange and redemption requests, and assisting shareholders in changing dividend options, account designations and addresses. Financial institutions may include affiliates of the Adviser.

The Trust has also adopted a "defensive" Rule 12b-1 Plan on behalf of the Funds. The Trustees have adopted this Plan to allow the Adviser and the Distributor to incur certain expenses that might be considered to constitute indirect payment by the Funds of distribution expenses. No separate payments are authorized to be made by the Funds pursuant to this Plan. Under this Plan, if a payment to the Adviser of management fees or to the Distributor of administrative fees should be deemed to be indirect financing by the Trust of the distribution of Fund shares, such payment is authorized by this Plan. No fees are currently being paid under this plan.

The Adviser, BISYS Ohio, or other service providers may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. These amounts are not available to be recouped at a future time.

During the period ended April 30, 2006, the Adviser entered into an agreement with the Funds to reimburse certain prior year expenses related to an independent review of certain expenditures that among other things supported distribution of Fund shares. These amounts are disclosed as a

Continued

18

  Notes to Financial Statements — continued
The Victory Portfolios  April 30, 2006

  (Unaudited)

payment by the Adviser in the Statements of Operations and the Statements of Changes in Net Assets. Each of the Funds' total returns would have been reduced by 0.01% had the reimbursement not been made.

4.  Line of Credit:

The Trust participates in a short-term, demand note agreement with KeyCorp, an affiliate of the Adviser. Under the agreement, the Trust may borrow up to $200 million. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. KeyCorp receives an annual commitment fee of 8 basis points on $200 million for providing the Line of Credit. For the period ended April 30, 2006, the Trust paid approximately $80 to KeyCorp for the line of credit fee (amount in thousands). Each Fund in the Trust pays a pro-rata portion of this commitment fee plus any interest on amounts borrowed. As of April 30, 2006 the Funds had no loans outstanding.

19

The Victory Portfolios  Supplemental Information

Proxy Voting and Form N-Q Information  (Unaudited)

Proxy Voting:

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities and, information regarding how the Funds voted proxies related to portfolio securities held during the most recent 12-month period ended June 30, is available without charge, upon request, by calling 800-242-9596 and on the Securities and Exchange Commissions website at http://www.sec.gov.

Availability of Schedules of Investments:

The Trust files its complete schedules of investments with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the Public Reference Room can be obtained by calling 1-800-SEC-0330.

Continued

20

The Victory Portfolios  Supplemental Information — continued

Expense Examples  (Unaudited)

As a shareholder of the Victory Portfolios, you incur ongoing costs, including management fees; distribution [and/or service] 12b-1 fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Victory Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2005 through April 30, 2006.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

	Beginning Account Value 11/1/05	Ending Account Value 4/30/06	Expense Paid During Period* 11/1/05-4/30/06	Expense Ratio During Period 11/1/05-4/30/06
Institutional Money Market Fund
Investor Shares	$1,000.00	$1,020.20	$1.95	0.39%
Select Shares	1,000.00	1,019.00	3.15	0.63%
Federal Money Market Fund
Investor Shares	1,000.00	1,019.80	2.20	0.44%
Select Shares	1,000.00	1,018.40	3.55	0.71%

*Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

Continued

21

The Victory Portfolios  Supplemental Information — continued

  (Unaudited)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Victory Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/05	Ending Account Value 4/30/06	Expense Paid During Period* 11/1/05-4/30/06	Expense Ratio During Period 11/1/05-4/30/06
Institutional Money Market Fund
Investor Shares	$1,000.00	$1,022.86	$1.96	0.39%
Select Shares	1,000.00	1,021.67	3.16	0.63%
Federal Money Market Fund
Investor Shares	1,000.00	1,022.61	2.21	0.44%
Select Shares	1,000.00	1,021.27	3.56	0.71%

*Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

Portfolio Holdings

(As a Percentage of Total Investments)

Institutional Money Market Fund	Federal Money Market Fund

Continued

22

The Victory Portfolios  Supplemental Information — continued

Trustee and Officer Information  (Unaudited)

Board of Trustees.

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board, in accordance with the laws of the State of Delaware. There are currently ten Trustees, nine of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees"). The Trustees, in turn, elect the officers of the Trust to supervise actively its day-to-day operations.

The following tables list the Trustees, their ages, position with the Trust, length of time served, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 20 portfolios in the Trust, one portfolio in The Victory Variable Insurance Funds and two portfolios in The Victory Institutional Funds, each a registered investment company that, together with the Trust, comprise the Victory Fund Complex. Each Trustee's address is c/o The Victory Portfolios, 3435 Stelzer Road, Columbus, Ohio 43219.

Independent Trustees.

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held in Public Companies
Mr. David Brooks Adcock, 54	Trustee	May 2005	General Counsel, Duke University and Duke University Health System.	Durham Casualty Co., Ltd.

Mr. Nigel D. T. Andrews, 58	Vice Chair and Trustee	August 2002	Retired (since 2001); Managing Director (2000-2001), Internet Capital Group (venture capital); Executive Vice President (1993-2000), GE Capital (financial services).	Chemtura Corporation; Old Mutual plc.

Ms. E. Lee Beard, 54	Trustee	May 2005	Principal Owner (since 2005) The Henlee Group, LLC; President/Owner (since 2003-2005) ELB Consultants; President, Chief Executive Officer and Director (1998-2003) Northeast Pennsylvania Financial Corp. (full service financial services); President, Chief Executive Officer and Director (1993-2003), First Federal Bank (full service financial services).	None.

Ms. Jakki L. Haussler, 48	Trustee	May 2005	Chairman and Chief Executive Officer, Opus Capital Management, Inc. (asset management); Partner (since 2002), Adena Ventures, LP (venture capital); Managing Director (since 2001), Capvest Venture Fund, LP (venture capital).	None.

Continued

23

The Victory Portfolios  Supplemental Information — continued

  (Unaudited)

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held in Public Companies
Ms. Frankie D. Hughes, 53	Trustee	March 2000	Principal and Chief Investment Officer, Hughes Capital Management, Inc. (fixed income asset management).	None.

Ms. Lyn Hutton, 56	Trustee	March 2002	Executive Vice President and Chief Investment Officer, The Commonfund for Nonprofit Organizations (since January 2003); Vice President and Chief Financial Officer, John D. & Catherine T. MacArthur Foundation (grant making) (June 1998-December 2002).	Chittenden Corporation.

Dr. Thomas F. Morrissey, 71	Trustee	November 1994	Professor (Emeritus since 2004), Weatherhead School of Management, Case Western Reserve University.	None.

Ms. Karen F. Shepherd, 65	Trustee	August 2002	Member, Shepherd Properties, LC and Vincent Shepherd Investments, LC (real estate investments); EMILY's List (political action committee) (2002-2003); U.S. Executive Director (1996-2002), European Bank for Reconstruction and Development.	UBS Bank USA; OC Tanner Co.

Mr. Leigh A. Wilson, 61	Chair and Trustee	November 1994	Chief Executive Officer, New Century Living, Inc. (full service independent living for senior citizens); Director, The Mutual Fund Directors Forum, since 2004.	Chair, Old Mutual Advisor Funds II (18 portfolios).

Interested Trustee.*

Mr. Roger Noall, 70	Trustee	December 1997	Retired (since February 2000); Executive (1997-2000), KeyCorp.	Alleghany Corporation.

*Mr. Noall is an "interested person" of the Trust by reason of his prior relationship with KeyCorp.

Continued

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The Victory Portfolios  Supplemental Information — continued

  (Unaudited)

Officers.

The officers of the Trust, their ages, the length of time served and their principal occupations during the past five years, are detailed in the following table. Each individual holds the same position with the other registered investment companies in the Victory Fund Complex, and each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 3435 Stelzer Road, Columbus, Ohio 43219-3035. Except for the Chief Compliance Officer, the officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices. BISYS Fund Services Ohio, Inc. ("BISYS") receives fees from the Trust as Administrator.

Name and Age	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Mr. David C. Brown, 33	President	January 2006	Senior Managing Director of the Adviser (since July 2004). Chief Financial Officer and Chief Operating Officer, Gartmore Emerging Managers (February 2002–July 2004). VP of Global Strategic Planning, Gartmore Global (Prior to February 2002).

Mr. Michael Policarpo, II, 32	Vice President	May 2006	Managing Director of the Adviser (since July 2005). Vice President of Finance, Gartmore Global (August 2004–July 2005). CFO, Advisor Services, Gartmore Global (August 2003–August 2004). Corporate Controller Gartmore Global (June 2000–August 2003).

Mr. Christopher K. Dyer, 44	Secretary	February 2006	Head of Mutual Fund Administration, the Adviser

Mr. Jay G. Baris, 52	Assistant Secretary	December 1997	Partner, Kramer Levin Naftalis & Frankel LLP.

Mr. Christopher E. Sabato, 37	Treasurer	May 2006	Vice President, Fund Administration, BISYS.

Mr. Martin R. Dean, 41	Assistant Vice President and Anti-Money Laundering Compliance Officer	December 2003	Vice President, Fund Administration, BISYS.

Mr. Edward J. Veilleux, 62	Chief Compliance Officer	October 2005	President of EJV Financial Services (mutual fund consulting) since 2002; Director of Deutsche Asset Management from 1987 to 2002.

Continued

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The Victory Portfolios  Supplemental Information — continued

  (Unaudited)

Advisory Contract Renewal:

Considerations of the Board in Continuing the Advisory Agreements. The Board of Trustees (the "Board") of The Victory Portfolios (the "Trust") last approved the advisory agreements (the "Advisory Agreements") between the Trust, on behalf of its series portfolios (the "Funds"), and Victory Capital Management Inc., the Funds' investment adviser (the "Adviser"), at a meeting called for that purpose on December 14, 2005, following review of the Agreements and related matters at meetings on October 26 and 27, 2005. In determining whether it was appropriate to approve the Advisory Agreements, the Board requested information, provided by the Adviser and certain independent consultants, that the Board believed to be reasonably necessary to reach its conclusion. The Board carefully evaluated this information, and was advised by legal counsel to the Trust and by legal counsel to the Independent Trustees with respect to its deliberations. In considering the Advisory Agreements, the Board reviewed numerous factors with respect to the Funds Although the investment performance of each Fund during the year was a significant factor in determining that the agreements should be continued, the Board considered the following additional factors, among others, in evaluating the fairness and reasonableness of the compensation to be paid to the Adviser:

* Services provided under the agreement;

* Requirements of the Funds for the services provided by the Adviser;

* The quality of the services previously provided and expected to be provided in the future;

* Fees payable for the services;

* Total expenses of the Funds;

* Whether the Adviser realized economies of scale and shared them with the shareholders;

* The Adviser's commitment to operating the Funds at competitive expense levels;

* Profitability of the Adviser with respect to its relationship with the Funds;

* Soft-dollar and other service benefits received by the Adviser, including sources of revenue to affiliates of the Adviser from the Funds through custodian and co-administration fees, as well as from revenues from serving as the Funds' securities lending agent;

* Capabilities and financial condition of the Adviser;

* Current economic and industry trends; and

* Historical relationship between the Funds and the Adviser.

Current management fees were reviewed in the context of the Adviser's profitability. In addition, the Board reviewed an analysis prepared by an independent third party, comparing each Fund's expense ratio, advisory fee and performance with comparable mutual funds. The Board also reviewed fees that the Adviser charged for managing the assets of similarly-managed institutional accounts.

Based upon its review of these factors, the Board reached the following conclusions:

1. Nature and quality of services. The nature and quality of the Adviser's services appeared to be thorough and professional, and appropriate to the management of each Fund's assets in accordance with its investment policies and restrictions, and applicable law.

2. Performance. Certain Funds had outperformed their peers during one or more comparison periods. The performance of certain other Funds suffered from high expenses due in some cases to a low level of assets. The Board took into consideration the Adviser's willingness to waive fees or reimburse the expenses of certain Funds. With respect to Funds that consistently underperformed their peers, the Board acknowledged that Adviser was actively making staffing changes and proposing investment policy changes to improve the performance of those Funds.

3. Profitability to the Adviser. The revenues from the advisory fees that the Funds paid to the Adviser, as well as "fall-out" and other related revenues that the Adviser and its affiliates received from providing administration, custody and securities lending services, among others, were reasonable and within industry ranges.

Continued

26

The Victory Portfolios  Supplemental Information — continued

  (Unaudited)

4. Economies of scale. With respect to Funds with advisory fee breakpoints, the breakpoint structure enabled those Funds to share in economies of scale. With respect to the remaining Funds, which did not have advisory fee breakpoints, the Board agreed to revisit breakpoints on those Funds at a later date. In addition, the Adviser's willingness to limit Fund expenses in certain cases provided stability to those Funds' expenses.

In connection with its review of the Advisory Agreements, the Board also considered an agreement that the Funds had reached with their administrator and investment adviser as to certain expenditures that among other things supported distribution of Fund shares. The Funds believe that the nature of these expenditures requires additional disclosure to the Board at the time they are incurred. The terms of the agreement require the administrator and the investment adviser to pay to the Funds an aggregate of approximately $13 million, to be allocated to each affected Fund in the Victory Fund Complex according to its net assets as at the date of allocation. The investment adviser also agreed to pay costs incurred by the Funds in conducting an independent review of the facts surrounding the matter. None of these payments will have a material effect on the NAV of any Fund. The investment adviser has further agreed to implement enhanced governance and communications policies and procedures.

Based on its review of the information requested and provided, and following extended discussions concerning the same, the Board, including a majority of the Independent Trustees, determined that renewing the Advisory Agreements was consistent with the best interests of the Funds and their shareholders and that the fees payable thereunder were fair and reasonable. Accordingly, the Board, including a majority of the Independent Trustees, unanimously approved the Advisory Agreements for an additional year on the basis of the foregoing review and discussions.

27

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28

PRSRT STD
U.S. POSTAGE
PAID
Boston, MA
Permit No. 57842

The Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our web site at:	Call Victory at:
www.VictoryConnect.com	800-539-FUND (800-539-3863)

VF-IMMVF-SEMI 4/06

April 30, 2006

Semi Annual Report

Gradison Government Reserves Fund

Prime Obligations Fund

Financial Reserves Fund

Tax-Free Money Market Fund

Ohio Municipal Money Market Fund

VictoryConnect.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, VictoryConnect.com has what you're looking for. Visit us anytime. We're always open.

Shareholder Letter	3

Financial Statements

Schedules of Investments	4

Statements of Assets and Liabilities	26

Statements of Operations	28

Statements of Changes in Net Assets	30

Financial Highlights	33

Notes to Financial Statements	35

Supplemental Information	39

Proxy Voting and Form N-Q Information	39

Expense Examples	40

Portfolio Holdings	42

Trustee and Officer Information	43

Advisory Contract Renewal	46

The Funds are distributed by Victory Capital Advisers Inc., which is not affiliated with KeyCorp or its subsidiaries. Victory Capital Management Inc., a member of the Key financial network, is the investment adviser to the Funds and receives a fee from the Funds for performing services for the Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Gradison Government Reserves Fund, Prime Obligations Fund, Financial Reserves Fund, Tax-Free Money Market Fund and Ohio Municipal Money Market Fund.

An investment in the Funds is not insured or guaranteed by the FDIC or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

NOT FDIC INSURED

Shares of the Victory Funds are not insured by the FDIC,
are not deposits or other obligations of, or guaranteed by, KeyCorp, Victory Capital Management Inc., or their affiliates, and are subject to investment risks, including possible loss of the principal amount invested.

The Victory Portfolios

Call Victory at:

800-539-FUND (800-539-3863)

Visit our web site at:

www.VictoryConnect.com

1

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2

Letter to Our Shareholders

The equity market was strong in the first four months of 2006, even in the face of higher interest rates and rising commodities prices. Returns were healthy for all market capitalizations over the six-month reporting period, with small and mid cap stocks leading the way. Key drivers of the market were continued robust economic growth, solid first quarter earnings, the absence of meaningful wage pressures and rising merger and acquisition activity.

The Federal Reserve maintained its policy of removing what it believes to be an accommodative policy. The entire fixed income maturity spectrum felt the brunt of Fed tightening activity over the last six months. Returns were relatively flat during this period with the exception of modest positive gains for the shorter maturities.

Turning to the regulatory framework, we believe the integrity of the securities markets and mutual fund providers is absolutely vital to investors. Consistent with this philosophy, Victory and the Board of Trustees have had a long-standing commitment to strong compliance and risk management programs. We are dedicated to being at the forefront in meeting the standards of our industry regulators.

At Victory Capital Management, we are aggressively implementing our strategic plan. Chief investment officers for each investment strategy have been assigned, with the primary responsibility of ensuring their respective teams generate added value and manage risk. Further, we have constructed a successful collaboration between our portfolio managers and analysts who use quantitative and qualitative disciplines as part of our investment processes. And new technology is being applied throughout our organization to strengthen our investment and portfolio decision making.

Our commitment to human resources is crucial to our success, and we have been successful in attracting, developing and retaining the most talented professionals in the asset management industry. Victory has strengthened all areas of the organization, including management, research, trading, portfolio management and operations, and our efforts are swiftly paying off.

We extend our deepest thanks for the contributions made by Kathy Dennis, who resigned as President of the Victory Funds in January. Throughout her twelve-year tenure with Victory, her primary focus centered on the Victory Funds. We wish her all the best.

In closing, we appreciate the confidence of our shareholders in the Victory Funds. Please feel free to contact us at 1-800-539-3863 or through our website at www.VictoryConnect.com if you have questions or would like further information.

David C. Brown

President

The Victory Portfolios

3

The Victory Portfolios  Schedules of Investments
Gradison Government Reserves Fund  April 30, 2006

(Amounts in Thousands)  (Unaudited)

Security Description	Principal Amount	Value
U.S. Government Agencies (99.8%)
Federal Farm Credit Bank (10.2%)
4.76%*, 8/9/06	$100,000	$99,992
4.81%*, 8/9/06	25,000	24,999
4.76%*, 9/1/06	20,000	20,003
4.75%*, 1/3/07	6,000	6,002
5.00%, 3/29/07, Callable 6/29/06 @ 100	4,830	4,822
		155,818
Federal Home Loan Bank (89.6%)
4.71%, 5/1/06	177,990	177,990
4.73%, 5/3/06	7,950	7,948
4.61%*, 5/10/06	81,000	80,999
4.69%, 5/12/06	570,000	569,184
4.65%*, 5/19/06	15,000	15,000
2.88%, 5/22/06	10,315	10,305
4.70%*, 6/1/06	100,000	99,997
4.77%*, 6/13/06	40,000	39,998
4.86%*, 7/21/06	50,000	49,999
3.25%*, 7/28/06	7,000	6,970
4.02%, 8/1/06	15,000	15,000
4.43%*, 8/1/06, Callable 5/1/06 @ 100	35,000	35,000
4.57%*, 8/2/06	57,000	56,998
3.25%, 8/11/06	37,705	37,543
4.82%*, 8/21/06	52,000	52,000
4.13%, 9/1/06	10,400	10,400
4.31%, 10/6/06, Callable 7/6/06 @ 100	15,000	15,000
3.00%, 10/19/06, Callable 7/19/06 @ 100	9,365	9,293
4.45%*, 10/27/06, Callable 7/27/06 @ 100	5,000	4,995
4.35%, 10/30/06, Callable 7/3/06 @ 100	15,000	15,000
4.50%*, 11/3/06, Callable 5/3/06 @ 100	8,100	8,096
4.50%, 11/3/06, Callable 7/13/06 @ 100	20,000	19,996
3.50%, 1/18/07	10,000	9,916
3.50%, 1/18/07, Callable 7/18/06 @ 100	5,000	4,958
4.89%, 3/5/07, Callable 8/9/06 @ 100	20,000	19,947
		1,372,532
Total U.S. Government Agencies (Amortized Cost $1,528,350)		1,528,350
Total Investments (Amortized Cost $1,528,350) (a) — 99.8%		1,528,350
Other assets in excess of liabilities — 0.2%		3,394
NET ASSETS — 100.0%		$1,531,744

See notes to schedules of investments and notes to financial statements.

4

The Victory Portfolios  Schedules of Investments
Prime Obligations Fund  April 30, 2006

(Amounts in Thousands)  (Unaudited)

Security Description	Principal Amount	Value
Certificates of Deposit (18.8%)
Bank of New York, 4.41%, 10/5/06	$15,000	$15,000
BNP Paribas, 4.10%, 5/24/06	15,000	15,000
Comerica Bank, 5.07%, 1/22/07	21,000	20,998
Credit Suisse First Boston NY, 4.78%, 5/30/06	25,000	25,001
Credit Suisse First Boston NY, 5.21%, 3/29/07	9,000	9,000
Dexia Bank NY, 4.91%, 11/8/06	17,000	17,000
HBOS Treasury Services NY, 4.28%, 9/29/06	10,000	10,000
National City Bank, 4.97%, 2/28/07	9,000	9,001
Royal Bank of Scotland NY, 4.75%, 12/8/06	15,000	15,001
Toronto Dominion Bank, 3.62%, 6/12/06	14,000	14,000
Toronto Dominion Bank, 4.01%, 8/15/06	11,000	11,000
Wells Fargo Bank, 5.01%, 2/15/07	9,000	9,000
Total Certificates of Deposit (Amortized Cost $170,001)		170,001
Commercial Paper (22.7%)
Blue Bell Funding Corp., 4.79%, 5/5/06 (b)	45,000	44,976
CAFCO LLC, 4.77%, 5/12/06 (b)	20,000	19,971
Rabobank USA Finance, 4.82%, 5/1/06	40,000	40,000
Schlumberger Co., 4.80%, 5/8/06 (b)	20,000	19,981
Stanfield Victoria Funding, 4.87%*, 8/11/06 (b)	15,000	14,998
Thames Asset Global, 4.78%, 5/1/06 (b)	25,683	25,683
UBS Finance Delaware LLC, 4.82%, 5/1/06	40,000	40,000
Total Commercial Paper (Amortized Cost $205,609)		205,609
Corporate Bonds (40.9%)
Anchor Holdings II LLC, 5.02%*, 4/15/26	13,575	13,575
Associates Corp. NA, 7.35%, 5/15/06, MTN	1,000	1,001
Atlas Capital Funding Corp., 4.81%*, 8/4/06, MTN (b)	32,000	31,997
CIT Group, Inc., 5.15%*, 6/19/06, MTN	11,570	11,573
CIT Group, Inc., 4.80%*, 8/18/06, MTN	20,000	20,002
Clinic Investment LP, Series 2000, 4.99%*, 6/1/15	11,840	11,840
Concorde Group Ltd., 4.99%*, 10/1/19	2,585	2,585
Duncan Oil Co., 4.99%*, 4/1/16, LOC National City Bank	3,545	3,545
Fiore Capital LLC, 5.00%*, 8/1/45, LOC M & I Marshall Ilsley Bank	5,000	5,000
Florence Center Association, 5.07%*, 12/1/11, LOC Firstar Bank	1,050	1,050
Four Flags Properties, Inc., 5.00%*, 10/1/28	4,690	4,690
Glacier 600 LLC, 4.97%*, 11/1/16, LOC US Bank NA	4,765	4,765
Goldman Sachs Group, Inc., 4.94%*, 8/18/06, MTN	40,250	40,274
Harrier Finance Funding LLC, 4.86%*, 7/17/06, MTN (b)	25,000	24,998
Harrier Finance Funding LLC, 4.88%*, 1/12/07, MTN (b)	15,000	14,998
HSBC Finance Corp., 5.16%*, 10/27/06, MTN	20,000	20,006
Illinois Great River, 4.94%*, 4/1/34, LOC JP Morgan Chase Bank N.A.	2,490	2,490
International Lease Finance Corp., 5.70%, 7/3/06, MTN	2,070	2,076
J&K Investments of Ohio, 5.02%*, 10/1/25, LOC Fifth Third Bank	2,160	2,160
Laurel Grocery Co. LLC, 5.02%*, 12/1/14	2,015	2,015
Maruga, Series 1999a, 5.02%*, 2/1/20, LOC Fifth Third Bank (b)	4,020	4,020
Metal Forming & Coining, 4.99%*, 7/1/18, LOC National City Bank	5,725	5,725

See notes to schedules of investments and notes to financial statements.

5

The Victory Portfolios  Schedules of Investments — continued
Prime Obligations Fund  April 30, 2006

(Amounts in Thousands)  (Unaudited)

Security Description	Principal Amount	Value
Mississippi Business Finance Corp., 4.75%*, 5/1/06, LOC BP Amoco	$8,100	$8,100
Morgan Stanley, 4.89%*, 5/25/06	40,000	40,000
Neltner Properties LLC, 5.02%*, 12/1/19, LOC Firstar Bank	3,370	3,370
Pomeroy Investments, 5.02%*, 9/1/15, LOC Firstar Bank	2,450	2,450
Richfield Technology Associates LLC, 5.02%*, 4/1/20, LOC Firstar Bank	3,630	3,630
Rise, Inc., 5.06%*, 11/1/22, LOC Wells Fargo Bank N.A.	3,955	3,955
RKS LLC, 5.09%*, 5/1/26, LOC AmSouth Bank (b)	2,365	2,365
RMD Corp., 5.00%*, 11/1/11, LOC Fifth Third Bank (b)	4,400	4,400
SeaRiver Maritime, Inc., 4.79%*, 10/1/11	17,400	17,400
Southwestern Ohio Steel, 5.02%*, 4/1/08, LOC Firstar Bank	1,425	1,425
Stanfield Victoria LLC, 4.80%*, 6/6/06, MTN	10,000	10,000
Stanfield Victoria LLC, 4.79%*, 7/31/06, MTN (b)	20,000	19,999
Stevenson Photo Color Co., 5.02%*, 8/1/19	4,775	4,775
Summit Country Day School, Series 2003, 5.02%*, 11/1/09	6,730	6,730
Surgery Center Financial Corp., 4.99%*, 4/1/20, LOC National City Bank	4,500	4,500
Toyota Motor Credit Corp., 3.00%, 6/9/06, MTN	2,000	1,997
Vista Funding Corp., 5.02%*, 8/1/17, LOC Fifth Third Bank	1,620	1,620
Wisconsin House, 5.00%*, 5/1/35, LOC M & I Marshall Ilsley Bank	2,500	2,500
Total Corporate Bonds (Amortized Cost $369,601)		369,601
Repurchase Agreements (10.9%)
Bear Stearns & Co., 4.78%, 5/1/06 (Date of Agreement 4/28/06, proceeds at maturity $50,020 collateralized by $51,001 various U.S. Government securities 5.00%-7.50%, 8/1/19-4/1/36, market value $51,001)	50,000	50,000
UBS Warburg, 4.76%, 5/1/06 (Date of Agreement 4/28/06, proceeds at maturity $48,899 collateralized by $24,991 various U.S. Government securities 0.00%-8.88%, 1/15/19-7/15/20, market value $24,991)	48,880	48,880
Total Repurchase Agreements (Amortized Cost $98,880)		98,880
Taxable Municipal Bonds (2.8%)
Florida (0.3%)
Osceola County Housing Finance Authority, Revenue, 4.97%*, 9/15/35, LOC JP Morgan Chase Bank	2,395	2,395
Kentucky (0.6%)
Boone County Industrial Building Revenue, Hennegan Co. Project, Series B, 5.02%*, 4/1/16, LOC U.S. Bank N.A.	1,845	1,845
Walton Industrial Building Revenue, Clarion Manufacturing Corp. of America Project, 5.02%*, 8/1/17, LOC Fifth Third Bank	3,620	3,620
		5,465
Missouri (0.4%)
State Development Finance Board, Infastructure Facilities Revenue, St.Louis Center, Series B, 4.97%*, 12/1/20, LOC Firstar Bank	3,910	3,910

See notes to schedules of investments and notes to financial statements.

6

The Victory Portfolios  Schedules of Investments — continued
Prime Obligations Fund  April 30, 2006

(Amounts in Thousands)  (Unaudited)

Security Description	Principal Amount	Value
Ohio (0.9%)
Cleveland-Cuyahoga County Port Authority Revenue, PRL Corp. Project, 4.98%*, 12/1/11, LOC Fifth Third Bank	$8,850	$8,850
Tennessee (0.6%)
Franklin Industrial Development Board, Tax Increment Revenue, 5.00%*, 4/1/30, LOC Fifth Third Bank	5,000	5,000
Total Taxable Municipal Bonds (Amortized Cost $25,620)		25,620
Time Deposit (2.8%)
Wells Fargo, 4.81%, 5/1/06	25,000	25,000
Total Time Deposit (Amortized Cost $25,000)		25,000
U.S. Government Agencies (0.7%)
Federal Home Loan Bank (0.7%)
3.00%, 11/2/06	3,000	2,974
3.00%, 11/24/06, Callable 5/22/06 @ 100	3,000	2,971
		5,945
Total U.S. Government Agencies (Amortized Cost $5,945)		5,945
Total Investments (Amortized Cost $900,656) (a) — 99.6%		900,656
Other assets in excess of liabilities — 0.4%		3,956
NET ASSETS — 100.0%		$904,612

See notes to schedules of investments and notes to financial statements.

7

The Victory Portfolios  Schedules of Investments
Financial Reserves Fund  April 30, 2006

(Amounts in Thousands)  (Unaudited)

Security Description	Principal Amount	Value
Bankers Acceptance (2.3%)
Rabobank, 4.85%, 6/5/06	$5,000	$4,976
Rabobank, 4.85%, 6/6/06	5,000	4,976
Total Bankers Acceptance (Amortized Cost $9,952)		9,952
Certificates of Deposit (11.7%)
Bank of New York, 4.41%, 10/5/06	6,000	6,000
Credit Suisse First Boston NY, 5.21%, 3/29/07	4,000	4,000
Dexia Bank NY, 4.91%, 11/8/06	6,000	6,000
HBOS Treasury Services NY, 4.28%, 9/29/06	4,000	4,000
National City Bank, 4.97%, 2/28/07	4,000	4,000
Royal Bank of Scotland NY, 4.75%, 12/8/06	6,000	6,000
Toronto Dominion Bank, 3.62%, 6/12/06	8,000	8,000
Toronto Dominion Bank, 4.01%, 8/15/06	4,000	4,000
Wells Fargo Bank, 5.01%, 2/15/07	8,000	8,001
Total Certificates of Deposit (Amortized Cost $50,001)		50,001
Commercial Paper (20.5%)
Blue Bell Funding Corp., 4.79%, 5/5/06 (b)	20,000	19,989
CAFCO LLC, 4.77%, 5/12/06 (b)	20,000	19,971
Rabobank USA Finance, 4.82%, 5/1/06	20,000	20,000
Salvation Army, 4.85%, 5/11/06, LOC Bank of America	4,155	4,155
Salvation Army, 4.82%, 5/30/06, LOC Bank of America	5,500	5,500
Thames Asset Global, 4.79%, 5/1/06 (b)	17,683	17,683
Total Commercial Paper (Amortized Cost $87,298)		87,298
Corporate Bonds (39.6%)
Atlas Capital Funding Corp., 4.81%*, 8/4/06, MTN (b)	10,000	9,999
BF FT Myers/BF South, Inc., 5.00%*, 11/1/17, LOC Fifth Third Bank	2,700	2,700
Burgess & Niple, 4.99%*, 9/1/14, LOC National City Bank	2,425	2,425
Calvert Crossing Golf, 5.00%*, 9/1/29	2,790	2,790
Cincinnati Hills Christian Academy, Inc., 5.00%*, 4/1/22, LOC Fifth Third Bank	4,865	4,865
CIT Group, Inc., 4.75%*, 5/12/06, MTN	23,000	23,000
Fort Mitchell Station Partners, LTD., 5.02%*, 2/1/22, LOC Fifth Third Bank (b)	2,160	2,160
General Dynamics Corp., 2.13%, 5/15/06	2,330	2,328
Goldman Sachs Group LP, 7.20%, 3/1/07, MTN (b)	1,000	1,018
Goldman Sachs Group, Inc., 4.94%*, 8/18/06, MTN	20,000	20,012
Harrier Finance Funding LLC, 4.88%*, 1/12/07, MTN (b)	20,000	19,998
HSBC Finance Corp., 5.16%*, 10/27/06, MTN	10,000	10,003
JL Capital One LLC, Series 2002, 5.06%*, 11/1/12, LOC Old National Bank & Wells Fargo	2,300	2,300
John E. Staten Properties, 4.99%*, 10/1/21, LOC National City Bank	3,125	3,125
Maruga, Series 1999b, 5.12%*, 9/1/16, LOC Firstar Bank	1,030	1,030
Morgan Stanley, 4.89%*, 5/25/06	20,000	20,000
Newport Investment Co. LLC, 5.02%*, 12/1/22	3,045	3,045

See notes to schedules of investments and notes to financial statements.

8

The Victory Portfolios  Schedules of Investments — continued
Financial Reserves Fund  April 30, 2006

(Amounts in Thousands)  (Unaudited)

Security Description	Principal Amount	Value
QC Reprographics, Inc., 5.07%*, 2/1/21, LOC Firstar Bank	$1,710	$1,710
Redbank Professional Office Building, 5.02%*, 5/1/21, LOC Firstar Bank	2,840	2,840
SeaRiver Maritime, Inc., 4.79%*, 10/1/11	12,400	12,400
SGM Funding Corp., 5.02%*, 7/1/16, LOC Firstar Bank	1,535	1,535
SGM Funding Corp., 5.02%*, 6/1/22, LOC Firstar Bank	3,355	3,355
Sharp Electronics, 5.02%*, 12/1/12, LOC Fifth Third Bank	2,285	2,285
Stanfield Victoria LLC, 4.80%*, 6/6/06, MTN	5,000	5,000
Wagner Moving & Storage, 5.00%*, 7/1/22, LOC Fifth Third Bank	2,100	2,100
Wal-Mart Stores, 5.45%, 8/1/06	4,715	4,724
Wright Brothers, Inc, 5.02%*, 11/1/12	2,100	2,100
Total Corporate Bonds (Amortized Cost $168,847)		168,847
Repurchase Agreements (19.9%)
Bear Stearns & Co., 4.78%, 5/1/06 (Date of Agreement 4/28/06, Proceeds at maturity $50,020 collateralized by $51,000 various Government Securities, 4.00%- 7.50%, 12/1/09-3/1/36 market value $50,809)	50,000	50,000
UBS Warburg LLC, 4.76%, 5/1/06 (Date of Agreement 4/28/06, Proceeds at maturity $34,714 collateralized by $35,395 Government Security, 0.00%, 4/15/18 market value $35,395)	34,700	34,700
Total Repurchase Agreements (Amortized Cost $84,700)		84,700
Taxable Municipal Bonds (1.1%)
New Mexico (0.4%)
Albuquerque Industrial Revenue, Ktech Corp. Project, 4.96%*, 11/1/22, LOC Wells Fargo Bank	1,800	1,800
New York (0.3%)
State Housing Finance Agency Revenue, 4.85%*, 5/15/31, FNMA	1,320	1,320
Texas (0.4%)
Splendora Higher Education Facilities Corp., Series B, 4.96%*, 12/1/26, LOC Wells Fargo Bank	1,605	1,605
Total Taxable Municipal Bonds (Amortized Cost $4,725)		4,725
Time Deposit (2.4%)
Wells Fargo, 4.81%, 5/1/06	10,000	10,000
Total Time Deposit (Amortized Cost $10,000)		10,000
U.S. Government Agencies (2.4%)
Federal Home Loan Bank (1.0%)
3.85%, 8/4/06, Callable 5/4/06 @ 100	4,105	4,101
4.89%, 3/5/07, Callable 8/9/06 @ 100	4,000	3,995

See notes to schedules of investments and notes to financial statements.

9

The Victory Portfolios  Schedules of Investments — continued
Financial Reserves Fund  April 30, 2006

(Amounts in Thousands)  (Unaudited)

Security Description	Principal Amount	Value
Federal Home Loan Mortgage Corp. (0.5%)
2.20%, 7/28/06, MTN	$2,000	$1,992
Total U.S. Government Agencies (Amortized Cost $10,088)		10,088
Total Investments (Amortized Cost $425,611) (a) — 99.9%		425,611
Other assets in excess of liabilities — 0.1%		530
NET ASSETS — 100.0%		$426,141

See notes to schedules of investments and notes to financial statements.

10

The Victory Portfolios  Schedules of Investments
Tax-Free Money Market Fund  April 30, 2006

(Amounts in Thousands)  (Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (93.1%)
Alabama (3.0%)
Housing Finance Authority Revenue, Multifamily Housing, Hillwood Project, Series H, 3.83%*, 12/15/30, FNMA	$3,330	$3,330
Housing Finance Authority Revenue, Multifamily Housing, Inverness Project, Series G, 3.83%*, 12/15/30, FNMA	4,000	4,000
Housing Finance Authority Revenue, Multifamily Housing, Rocky Ridge Project, Series F, 3.83%*, 12/15/30, FNMA	6,000	6,000
		13,330
Arizona (1.4%)
Cochise County Pollution Control Corp. Solid Waste Disposal Revenue, 3.40%*, 9/1/24, AMT	5,100	5,100
Pima County, Industrial Development Authority, IDR, Brush Wellman, Inc. Project, 3.87%*, 9/1/09, LOC Bank One N.A.	1,200	1,200
		6,300
Colorado (1.5%)
Commerce City, Northern Infrastructure General Improvement, GO, 3.83%*, 12/1/28, LOC U.S. Bank N.A.	5,000	5,000
Weld County EDR, Hudson LLC Project, 3.91%*, 10/1/25, LOC Wells Fargo Bank N.A. AMT	1,750	1,750
		6,750
Florida (5.2%)
Brevard County Health Facilities Authority Revenue, Wuesthoff Health Systems Income Project, 3.80%*, 1/1/34, LOC Suntrust Bank	4,500	4,500
Broward County, Educational Facilities Authority Revenue, Nova Southeastern, Series A, 3.80%*, 4/1/22, LOC Suntrust Bank	2,050	2,050
Orange County Health Facilities Authority Revenue, SHCC Services Income Project, 3.79%*, 12/1/23, LOC Suntrust Bank	6,515	6,515
Putnam County Development Authority Pollution Control Revenue, Seminole Electric, 3.43%*, 3/15/14	2,525	2,525
Putnam County Development Authority Pollution Control Revenue, Seminole Electric Cooperative, Series D, 3.27%*, 12/15/09	8,000	8,000
		23,590
Georgia (5.1%)
Fulton County Development Authority Revenue, Galloway Schools Income Project, 3.80%*, 7/1/22, LOC Suntrust Bank	7,000	7,000
Fulton County Development Authority Revenue, Holy Innocents School Project, 3.80%*, 2/1/18, LOC Suntrust Bank	2,220	2,220

See notes to schedules of investments and notes to financial statements.

11

The Victory Portfolios  Schedules of Investments — continued
Tax-Free Money Market Fund  April 30, 2006

(Amounts in Thousands)  (Unaudited)

Security Description	Principal Amount	Value
Fulton County Development Authority Revenue, Pace Academy, Inc. Project, 3.80%*, 7/1/18, LOC Bank of America N.A.	$2,610	$2,610
Fulton County Development Authority Revenue, Westminster Schools Income Project, 3.80%*, 11/1/28, LOC Suntrust Bank	7,340	7,340
Thomasville Hospital Authority Revenue, Anticipation Certificates, JD Archbold, 3.80%*, 11/1/23, LOC Suntrust Bank	3,900	3,900
		23,070
Illinois (12.8%)
Chicago Revenue, Noble Street Charter School, 3.87%*, 6/1/24, LOC Bank One N.A.	2,100	2,100
Development Finance Authority Revenue, Derby Industries, Inc. Project, 3.95%*, 12/1/11, LOC Fifth Third Bank AMT	1,400	1,400
Development Finance Authority Revenue, Museum of Contemporary Arts Project, 3.83%*, 2/1/29, LOC Bank One N.A.	6,300	6,301
Development Finance Authority Revenue, Providence St. Mellon School Project, 3.87%*, 6/1/37, LOC Bank One N.A.	4,900	4,900
Development Finance Authority Revenue, Solid Waste Disposal, Develgroup LLC Project, Series A, 3.96%*, 1/1/21, LOC Bank One N.A. AMT	1,875	1,875
Development Finance Authority Revenue, WDC Partners LLC Project, 3.95%*, 7/1/21, LOC Bank One N.A. AMT	1,430	1,430
Development Finance Authority, IDR, Industrial Steel Construction, Inc. Project, 3.95%*, 7/15/23, LOC Bank One N.A. AMT	3,410	3,410
Development Finance Authority, IDR, Technifast Industries, Inc., Series A, 3.95%*, 8/1/26, LOC Bank One N.A. AMT	3,190	3,190
East St. Louis Tax Increment, Public Library Project, 3.90%*, 12/1/09, LOC Bank of America N.A.	1,560	1,560
Educational Facilities Authority Revenue, National Louis University, Series B, 3.87%*, 6/1/29, LOC Bank One N.A.	6,000	6,000
Finance Authority Revenue, YMCA Metro Chicago Project, 3.83%*, 6/1/34, LOC Harris Trust & Savings Bank	5,000	5,000
Galesburg, Knox College Project, 3.82%*, 3/1/31, LOC LaSalle National Bank N.A.	5,000	5,000
Glendale Heights, IDR, Hudapack Metal Project, 3.95%*, 9/1/18, LOC Bank One Wisconsin AMT	2,275	2,275
Hanover Park, IDR, Spectra-Tech, Inc. Project, 4.00%*, 8/1/17, LOC Harris Trust & Savings Bank AMT	1,055	1,055
International Port District Revenue, 3.82%*, 1/1/23, LOC LaSalle National Bank N.A.	2,000	2,000

See notes to schedules of investments and notes to financial statements.

12

The Victory Portfolios  Schedules of Investments — continued
Tax-Free Money Market Fund  April 30, 2006

(Amounts in Thousands)  (Unaudited)

Security Description	Principal Amount	Value
Naperville Revenue, Dupage Childrens Museum Project, 3.87%*, 6/1/30, LOC Bank One N.A.	$5,900	$5,900
Upper Illinois River Valley Development Authority Revenue, Advanced Flexible Project, 3.91%*, 6/1/25, LOC ABN AMRO Bank AMT	1,760	1,760
West Chicago, IDR, Liquid Container Project, 3.83%*, 3/1/15, LOC Bank of America N.A.	1,000	1,000
Yorkville, IDR, Wheaton & Co., Inc. Project, 3.95%*, 4/1/16, LOC Bank One N.A. AMT	1,400	1,400
		57,556
Indiana (8.1%)
Elkhart County, EDR, Hinsdale Farms Ltd. Project, 3.95%*, 10/1/17, LOC Bank One N.A. AMT	2,340	2,340
Fort Wayne, EDR, PHD, Inc. Project, 3.95%*, 5/1/15, LOC Wells Fargo Bank N.A. AMT	2,200	2,200
Greenwood, IDR, Jacks Investments LLC Project, 3.95%*, 2/1/16, LOC Bank One Indianapolis AMT	1,130	1,130
Health Facilities Financing Authority Revenue, Crossroads Rehabilitation Center Project, 3.87%*, 7/1/24, LOC Bank One N.A.	2,035	2,035
Indianapolis, EDR, White Arts, Inc. Project, 3.93%*, 6/1/06, LOC General Electric Capital Corp.	4,300	4,300
Mooresville Viking Air Tools, 3.95%*, 3/1/19, LOC Wells Fargo Bank N.A. AMT	2,510	2,510
Noblesville, Rivers Edge Apartments Project, 3.90%*, 7/1/22, LOC Bank One Indianapolis	2,490	2,490
Plymouth, EDR, Witt Co. Project, 3.93%*, 5/1/12, LOC U.S. Bank N.A.	2,045	2,045
State Development Finance Authority Revenue, Custom Lights, Inc. Project, 3.95%*, 12/1/15, LOC Bank One Indiana N.A. AMT	2,200	2,200
State Development Finance Authority Revenue, EDR, Bhar Associates, Inc. Project, 3.95%*, 8/1/16, LOC Bank One Indiana N.A. AMT	1,435	1,435
State Development Finance Authority Revenue, Educational Facilities, Model Aeronautics, 3.90%*, 1/1/21, LOC Bank One Indiana N.A.	3,400	3,400
State Development Finance Authority Revenue, Educational Facilities, Youth Opportunity Center, 3.87%*, 1/1/24, LOC Bank One Indiana N.A.	4,900	4,900
State Development Finance Authority, EDR, I Corp Haulin Trailers Project, 3.95%*, 12/1/17, LOC Bank One Indiana N.A. AMT	1,200	1,200
State Educational Facilities Authority Revenue, University of Evansville, Series B, 3.87%*, 12/1/29, LOC Fifth Third Bank	4,100	4,100
		36,285

See notes to schedules of investments and notes to financial statements.

13

The Victory Portfolios  Schedules of Investments — continued
Tax-Free Money Market Fund  April 30, 2006

(Amounts in Thousands)  (Unaudited)

Security Description	Principal Amount	Value
Iowa (1.5%)
Urbandale, IDR, Interstate Acres LP, 3.94%*, 12/1/14, LOC Principal Mutual	$6,000	$6,000
West Des Moines Revenue, Woodgrain Millwork Income Project, 4.01%*, 4/1/10, LOC Wells Fargo Bank N.A.	980	980
		6,980
Kentucky (6.4%)
Covington, Industrial Building Revenue, St. Charles Center, Inc., 3.88%*, 11/1/13, LOC U.S. Bank N.A.	2,125	2,125
Crestview Hill Industrial Building Revenue, Thomas Moore College Project, 3.88%*, 11/1/26, LOC Fifth Third Bank	4,235	4,235
Dayton Industrial Building Revenue, Woodcraft Manufacturing Co., Inc. Project, 4.13%*, 5/1/17, LOC Fifth Third Bank	460	460
Economic Development Finance Authority Hospital Facilities Revenue, Health Alliance, Series D, 3.79%*, 1/1/22, MBIA, SPA Credit Suisse First Boston	6,650	6,650
Economic Development Finance Authority, Hospital Facilities Revenue, Highland Regional Project, Series A, 3.90%*, 8/1/13, LOC U.S. Bank N.A.	4,600	4,600
Kenton County Industrial Building Revenue, Baptist Convalescent Center, 3.84%*, 7/1/18, LOC Fifth Third Bank	2,300	2,300
Lexington-Fayette Urban County Government Industrial Building Revenue, LTS Housing Corp., Inc. Project, 3.87%*, 11/1/28, LOC National City Bank	3,090	3,090
Pulaski County Solid Waste Disposal Revenue, National Rural Utilities, Series B, 3.42%*, 8/15/23, AMT	4,550	4,550
Somerset, Industrial Building Revenue, Glen Oak Lumber & Mining, 3.95%*, 4/1/11, LOC Bank One Milwaukee N.A. AMT	945	945
		28,955
Maryland (2.4%)
State Health & Higher Educational Facilities Authority Revenue, French International School, 3.80%*, 9/1/34, LOC Suntrust Bank	11,000	11,000
Michigan (5.3%)
Higher Educational Facilties Authority Revenue, Limited Obligation, Hope College, 3.82%*, 4/1/34, LOC Bank One N.A.	2,700	2,700
Jackson County Economic Development Corp., Melling Tool Co. Project, 3.96%*, 8/1/18, LOC Comerica Bank AMT	4,585	4,585
Jackson Public Schools, GO, Series B, 3.75%, 5/24/06, LOC Comerica Bank	3,000	3,001

See notes to schedules of investments and notes to financial statements.

14

The Victory Portfolios  Schedules of Investments — continued
Tax-Free Money Market Fund  April 30, 2006

(Amounts in Thousands)  (Unaudited)

Security Description	Principal Amount	Value
State Strategic Fund Limited Obligation Revenue, Agape Plastics, Inc. Project, 3.95%*, 11/1/28, LOC Bank One Michigan AMT	$1,600	$1,600
State Strategic Fund Limited Obligation Revenue, Grosse Point Academy, 3.87%*, 8/1/30, LOC Comerica Bank	2,100	2,100
State Strategic Fund Limited Obligation Revenue, Livonia Tool, Inc. Project, 3.96%*, 3/1/26, LOC Comerica Bank AMT	4,000	4,000
State Strategic Fund Limited Obligation Revenue, Non-Ferrous Cast Alloys Project, 3.95%*, 3/1/19, LOC Bank One Michigan AMT	1,200	1,200
State Strategic Fund Limited Obligation Revenue, Oak Industrial Drive Project, 3.96%*, 11/1/33, LOC Comerica Bank AMT	4,770	4,770
		23,956
Minnesota (2.3%)
Buffalo, IDR, Ekon Powder Coating Project, 4.01%*, 3/1/17, LOC Wells Fargo Bank N.A. AMT	1,525	1,525
New Brighton, IDR, Donatelle Holdings Project, 4.01%*, 5/1/12, LOC Wells Fargo Bank N.A. AMT	1,850	1,850
Red Wing Port Authority, IDR, D.L. Ricci Corp. Project, 4.01%*, 10/1/20, LOC Wells Fargo Bank N.A. AMT	925	925
School Districts Tax & Aid Anticipation Borrowing Program Certificates, 4.00%, 9/12/06, School District Credit Program Insured	6,000	6,022
		10,322
Mississippi (0.4%)
Blue Mountain, IDR, Blue Mountain Production Co. Project, 4.00%*, 10/1/08, LOC Harris Trust & Savings Bank AMT	1,600	1,600
Missouri (4.6%)
Kansas City, IDR, Century Avenue Association, 3.60%*, 12/1/11, LOC Bank of America AMT	4,900	4,900
St. Charles County Industrial Development Authority Revenue, Cedar Ridge Project, 3.82%*, 5/15/31, FNMA	11,280	11,280
State Health & Educational Facilities Authority Revenue, Cox Health Systems, 3.77%*, 6/1/15, MBIA, SPA Chase Manhattan Bank	2,700	2,700
State Health & Educational Facilities Authority Revenue, The Washington University, Series C, 3.77%*, 9/1/30, SPA JP Morgan Chase Bank	1,700	1,700
		20,580
Nebraska (0.9%)
American Public Energy Agency, Gas Supply Revenue, National Public Gas Agency, Series B, 3.78%*, 2/1/14, SPA Societe Generale	4,225	4,225
New Hampshire (1.2%)
Manchester Housing Authority Multifamily Revenue, Wall Street Tower, Series A, 3.86%*, 6/15/15, LOC PNC Bank N.A.	5,525	5,525

See notes to schedules of investments and notes to financial statements.

15

The Victory Portfolios  Schedules of Investments — continued
Tax-Free Money Market Fund  April 30, 2006

(Amounts in Thousands)  (Unaudited)

Security Description	Principal Amount	Value
New Mexico (2.7%)
State Hospital Equipment Loan Council, Hospital Revenue, Presbyterian Healthcare, Series A, 3.80%*, 8/1/30, FSA, SPA Citibank N.A.	$10,000	$10,000
State Hospital Equipment Loan Council, Hospital Revenue, Presbyterian Healthcare, Series B, 3.82%*, 8/1/30, FSA, SPA Citibank N.A.	2,400	2,400
		12,400
North Carolina (2.0%)
Capital Facilities Finance Agency Student Revenue, Fayetteville University, 3.80%*, 11/1/33, LOC Wachovia Bank N.A.	2,900	2,900
Medical Care Commission Hospital Revenue, Northeast Medical Center Project, 5.75%, 11/1/06, AMBAC	1,095	1,106
Medical Care Commission Revenue, Lutheran Retirement Project, 3.80%*, 1/1/19, LOC Bank of America N.A.	2,945	2,945
Moore County Industrial Facilities & Pollution Control Authority Revenue, Perdue Farms, Inc. Project, 3.80%*, 6/1/10, LOC Rabobank Nederland	2,050	2,050
		9,001
Ohio (3.3%)
Ashtabula County Hospital Facilities Revenue, Astabula County Medical Center Project, 3.82%*, 12/1/07, LOC Bank One N.A.	855	855
Columbus Sewer Revenue, 3.80%*, 6/1/11, Liquidity Support Provided By City of Columbus	200	200
Cuyahoga County, Hospital Facilities Revenue, Sisters Charity Health Systems, 3.82%*, 11/1/30, LOC National City Bank	12,565	12,565
Green Healthcare Revenue, Greater Akron-Canton Project, 3.92%*, 7/1/19, LOC National City Bank	1,380	1,380
		15,000
Oklahoma (0.5%)
Muskogee Medical Center Authority Revenue, 3.85%*, 10/1/32, LOC Bank of America N.A.	2,300	2,300
Pennsylvania (4.1%)
Benzinger Township Hospital Authority, Elk Regional Health System, 3.83%*, 12/1/30, LOC PNC Bank N.A.	1,400	1,400
College Township Industrial Authority, IDR, Ball Corp. Project, 3.87%*, 11/1/11, LOC Bank One N.A.	4,500	4,500
Erie County Hospital Authority, Mercy Terrace Project, 3.86%*, 8/1/18, LOC Chase Bank of Texas N.A.	1,645	1,645
Luzerne County, IDR, YMCA Wilkes-Barre Project, 3.86%*, 10/1/31, LOC PNC Bank N.A.	4,740	4,740
Philadelphia Authority, IDR, Chestnut Hill Academy, 3.82%*, 12/1/35, LOC Wachovia Bank N.A.	2,250	2,250
State Higher Educational Facilities Authority Revenue, Kings College, 3.63%*, 5/1/18	3,760	3,771
		18,306

See notes to schedules of investments and notes to financial statements.

16

The Victory Portfolios  Schedules of Investments — continued
Tax-Free Money Market Fund  April 30, 2006

(Amounts in Thousands)  (Unaudited)

Security Description	Principal Amount	Value
South Carolina (2.9%)
Educational Facilities Authority Revenue, Private Nonprofit Institutions, Erskine College Project, 3.85%*, 10/1/23, LOC Bank of America N.A.	$2,600	$2,600
Jobs Economic Development Authority Revenue, Sister of Charity Hospitals, 3.82%*, 11/1/32, LOC Wachovia Bank N.A.	8,400	8,400
Piedmont Municipal Power Agency, Electric Revenue, Sub Series B-1, 3.80%*, 1/1/34, MBIA, SPA JP Morgan Chase Bank	400	400
Piedmont Municipal Power Agency, Electric Revenue, Sub Series B-3, 3.80%*, 1/1/34, AMBAC, SPA JP Morgan Chase Bank	600	600
Piedmont Municipal Power Agency, Electric Revenue, Sub Series B-6, 3.80%*, 1/1/31, MBIA, SPA Dexia Credit Local	1,030	1,030
		13,030
Tennessee (1.5%)
Shelby County, Public Improvement School, Series B, GO, 3.80%*, 4/1/30, SPA Landesbank Hessen	6,600	6,600
Texas (3.4%)
San Antonio Water Revenue, Sub Series A, 3.81%*, 5/15/33, MBIA, SPA JP Morgan Chase Bank	380	380
State TRAN, GO, 4.50%, 8/31/06	15,000	15,073
		15,453
Utah (2.0%)
Emery County Pollution Control Revenue, Pacificorp Project, 3.83%*, 7/1/15, LOC BNP Paribas	2,400	2,400
Intermountain Power Agency, Power Supply Revenue, Series E, 3.45%*, 7/1/14, AMBAC, SPA Landesbank Hessen	6,500	6,500
		8,900
Washington (0.6%)
State Housing Finance Commission Nonprofit Revenue, Evergreen School Project, 3.81%*, 7/1/28, LOC Wells Fargo Bank N.A.	2,620	2,620
West Virginia (0.2%)
State Hospital Finance Authority Hospital Revenue, West Virginia University Hospital, Series A, 4.50%, 6/1/06, FSA	1,000	1,001
Wisconsin (7.8%)
Clinton Community School District, TRAN, 3.15%, 9/26/06	1,820	1,820
Evansville, IDR, Stoughton Trailers, Inc., 3.95%*, 12/1/08, LOC Bank One Milwaukee N.A. AMT	5,980	5,980
Fall Creek School District, TRAN, 3.15%, 9/15/06	1,475	1,475

See notes to schedules of investments and notes to financial statements.

17

The Victory Portfolios  Schedules of Investments — continued
Tax-Free Money Market Fund  April 30, 2006

(Amounts in Thousands, Except Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Fitchburg, IDR, 3.95%*, 12/1/18, LOC Bank One Wisconsin AMT	$1,850	$1,850
Fort Atkinson, IDR, Lorman Iron & Metal, 4.10%*, 12/1/11, LOC Bank One N.A. AMT	890	890
Lawrence, IDR, R. Lewis & R. Lewis LLC Project, 3.95%*, 8/1/27, LOC Bank One N.A. AMT	1,000	1,000
Middleton-Cross Plains Area School District, BAN, 4.00%, 12/1/06	1,875	1,875
Minocqua Hazelhurst School District, TRAN, 3.10%, 10/5/06	1,100	1,101
Pewaukee School District, TRAN, 3.05%, 9/13/06	7,000	7,002
River Falls, IDR, Quadion Corporate Project, 3.90%*, 11/1/14, LOC U.S. Bank AMT	1,055	1,055
Rolling, IDR, Kretz Lumberg, Inc. Project, 3.95%*, 11/1/11, LOC Bank One Wisconsin AMT	2,620	2,620
State, GO, Series A, 4.50%, 5/1/06, FGIC	5,000	5,000
Two Rivers Public School District, Series A, TRAN, 3.10%, 9/29/06	3,750	3,752
		35,420
Total Municipal Bonds (Amortized Cost $420,055)		420,055
Commercial Paper (6.3%)
Florida (0.7%)
Cape Coral, TECP, 3.55%, 8/4/06	3,000	3,000
Kansas (1.1%)
Burlington, TECP, 3.20%, 6/7/06	5,000	5,000
Massachusetts (1.1%)
State Health and Education, TECP, 3.60%, 7/26/06	5,000	5,000
North Carolina (2.2%)
Charlotte Water & Sewer, TECP, 3.60%, 8/1/06	10,000	10,000
Texas (1.2%)
Upper Trinity Regulatory Water, TECP, 3.20%, 6/9/06, LOC Bank of America	5,500	5,500
Total Commercial Paper (Amortized Cost $28,500)		28,500
Investment Companies (0.2%)
AIM Tax Free Money Market Fund	906,439	906
Total Investment Companies (Cost $906)		906
Total Investments (Cost $449,461) (a) — 99.6%		449,461
Other assets in excess of liabilities — 0.4%		1,981
NET ASSETS — 100.0%		$451,442

See notes to schedules of investments and notes to financial statements.

18

The Victory Portfolios  Schedules of Investments
Ohio Municipal Money Market Fund  April 30, 2006

(Amounts in Thousands)  (Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (98.4%)
New Mexico (0.1%)
Hurley Pollution Control Revenue, Kennecott Santa Fe, 3.81%*, 12/1/15	$600	$600
Ohio (98.3%)
Archbold, GO, BAN, 3.50%, 8/10/06	1,790	1,792
Ashland Water Systems Improvement Notes, GO, 4.00%, 10/19/06	2,450	2,458
Athens County, Port Authority Housing Revenue, Housing for Ohio Income Project, 3.84%*, 6/1/32, LOC	15,530	15,531
Wachovia Bank N.A. Belmont County, Sanitation and Sewer Improvement, GO, BAN, 4.25%, 3/14/07	1,600	1,609
Blue Ash, GO, BAN, 3.75%, 11/14/06	1,500	1,500
Bowling Green, IDR, Lamson & Sessions Project, 3.88%*, 8/1/09, LOC	800	800
Harris Trust & Savings Bank AMT Butler County Airport, GO, BAN, 4.00%, 6/8/06, AMT	1,000	1,001
Butler County Revenue, Lakota Family YMCA, 3.83%*, 5/1/27, LOC PNC Bank N.A.	2,200	2,200
Butler County, Capital Funding Revenue CCAO Low Cost Capital, Series A, 3.82%*, 6/1/35, LOC US Bank N.A.	150	150
Butler County, GO, BAN, Series C, 4.00%, 9/21/06	3,500	3,514
Butler County, GO, BAN, Series D, 4.00%, 10/12/06	4,365	4,383
Butler County, Health Care Facilities Revenue, 3.82%*, 9/1/22, LOC Fifth Third Bank	2,800	2,800
Butler County, Health Care Facilities Revenue, 3.83%*, 7/1/24, LOC U.S. Bank N.A.	3,800	3,800
Butler County, Hospital Facilities Revenue, 3.82%*, 11/1/17, LOC U.S. Bank N.A.	3,040	3,040
Centerville Health Care Revenue, Bethany Lutheran, 3.84%*, 11/1/13, LOC National City Bank	3,550	3,550
Cincinnati & Hamilton County Port Authority, EDR, Kenwood Office Association Project, 3.85%*, 9/1/25, LOC Fifth Third Bank	1,000	1,000
Clark County, GO, BAN, 3.65%, 11/28/06	3,900	3,904
Cleveland City School District, 5.50%, 6/1/06, AMBAC	2,000	2,004
Cleveland Waterworks Revenue, Series L, 3.78%*, 1/1/33, FGIC, SPA Westdeutshe Landesbank	8,580	8,580
Clinton County, Airport Facilities Revenue, 3.80%*, 6/1/11, LOC Wachovia Bank N.A.	11,800	11,801
Clinton Massie Local School District, GO, BAN, School Construction, 3.62%, 11/21/06 (c)	6,539	6,549
Columbus Regional Airport Authority Revenue, Capital Funding, OASBO Program, Series A, 3.82%*, 3/1/34, LOC U.S. Bank N.A.	10,050	10,050
Columbus Regional Airport Authority Revenue, Capital Funding, Pooled Financing Program, Series A, 3.82%*, 1/1/30, LOC U.S. Bank N.A.	3,500	3,500
Columbus Sewer Revenue, 3.80%*, 6/1/11, Liquidity Support Provided By City of Columbus	3,700	3,700
Coshocton County, Health Care Facilities Revenue, Hartville Homes, Inc. Project, 3.90%*, 9/1/20, LOC Bank One N.A.	2,330	2,330
Coshocton County, Memorial Hospital Project Revenue, 3.90%*, 3/1/17, LOC Bank One Columbus N.A.	2,300	2,300
Cuyahoga County, Continuing Care Facilities Revenue, 3.80%*, 2/1/29, LOC LaSalle Natinal Bank	11,500	11,500

See notes to schedules of investments and notes to financial statements.

19

The Victory Portfolios  Schedules of Investments — continued
Ohio Municipal Money Market Fund  April 30, 2006

(Amounts in Thousands)  (Unaudited)

Security Description	Principal Amount	Value
Cuyahoga County, Health Care Facilites Revenue, Devon Oaks Project, 3.80%*, 2/1/34, LOC ABN AMRO Bank	$6,250	$6,250
Cuyahoga County, Health Care Facilities Revenue, Jennings Center Older Project, 3.86%*, 11/1/23, LOC Fifth Third Bank	2,400	2,400
Cuyahoga County, Hospital Facilities Revenue, Sisters Charity Health Systems, 3.82%*, 11/1/30, LOC National City Bank	1,135	1,135
Cuyahoga County, IDR, Horizon Activities Centers Project, 3.92%*, 7/1/25, LOC U.S.Bank N.A.	965	965
Cuyahoga County, IDR, Landerhaven Executive Project, 4.00%*, 12/1/08, LOC U.S. Bank N.A. AMT	1,245	1,245
Cuyahoga County, IDR, Progressive Plastics Project, 4.10%*, 11/1/13, LOC Bank One Columbus N.A. AMT	685	685
Cuyahoga County, IDR, Watt Printing Co. Project, 3.97%*, 4/1/16, LOC National City Bank AMT	1,620	1,620
Cuyahoga County, Multifamily Housing Revenue, Housing Mortgage, East Side, 3.30%, 5/1/06, LOC Bayerische Landesbank, AMT	3,500	3,500
Deerfield Township, GO, BAN, 3.40%, 11/30/06	3,210	3,210
Eastlake, IDR, Astro Model Development Project, 3.95%*, 9/1/16, LOC National City Bank AMT	1,315	1,315
Elyria, GO, BAN, 4.00%, 10/18/06	2,550	2,560
Englewood, IDR, YMCA Dayton Project, Series A, 3.90%*, 3/1/27, LOC Bank One N.A.	3,770	3,770
Erie County, Health Care Facilities Revenue, Series B, 3.85%*, 10/1/21, LOC Bank One N.A.	4,175	4,175
Erie County, Public Infrastructure Improvement, GO, BAN, 3.50%, 9/28/06	1,000	1,002
Fairborn, EDR, 4.15%*, 5/1/06, LOC U.S. Bank N.A.	100	100
Franklin County, EDR, Columbus Electric Funded Project, 3.83%*, 4/1/21, LOC Bank One N.A.	1,420	1,420
Franklin County, Health Care Facilities Revenue, 3.92%*, 11/1/19, LOC National City Bank	1,855	1,855
Franklin County, Health Care Facilities Revenue, Friendship Village Dublin, Series B, 3.80%*, 11/1/34, LOC Lasalle National Bank N.A.	4,000	4,000
Franklin County, Hospital Revenue, Children's Hospital Project, Series B, 3.92%*, 12/1/14, SPA Bank One Columbus N.A.	6,800	6,800
Franklin County, IDR, Bricker & Eckler, 4.09%*, 11/1/14	250	250
Franklin County, Multifamily Revenue, Community Properties II, 3.87%*, 6/1/09, LOC Fifth Third Bank AMT	3,500	3,500
Franklin County, Multifamily Revenue, Golf Pointe Apartments Project, Series A, 3.86%*, 1/1/34, LOC Lasalle National Bank N.A. AMT	2,785	2,785
Franklin County, Multifamily Revenue, Hanover Ridge Apartments, 3.94%*, 12/15/30, FNMA AMT	1,450	1,450
Green, GO, BAN, 3.50%, 7/19/06	1,250	1,251
Grove City, Multifamily Revenue, Regency Arms Apartments, 3.85%*, 6/15/30, FNMA AMT	7,900	7,900
Hamilton County Parking System Revenue, 3.80%*, 12/1/26, LOC U.S. Bank	8,820	8,820
Hamilton County, EDR, 3.84%*, 11/1/21, LOC Fifth Third Bank	8,200	8,200
Hamilton County, EDR, Boys/Girls Club, Inc. Project, 3.86%*, 12/1/28, LOC PNC Bank Ohio N.A.	2,400	2,400

See notes to schedules of investments and notes to financial statements.

20

The Victory Portfolios  Schedules of Investments — continued
Ohio Municipal Money Market Fund  April 30, 2006

(Amounts in Thousands)  (Unaudited)

Security Description	Principal Amount	Value
Hamilton County, EDR, Samuel W. Bell Home Project, 3.83%*, 4/1/22, LOC U.S. Bank N.A.	$2,820	$2,820
Hamilton County, Health Care Facilites Revenue, Sisters of Charity Senior Care, 3.86%*, 8/1/27, LOC Fifth Third Bank	4,035	4,035
Hamilton County, Health Care Facilities Revenue, Deaconess Long Term Care, Series A, 3.83%*, 5/15/30, LOC Lasalle Bank N.A.	2,570	2,570
Hamilton County, Health Care Facilities Revenue, Ronald McDonald House Project, 3.82%*, 5/1/15, LOC Fifth Third Bank	2,755	2,755
Hamilton County, Hospital Facilities Revenue, Children's Hospital Medical Center, 3.80%*, 5/15/28, LOC Chase Manhattan Bank	13,410	13,411
Hamilton County, Hospital Facilities Revenue, Elizabeth Gamble, Series A, 3.80%*, 6/1/27, LOC JP Morgan Chase Bank	2,320	2,320
Hamilton County, Hospital Facilities Revenue, Health Alliance, Series F, 3.79%*, 1/1/18, MBIA, SPA Credit Suisse First Boston	2,160	2,160
Hamilton County, Hospital Revenue, Beechwood Home Project, 3.83%*, 7/1/22, LOC U.S. Bank N.A.	5,600	5,600
Hamilton Multifamily Housing Revenue, Affordable Housing, Series B, 3.82%*, 1/1/35, LOC Federal Home Loan Bank	1,920	1,920
Hamilton Real Estate, GO, BAN, 3.20%, 6/1/06	1,400	1,400
Hamilton, BAN, Series A, 4.50%, 9/15/06 (d)	3,000	3,008
Hamilton, Multifamily Housing Revenue, Series A, 3.82%*, 1/1/30, LOC Bank One Indiana N.A.	6,622	6,622
Hamilton, Real Estate Acqusition, BAN, 3.85%, 9/15/06 (d)	1,370	1,370
Henry County, GO, BAN, 4.25%, 3/22/07	3,305	3,323
Highland Heights, Aberdeen Business, GO, BAN, 3.50%, 10/5/06	800	802
Hilliard, IDR, National Sign, 3.95%*, 12/1/19, LOC Bank One N.A. AMT	2,290	2,290
Huron County, IDR, American Baler Project, 3.90%*, 4/1/11, LOC Bank One Indianapolis AMT	800	800
Lakewood City School District, School Construction, GO, BAN, 3.50%, 9/14/06	6,000	6,010
Leipsic, IDR, Patrick Products, Inc. Project, 3.95%*, 6/1/11, LOC Bank One N.A. AMT	3,420	3,420
Licking County, Health Care Facilities Revenue, 3.80%*, 11/1/33, LOC Bank of Scotland	5,000	5,000
Lima, Hospital Revenue, Lima Memorial Hospital Project, 3.87%*, 6/1/33, LOC Bank One N.A.	2,400	2,400
Lorain County, IDR, Malt Properties Ltd. Project, 3.96%*, 4/1/34, LOC Bank One N.A. AMT	5,500	5,500
Lucas County Health Care Facilities Revenue, Sunset Retire, Series B, 3.80%*, 8/15/30, LOC Fifth Third Bank	460	460
Lucas County, IDR, American Capital Properties, 3.92%*, 10/1/18, LOC National City Bank AMT	3,405	3,405
Lucas County, IDR, Lott Industries, Inc. Project, 3.87%*, 8/1/21, LOC National City Bank	3,760	3,760
Mahoning County, EDR, Family YMCA, St. Elizabeth, 3.87%*, 5/1/21, LOC National City Bank	3,200	3,200
Marion County, Hospital Revenue, Pooled Leasing Program, 3.82%*, 8/1/20, LOC Bank One N.A.	405	405
Mark Milford Hicksville Community Memorial Hospital, 3.82%*, 12/1/37, LOC Fifth Third Bank	2,000	2,000
Marysville Exempted Village School District, GO, BAN, 4.00%, 5/25/06	2,500	2,501

See notes to schedules of investments and notes to financial statements.

21

The Victory Portfolios  Schedules of Investments — continued
Ohio Municipal Money Market Fund  April 30, 2006

(Amounts in Thousands)  (Unaudited)

Security Description	Principal Amount	Value
Marysville Exempted Village School District, GO, BAN, 4.00%, 5/25/06	$15,000	$15,011
Mentor, Street Improvement, GO, BAN, 4.00%, 10/1/06	2,500	2,507
Miami East Local School District, GO, BAN, 3.75%, 6/8/06	2,000	2,001
Miami Trace Local School District, Facilities Improvement, GO, BAN, 4.00%, 7/18/06	1,400	1,402
Miami Trace Local School District, GO, BAN, 4.00%, 7/18/06	5,000	5,007
Monroe County, Income Tax Corridor 75, 3.88%*, 12/1/18, LOC Bank of Montreal & Provident Bank	2,000	2,000
Montgomery County, EDR, Benjamin & Marian Project, Series A, 3.87%*, 4/1/11, LOC National City Bank	1,700	1,700
Montgomery County, EDR, Benjamin & Marian Project, Series B, 3.87%*, 8/1/16, LOC National City Bank	6,595	6,595
Montgomery County, Health Care Facilities Revenue, Kettering Affiliated Project, 3.87%*, 5/1/22, LOC Bank One N.A.	2,500	2,500
Montgomery County, IDR, Citywide Development Corp. Project, 3.95%*, 12/1/13, LOC Bank One Dayton N.A. AMT	1,540	1,540
Montgomery County, IDR, Town Centers Ltd. Partner Project, 3.60%*, 11/15/16, LOC National City Bank	1,740	1,740
Montgomery County, Multifamily Housing Revenue, Cambridge Commons Apartments, Series A, 3.89%*, 4/1/38, LOC Federal Home Loan Bank	4,125	4,125
Morrow County, Courthouse, GO, BAN, 4.25%, 1/23/07	1,000	1,005
Muskingum County, GO, BAN, 4.00%, 7/18/06	1,465	1,467
Muskingum County, Sanitation and Sewer Improvement, GO, BAN, 4.27%, 7/18/06	2,700	2,705
North Baltimore Local School District, School Improvement, GO, BAN, 4.10%, 12/14/06	2,320	2,328
North Olmstead Fire Station, BAN, 3.23%, 5/3/06	1,650	1,650
Ohio State University, General Receipts, 3.83%*, 12/1/26, FSA, SPA Dexia Bank	2,600	2,600
Olmsted Falls, Fire Station 05-2, GO, BAN, 3.35%, 10/19/06	1,900	1,902
Orrville, Electric System Improvement, GO, BAN, 3.32%, 9/21/06	800	801
Parma Heights, Street Improvement, BAN, 3.25%, 9/22/06	1,126	1,127
Parma, IDR, FDC Realty Project, 3.85%*, 12/1/19, LOC Bank One N.A. AMT	2,115	2,115
Penta County Career Center, TAN, 4.25%, 3/1/07	8,000	8,048
Perrysburg, GO, BAN, 3.65%, 11/9/06	1,510	1,513
Portage County, Health Care Facilities Revenue, Coleman Professional Services, 3.90%*, 12/1/22, LOC Bank One N.A.	3,860	3,860
Reading, IDR, General Tool Co. Project, 3.93%*, 3/1/08, LOC Bank of Montreal & Provident Bank AMT	1,165	1,165
Sandusky, GO, BAN, 3.75%, 10/24/06	6,130	6,146
Sandy Valley, Local School District, GO, BAN, 4.25%, 6/21/06	2,000	2,003
Sharonville, IDR, Edgecomb Metals Co. Project, 3.81%*, 11/1/09, LOC Wells Fargo Bank N.A.	900	900
Solon, IDR, JTM Products, Inc. Project, 3.92%*, 6/1/21, LOC National City Bank AMT	2,975	2,975
Springdale, GO, BAN, 3.50%, 10/12/06	1,250	1,252
Stark County, IDR, Polymer Packaging Project, 4.02%*, 7/1/21, LOC National City Bank AMT	810	810

See notes to schedules of investments and notes to financial statements.

22

The Victory Portfolios  Schedules of Investments — continued
Ohio Municipal Money Market Fund  April 30, 2006

(Amounts in Thousands)  (Unaudited)

Security Description	Principal Amount	Value
State Air Quality Development Authority Revenue, AK Steel, Series A, 3.92%*, 6/1/24, LOC ABN AMRO Bank AMT	$9,000	$9,000
State Air Quality Development Authority Revenue, Pollution Control, Series A, 3.72%*, 8/1/33, LOC Barclays Bank	8,000	8,000
State Building Authority, Correctional Facilities, Series A, 6.00%, 10/1/06	2,000	2,025
State EDR, YMCA Greater Cincinnati Project, 3.83%*, 11/1/21, LOC Bank One N.A.	3,220	3,220
State Higher Educational Facility Commission Revenue, Malone College, 3.87%*, 4/1/09, LOC National City Bank	6,000	6,000
State Higher Educational Facility Commission Revenue, Pooled Financing, 3.87%*, 12/1/16, LOC Fifth Third Bank	1,260	1,260
State Higher Educational Facility Commission Revenue, Wilmington College, 3.90%*, 10/1/11, LOC Fifth Third Bank	1,500	1,500
State Housing Finance Agency Revenue, Residential Mortgage, 3.85%*, 9/1/35, SPA FHLB AMT	2,200	2,200
State Housing Finance Agency, Mortgage Revenue, Residential Mortgage, Series B2, 3.79%*, 9/1/35, FHA, SPA FHLB	7,250	7,250
State Housing Finance Agency, Multifamily Revenue, Chambrel at Montrose, Series F, 3.83%*, 11/15/32, FNMA	11,451	11,451
State Solid Waste Revenue, BP Exploration & Oil Project, 3.85%*, 8/1/34, AMT	1,395	1,395
State Solid Waste Revenue, BP Exploration & Oil Project, 3.85%*, 8/1/34, AMT	4,800	4,800
Summit County Revenue, Neighborhood Development Corp., 3.92%*, 6/1/24, LOC National City Bank	1,000	1,000
Summit County, IDR, Arlington Plaza Project, 3.65%*, 9/1/15, LOC U.S. Bancorp	1,545	1,545
Summit County, IDR, Atlas Steel Project, 3.97%*, 6/1/10, LOC National City Bank AMT	1,800	1,800
Summit County, IDR, Delco Corp. Project, 4.02%*, 6/1/16, LOC National City Bank AMT	400	400
Summit County, IDR, Fiocca, Inc. Project, 3.93%*, 6/1/16, LOC Fifth Third Bank AMT	1,555	1,555
Summit County, IDR, VMS Development Project, 3.92%*, 7/1/18, LOC National City Bank AMT	2,230	2,230
Toledo-Lucas County, 3.85%*, 12/1/06, LOC Wachovia Bank N.A.	2,800	2,800
Toledo-Lucas County Port Authority, EDR, St. Francis DeSales High School, 3.82%*, 8/1/25, LOC Fifth Third Bank	6,000	6,000
Toledo-Lucas County Port Authority, Series C, 3.79%*, 5/15/38, LOC Sovereign Bank & Bank of Nova Scotia	3,450	3,450
Trumbull County, IDR, 4.10%*, 10/1/19, LOC Bank One Columbus N.A. AMT	2,295	2,295
University of Akron General Receipts, 3.80%*, 1/1/29, FGIC, SPA Dexia Credit Local	6,550	6,550
University of Cincinnati, General Receipts, Series B, 3.80%*, 6/1/31, AMBAC, SPA Bayerische Landesbank	8,550	8,550
Upper Arlington City School District, Energy Conservation Notes, GO, 3.71%, 11/2/06	1,230	1,233
Upper Arlington, GO, BAN, 4.00%, 1/8/07	3,072	3,086

See notes to schedules of investments and notes to financial statements.

23

The Victory Portfolios  Schedules of Investments — continued
Ohio Municipal Money Market Fund  April 30, 2006

(Amounts in Thousands)  (Unaudited)

Security Description	Principal Amount	Value
Van Wert County, IDR, Kennedy Manufacturing Co., 3.95%*, 11/1/17, LOC Bank One N.A. AMT	$750	$750
Warren County, IDR, Lindsey Steel Processing, 3.93%*, 8/1/07, LOC U.S. Bank N.A. AMT	890	890
Washington County, Hospital Revenue, Marietta Area Health, 3.82%*, 12/1/26, LOC Fifth Third Bank	4,470	4,470
Wayne County, Health Care Facilities Revenue, West View Manor Project, 3.85%*, 9/1/21, LOC Fifth Third Bank	4,015	4,015
Westlake, IDR, Logan Westlake Project, 3.97%*, 6/1/16, LOC Fifth Third Bank AMT	1,135	1,135
Williams County, IDR, Letts Industries, Inc. Project, 3.97%*, 11/1/08, LOC PNC Bank N.A. AMT	485	485
Wood County, IDR, Jerl Machine Project, 3.89%*, 9/1/16, LOC Fifth Third Bank AMT	770	770
Woodlawn, EDR, Goodwill Industrial Project, 3.83%*, 10/1/20, LOC U.S. Bank N.A.	5,370	5,370
Woodlawn, EDR, Goodwill Industrial Project, 3.83%*, 11/1/20, LOC U.S. Bank N.A.	3,000	3,000
Woodlawn, IDR, Southland Properties LLC Project, 3.93%*, 6/1/08, LOC The Provident Bank and Bank of Montreal AMT	720	720
		509,876
Total Municipal Bonds (Amortized Cost $510,476)		510,476
Commercial Paper (1.9%)
Ohio (1.9%)
Ohio State University General Receipts, TECP, 3.50%, 6/16/06	10,000	10,000
Total Commercial Paper (Amortized Cost $10,000)		10,000
Total Investments (Amortized Cost $520,476) (a) — 100.3%		520,476
Liabilities in excess of other assets — (0.3)%		(1,643)
NET ASSETS — 100.0%		$518,833

See notes to schedules of investments and notes to financial statements.

24

The Victory Portfolios  Schedules of Investments — continued
Ohio Municipal Money Market Fund  April 30, 2006

  (Unaudited)

Notes to Schedules of Investments

(a)  Represents cost for financial reporting and federal income tax purposes.

(b)  Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(c)  Segregated as collateral for securities purchased on a "when-issued" basis.

(d)  Security purchased on a when-issued basis.

*  Variable rate security. Rate presented represents rate in effect at April 30, 2006. Maturity date reflects actual maturity date.

AMBAC — Insured by American Municipal Bond Assurance Corp.

AMT — Alternative Minimum Tax

BAN — Bond Anticipation Note

EDR — Economic Development Revenue

FGIC — Insured by Financial Guaranty Insurance Co.

FHLB — Insured by Federal Home Loan Bank

FNMA — Insured by Federal National Mortgage Association

FSA — Insured by Financial Security Assurance

GO — General Obligation

IDR — Industrial Development Revenue

LLC — Limited Liability Co.

LOC — Letter of Credit

MBIA — Insured by Municipal Bond Insurance Association

MTN — Medium Term Note

PLC — Public Liability Co.

SPA — Standby Purchase Agreement

TAN — Tax Anticipation Notes

TECP — Tax-Exempt Commercial Paper

TRAN — Tax and Revenue Anticipation Note

See notes to schedules of investments and notes to financial statements.

25

  Statements of Assets and Liabilities
The Victory Portfolios  April 30, 2006

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	Gradison Government Reserves Fund		Prime Obligations Fund	Financial Reserves Fund
ASSETS:
Investments, at value (a)	$1,528,350		$801,776	$340,911
Repurchase agreements, at value (a)	—		98,880	84,700
Total Investments	1,528,350		900,656	425,611
Cash	46		69	131
Interest receivable	5,571		4,714	2,046
Prepaid expenses	27		31	38
Total Assets	1,533,994		905,470	427,826
LIABILITIES:
Dividends payable	992		212	1,430
Accrued expenses and other payables:
Investment advisory fees	483		270	178
Administration fees	17		12	6
Custodian fees	30		17	10
Accounting Fees	—	(b)	—	—
Transfer agent fees	110		12	14
Shareholder service fees — Class A Shares	—		193	—
Shareholder service fees — Select Shares	271		—	—
Other	347		142	47
Total Liabilities	2,250		858	1,685
NET ASSETS:
Capital	1,531,743		904,611	426,141
Accumulated undistributed net investment income	—		1	—
Accumulated net realized gains from investment transactions	1		—	—
Net Assets	$1,531,744		$904,612	$426,141
Net Assets
Class A Shares	—		904,612	426,141
Trust Shares	158,979		—	—
Select Shares	1,372,765		—	—
Total	$1,531,744		$904,612	$426,141
Outstanding units of beneficial interest (shares)
Class A Shares	—		904,503	425,973
Trust Shares	158,907		—	—
Select Shares	1,372,444		—	—
Total	1,531,351		904,503	425,973
Net asset value
Offering and redemption price per share — Class A Shares	—		$1.00	$1.00
Offering and redemption price per share — Trust Shares	$1.00		—	—
Offering and redemption price per share — Select Shares	$1.00		—	—

(a)  Value is equal to amortized cost.

(b)  Rounds to less than $1,000.

See notes to financial statements.

26

  Statements of Assets and Liabilities
The Victory Portfolios  April 30, 2006

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	Tax-Free Money Market Fund	Ohio Municipal Money Market Fund
ASSETS:
Investments, at value (a)	$449,461	$520,476
Total Investments	449,461	520,476
Cash	51	51
Interest receivable	2,447	3,220
Prepaid expenses	30	26
Total Assets	451,989	523,773
LIABILITIES:
Dividends payable	232	154
Payable to brokers for investments purchased	—	4,378
Accrued expenses and other payables:
Investment advisory fees	137	201
Administration fees	6	7
Custodian fees	9	11
Accounting Fees	—	—	(b)
Transfer agent fees	16	15
Shareholder service fees — Class A Shares	98	112
Other	49	62
Total Liabilities	547	4,940
NET ASSETS:
Capital	451,546	518,838
Accumulated undistributed net investment income	1	—
Accumulated net realized losses from investment transactions	(105)	(5)
Net Assets	$451,442	$518,833
Net Assets
Class A Shares	451,442	518,833
Total	$451,442	$518,833
Outstanding units of beneficial interest (shares)
Class A Shares	451,479	518,764
Total	451,479	518,764
Net asset value
Offering and redemption price per share — Class A Shares	$1.00	$1.00

(a)  Value is equal to amortized cost.

(b)  Rounds to less than $1,000.

See notes to financial statements.

27

  Statements of Operations
The Victory Portfolios  For the Six Months Ended April 30, 2006

(Amounts in Thousands)  (Unaudited)

	Gradison Government Reserves Fund	Prime Obligations Fund	Financial Reserves Fund
Investment Income:
Interest income	$33,554	$22,365	$10,196
Total Income	33,554	22,365	10,196
Expenses:
Investment advisory fees	3,107	1,765	1,150
Administration fees	686	445	203
Shareholder service fees — Class A Shares	—	1,261	—
Shareholder service fees — Select Shares	1,714	—	—
Accounting fees	54	58	57
Custodian fees	140	103	54
Legal and audit fees	313	209	84
Trustees' fees and expenses	108	72	32
Chief Compliance Officer fees and expenses	22	13	5
Transfer agent fees	172	82	20
Registration fees	15	8	20
Printing fees	41	15	3
Other	90	35	14
Total Expenses	6,462	4,066	1,642
Expenses waived/reimbursed by Adviser	(63)	(42)	(19)
Net Expenses	6,399	4,024	1,623
Net Investment Income	27,155	18,341	8,573
Realized Gains from Investments:
Net realized gains from investment transactions	1	—	—
Net increase from payments by affiliates for reimbursement of prior year expenses	202	133	60
Change in net assets resulting from operations	$27,358	$18,474	$8,633

See notes to financial statements.

28

  Statements of Operations
The Victory Portfolios  For the Six Months Ended April 30, 2006

(Amounts in Thousands)  (Unaudited)

	Tax-Free Money Market Fund	Ohio Municipal Money Market Fund
Investment Income:
Interest income	$7,341	$8,518
Dividend income	21	—
Total Income	7,362	8,518
Expenses:
Investment advisory fees	816	1,217
Administration fees	206	239
Shareholder service fees — Class A Shares	583	676
Accounting fees	57	58
Custodian fees	50	57
Legal and audit fees	95	109
Trustees' fees and expenses	33	39
Chief Compliance Officer fees and expenses	6	7
Transfer agent fees	30	31
Registration fees	8	8
Printing fees	4	5
Other	9	19
Total Expenses	1,897	2,465
Expenses waived/reimbursed by Adviser	(21)	(24)
Net Expenses	1,876	2,441
Net Investment Income	5,486	6,077
Realized Gains from Investments:
Net realized gains from investment transactions	—	—	(a)
Net increase from payments by affiliates for reimbursement of prior year expenses	66	76
Change in net assets resulting from operations	$5,552	$6,153

(a)  Rounds to less than $1,000.

See notes to financial statements.

29

The Victory Portfolios  Statements of Changes in Net Assets

(Amounts in Thousands)

	Gradison Government Reserves Fund		Prime Obligations Fund
	Six Months Ended April 30, 2006	Year Ended October 31, 2005	Six Months Ended April 30, 2006	Year Ended October 31, 2005
	(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income	$27,155	$42,874	$18,341	$21,858
Net realized gains from investment transactions	1	4	—	—
Net increase from payments by affiliates for reimbursement of prior year expenses	202	—	133	—
Change in net assets resulting from operations	27,358	42,878	18,474	21,858
Distributions to Shareholders:
From net investment income
Class A Shares	—	—	(18,341)	(21,849)
Trust Shares	(3,392)	(5,332)	—	—
Class C Shares	—	— (a)	—	—
Select Shares	(23,767)	(37,554)	—	—
Change in net assets from distributions to shareholders	(27,159)	(42,886)	(18,341)	(21,849)
Change in net assets from capital transactions	(41,569)	(1,388,057)	(109,482)	(252,308)
Change in net assets	(41,370)	1,388,065	(109,349)	(252,299)
Net Assets:
Beginning of period	1,573,114	2,961,179	1,013,961	1,266,260
End of period	$1,531,744	$1,573,114	$904,612	$1,013,961
Share Transactions:*
Class A Shares:
Proceeds from shares issued	—	—	1,257,239	3,467,715
Dividends reinvested	—	—	17,034	21,238
Cost of shares redeemed	—	—	(1,383,756)	(3,741,261)
Total Class A Shares	—	—	(109,483)	(252,308)
Trust Shares:
Proceeds from shares issued	422,509	1,281,697	—	—
Dividends reinvested	6	10	—	—
Cost of shares redeemed	(453,660)	(1,307,733)	—	—
Total Trust Shares	(31,145)	(26,026)	—	—
Class C Shares:
Proceeds from shares issued	—	1	—	—
Dividends reinvested	—	— (a)	—	—
Cost of shares redeemed	—	(81)	—	—
Total Class C Shares	—	(80)	—	—
Select Shares:
Proceeds from shares issued	3,118,165	13,727,426	—	—
Dividends reinvested	20,855	36,265	—	—
Cost of shares redeemed	(3,149,445)	(15,125,642)	—	—
Total Select Shares	(10,425)	(1,361,951)	—	—
Change from share transactions	(41,570)	(1,388,057)	(109,483)	(252,308)
Accumulated undistributed net investment income	$—	$4	$1	$1

(a)  Rounds to less than 1,000.

*  Share transactions are at net asset value of $1.00 per share.

See notes to financial statements.

30

The Victory Portfolios  Statements of Changes in Net Assets

(Amounts in Thousands)

	Financial Reserves Fund		Tax-Free Money Market Fund
	Six Months Ended April 30, 2006	Year Ended October 31, 2005	Six Months Ended April 30, 2006	Year Ended October 31, 2005
	(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income	$8,573	$9,610	$5,486	$7,278
Net increase from payments by affiliates for reimbursement of prior year expenses	60	—	66	—
Change in net assets resulting from operations	8,633	9,610	5,552	7,278
Distributions to Shareholders:
From net investment income
Class A Shares	(8,573)	(9,610)	(5,486)	(7,243)
Change in net assets from distributions to shareholders	(8,573)	(9,610)	(5,486)	(7,243)
Change in net assets from capital transactions	(55,853)	2,599	2,966	(150,287)
Change in net assets	(55,793)	2,599	3,032	(150,252)
Net Assets:
Beginning of period	481,934	479,335	448,410	598,662
End of period	$426,141	$481,934	$451,442	$448,410
Share Transactions:*
Class A Shares:
Proceeds from shares issued	342,933	833,778	665,757	1,577,489
Dividends reinvested	142	166	4,198	6,204
Cost of shares redeemed	(398,929)	(831,345)	(666,989)	(1,733,980)
Total Class A Shares	(55,854)	2,599	2,966	(150,287)
Change from share transactions	(55,854)	2,599	2,966	(150,287)
Accumulated undistributed net investment income	$—	$—	$1	$1

*  Share transactions are at net asset value of $1.00 per share.

See notes to financial statements.

31

The Victory Portfolios  Statements of Changes in Net Assets

(Amounts in Thousands)

	Ohio Municipal Money Market Fund
	Six Months Ended April 30, 2006	Year Ended October 31, 2005
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$6,077	$7,662
Net realized gains from investment transactions	—	— (a)
Net increase from payments by affiliates for reimbursement of prior year expenses	76	—
Change in net assets resulting from operations	6,153	7,662
Distributions to Shareholders:
From net investment income
Class A Shares	(6,077)	(7,652)
Change in net assets from distributions to shareholders	(6,077)	(7,652)
Change in net assets from capital transactions	(24,668)	(14,651)
Change in net assets	(24,592)	(14,641)
Net Assets:
Beginning of period	543,425	558,066
End of period	$518,833	$543,425
Share Transactions:*
Class A Shares:
Proceeds from shares issued	657,427	1,224,747
Dividends reinvested	5,142	6,870
Cost of shares redeemed	(687,237)	(1,246,268)
Total Class A Shares	(24,668)	(14,651)
Change from share transactions	(24,668)	(14,651)

(a)  Rounds to less than 1,000.

*  Share transactions are at net asset value of $1.00 per share.

See notes to financial statements.

32

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized Gains from Investments		Distributions from Net Investment Income	Net Asset Value, End of Period	Total Return
Gradison Government Reserves Fund — Trust Shares
10/15/01 to 10/31/01 (a)	$1.000	0.001	—		(0.001)	$1.000	0.11	%(b)
Year Ended 10/31/02	$1.000	0.015	—		(0.015)	$1.000	1.48%
Year Ended 10/31/03	$1.000	0.008	—		(0.008)	$1.000	0.76%
Year Ended 10/31/04	$1.000	0.007	—		(0.007)	$1.000	0.70%
Year Ended 10/31/05	$1.000	0.022	—	(c)	(0.022)	$1.000	2.22%
Six Months Ended 4/30/06 (Unaudited)	$1.000	0.019	—	(c)	(0.019)	$1.000	1.87	%(b)
Gradison Government Reserves Fund — Select Shares
Year Ended 10/31/01	$1.000	0.041	—		(0.041)	$1.000	4.20%
Year Ended 10/31/02	$1.000	0.012	—		(0.012)	$1.000	1.21%
Year Ended 10/31/03	$1.000	0.005	—		(0.005)	$1.000	0.50%
Year Ended 10/31/04	$1.000	0.004	—		(0.004)	$1.000	0.43%
Year Ended 10/31/05	$1.000	0.019	—	(c)	(0.019)	$1.000	1.94%
Six Months Ended 4/30/06 (Unaudited)	$1.000	0.017	—	(c)	(0.017)	$1.000	1.74	%(b)
Prime Obligations Fund — Class A Shares
Year Ended 10/31/01	$1.000	0.042	—		(0.042)	$1.000	4.31%
Year Ended 10/31/02	$1.000	0.013	—		(0.013)	$1.000	1.27%
Year Ended 10/31/03	$1.000	0.006	—		(0.006)	$1.000	0.56%
Year Ended 10/31/04	$1.000	0.005	—		(0.005)	$1.000	0.49%
Year Ended 10/31/05	$1.000	0.021	—		(0.021)	$1.000	2.13%
Six Months Ended 4/30/06 (Unaudited)	$1.000	0.018	—		(0.018)	$1.000	1.82	%(b)
Financial Reserves Fund — Class A Shares
Year Ended 10/31/01	$1.000	0.043	—		(0.043)	$1.000	4.44%
Year Ended 10/31/02	$1.000	0.014	—		(0.014)	$1.000	1.39%
Year Ended 10/31/03	$1.000	0.007	—		(0.007)	$1.000	0.67%
Year Ended 10/31/04	$1.000	0.006	—		(0.006)	$1.000	0.60%
Year Ended 10/31/05	$1.000	0.022	—		(0.022)	$1.000	2.23%
Six Months Ended 4/30/06 (Unaudited)	$1.000	0.019	—		(0.019)	$1.000	1.87	%(b)
Tax-Free Money Market Fund — Class A Shares
Year Ended 10/31/01	$1.000	0.026	—		(0.026)	$1.000	2.59%
Year Ended 10/31/02	$1.000	0.009	—		(0.009)	$1.000	0.92%
Year Ended 10/31/03	$1.000	0.004	—		(0.004)	$1.000	0.43%
Year Ended 10/31/04	$1.000	0.004	—		(0.004)	$1.000	0.39%
Year Ended 10/31/05	$1.000	0.014	—		(0.014)	$1.000	1.44%
Six Months Ended 4/30/06 (Unaudited)	$1.000	0.012	—		(0.012)	$1.000	1.17	%(b)
Ohio Municipal Money Market Fund — Class A Shares
Year Ended 10/31/01	$1.000	0.025	—		(0.025)	$1.000	2.52%
Year Ended 10/31/02	$1.000	0.008	—		(0.008)	$1.000	0.78%
Year Ended 10/31/03	$1.000	0.003	—		(0.003)	$1.000	0.29%
Year Ended 10/31/04	$1.000	0.003	—		(0.003)	$1.000	0.28%
Year Ended 10/31/05	$1.000	0.013	—	(c)	(0.013)	$1.000	1.35%
Six Months Ended 4/30/06 (Unaudited)	$1.000	0.011	—	(c)	(0.011)	$1.000	1.12	%(b)

(a)  Period from commencement of operations.

(b)  Not annualized.

(c)  Less than $0.001 per share.

See notes to financial statements.

33

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Ratios/Supplemental Data
	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Ratio of Expenses to Average Net Assets*		Ratio of Net Investment Income to Average Net Assets*
Gradison Government Reserves Fund — Trust Shares
10/15/01 to 10/31/01 (a)	$290,861	0.42	%(b)	2.30	%(b)	10.12	%(b)	(7.40	)%(b)
Year Ended 10/31/02	$271,606	0.50%		1.46%		0.56%		1.40%
Year Ended 10/31/03	$260,102	0.53%		0.75%		0.57%		0.71%
Year Ended 10/31/04	$216,128	0.55%		0.68%		0.58%		0.65%
Year Ended 10/31/05	$190,104	0.58%		2.21%		0.62%		2.17%
Six Months Ended 4/30/06 (Unaudited)	$158,979	0.59	%(b)	3.71	%(b)	0.59	%(b)	3.71	%(b)
Gradison Government Reserves Fund — Select Shares
Year Ended 10/31/01	$4,103,267	0.77%		4.04%		0.82%		3.99%
Year Ended 10/31/02	$3,555,362	0.77%		1.21%		0.82%		1.16%
Year Ended 10/31/03	$3,243,650	0.79%		0.50%		0.83%		0.46%
Year Ended 10/31/04	$2,744,971	0.81%		0.41%		0.85%		0.38%
Year Ended 10/31/05	$1,383,010	0.85%		1.80%		0.89%		1.76%
Six Months Ended 4/30/06 (Unaudited)	$1,372,765	0.85	%(b)	3.47	%(b)	0.85	%(b)	3.47	%(b)
Prime Obligations Fund — Class A Shares
Year Ended 10/31/01	$3,046,490	0.76%		4.17%		(c)		(c)
Year Ended 10/31/02	$2,185,918	0.77%		1.27%		(c)		(c)
Year Ended 10/31/03	$1,632,174	0.79%		0.57%		(c)		(c)
Year Ended 10/31/04	$1,266,260	0.81%		0.48%		(c)		(c)
Year Ended 10/31/05	$1,013,961	0.81%		2.08%		0.83%		2.06%
Six Months Ended 4/30/06 (Unaudited)	$904,612	0.80	%(b)	3.64	%(b)	0.80	%(b)	3.64	%(b)
Financial Reserves Fund — Class A Shares
Year Ended 10/31/01	$754,612	0.68%		4.36%		(c)		(c)
Year Ended 10/31/02	$658,425	0.68%		1.38%		(c)		(c)
Year Ended 10/31/03	$533,613	0.69%		0.67%		(c)		(c)
Year Ended 10/31/04	$479,335	0.70%		0.59%		(c)		(c)
Year Ended 10/31/05	$481,934	0.71%		2.19%		0.73%		2.17%
Six Months Ended 4/30/06 (Unaudited)	$426,141	0.71	%(b)	3.73	%(b)	0.71	%(b)	3.73	%(b)
Tax-Free Money Market Fund — Class A Shares
Year Ended 10/31/01	$774,555	0.78%		2.54%		(c)		(c)
Year Ended 10/31/02	$654,011	0.78%		0.92%		(c)		(c)
Year Ended 10/31/03	$621,011	0.79%		0.43%		(c)		(c)
Year Ended 10/31/04	$598,662	0.81%		0.38%		(c)		(c)
Year Ended 10/31/05	$448,410	0.82%		1.39%		0.84%		1.37%
Six Months Ended 4/30/06 (Unaudited)	$451,442	0.80	%(b)	2.35	%(b)	0.80	%(b)	2.35	%(b)
Ohio Municipal Money Market Fund — Class A Shares
Year Ended 10/31/01	$935,207	0.93%		2.50%		(c)		(c)
Year Ended 10/31/02	$851,037	0.93%		0.78%		(c)		(c)
Year Ended 10/31/03	$688,379	0.93%		0.30%		(c)		(c)
Year Ended 10/31/04	$558,066	0.91%		0.27%		0.96%		0.23%
Year Ended 10/31/05	$543,425	0.89%		1.33%		0.94%		1.28%
Six Months Ended 4/30/06 (Unaudited)	$518,833	0.90	%(b)	2.25	%(b)	0.90	%(b)	2.25	%(b)

*  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(a)  Period from commencement of operations.

(b)  Annualized.

(c)  There were no fee reductions during the period.

See notes to financial statements.

34

  Notes to Financial Statements
The Victory Portfolios  April 30, 2006

  (Unaudited)

1.  Organization:

The Victory Portfolios (the "Trust") was organized on December 6, 1995 as a Delaware statutory trust (formerly a Delaware business trust) as a successor to a company of the same name organized as a Massachusetts business trust on February 5, 1986. The Trust is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end investment company. The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001. The Trust currently offers shares of 20 funds. The accompanying financial statements are those of the Gradison Government Reserves Fund, Prime Obligations Fund, Financial Reserves Fund, Tax-Free Money Market Fund and the Ohio Municipal Money Market Fund (collectively, the "Funds").

The Prime Obligations Fund, Financial Reserves Fund, Tax-Free Money Market Fund and Ohio Municipal Money Market Fund are authorized to issue one class of shares: Class A Shares. The Gradison Government Reserves Fund is authorized to issue two classes of shares: Trust Shares and Select Shares. Each class of shares has substantially identical rights and privileges except with respect to fees paid under shareholder servicing or distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

The Gradison Government Reserves Fund seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity. The Prime Obligations Fund seeks to provide current income consistent with liquidity and stability of principal. The Financial Reserves Fund seeks to provide as high a level of current income as is consistent with preserving capital and providing liquidity. The Tax-Free Money Market Fund seeks to provide current interest income free from federal income taxes consistent with relative liquidity and stability of principal. The Ohio Municipal Money Market Fund seeks to provide current income exempt from federal regular income tax and the personal income taxes imposed by the State of Ohio and Ohio municipalities consistent with stability of principal.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

On January 28, 2005, the Class C Shares of the Gradison Government Reserves Fund liquidated. On that date, the Fund redeemed all Class C Shares at net asset value as of 4:00 p.m. Eastern Time and distributed the cash proceeds to all Fund shareholders holding Class C Shares on that date.

2.  Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation:

Investments of the Funds are recorded at value, determined on the basis of amortized cost, or at original cost which, combined with accrued interest, approximates market value. Under the amortized cost valuation method, discount or premium is amortized on a constant basis to the maturity of the security. Investments in other open-end investment companies are valued at net asset value.

Continued

35

  Notes to Financial Statements — continued
The Victory Portfolios  April 30, 2006

  (Unaudited)

Securities Transactions and Related Income:

Changes in holdings of portfolio securities shall be reflected no later than in the first calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio security transactions are reported on trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Repurchase Agreements:

Each Fund may acquire securities subject to repurchase agreements from financial institutions such as banks and broker-dealers, which the Fund's investment adviser deems creditworthy under guidelines approved by the Board of Trustees (the "Board"). Under a repurchase agreement, the seller agrees to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. The repurchase agreements are collateralized by various corporate, U.S. Government and government-backed securities, with value of not less than the repurchase price (including interest). If the counter-party defaults, and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited. Securities subject to repurchase agreements are held by the Funds' custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

Securities Purchased on a When-Issued Basis:

Each Fund may purchase securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities. These values are included in amounts payable to brokers for investments purchased on the statements of assets and liabilities. As of April 30, 2006, the Funds had outstanding, "when-issued" purchase commitments and segregated collateral as identified on the Schedules of Investments.

Dividends to Shareholders:

Dividends from net investment income are declared daily and paid monthly for the Funds. Distributable net realized capital gains, if any, are declared and distributed at least annually.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, and distributions), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by a Fund may be reclassified as an offset to capital in the statements of assets and liabilities.

Continued

36

  Notes to Financial Statements — continued
The Victory Portfolios  April 30, 2006

  (Unaudited)

Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

Other:

Expenses that are directly related to one Fund are charged directly to that Fund. Other operating expenses of the Trust are prorated to each Fund on the basis of relative net assets or other appropriate basis. Income, expenses, and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets, except that each class separately bears expenses related specifically to that class, such as distribution fees.

3.  Investment Advisory, Administration, and Distribution Agreements:

Investment advisory services are provided to the Funds by Victory Capital Management Inc. ("the Adviser"), a wholly owned subsidiary of KeyBank National Association ("KeyBank"). Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of the Funds. KeyBank, serving as custodian for all Funds in the Trust, receives custodian fees.

Under terms of the Investment Advisory Agreement, the investment advisory fee of the Gradison Government Reserves Fund is computed at an annual rate of 0.40% of the Fund's average daily net assets up to $3.0 billion, 0.30% of the Fund's average daily net assets between $3.0 billion and $3.5 billion, and 0.25% of the Fund's average daily net assets greater than $3.5 billion; the investment advisory fee of the Prime Obligations Fund is computed at an annual rate of 0.35% of the Fund's average daily net assets up to $1.5 billion, 0.30% of the Fund's average daily net assets between $1.5 billion and $2.0 billion, 0.25% of the Fund's average daily net assets between $2.0 billion and $2.5 billion, and 0.20% of the Fund's average daily net assets greater than $2.5 billion; the investment advisory fee of the Financial Reserves Fund is computed at an annual rate of 0.50% of the Fund's average daily net assets; the investment advisory fee of the Tax-Free Money Market Fund is computed at an annual rate of 0.35% of the Fund's average daily net assets up to $600 million, 0.30% of the Fund's average daily net assets between $600 million and $1.2 billion, and 0.25% of the Fund's average daily net assets greater than $1.2 billion; and the investment advisory fee of the Ohio Municipal Money Market is computed at an annual rate of 0.45% of the Fund's average daily net assets up to $600 million, 0.35% of the Fund's average daily net assets between $600 million and $1.2 billion, and 0.25% of the Fund's average daily net assets greater than $1.2 billion.

The Adviser may use a portion of its fees to assist with the distribution and marketing expenses for the benefit of the Funds.

BISYS Fund Services Ohio, Inc. ("BISYS Ohio"), an indirect, wholly owned subsidiary of The BISYS Group, Inc., and the Adviser serve as the Funds' co-administrators. For its services as co-administrator, BISYS Ohio is paid an annual fee of 0.032% of the first $10 billion of the Trust's aggregate average daily net assets, and 0.025% of all Trust assets exceeding $10 billion. For its services as co-administrator, the Adviser is paid an annual fee of 0.058% of the first $10 billion of the Trust's aggregate average daily net assets, and 0.055% of all Trust assets exceeding $10 billion.

BISYS Ohio also serves the Trust as Fund Accountant and Transfer Agent for the Funds. Under the terms of the Fund Accounting Agreement, BISYS Ohio is entitled to transaction and multiple class charges, which are accrued daily and payable on a monthly basis, and standard fees of $100,000 annually per Fund.

Under the terms of the Transfer Agent Agreement, BISYS Ohio is entitled to account-based fees, complex-level fees, and an annual program servicing fee of $7,000 per Fund.

Continued

37

  Notes to Financial Statements — continued
The Victory Portfolios  April 30, 2006

  (Unaudited)

In addition, BISYS Ohio is entitled to reimbursement of out-of-pocket expenses incurred in providing fund accounting and transfer agent services.

Victory Capital Advisers, Inc. (the "Distributor") serves as distributor for the continuous offering of the shares of the Funds pursuant to a Distribution Agreement between the Distributor and the Trust. The Distributor is not affiliated with the Adviser, but is an affiliate of BISYS Ohio.

The Distributor or financial institutions (directly or through the Distributor) may receive from each of the Funds, except the Trust Shares of the Gradison Government Reserves Fund and shares of the Financial Reserves Fund, pursuant to a Shareholder Servicing Plan, a fee of 0.25% of the average daily net assets of the Fund for providing support services to shareholders of the Fund, which may include establishing and maintaining accounts and records, processing dividend and distribution payments, providing account information, assisting in processing purchase, exchange, and redemption requests, and assisting shareholders in changing dividend options, account designations and addresses. Financial institutions may include affiliates of the Adviser.

The Trust has also adopted a "defensive" Rule 12b-1 Plan on behalf of the Funds. The Trustees have adopted this Plan to allow the Adviser and the Distributor to incur certain expenses that might be considered to constitute indirect payment by the Funds of distribution expenses. No separate payments are authorized to be made by the Funds pursuant to this Plan. Under this Plan, if a payment to the Adviser of management fees or to the Distributor of administrative fees should be deemed to be indirect financing by the Trust of the distribution of Fund shares, such payment is authorized by this Plan. No fees are currently being paid under this plan.

The Adviser, BISYS Ohio, or other service providers may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. These amounts are not available to be recouped at a future time.

During the period ended April 30, 2006, the Adviser entered into an agreement with the Funds to reimburse certain prior year expenses related to an independent review of certain expenditures that among other things supported distribution of Fund shares. These amounts are disclosed as a payment by the Adviser in the Statements of Operations and the Statements of Changes in Net Assets. Each of the Funds' total returns would have been reduced by 0.01% had the reimbursement not been made.

4.  Line of Credit:

The Trust participates in a short-term, demand note agreement with KeyCorp, an affiliate of the Adviser. Under the agreement, the Trust may borrow up to $200 million. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. KeyCorp receives an annual commitment fee of 8 basis points on $200 million for providing the Line of Credit. For the period ended April 30, 2006, the Trust paid approximately $80 to KeyCorp for the line of credit fee (amount in thousands). Each Fund in the Trust pays a pro-rata portion of this commitment fee plus any interest on amounts borrowed. As of April 30, 2006 the Funds had no loans outstanding.

5.  Concentration of Credit Risk:

The Ohio Municipal Money Market Fund invests primarily in municipal debt obligations issued by the state of Ohio and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. This Fund is more susceptible to economic and political factors, which might adversely affect municipalities and companies within Ohio, than are other types of funds, which are not geographically concentrated to the same extent.

38

The Victory Portfolios  Supplemental Information

Proxy Voting and Form N-Q Information  (Unaudited)

Proxy Voting:

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities and, information regarding how the Funds voted proxies related to portfolio securities held during the most recent 12-month period ended June 30, is available without charge, upon request, by calling 800-242-9596 and on the Securities and Exchange Commissions website at http://www.sec.gov.

Availability of Schedules of Investments:

The Trust files its complete schedules of investments with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the Public Reference Room can be obtained by calling 1-800-SEC-0330.

39

The Victory Portfolios  Supplemental Information — continued

  (Unaudited)

Expense Examples:

As a shareholder of the Victory Portfolios, you incur ongoing costs, including management fees; distribution (and/or service) 12b-1 fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Victory Portfolios and to compare these costs with the onging costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2005 through April 30, 2006.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

	Beginning Account Value 11/1/05	Ending Account Value 4/30/06	Expense Paid During Period* 11/1/05-4/30/06	Expense Ratio During Period 11/1/05-4/30/06
Gradison Government Reserves Fund
Trust Shares	$1,000.00	$1,018.70	$2.95	0.59%
Select Shares	1,000.00	1,017.40	4.25	0.85%
Prime Obligations Fund
Class A Shares	1,000.00	1,018.20	4.00	0.80%
Financial Reserves Fund
Class A Shares	1,000.00	1,018.70	3.55	0.71%
Tax-Free Money Market Fund
Class A Shares	1,000.00	1,011.70	3.99	0.80%
Ohio Municipal Money Market Fund
Class A Shares	1,000.00	1,011.20	4.49	0.90%

*Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

Continued

40

The Victory Portfolios  Supplemental Information — continued

  (Unaudited)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Victory Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds.

	Beginning Account Value 11/1/05	Ending Account Value 4/30/06	Expense Paid During Period* 11/1/05-4/30/06	Expense Ratio During Period 11/1/05-4/30/06
Gradison Government Reserves Fund
Trust Shares	$1,000.00	$1,021.87	$2.96	0.59%
Select Shares	1,000.00	1,020.58	4.26	0.85%
Prime Obligations Fund
Class A Shares	1,000.00	1,020.83	4.01	0.80%
Financial Reserves Fund
Class A Shares	1,000.00	1,021.27	3.56	0.71%
Tax-Free Money Market Fund
Class A Shares	1,000.00	1,020.83	4.01	0.80%
Ohio Municipal Money Market Fund
Class A Shares	1,000.00	1,020.33	4.51	0.90%

*Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

Continued

41

The Victory Portfolios  Supplemental Information — continued

  (Unaudited)

Portfolio Holdings:

(As a Percentage of Total Investments)

Victory Ohio Municipal Money Market Fund	Victory Tax Free Money Market Fund

Gradison Government Reserves Fund	Prime Obligations Fund

Financial Reserves Fund

Continued

42

The Victory Portfolios  Supplemental Information — continued

Trustee and Officer Information  (Unaudited)

Board of Trustees:

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board, in accordance with the laws of the State of Delaware. There are currently ten Trustees, nine of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees"). The Trustees, in turn, elect the officers of the Trust to supervise actively its day-to-day operations.

The following tables list the Trustees, their ages, position with the Trust, length of time served, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 20 portfolios in the Trust, one portfolio in The Victory Variable Insurance Funds and two portfolios in The Victory Institutional Funds, each a registered investment company that, together with the Trust, comprise the Victory Fund Complex. Each Trustee's address is c/o The Victory Portfolios, 3435 Stelzer Road, Columbus, Ohio 43219.

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held in Public Companies
Independent Trustees

Mr. David Brooks Adcock, 54	Trustee	May 2005	General Counsel, Duke University and Duke University Health System.	Durham Casualty Co., Ltd.

Mr. Nigel D. T. Andrews, 58	Vice Chair and Trustee	August 2002	Retired (since 2001); Managing Director (2000-2001), Internet Capital Group (venture capital); Executive Vice President (1993-2000), GE Capital (financial services).	Chemtura Corporation; Old Mutual plc.

Ms. E. Lee Beard, 54	Trustee	May 2005	Principal Owner (since 2005) The Henlee Group, LLC; President/Owner (since 2003-2005) ELB Consultants; President, Chief Executive Officer and Director (1998-2003) Northeast Pennsylvania Financial Corp. (full service financial services); President, Chief Executive Officer and Director (1993-2003), First Federal Bank (full service financial services).	None.

Ms. Jakki L. Haussler, 48	Trustee	May 2005	Chairman and Chief Executive Officer, Opus Capital Management, Inc. (asset management); Partner (since 2002), Adena Ventures, LP (venture capital); Managing Director (since 2001), Capvest Venture Fund, LP (venture capital).	None.

Continued

43

The Victory Portfolios  Supplemental Information — continued

  (Unaudited)

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held in Public Companies
Ms. Frankie D. Hughes, 53	Trustee	March 2000	Principal and Chief Investment Officer, Hughes Capital Management, Inc. (fixed income asset management).	None.

Ms. Lyn Hutton, 56	Trustee	March 2002	Executive Vice President and Chief Investment Officer, The Commonfund for Nonprofit Organizations (since January 2003); Vice President and Chief Financial Officer, John D. & Catherine T. MacArthur Foundation (grant making) (June 1998-December 2002).	Chittenden Corporation.

Dr. Thomas F. Morrissey, 71	Trustee	November 1994	Professor (Emeritus since 2004), Weatherhead School of Management, Case Western Reserve University.	None.

Ms. Karen F. Shepherd, 65	Trustee	August 2002	Member, Shepherd Properties, LC and Vincent Shepherd Investments, LC (real estate investments); EMILY's List (political action committee) (2002-2003); U.S. Executive Director (1996-2002), European Bank for Reconstruction and Development.	UBS Bank USA; OC Tanner Co.

Mr. Leigh A. Wilson, 61	Chair and Trustee	November 1994	Chief Executive Officer, New Century Living, Inc. (full service independent living for senior citizens); Director, The Mutual Fund Directors Forum, since 2004.	Chair, Old Mutual Advisor Funds II (18 portfolios).

Interested Trustee*

Mr. Roger Noall, 70	Trustee	December 1997	Retired (since February 2000); Executive (1997-2000), KeyCorp.	Alleghany Corporation.

*Mr. Noall is an "interested person" of the Trust by reason of his prior relationship with KeyCorp.

Continued

44

The Victory Portfolios  Supplemental Information — continued

  (Unaudited)

Officers:

The officers of the Trust, their ages, the length of time served and their principal occupations during the past five years, are detailed in the following table. Each individual holds the same position with the other registered investment companies in the Victory Fund Complex, and each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 3435 Stelzer Road, Columbus, Ohio 43219-3035. Except for the Chief Compliance Officer, the officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices. BISYS Fund Services Ohio, Inc. ("BISYS") receives fees from the Trust as Administrator.

Name and Age	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Mr. David C. Brown, 33	President	January 2006	Senior Managing Director of the Adviser (since July 2004). Chief Financial Officer and Chief Operating Officer, Gartmore Emerging Managers (February 2002 – July 2004). VP of Global Strategic Planning, Gartmore Global (Prior to February 2002).

Mr. Michael Policarpo, II, 32	Vice President	May 2006	Managing Director of the Adviser (since July 2005). Vice President of Finance, Gartmore Global (August 2004 – July 2005). CFO, Advisor Services, Gartmore Global (August 2003 – August 2004). Corporate Controller Gartmore Global (June 2000 – August 2003).

Mr. Christopher K. Dyer, 44	Secretary	February 2006	Head of Mutual Fund Administration, the Adviser

Mr. Jay G. Baris, 52	Assistant Secretary	December 1997	Partner, Kramer Levin Naftalis & Frankel LLP.

Mr. Christopher E. Sabato, 37	Treasurer	May 2006	Vice President, Fund Administration, BISYS.

Mr. Martin R. Dean, 41	Assistant Vice President and Anti-Money Laundering Compliance Officer	December 2003	Vice President, Fund Administration, BISYS.

Mr. Edward J. Veilleux, 62	Chief Compliance Officer	October 2005	President of EJV Financial Services (mutual fund consulting) since 2002; Director of Deutsche Asset Management from 1987 to 2002.

Continued

45

The Victory Portfolios  Supplemental Information — continued

  (Unaudited)

Advisory Contract Renewal:

Considerations of the Board in Continuing the Advisory Agreements. The Board of Trustees (the "Board") of The Victory Portfolios (the "Trust") last approved the advisory agreements (the "Advisory Agreements") between the Trust, on behalf of its series portfolios (the "Funds"), and Victory Capital Management Inc., the Funds' investment adviser (the "Adviser"), at a meeting called for that purpose on December 14, 2005, following review of the Agreements and related matters at meetings on October 26 and 27, 2005. In determining whether it was appropriate to approve the Advisory Agreements, the Board requested information, provided by the Adviser and certain independent consultants, that the Board believed to be reasonably necessary to reach its conclusion. The Board carefully evaluated this information, and was advised by legal counsel to the Trust and by legal counsel to the Independent Trustees with respect to its deliberations. In considering the Advisory Agreements, the Board reviewed numerous factors with respect to the Funds Although the investment performance of each Fund during the year was a significant factor in determining that the agreements should be continued, the Board considered the following additional factors, among others, in evaluating the fairness and reasonableness of the compensation to be paid to the Adviser:

• Services provided under the agreement;

• Requirements of the Funds for the services provided by the Adviser;

• The quality of the services previously provided and expected to be provided in the future;

• Fees payable for the services;

• Total expenses of the Funds;

• Whether the Adviser realized economies of scale and shared them with the shareholders;

• The Adviser's commitment to operating the Funds at competitive expense levels;

• Profitability of the Adviser with respect to its relationship with the Funds;

• Soft-dollar and other service benefits received by the Adviser, including sources of revenue to affiliates of the Adviser from the Funds through custodian and co-administration fees, as well as from revenues from serving as the Funds' securities lending agent;

• Capabilities and financial condition of the Adviser;

• Current economic and industry trends; and

• Historical relationship between the Funds and the Adviser.

Current management fees were reviewed in the context of the Adviser's profitability. In addition, the Board reviewed an analysis prepared by an independent third party, comparing each Fund's expense ratio, advisory fee and performance with comparable mutual funds. The Board also reviewed fees that the Adviser charged for managing the assets of similarly-managed institutional accounts.

Based upon its review of these factors, the Board reached the following conclusions:

1. Nature and quality of services. The nature and quality of the Adviser's services appeared to be thorough and professional, and appropriate to the management of each Fund's assets in accordance with its investment policies and restrictions, and applicable law.

2. Performance. Certain Funds had outperformed their peers during one or more comparison periods. The performance of certain other Funds suffered from high expenses due in some cases to a low level of assets. The Board took into consideration the Adviser's willingness to waive fees or reimburse the expenses of certain Funds. With respect to Funds that consistently underperformed their peers, the Board acknowledged that Adviser was actively making staffing changes and proposing investment policy changes to improve the performance of those Funds.

3. Profitability to the Adviser. The revenues from the advisory fees that the Funds paid to the Adviser, as well as "fall-out" and other related revenues that the Adviser and its affiliates received from providing administration, custody and securities lending services, among others, were reasonable and within industry ranges.

Continued

46

The Victory Portfolios  Supplemental Information — continued

  (Unaudited)

4. Economies of scale. With respect to Funds with advisory fee breakpoints, the breakpoint structure enabled those Funds to share in economies of scale. With respect to the remaining Funds, which did not have advisory fee breakpoints, the Board agreed to revisit breakpoints on those Funds at a later date. In addition, the Adviser's willingness to limit Fund expenses in certain cases provided stability to those Funds' expenses.

In connection with its review of the Advisory Agreements, the Board also considered an agreement that the Funds had reached with their administrator and investment adviser as to certain expenditures that among other things supported distribution of Fund shares. The Funds believe that the nature of these expenditures requires additional disclosure to the Board at the time they are incurred. The terms of the agreement require the administrator and the investment adviser to pay to the Funds an aggregate of approximately $13 million, to be allocated to each affected Fund in the Victory Fund Complex according to its net assets as at the date of allocation. The investment adviser also agreed to pay costs incurred by the Funds in conducting an independent review of the facts surrounding the matter. None of these payments will have a material effect on the NAV of any Fund. The investment adviser has further agreed to implement enhanced governance and communications policies and procedures.

Based on its review of the information requested and provided, and following extended discussions concerning the same, the Board, including a majority of the Independent Trustees, determined that renewing the Advisory Agreements was consistent with the best interests of the Funds and their shareholders and that the fees payable thereunder were fair and reasonable. Accordingly, the Board, including a majority of the Independent Trustees, unanimously approved the Advisory Agreements for an additional year on the basis of the foregoing review and discussions.

Continued

47

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48

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49

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50

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51

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52

PRSRT STD
U.S. POSTAGE
PAID
Boston, MA
Permit No. 57842

VF-MMMF-SEMI 4/06

The Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our web site at:	Call Victory at:
www.VictoryConnect.com	800-539-FUND (800-539-3863)

April 30, 2006

Semi Annual Report

Diversified Stock Fund

VictoryConnect.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, VictoryConnect.com has what you're looking for. Visit us anytime. We're always open.

Shareholder Letter	3

Financial Statements

Schedule of Investments	4

Statement of Assets and Liabilities	7

Statement of Operations	8

Statements of Changes in Net Assets	9

Financial Highlights	10

Notes to Financial Statements	13

Supplemental Information	20

Proxy Voting and Form N-Q Information	20

Expense Examples	21

Trustee and Officer Information	23

Advisory Contract Renewal	26

The Fund is distributed by Victory Capital Advisers Inc., which is not affiliated with KeyCorp or its subsidiaries. Victory Capital Management Inc., a member of the Key financial network, is the investment adviser to the Fund and receives a fee from the Fund for performing services for the Fund.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Diversified Stock Fund.

NOT FDIC INSURED

Shares of the Victory Funds are not insured by the FDIC,
are not deposits or other obligations of, or guaranteed by, KeyCorp, Victory Capital Management Inc., or their affiliates, and are subject to investment risks, including possible loss of the principal amount invested.

The Victory Portfolios

Call Victory at:

800-539-FUND (800-539-3863)

Visit our web site at:

www.VictoryConnect.com

1

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2

Letter to Our Shareholders

The equity market was strong in the first four months of 2006, even in the face of higher interest rates and rising commodities prices. Returns were healthy for all market capitalizations over the six-month reporting period, with small and mid cap stocks leading the way. Key drivers of the market were continued robust economic growth, solid first quarter earnings, the absence of meaningful wage pressures and rising merger and acquisition activity.

The Federal Reserve maintained its policy of removing what it believes to be an accommodative policy. The entire fixed income maturity spectrum felt the brunt of Fed tightening activity over the last six months. Returns were relatively flat during this period with the exception of modest positive gains for the shorter maturities.

Turning to the regulatory framework, we believe the integrity of the securities markets and mutual fund providers is absolutely vital to investors. Consistent with this philosophy, Victory and the Board of Trustees have had a long-standing commitment to strong compliance and risk management programs. We are dedicated to being at the forefront in meeting the standards of our industry regulators.

At Victory Capital Management, we are aggressively implementing our strategic plan. Chief investment officers for each investment strategy have been assigned, with the primary responsibility of ensuring their respective teams generate added value and manage risk. Further, we have constructed a successful collaboration between our portfolio managers and analysts who use quantitative and qualitative disciplines as part of our investment processes. And new technology is being applied throughout our organization to strengthen our investment and portfolio decision making.

Our commitment to human resources is crucial to our success, and we have been successful in attracting, developing and retaining the most talented professionals in the asset management industry. Victory has strengthened all areas of the organization, including management, research, trading, portfolio management and operations, and our efforts are swiftly paying off.

We extend our deepest thanks for the contributions made by Kathy Dennis, who resigned as President of the Victory Funds in January. Throughout her twelve-year tenure with Victory, her primary focus centered on the Victory Funds. We wish her all the best.

In closing, we appreciate the confidence of our shareholders in the Victory Funds. Please feel free to contact us at 1-800-539-3863 or through our website at www.VictoryConnect.com if you have questions or would like further information.

David C. Brown

President, The Victory Portfolios

3

The Victory Portfolios  Schedule of Investments
Diversified Stock Fund  April 30, 2006

(Amounts in Thousands, Except Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Commercial Paper (1.6%)
Chesham Finance, 4.83%, 5/1/06	$59,302	$59,302
Total Commercial Paper (Cost $59,302)		59,302
Common Stocks (98.9%)
Aerospace/Defense (2.0%)
Honeywell International, Inc.	1,728,600	73,466
Aluminum (1.6%)
Alcoa, Inc. (c)	1,708,000	57,696
Apparel & Footwear (0.4%)
Nike, Inc., Class B (c)	164,005	13,422
Banks (3.3%)
Bank of America Corp.	1,977,600	98,722
North Fork Bancorporation, Inc.	710,000	21,392
		120,114
Biotechnology (4.3%)
Amgen, Inc. (b) (c)	2,328,500	157,639
Brokerage Services (2.1%)
Merrill Lynch & Co., Inc. (c)	1,028,000	78,395
Chemicals — General (1.1%)
PPG Industries, Inc.	594,000	39,869
Computers & Peripherals (5.4%)
Dell, Inc. (b) (c)	1,820,400	47,694
International Business Machines Corp.	1,825,400	150,304
		197,998
Cosmetics & Toiletries (3.0%)
Procter & Gamble Co.	1,927,900	112,223
Electronics (5.4%)
General Electric Co. (c)	4,978,300	172,200
Koninklijke Philips Electronics N.V.	757,400	26,115
		198,315
Engineering (2.6%)
ABB Ltd., ADR (b) (c)	6,685,000	95,061
Entertainment (2.1%)
The Walt Disney Co. (c)	2,719,000	76,023
Financial & Insurance (0.1%)
Ambac Financial Group, Inc.	60,450	4,979
Financial Services (4.0%)
American Express Co. (c)	1,037,000	55,801
Capital One Financial Corp. (c)	329,000	28,505
Morgan Stanley (c)	982,313	63,162
		147,468
Forest Products — Lumber & Paper (1.0%)
Weyerhaeuser Co. (c)	523,000	36,856

See notes to schedule of investments and notes to financial statements.

4

The Victory Portfolios  Schedule of Investments — continued
Diversified Stock Fund  April 30, 2006

(Amounts in Thousands, Except Shares)  (Unaudited)

Security Description	Shares	Value
Health Care (3.5%)
McKesson Corp.	548,700	$26,661
Medtronic, Inc. (c)	2,051,400	102,817
		129,478
Heavy Machinery (4.7%)
Caterpillar, Inc.	1,076,000	81,496
Deere & Co. (c)	1,033,000	90,677
		172,173
Hotels & Motels (0.6%)
Starwood Hotels & Resorts Worldwide, Inc.	372,000	21,345
Insurance (6.1%)
American International Group, Inc.	1,929,509	125,901
CIGNA Corp.	257,000	27,499
Genworth Financial, Inc., Class A (c)	546,000	18,127
Marsh & McLennan Cos., Inc. (c)	1,697,100	52,050
		223,577
Internet Business Services (0.5%)
Symantec Corp. (b)	1,012,000	16,577
Internet Service Provider (1.7%)
Yahoo, Inc. (b) (c)	1,932,100	63,334
Manufacturing — Miscellaneous (2.6%)
Pentair, Inc.	355,000	13,589
Siemens AG, ADR	876,700	82,971
		96,560
Medical Services (0.7%)
Medco Health Solutions, Inc. (b)	514,000	27,360
Mining (3.9%)
Newmont Mining Corp. (c)	2,471,400	144,231
Oil & Gas Exploration, Production & Services (3.8%)
Canadian Natural Resources Ltd. (c)	332,000	19,986
Chesapeake Energy Corp. (c)	685,900	21,729
Transocean, Inc. (b) (c)	1,190,459	96,511
		138,226
Oil — Integrated Companies (1.6%)
Amerada Hess Corp. (c)	422,800	60,575
Oilfield Services & Equipment (6.7%)
Halliburton Co. (c)	2,422,700	189,335
Weatherford International Ltd. (b) (c)	1,121,200	59,345
		248,680
Pharmaceuticals (3.4%)
Novartis AG, ADR	1,024,000	58,890
Pfizer, Inc.	2,653,458	67,212
		126,102
Railroads (0.3%)
Union Pacific Corp.	108,365	9,884

See notes to schedule of investments and notes to financial statements.

5

The Victory Portfolios  Schedule of Investments — continued
Diversified Stock Fund  April 30, 2006

(Amounts in Thousands, Except Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Real Estate Investment Trusts (1.1%)
Equity Office Properties Trust (c)	1,267,225	$40,931
		40,931
Retail — Discount (0.7%)
TJX Cos., Inc. (c)	1,068,000	25,771
Retail — Specialty Stores (1.4%)
Tiffany & Co. (c)	1,453,200	50,702
Semiconductors (1.0%)
Freescale Semiconductor, Inc. (b)	192,400	6,093
Maxim Integrated Products, Inc. (c)	839,000	29,583
		35,676
Software & Computer Services (7.6%)
First Data Corp.	1,558,000	74,301
Microsoft Corp. (c)	3,767,500	90,985
Oracle Corp. (b)	8,172,300	119,235
		284,521
Telecommunications — Services & Equipment (3.9%)
Nokia Corp., ADR	6,320,100	143,213
Tobacco (1.0%)
UST, Inc. (c)	851,000	37,384
Transportation Services (2.0%)
United Parcel Service, Inc., Class B (c)	899,000	72,882
Utilities — Telecommunications (1.7%)
Sprint Nextel Corp.	2,473,500	61,343
Total Common Stocks (Cost $3,220,982)		3,640,049
Short-Term Securities Held as Collateral for Securities Lending (23.5%)
Pool of various securities for Victory Funds — footnote 2 (Securities Lending)	$866,378	866,378
Total Short-Term Securities Held as Collateral for Securities Lending		866,378
Total Investments (Cost $4,146,662) (a) — 124.0%		4,565,729
Liabilities in excess of other assets — (24.0)%		(884,523)
NET ASSETS — 100.0%		$3,681,206

Notes to Schedule of Investments

(a)  Represents cost for financial reporting purposes.

At April 30, 2006, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for income tax purposes, were as follows:

	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Diversified Stock Fund	$4,153,839	$457,401	$(45,511)	$411,890

(b)  Non-income producing securities.

(c)  All or a portion of the security is on loan.

ADR — American Depositary Receipts

See notes to schedule of investments and notes to financial statements.

6

  Statement of Assets and Liabilities
The Victory Portfolios  April 30, 2006

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

Diversified Stock Fund
ASSETS:
Investments, at value (Cost $4,146,662)	$4,565,729
Cash	50
Interest and dividends receivable	1,895
Receivable for capital shares issued	5,609
Receivable from brokers for investments sold	39,658
Prepaid expenses	145
Total Assets	4,613,086
LIABILITIES:
Payable to brokers for investments purchased	43,873
Payable for capital shares redeemed	18,120
Payable for return of collateral received	866,378
Accrued expenses and other payables:
Investment advisory fees	1,811
Custodian fees	65
Transfer agent fees	228
Administration fees	58
Shareholder service fees — Class A Shares	680
12b-1 fees — Class C Shares	148
12b-1 fees — Class R Shares	92
Other	427
Total Liabilities	931,880
NET ASSETS:
Capital	3,149,761
Net unrealized appreciation from investments	419,067
Accumulated undistributed net investment income	1,833
Accumulated net realized gains from investment transactions	110,545
Net Assets	$3,681,206
Net Assets
Class A Shares	$3,277,476
Class C Shares	180,721
Class R Shares	223,009
Total	$3,681,206
Outstanding units of beneficial interest (shares)
Class A Shares	183,245
Class C Shares	10,251
Class R Shares	12,568
Total	206,064
Net assets value
Redemption price per share — Class A Shares	$17.89
Offering and redemption price per share — Class C Shares (a)	$17.63
Offering and redemption price per share — Class R Shares	$17.75
Maximum sales charge — Class A Shares	5.75%
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) — Class A Shares	$18.98

(a)  Redemption price per share varies by length of time shares are held.

See notes to financial statements.

7

  Statement of Operations
The Victory Portfolios  For the Six Months Ended April 30, 2006

(Amounts in Thousands)  (Unaudited)

Diversified Stock Fund
Investment Income:
Interest Income	$3,123
Dividend Income	23,752
Income from securities lending	165
Total Income	27,040
Expenses:
Investment advisory fees	10,210
Administration fees	1,511
Shareholder service fees — Class A Shares	3,795
12b-1 fees — Class C Shares	828
12b-1 fees — Class R Shares	557
Accounting fees	51
Custodian fees	329
Legal and audit fees	678
Tustees' fees and expenses	248
Chief Compliance Officer fees and expenses	40
Transfer agent fees	1,075
Registration fees	47
Printing fees	190
Other	93
Total expenses	19,652
Expenses waived/reimbursed by Adviser	(171)
Net Expenses	19,481
Net Investment Income	7,559
Realized/Unrealized Gains from Investments:
Net realized gains from investment transactions	123,140
Net change in unrealized appreciation/depreciation from investments	251,292
Net realized/unrealized gains from investments	374,432
Net increase from payments by affiliates for reimbursement of prior year expenses	519
Change in net assets resulting from operations	$382,510

See notes to financial statements.

8

  Statements of Changes in Net Assets
The Victory Portfolios

(Amounts in Thousands)

	Diversified Stock Fund
	Six Months Ended April 30, 2006	Year Ended October 31, 2005
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$7,559	$18,042
Net realized gains from investment transactions	123,140	191,380
Net change in unrealized appreciation/depreciation from investments	251,292	4,586
Net increase from payments by affiliates for reimbursement of prior year expenses	519	—
Change in net assets resulting from operations	382,510	214,008
Distributions to Shareholders:
From net investment income by class:
Class A Shares	(5,672)	(17,386)
Class C Shares	—	(376)
Class R Shares	(54)	(1,114)
From net realized gains from investment transactions	(135,913)	—
Change in net assets from distributions to shareholders	(141,639)	(18,876)
Capital Transactions:
Proceeds from shares issued	793,511	1,178,433
Proceeds from shares issued in merger	—	46,434
Dividends reinvested	108,859	14,043
Cost of shares redeemed	(465,051)	(568,661)
Change in net assets from capital transactions	437,319	670,249
Change in net assets	678,190	865,381
Net Assets:
Beginning of period	3,003,016	2,137,635
End of period	$3,681,206	$3,003,016
Share Transactions:
Issued	45,829	71,897
Issued in merger	—	2,908
Reinvested	6,589	861
Redeemed	(26,610)	(34,768)
Change in Shares	25,808	40,898
Accumulated undistributed net investment income	$1,833	$—

See notes to financial statements.

9

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Diversified Stock Fund
	Class A Shares
	Six Months Ended April 30, 2006		Year Ended October 31, 2005	Year Ended October 31, 2004	Year Ended October 31, 2003	Year Ended October 31, 2002	Year Ended October 31, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$16.68		$15.36	$13.74	$10.94	$13.56	$17.85
Investment Activities:
Net investment income	0.04		0.13	0.09 **	0.08	0.05	0.04
Net realized and unrealized gains (losses) on investments	1.94		1.32	1.62	2.80	(2.22)	(1.87)
Total from Investment Activities	1.98		1.45	1.71	2.88	(2.17)	(1.83)
Distributions
Net investment income	(0.03)		(0.13)	(0.09)	(0.08)	(0.04)	(0.03)
Net realized gains	(0.74)		—	—	—	(0.41)	(2.43)
Total Distributions	(0.77)		(0.13)	(0.09)	(0.08)	(0.45)	(2.46)
Net Asset Value, End of Period	$17.89		$16.68	$15.36	$13.74	$10.94	$13.56
Total Return (excludes sales charges)	12.27	%(a)	9.47%	12.46%	26.48%	(16.76)%	(11.43)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$3,277,476		$2,643,900	$1,834,238	$1,149,997	$905,116	$1,005,730
Ratio of expenses to average net assets	1.07	%(b)	1.13%	1.10%	1.16%	1.12%	1.09%
Ratio of net investment income to average net assets	0.50	%(b)	0.74%	0.59%	0.45%	0.39%	0.28%
Ratio of expenses to average net assets*	1.07	%(b)	1.16%	1.11%	(c)	(c)	1.11%
Ratio of net investment income to average net assets*	0.50	%(b)	0.71%	0.58%	(c)	(c)	0.26%
Portfolio turnover (d)	45	%(a)	93%	86%	95%	85%	88%

*  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

**  Calculated using average shares for the period.

(a)  Not annualized.

(b)  Annualized.

(c)  There were no fee reductions during the period.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

10

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Diversified Stock Fund
	Class C Shares
	Six Months Ended April 30, 2006		Year Ended October 31, 2005	Year Ended October 31, 2004	Year Ended October 31, 2003	March 1, 2002 through October 31, 2002(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$16.49		$15.24	$13.66	$10.90	$14.31
Investment Activities:
Net investment income (loss)	(0.03)		0.01 **	(0.01)**	0.03	—	(b)
Net realized and unrealized gains (losses) on investments	1.91		1.31	1.62	2.77	(3.40)
Total from Investment Activities	1.88		1.32	1.61	2.80	(3.40)
Distributions
Net investment income	—		(0.07)	(0.03)	(0.04)	(0.01)
Net realized gains	(0.74)		—	—	—	—
Total Distributions	(0.74)		(0.07)	(0.03)	(0.04)	(0.01)
Net Asset Value, End of Period	$17.63		$16.49	$15.24	$13.66	$10.90
Total Return (excludes contingent deferred sales charges)	11.77	%(c)	8.66%	11.77%	25.71%	(23.76	)%(c)
Ratios/Supplemental Data:
Net Assets at end of period (000)	$180,721		$143,141	$74,036	$11,068	$2,193
Ratio of expenses to average net assets	1.91	%(d)	1.90%	1.75%	1.75%	1.90	%(d)
Ratio of net investment income (loss) to average net assets	(0.33	)%(d)	(0.10)%	(0.09)%	0.08%	(0.16	)%(d)
Ratio of expenses to average net assets*	1.92	%(d)	2.01%	1.93%	2.13%	2.25	%(d)
Ratio of net investment loss to average net assets*	(0.34	)%(d)	(0.21)%	(0.27)%	(0.30)%	(0.51	)%(d)
Portfolio turnover (e)	45	%(c)	93%	86%	95%	85	%(c)

*  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

**  Calculated using average shares for the period

(a)  Period from commencement of operations.

(b)  Less than $0.01 per share.

(c)  Not annualized.

(d)  Annualized.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

11

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Diversified Stock Fund
	Class R Shares
	Six Months Ended April 30, 2006		Year Ended October 31, 2005	Year Ended October 31, 2004	Year Ended October 31, 2003	Year Ended October 31, 2002	Year Ended October 31, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$16.55		$15.24	$13.64	$10.86	$13.51	$17.83
Investment Activities:
Net investment income (loss)	0.01		0.08	0.03	0.04	(0.01)	(0.02)
Net realized and unrealized gains (losses) on investments	1.93		1.31	1.60	2.78	(2.23)	(1.87)
Total from Investment Activities	1.94		1.39	1.63	2.82	(2.24)	(1.89)
Distributions
Net investment income	—	(a)	(0.08)	(0.03)	(0.04)	— (a)	— (a)
Net realized gains	(0.74)		—	—	—	(0.41)	(2.43)
Total Distributions	(0.74)		(0.08)	(0.03)	(0.04)	(0.41)	(2.43)
Net Asset Value, End of Period	$17.75		$16.55	$15.24	$13.64	$10.86	$13.51
Total Return	12.13	%(b)	9.10%	11.95%	26.04%	(17.30)%	(11.81)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$223,009		$215,975	$229,361	$203,830	$158,742	$140,794
Ratio of expenses to average net assets	1.42	%(c)	1.48%	1.52%	1.57%	1.69%	1.51%
Ratio of net investment income (loss) to average net assets	0.16	%(c)	0.49%	0.19%	0.31%	(0.16)%	(0.14)%
Ratio of expenses to average net assets*	1.42	%(c)	1.51%	1.52%	1.67%	(d)	1.51%
Ratio of net investment income (loss) to average net assets*	0.16	%(c)	0.46%	0.19%	0.21%	(d)	(0.14)%
Portfolio turnover (e)	45	%(b)	93%	86%	95%	85%	88%

*  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(a)  Less than $0.01 per share.

(b)  Not annualized.

(c)  Annualized.

(d)  There were no fee reductions during the period.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

12

  Notes to Financial Statements
The Victory Portfolios  April 30, 2006

  (Unaudited)

1.  Organization:

The Victory Portfolios (the "Trust") was organized on December 6, 1995 as a Delaware statutory trust (formerly a Delaware business trust) as a successor to a company of the same name organized as a Massachusetts business trust on February 5, 1986. The Trust is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end investment company. The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001. The Trust currently offers shares of 20 funds. The accompanying financial statements are those of the Diversified Stock Fund (the "Fund").

The Fund is authorized to issue three classes of shares: Class A Shares, Class C Shares and Class R Shares. Each class of shares has substantially identical rights and privileges except with respect to sales charges, fees paid under shareholder servicing or distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

The Fund seeks to provide long-term growth of capital.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2.  Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation:

Portfolio securities listed or traded on domestic securities exchanges or the Nasdaq/NMS, including American Depositary Receipts, are valued at the closing price on the exchange or system where the security is principally traded or at the Nasdaq Official Closing Price, if applicable. If there have been no sales for that day on any exchange or system, a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust's Board of Trustees (the "Board"). Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value, or at original cost, which, combined with accrued interest, approximates market value. Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. Options traded on an exchange are valued using the last sale price or, in the absence of a sale, the mean of the latest bid and ask prices. Investments in other open-end investment companies are valued at net asset value. Investments for which there are no such quotations, or for which the quotations do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee in accordance with procedures approved by the Board.

Securities Transactions and Related Income:

Changes in holdings of portfolio securities shall be reflected no later than in the first calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio security transactions are reported on trade date. Interest income is recognized on the accrual basis

Continued

13

  Notes to Financial Statements — continued
The Victory Portfolios  April 30, 2006

  (Unaudited)

and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Repurchase Agreements:

The Fund may acquire securities subject to repurchase agreements from financial institutions such as banks and broker-dealers, which the Fund's investment adviser deems creditworthy under guidelines approved by the Board. Under a repurchase agreement, the seller agrees to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. The repurchase agreements are collateralized by various corporate, U.S. Government and government-backed securities, with value of not less than the repurchase price (including interest). If the counter-party defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. Securities subject to repurchase agreements are held by the Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

Futures Contracts:

The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments made or received by the Fund based on the change in the market value of the position are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

The Fund had no activity in futures contracts during the period ended April 30, 2006.

Option Contracts:

The Fund may write or purchase option contracts. These transactions are to hedge against changes in interest rates, security prices, currency fluctuations, and other market developments, or for the purposes of earning additional income (i.e. speculation).

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counter-party not perform under the contract. Put and call options purchased are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by premiums paid.

Continued

14

  Notes to Financial Statements — continued
The Victory Portfolios  April 30, 2006

  (Unaudited)

In writing an option, the Fund contracts with a specified counter-party to purchase (written put option) or sell (written call option) a specified quantity (notional amount) of an underlying asset at a specified price during a specified period upon demand of the counter-party. The risk associated with writing an option is that the Fund bears the market risk of an unfavorable change in the price of an underlying asset, and may be required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current market value. Written options involve financial risk which may exceed amounts reflected in the accompanying financial statements.

The Fund had no activity in written option contracts during the period ended April 30, 2006.

Securities Purchased on a When-Issued Basis:

The Fund may purchase securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time the Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities. These values are included in amounts payable to brokers for investments purchased on the statement of assets and liabilities. As of April 30, 2006, the Fund had no outstanding "when-issued" purchase commitments.

Securities Lending:

The Fund may, from time to time, lend securities from its portfolio to broker-dealers, banks, financial institutions and other institutional borrowers approved by the Board. The Trust will limit its securities lending activity to 33 1/3% of the total assets of the Fund. KeyBank National Association ("KeyBank"), the Fund's custodian and an affiliate of Victory Capital Management Inc., the Fund's investment adviser (the "Adviser"), serves as the lending agent for the Trust pursuant to a Securities Lending Agency Agreement (the "Lending Agreement"), for which it receives a fee. KeyBank's fee is computed monthly in arrears and is based on 25% of the sum of all interest, dividends and other distributions earned from the investment of collateral in investments, as approved by the Board, net of rebates paid by KeyBank to borowers and net of brokerage commissions, if any, incurred in making or liquidating the investments. For the period ended April 30, 2006 KeyBank received $115 in total from the Trust for its services as lending agent (amount in thousands). Under guidelines established by the Board, the Fund must receive loan collateral from the borrower (maintained with KeyBank) in an amount at all times equal to at least 100% of the current market value of the loaned securities in the form of cash or U.S. Government obligations, to secure the return of the loaned securities. Initial value of loan collateral shall be no less than 102% of the market value of the loaned securities plus the accrued interest on debt securities. KeyBank, at the direction of the Adviser, may invest the collateral in short-term debt instruments that the Adviser has determined present minimal credit risks. There is a risk of delay in receiving collateral or in receiving the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. By lending its securities, the Fund can increase its income by continuing to receive interest or dividends on the loaned securities as well as investing the cash collateral in short-term U.S. Government securities, repurchase agreements, or other short-term securities. The cash collateral, or short-term investments purchased with such collateral, is recorded as assets of the Fund, offset by a corresponding liability to return all collateral as cash at the termination of the securities loan(s). Fixed income securities received as collateral are not recorded as an asset or liability of the Trust because the Fund does not have effective control of such securities. Loans are subject to termination

Continued

15

  Notes to Financial Statements — continued
The Victory Portfolios  April 30, 2006

  (Unaudited)

by the Trust or the borrower at any time. The Fund loaned securities and received cash collateral with the following market values as of April 30, 2006 (amounts in thousands):

	Market Value of Loaned Securities	Market Value of Collateral	Average Loan Outstanding During the Period Ended April 30, 2006	Income Received by KeyBank from Securities Lending
Diversified Stock Fund	$844,098	$866,378	$649,774	$64

The cash collateral received by the Fund at April 30, 2006 was pooled with other collateral received by the Funds in the Trust and invested in the following (amounts in thousands):

Market Value
Time Deposit
Branch Banking and Trust, 4.82%, 5/1/05	$13,595
13,595
Repurchase Agreements
Bank of America, 4.93%, 5/1/06	200,000
(Date of Agreement 4/28/06, Proceeds at maturity $200,082 collateralized by $206,000 various Corporate securities, 0.00%-8.75%, 6/1/06-2/1/36, market value $206,000)
Bear Stearns, 4.93%, 5/1/06	140,000
(Date of Agreement 4/28/06, Proceeds at maturity $140,058 collateralized by $144,200 various Corporate securities, 5.50%-5.75%, 1/25/36-5/25/36, market value $144,200)
Cantor Fitzgerald, 4.93%, 5/1/06	200,000
(Date of Agreement 4/28/06, Proceeds at maturity $200,082 collateralized by $206,002 various Corporate securities, 0.00%-7.55%, 6/15/06-8/10/38, market value $206,002)
Deutsche Bank, 4.94%, 5/1/06	200,000
(Date of Agreement 4/28/06, Proceeds at maturity $200,082 collateralized by $206,000 various Corporate securities, 0.00%, 6/25/35-1/25/36, market value $206,000)
Greenwich, 4.93%, 5/1/06	200,000
(Date of Agreement 4/28/06, Proceeds at maturity $200,082 collateralized by $204,004 various Corporate securities, 0.00%, 3/1/33-10/1/35, market value $204,004)
Merrill Lynch, 4.93%, 5/1/06	200,000
(Date of Agreement 4/28/06, Proceeds at maturity $200,082 collateralized by $206,004 various Corporate securities, 3.00%-10.15%,12/16/07-11/15/35, market value $206,004)
Wachovia Securities Corp., 4.95%, 5/1/06	100,000
(Date of Agreement 4/28/06, Proceeds at maturity $100,041 collateralized by $103,000 various Corporate securities, 0.00%-4.49%, 5/16/06-7/25/22, market value $103,000)
1,240,000
Total Market Value	$1,253,595

Dividends to Shareholders:

Dividends from net investment income are declared and paid quarterly for the Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, and distributions), such amounts are reclassified

Continued

16

  Notes to Financial Statements — continued
The Victory Portfolios  April 30, 2006

  (Unaudited)

within the components of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital in the statement of assets and liabilities.

Federal Income Taxes:

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

Other:

Expenses that are directly related to the Fund are charged directly to it. Other operating expenses of the Trust are prorated to each Fund in the Trust on the basis of relative net assets or other appropriate basis. Income, expenses, and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets, except that each class separately bears expenses related specifically to that class, such as distribution fees.

3.  Purchases and Sales of Securities:

Purchases and sales of securities (excluding short-term securities) for the period ended April 30, 2006 were as follows (amounts in thousands):

Fund Name	Purchases (excluding U.S. Government Securitites)	Sales (excluding U.S. Government Securitites)	Purchases of U.S. Government Securitites)	Sales of U.S. Government Securitites)
Diversified Stock Fund	$2,108,564	$1,711,766	$—	$—

4.  Investment Advisory, Administration, and Distribution Agreements:

Investment advisory services are provided to the Fund by Victory Capital Management Inc. ("the Adviser"), a wholly owned subsidiary of KeyBank. Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of the Fund. KeyBank, serving as custodian for all Funds in the Trust, receives custodian fees.

Under the terms of the Investment Advisory Agreement the investment advisory fees of the Fund are computed at the annual rate of 0.65% of the Fund's average daily net assets up to $800 million, 0.60% of the Fund's average daily net assets between $800 million and $2.4 billion and 0.55% of the Fund's average daily net assets greater than $2.4 billion.

The Adviser may use a portion of its fees to assist with the distribution and marketing expenses for the benefit of the Fund.

BISYS Fund Services Ohio, Inc. ("BISYS Ohio"), an indirect, wholly owned subsidiary of The BISYS Group, Inc., and the Adviser serve as the Fund's co-administrators. For its services as co-administrator, BISYS Ohio is paid an annual fee of 0.032% of the first $10 billion of the Trust's aggregate average daily net assets, and 0.025% of all Trust assets exceeding $10 billion. For its services as co-administrator, the Adviser is paid an annual fee of 0.058% of the first $10 billion of the Trust's aggregate average daily net assets, and 0.055% of all Trust assets exceeding $10 billion.

BISYS Ohio also serves the Trust as Fund Accountant and Transfer Agent for the Fund. Under the terms of the Fund Accounting Agreement, BISYS Ohio is entitled to transaction and multiple class charges, which are accrued daily and payable on a monthly basis, and standard fees as follows: $35,000 annually if the Fund's average daily net assets are less than $175 million; $60,000 annually if the Fund's average daily net assets are in excess of $175 million.

Under the terms of the Transfer Agent Agreement, BISYS Ohio is entitled to account-based fees, complex-level fees and an annual program servicing fee of $7,000.

Continued

17

  Notes to Financial Statements — continued
The Victory Portfolios  April 30, 2006

  (Unaudited)

In addition, BISYS Ohio is entitled to reimbursement of out-of-pocket expenses incurred in providing fund accounting and transfer agent services.

Victory Capital Advisers, Inc. (the "Distributor") serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust. The Distributor is not affiliated with the Adviser, but is an affiliate of BISYS Ohio.

Pursuant to the Trust's 12b-1 Plan, the Distributor may receive a monthly distribution and service fee, at an annual rate of 0.50% of the average daily net assets of Class R Shares of the Fund and 1.00% of the average daily net assets of Class C Shares of the Fund. The service fee is paid to securities brokers or other financial intermediaries for providing personal services to shareholders of the Fund, including responding to inquiries, providing information to shareholders about their Fund accounts, establishing and maintaining accounts and records, processing dividend and distribution payments, arranging for bank wires, assisting in transactions, and changing account information.

The Distributor or financial institutions (directly or through the Distributor), pursuant to a Shareholder Servicing Plan, may receive from Class A shares of the Fund a fee of 0.25% of the average daily net assets of the Fund for providing support services to shareholders of the Fund, which may include establishing and maintaining accounts and records, processing dividend and distribution payments, providing account information, assisting in processing purchase, exchange and redemption requests, and assisting shareholders in changing dividend options, account designations and addresses. Financial institutions may include affiliates of the Adviser.

In addition, the Distributor is entitled to receive commissions on sales of the Class A Shares and redemptions of Class C Shares of the Fund. For the period ended April 30, 2006, the Distributor received approximately $925 from commissions earned on sales of Class A Shares and $7 from redemptions of Class C Shares of the Fund, a portion of which the Distributor reallowed to dealers of the Fund's shares, including approximately $127 to affiliates of the Fund (amounts in thousands).

The Trust has also adopted a "defensive" Rule 12b-1 Plan on behalf of the Fund. The Trustees have adopted this Plan to allow the Adviser and the Distributor to incur certain expenses that might be considered to constitute indirect payment by the Fund of distribution expenses. No separate payments are authorized to be made by the Fund pursuant to this Plan. Under this Plan, if a payment to the Adviser of management fees or to the Distributor of administrative fees should be deemed to be indirect financing by the Trust of the distribution of Fund shares, such payment is authorized by this Plan. No fees are currently being paid under this plan.

The Adviser has entered into expense limitation agreements with the Fund. Under the terms of the agreements, to the extent that ordinary operating expenses incurred by the Fund in any fiscal year exceed the expense limit for the Fund, such excess amount will be the liability of the Adviser. As of April 30, 2006, the expense limits are as follows:

Class A Shares	(a)
Class C Shares	2.00	%*
Class R Shares	(a)

(a) There were no contractual expense limitation agreements in place as of April 30, 2006.

* In effect until at least February 28, 2014.

The Adviser, BISYS Ohio, or other service providers may voluntarily waive or reimburse additional fees to assist the Fund in maintaining a competitive expense ratio. These amounts are not available to be recouped at a future time.

During the period ended April 30, 2006, the Adviser entered into an agreement with the Fund to reimburse certain prior year expenses related to an independent review of certain expenditures that among other things supported distribution of Fund shares. These amounts are disclosed as a payment by the Adviser in the Statement of Operations and the Statements of Changes in Net Assets. The Fund's total returns would have been reduced by 0.01% had the reimbursement not been made.

5.  Line of Credit:

The Trust participates in a short-term, demand note agreement with KeyCorp, an affiliate of the Adviser. Under the agreement, the Trust may borrow up to $200 million. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that

18

  Notes to Financial Statements — continued
The Victory Portfolios  April 30, 2006

  (Unaudited)

might otherwise require the untimely disposition of securities. KeyCorp receives an annual commitment fee of 8 basis points on $200 million for providing the Line of Credit. For the period ended April 30, 2006, the Trust paid approximately $80 to KeyCorp for the line of credit fee (amount in thousands). Each Fund in the Trust pays a pro-rata portion of this commitment fee plus any interest on amounts borrowed. As of April 30, 2006 the Fund had no loans outstanding.

6.  Capital Share Transactions:

Capital share transactions for the Fund were as follows (amounts in thousands):

	Diversified Stock Fund
	Six Months Ended April 30, 2006	Year Ended October 31, 2005
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$735,235	$1,084,012
Proceeds from shares issued in merger	—	41,334
Dividends reinvested	97,336	12,904
Cost of shares redeemed	(412,965)	(497,102)
Total	$419,606	$641,148
Class C Shares:
Proceeds from shares issued	$44,373	$73,554
Proceeds from shares issued in merger	—	129
Dividends reinvested	2,638	121
Cost of shares redeemed	(20,587)	(12,031)
Total	$26,424	$61,773
Class R Shares:
Proceeds from shares issued	$13,903	$20,867
Proceeds from shares issued in merger	—	4,971
Dividends reinvested	8,885	1,018
Cost of shares redeemed	(31,499)	(59,528)
Total	$(8,711)	$(32,672)
Share Transactions:
Class A Shares:
Issued	42,421	66,058
Issued in merger	—	2,587
Reinvested	5,884	790
Redeemed	(23,587)	(30,361)
Total	24,718	39,074
Class C Shares:
Issued	2,600	4,548
Issued in merger	—	8
Reinvested	162	8
Redeemed	(1,194)	(740)
Total	1,568	3,824
Class R Shares:
Issued	808	1,291
Issued in merger	—	313
Reinvested	543	63
Redeemed	(1,829)	(3,667)
Total	(478)	(2,000)

Continued

19

The Victory Portfolios  Supplemental Information

  (Unaudited)

Proxy Voting and Form N-Q Information

Proxy Voting:

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies related to portfolio securities held during the most recent 12-month period ended June 30 is available, without charge, upon request, by calling 800-242-9596 and on the Securities and Exchange Commission's website at http://www.sec.gov.

Availability of Schedules of Investments:

The Trust files its complete schedules of investments with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the Public Reference Room can be obtained by calling 1-800-SEC-0330.

Continued

20

The Victory Portfolios  Supplemental Information — continued

  (Unaudited)

Expense Examples

As a shareholder of the Victory Portfolios, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees and (2) ongoing costs, including management fees; distribution (and/or service) 12b-1 fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Victory Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2005 through April 30, 2006.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

	Beginning Account Value 11/1/05	Ending Account Value 4/30/06	Expense Paid During Period* 11/1/05-4/30/06	Expense Ratio During Period 11/1/05-4/30/06
Diversified Stock Fund
Class A Shares	$1,000.00	$1,122.70	$5.63	1.07%
Class C Shares	1,000.00	1,117.70	10.03	1.91%
Class R Shares	1,000.00	1,121.30	7.47	1.42%

*Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

Continued

21

The Victory Portfolios  Supplemental Information — continued

  (Unaudited)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Victory Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/05	Ending Account Value 4/30/06	Expense Paid During Period* 11/1/05-4/30/06	Expense Ratio During Period 11/1/05-4/30/06
Diversified Stock Fund
Class A Shares	$1,000.00	$1,019.49	$5.36	1.07%
Class C Shares	1,000.00	1,015.32	9.54	1.91%
Class R Shares	1,000.00	1,017.75	7.10	1.42%

*Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

Portfolio Holdings:

(As a Percentage of Total Investments)

Victory Diversified Stock Fund

Continued

22

The Victory Portfolios  Supplemental Information — continued

Trustee and Officer Information  (Unaudited)

Board of Trustees.

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board, in accordance with the laws of the State of Delaware. There are currently ten Trustees, nine of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees"). The Trustees, in turn, elect the officers of the Trust to supervise actively its day-to-day operations.

The following tables list the Trustees, their ages, position with the Trust, length of time served, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 20 portfolios in the Trust, one portfolio in The Victory Variable Insurance Funds and two portfolios in The Victory Institutional Funds, each a registered investment company that, together with the Trust, comprise the Victory Fund Complex. Each Trustee's address is c/o The Victory Portfolios, 3435 Stelzer Road, Columbus, Ohio 43219.

Independent Trustees.

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held in Public Companies
Mr. David Brooks Adcock, 54	Trustee	May 2005	General Counsel, Duke University and Duke University Health System.	Durham Casualty Co., Ltd.

Mr. Nigel D. T. Andrews, 58	Vice Chair and Trustee	August 2002	Retired (since 2001); Managing Director (2000-2001), Internet Capital Group (venture capital); Executive Vice President (1993-2000), GE Capital (financial services).	Chemtura Corporation; Old Mutual plc.

Ms. E. Lee Beard, 54	Trustee	May 2005	Principal Owner (since 2005) The Henlee Group, LLC; President/Owner (since 2003-2005) ELB Consultants; President, Chief Executive Officer and Director (1998-2003) Northeast Pennsylvania Financial Corp. (full service financial services); President, Chief Executive Officer and Director (1993-2003), First Federal Bank (full service financial services).	None.

Ms. Jakki L. Haussler, 48	Trustee	May 2005	Chairman and Chief Executive Officer, Opus Capital Management, Inc. (asset management); Partner (since 2002), Adena Ventures, LP (venture capital); Managing Director (since 2001), Capvest Venture Fund, LP (venture capital).	None.

Continued

23

The Victory Portfolios  Supplemental Information — continued

  (Unaudited)

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held in Public Companies
Ms. Frankie D. Hughes, 53	Trustee	March 2000	Principal and Chief Investment Officer, Hughes Capital Management, Inc. (fixed income asset management).	None.

Ms. Lyn Hutton, 56	Trustee	March 2002	Executive Vice President and Chief Investment Officer, The Commonfund for Nonprofit Organizations (since January 2003); Vice President and Chief Financial Officer, John D. & Catherine T. MacArthur Foundation (grant making) (June 1998-December 2002).	Chittenden Corporation.

Dr. Thomas F. Morrissey, 71	Trustee	November 1994	Professor (Emeritus since 2004), Weatherhead School of Management, Case Western Reserve University.	None.

Ms. Karen F. Shepherd, 65	Trustee	August 2002	Member, Shepherd Properties, LC and Vincent Shepherd Investments, LC (real estate investments); EMILY's List (political action committee) (2002-2003); U.S. Executive Director (1996-2002), European Bank for Reconstruction and Development.	UBS Bank USA; OC Tanner Co.

Mr. Leigh A. Wilson, 61	Chair and Trustee	November 1994	Chief Executive Officer, New Century Living, Inc. (full service independent living for senior citizens); Director, The Mutual Fund Directors Forum, since 2004.	Chair, Old Mutual Advisor Funds II (18 portfolios).

Interested Trustee.*

Mr. Roger Noall, 70	Trustee	December 1997	Retired (since February 2000); Executive (1997-2000), KeyCorp.	Alleghany Corporation.

*Mr. Noall is an "interested person" of the Trust by reason of his prior relationship with KeyCorp.

Continued

24

The Victory Portfolios  Supplemental Information — continued

  (Unaudited)

Officers.

The officers of the Trust, their ages, the length of time served and their principal occupations during the past five years, are detailed in the following table. Each individual holds the same position with the other registered investment companies in the Victory Fund Complex, and each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 3435 Stelzer Road, Columbus, Ohio 43219-3035. Except for the Chief Compliance Officer, the officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices. BISYS Fund Services Ohio, Inc. ("BISYS") receives fees from the Trust as Administrator.

Name and Age	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Mr. David C. Brown, 33	President	January 2006	Senior Managing Director of the Adviser (since July 2004). Chief Financial Officer and Chief Operating Officer, Gartmore Emerging Managers (February 2002-July 2004). VP of Global Strategic Planning, Gartmore Global (Prior to February 2002).

Mr. Michael Policarpo, II, 32	Vice President	May 2006	Managing Director of the Adviser (since July 2005). Vice President of Finance, Gartmore Global (August 2004-July 2005). CFO, Advisor Services, Gartmore Global (August 2003-August 2004). Corporate Controller Gartmore Global (June 2000-August 2003).

Mr. Christopher K. Dyer, 44	Secretary	February 2006	Head of Mutual Fund Administration, the Adviser

Mr. Jay G. Baris, 52	Assistant Secretary	December 1997	Partner, Kramer Levin Naftalis & Frankel LLP.

Mr. Christopher E. Sabato, 37	Treasurer	May 2006	Vice President, Fund Administration, BISYS.

Mr. Martin R. Dean, 41	Assistant Vice President and Anti-Money Laundering Compliance Officer	December 2003	Vice President, Fund Administration, BISYS.

Mr. Edward J. Veilleux, 62	Chief Compliance Officer	October 2005	President of EJV Financial Services (mutual fund consulting) since 2002; Director of Deutsche Asset Management from 1987 to 2002.

Continued

25

The Victory Portfolios  Supplemental Information — continued

  (Unaudited)

Advisory Contract Renewal:

Considerations of the Board in Continuing the Advisory Agreements. The Board of Trustees (the "Board") of The Victory Portfolios (the "Trust") last approved the advisory agreements (the "Advisory Agreements") between the Trust, on behalf of its series portfolios (the "Funds"), and Victory Capital Management Inc., the Funds' investment adviser (the "Adviser"), at a meeting called for that purpose on December 14, 2005, following review of the Agreements and related matters at meetings on October 26 and 27, 2005. In determining whether it was appropriate to approve the Advisory Agreements, the Board requested information, provided by the Adviser and certain independent consultants, that the Board believed to be reasonably necessary to reach its conclusion. The Board carefully evaluated this information, and was advised by legal counsel to the Trust and by legal counsel to the Independent Trustees with respect to its deliberations. In considering the Advisory Agreements, the Board reviewed numerous factors with respect to the Funds Although the investment performance of each Fund during the year was a significant factor in determining that the agreements should be continued, the Board considered the following additional factors, among others, in evaluating the fairness and reasonableness of the compensation to be paid to the Adviser:

• Services provided under the agreement;

• Requirements of the Funds for the services provided by the Adviser;

• The quality of the services previously provided and expected to be provided in the future;

• Fees payable for the services;

• Total expenses of the Funds;

• Whether the Adviser realized economies of scale and shared them with the shareholders;

• The Adviser's commitment to operating the Funds at competitive expense levels;

• Profitability of the Adviser with respect to its relationship with the Funds;

• Soft-dollar and other service benefits received by the Adviser, including sources of revenue to affiliates of the Adviser from the Funds through custodian and co-administration fees, as well as from revenues from serving as the Funds' securities lending agent;

• Capabilities and financial condition of the Adviser;

• Current economic and industry trends; and

• Historical relationship between the Funds and the Adviser.

Current management fees were reviewed in the context of the Adviser's profitability. In addition, the Board reviewed an analysis prepared by an independent third party, comparing each Fund's expense ratio, advisory fee and performance with comparable mutual funds. The Board also reviewed fees that the Adviser charged for managing the assets of similarly-managed institutional accounts.

Based upon its review of these factors, the Board reached the following conclusions:

1. Nature and quality of services. The nature and quality of the Adviser's services appeared to be thorough and professional, and appropriate to the management of each Fund's assets in accordance with its investment policies and restrictions, and applicable law.

2. Performance. Certain Funds had outperformed their peers during one or more comparison periods. The performance of certain other Funds suffered from high expenses due in some cases to a low level of assets. The Board took into consideration the Adviser's willingness to waive fees or reimburse the expenses of certain Funds. With respect to Funds that consistently underperformed their peers, the Board acknowledged that Adviser was actively making staffing changes and proposing investment policy changes to improve the performance of those Funds.

3. Profitability to the Adviser. The revenues from the advisory fees that the Funds paid to the Adviser, as well as "fall-out" and other related revenues that the Adviser and its affiliates received from providing administration, custody and securities lending services, among others, were reasonable and within industry ranges.

Continued

26

The Victory Portfolios  Supplemental Information — continued

  (Unaudited)

4. Economies of scale. With respect to Funds with advisory fee breakpoints, the breakpoint structure enabled those Funds to share in economies of scale. With respect to the remaining Funds, which did not have advisory fee breakpoints, the Board agreed to revisit breakpoints on those Funds at a later date. In addition, the Adviser's willingness to limit Fund expenses in certain cases provided stability to those Funds' expenses.

In connection with its review of the Advisory Agreements, the Board also considered an agreement that the Funds had reached with their administrator and investment adviser as to certain expenditures that among other things supported distribution of Fund shares. The Funds believe that the nature of these expenditures requires additional disclosure to the Board at the time they are incurred. The terms of the agreement require the administrator and the investment adviser to pay to the Funds an aggregate of approximately $13 million, to be allocated to each affected Fund in the Victory Fund Complex according to its net assets as at the date of allocation. The investment adviser also agreed to pay costs incurred by the Funds in conducting an independent review of the facts surrounding the matter. None of these payments will have a material effect on the NAV of any Fund. The investment adviser has further agreed to implement enhanced governance and communications policies and procedures.

Based on its review of the information requested and provided, and following extended discussions concerning the same, the Board, including a majority of the Independent Trustees, determined that renewing the Advisory Agreements was consistent with the best interests of the Funds and their shareholders and that the fees payable thereunder were fair and reasonable. Accordingly, the Board, including a majority of the Independent Trustees, unanimously approved the Advisory Agreements for an additional year on the basis of the foregoing review and discussions.

27

This page is intentionally left blank.

28

PRSRT STD
U.S. POSTAGE
PAID
Boston, MA
Permit No. 57842

VF-DSTK-SEMI 4/06

The Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our web site at:	Call Victory at:
www.VictoryConnect.com	800-539-FUND (800-539-3863)

April 30, 2006

Semi Annual Report

Value Fund

Stock Index Fund

Established Value Fund

Special Value Fund

Small Company Opportunity Fund

Focused Growth Fund

Balanced Fund

Convertible Fund

Core Bond Fund

Fund for Income

National Municipal Bond Fund

Ohio Municipal Bond Fund

VictoryConnect.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, VictoryConnect.com has what you're looking for. Visit us anytime. We're always open.

Shareholder Letter	5

Financial Statements

The Victory Equity Funds

Value Fund

Schedules of Investments	6

Statement of Assets and Liabilities	28

Statement of Operations	29

Statements of Changes in Net Assets	30

Financial Highlights	31-33

Stock Index Fund

Schedules of Investments	9

Statement of Assets and Liabilities	28

Statement of Operations	29

Statements of Changes in Net Assets	30

Financial Highlights	34-35

Established Value Fund

Schedules of Investments	24

Statement of Assets and Liabilities	28

Statement of Operations	29

Statements of Changes in Net Assets	30

Financial Highlights	36-37

Special Value Fund

Schedules of Investments	38

Statement of Assets and Liabilities	49

Statement of Operations	50

Statements of Changes in Net Assets	51

Financial Highlights	52-54

Small Company Opportunity Fund

Schedules of Investments	42

Statement of Assets and Liabilities	49

Statement of Operations	50

Statements of Changes in Net Assets	51

Financial Highlights	55-56

Focused Growth Fund

Schedules of Investments	47

Statement of Assets and Liabilities	49

Statement of Operations	50

Statements of Changes in Net Assets	51

Financial Highlights	57-59

The Victory Portfolios

Table of Contents (continued)

The Victory Specialty Funds

Balanced Fund

Schedules of Investments	60

Statement of Assets and Liabilities	76

Statement of Operations	77

Statements of Changes in Net Assets	78

Financial Highlights	79-81

Convertible Fund

Schedules of Investments	71

Statement of Assets and Liabilities	76

Statement of Operations	77

Statements of Changes in Net Assets	78

Financial Highlights	82

The Victory Taxable Fixed Income Funds

Core Bond Fund

Schedules of Investments	83

Statement of Assets and Liabilities	94

Statement of Operations	95

Statements of Changes in Net Assets	96

Financial Highlights	97

Fund for Income

Schedules of Investments	91

Statement of Assets and Liabilities	94

Statement of Operations	95

Statements of Changes in Net Assets	96

Financial Highlights	98-100

The Victory Tax-Exempt Fixed Income Funds

National Municipal Bond Fund

Schedules of Investments	101

Statement of Assets and Liabilities	110

Statement of Operations	111

Statements of Changes in Net Assets	112

Financial Highlights	113

Ohio Municipal Bond Fund

Schedules of Investments	105

Statement of Assets and Liabilities	110

Statement of Operations	111

Statements of Changes in Net Assets	112

Financial Highlights	114

Notes to Financial Statements	115

Supplemental Information

Proxy Voting and Form N-Q Information	129

Expense Examples	130

Portfolio Holdings	133

Trustee and Officer Information	135

Advisory Contract Renewal	138

The Funds are distributed by Victory Capital Advisers, Inc., which is not affiliated with KeyCorp or its subsidiaries. Victory Capital Management Inc., a member of the Key financial network, is the investment adviser to the Funds and receives a fee from the Funds for performing services for the Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Victory Funds.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at VictoryConnect.com or call 1-800-539-3863. Read it carefully before you invest or send money.

The information in this semi-annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Furthermore, Victory Capital Management Inc. and its affiliates, as agents for their clients, and any of its officers or employees may have a beneficial interest or position in any of the securities mentioned, which may be contrary to any opinion or projection expressed in this report. Past investment performance of markets or securities mentioned herein should not be considered to be indicative of future results.

NOT FDIC INSURED

Shares of the Victory Funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, KeyCorp, Victory Capital Management Inc., or their affiliates, and are subject to investment risks, including possible loss of the principal amount invested.

Call Victory at:

800-539-FUND (800-539-3863)

Visit our web site at:

www.VictoryConnect.com

This page is intentionally left blank.

Letter to Shareholders

The equity market was strong in the first four months of 2006, even in the face of higher interest rates and rising commodities prices. Returns were healthy for all market capitalizations over the six-month reporting period, with small and mid cap stocks leading the way. Key drivers of the market were continued robust economic growth, solid first quarter earnings, the absence of meaningful wage pressures and rising merger and acquisition activity.

The Federal Reserve maintained its policy of removing what it believes to be an accommodative policy. The entire fixed income maturity spectrum felt the brunt of Fed tightening activity over the last six months. Returns were relatively flat during this period with the exception of modest positive gains for the shorter maturities.

Turning to the regulatory framework, we believe the integrity of the securities markets and mutual fund providers is absolutely vital to investors. Consistent with this philosophy, Victory and the Board of Trustees have had a long-standing commitment to strong compliance and risk management programs. We are dedicated to being at the forefront in meeting the standards of our industry regulators.

At Victory Capital Management, we are aggressively implementing our strategic plan. Chief investment officers for each investment strategy have been assigned, with the primary responsibility of ensuring their respective teams generate added value and manage risk. Further, we have constructed a successful collaboration between our portfolio managers and analysts who use quantitative and qualitative disciplines as part of our investment processes. And new technology is being applied throughout our organization to strengthen our investment and portfolio decision making.

Our commitment to human resources is crucial to our success, and we have been successful in attracting, developing and retaining the most talented professionals in the asset management industry. Victory has strengthened all areas of the organization, including management, research, trading, portfolio management and operations, and our efforts are swiftly paying off.

We extend our deepest thanks for the contributions made by Kathy Dennis, who resigned as President of the Victory Funds in January. Throughout her twelve-year tenure with Victory, her primary focus centered on the Victory Funds. We wish her all the best.

In closing, we appreciate the confidence of our shareholders in the Victory Funds. Please feel free to contact us at 1-800-539-3863 or through our website at www.VictoryConnect.com if you have questions or would like further information.

David C. Brown

President
The Victory Portfolios

The Victory Portfolios  Schedules of Investments
Value Fund  April 30, 2006

(Amounts in Thousands, Except Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Commercial Paper (0.0%)
Chesham Finance, 4.83%, 5/1/06	$49	$49
Total Commercial Paper (Cost $49)		49
Common Stocks (99.5%)
Banks (7.8%)
North Fork Bancorporation, Inc.	85,000	2,561
UCBH Holdings, Inc. (c)	135,000	2,388
Wachovia Corp. (c)	65,000	3,890
Wells Fargo Co. (c)	135,000	9,274
		18,113
Brokerage Services (1.9%)
Willis Group Holdings Ltd.	125,000	4,394
Chemicals (1.6%)
Celanese Corp., Series A	170,000	3,732
Chemicals-General (2.1%)
PPG Industries, Inc.	72,500	4,866
Coal (1.0%)
Foundation Coal Holdings, Inc. (c)	45,000	2,282
Commercial Services (1.8%)
Cendant Corp.	235,000	4,096
Computers & Peripherals (2.0%)
Hewlett-Packard Co.	140,000	4,546
Electronics (1.8%)
Koninklijke Philips Electronics N.V.	120,000	4,138
Financial & Insurance (0.6%)
Ambac Financial Group, Inc.	18,000	1,482
Financial Services (9.8%)
Citigroup, Inc.	65,000	3,247
Fannie Mae	115,000	5,819
Freddie Mac (c)	110,000	6,717
Morgan Stanley	107,500	6,911
		22,694
Heavy Machinery (1.5%)
Deere & Co. (c)	40,500	3,555
Homebuilders (2.7%)
Lennar Corp., Class A (c)	55,000	3,021
Pulte Homes, Inc. (c)	85,000	3,175
		6,196
Insurance (12.1%)
American International Group, Inc.	100,000	6,524
Aon Corp. (c)	90,000	3,772
Arch Capital Group Ltd. (b)	50,000	3,038
Assurant, Inc. (c)	54,000	2,601

See notes to schedules of investments and notes to financial statements.

The Victory Portfolios  Schedules of Investments — continued
Value Fund  April 30, 2006

(Amounts in Thousands, Except Shares)  (Unaudited)

Security Description	Shares	Value
CIGNA Corp.	45,000	$4,814
Genworth Financial, Inc., Class A (c)	80,000	2,656
XL Capital Ltd., Class A (c)	70,292	4,632
		28,037
Machine — Diversified (1.4%)
Dover Corp. (c)	67,500	3,358
Manufacturing — Diversified (2.8%)
Ingersoll-Rand Co. Ltd., Class A	70,000	3,063
Tyco International Ltd.	130,000	3,425
		6,488
Minerals (0.7%)
BHP Billiton Ltd., ADR (c)	35,000	1,595
Mining (6.3%)
Newmont Mining Corp. (c)	175,000	10,213
Rio Tinto PLC, ADR (c)	20,000	4,454
		14,667
Oil & Gas Exploration, Production & Services (4.0%)
Chesapeake Energy Corp. (c)	105,000	3,326
Noble Corp.	75,000	5,921
		9,247
Oil — Integrated Companies (3.5%)
Amerada Hess Corp. (c)	56,000	8,023
Oilfield Services & Equipment (4.9%)
Halliburton Co.	80,000	6,252
Weatherford International Ltd. (b) (c)	95,000	5,028
		11,280
Pharmaceuticals (3.6%)
Pfizer, Inc.	325,000	8,232
Pipelines (1.7%)
El Paso Corp. (c)	310,000	4,002
Radio & Television (1.3%)
Comcast Corp., Class A (b)	100,000	3,095
Railroads (1.8%)
CSX Corp.	60,000	4,109
Real Estate Investment Trusts (1.7%)
Annaly Mortgage Management, Inc. (c)	292,000	3,933
Restaurants (2.1%)
McDonald's Corp.	140,000	4,840
Retail — Discount (1.1%)
Big Lots, Inc. (b) (c)	175,000	2,529
Savings & Loans (2.9%)
Washington Mutual, Inc. (c)	150,000	6,759

See notes to schedules of investments and notes to financial statements.

The Victory Portfolios  Schedules of Investments — continued
Value Fund  April 30, 2006

(Amounts in Thousands, Except Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Semiconductors (3.0%)
Fairchild Semiconductor International, Inc. (b) (c)	210,000	$4,341
Freescale Semiconductor, Inc. (b)	85,000	2,692
		7,033
Staffing (1.0%)
Manpower, Inc.	36,500	2,378
Telecommunications — Services & Equipment (2.7%)
Nokia Corp., ADR	280,000	6,345
Television (2.0%)
CBS Corp., Class B (c)	185,000	4,712
Tobacco (1.9%)
Altria Group, Inc.	7,000	512
UST, Inc. (c)	90,000	3,954
		4,466
Utilities — Telecommunications (2.4%)
Sprint Nextel Corp.	220,000	5,456
Total Common Stocks (Cost $198,675)		230,678
Short-Term Securities Held as Collateral for Securities Lending (32.6%)
Pool of various securities for Victory Funds — footnote 2 (Securities Lending)	$75,623	75,623
Total Short-Term Securities Held as Collateral for Securities Lending		75,623
Total Investments (Cost $274,347) (a) — 132.1%		306,350
Liabilities in excess of other assets — (32.1)%		(74,539)
NET ASSETS — 100.0%		$231,811

See notes to schedules of investments and notes to financial statements.

The Victory Portfolios  Schedules of Investments
Stock Index Fund  April 30, 2006

(Amounts in Thousands, Except Shares)  (Unaudited)

Security Description	Shares or Amount	Principal Value
Commercial Paper (0.9%)
Chesham Finance, 4.83%, 5/1/06	$811	$811
Total Commercial Paper (Cost $811)		811
Common Stocks (98.7%)
Advertising (0.2%)
Interpublic Group of Cos., Inc. (b)	3,103	30
Omnicom Group, Inc.	1,289	116
		146
Aerospace/Defense (2.3%)
B.F. Goodrich Co.	890	40
Boeing Co.	5,769	482
General Dynamics Corp.	2,885	189
Honeywell International, Inc.	5,987	254
Lockheed Martin Corp.	2,583	196
Northrop Grumman Corp.	2,528	169
Raytheon Co., Class B	3,216	142
Rockwell Collins, Inc.	1,242	71
United Technologies Corp.	7,320	460
		2,003
Agricultural Operations (0.2%)
Archer-Daniels-Midland Co.	4,713	171
Airlines (0.1%)
Southwest Airlines Co.	5,104	83
Aluminum (0.2%)
Alcoa, Inc.	6,284	212
Apparel & Footwear (0.3%)
Coach, Inc. (b)	2,763	91
Jones Apparel Group, Inc.	823	28
Liz Claiborne, Inc.	758	30
Nike, Inc., Class B	1,364	112
VF Corp.	635	39
		300
Audio & Video Products (0.0%)
Harman International Industries, Inc.	473	42
Automotive (0.4%)
AutoNation, Inc. (b)	1,306	29
Ford Motor Co.	13,437	93
General Motors Corp.	4,076	94
Navistar International Corp. (b)	445	12
PACCAR, Inc.	1,220	88
		316
Automotive Parts (0.2%)
Eaton Corp.	1,183	91
Genuine Parts Co.	1,246	54
		145

See notes to schedules of investments and notes to financial statements.

The Victory Portfolios  Schedules of Investments — continued
Stock Index Fund  April 30, 2006

(Amounts in Thousands, Except Shares)  (Unaudited)

Security Description	Shares	Value
Banks (8.1%)
AmSouth Bankcorp	2,491	$72
Bank of America Corp.	33,481	1,672
Bank of New York Co., Inc.	5,560	195
BB & T Corp.	3,859	166
Comerica, Inc.	1,173	67
Compass Bancshares, Inc.	891	49
Fifth Third Bancorp	4,005	162
First Horizon National Corp.	908	39
Huntington Bancshares, Inc.	1,793	43
J.P. Morgan Chase & Co.	25,125	1,140
KeyCorp (d)	2,921	112
M&T Bank Corp.	572	68
Marshall & Ilsley Corp.	1,513	69
Mellon Financial Corp.	2,987	112
National City Corp.	3,946	146
North Fork Bancorporation, Inc.	3,429	103
Northern Trust Corp.	1,335	79
PNC Financial Services Group, Inc.	2,107	151
Regions Financial Corp.	3,290	120
State Street Corp.	2,400	157
SunTrust Banks, Inc.	2,673	207
Synovus Financial Corp.	2,258	63
U.S. Bancorp	12,981	408
Wachovia Corp.	11,696	700
Wells Fargo Co.	12,080	830
Zions Bancorporation	752	62
		6,992
Beverages (2.0%)
Anheuser-Busch Cos., Inc.	5,596	249
Brown-Forman Corp., Class B	599	45
Coca Cola Enterprises, Inc.	2,187	43
Coca-Cola Co.	14,850	623
Constellation Brands, Inc., Class A (b)	1,421	35
Molson Coors Brewing Co.	414	31
Pepsi Bottling Group, Inc.	975	31
PepsiCo, Inc.	11,943	695
		1,752
Biotechnology (1.2%)
Amgen, Inc. (b)	8,424	570
Biogen Idec, Inc. (b)	2,480	111
Genzyme Corp. (b)	1,873	115
Gilead Sciences, Inc. (b)	3,332	192
MedImmune, Inc. (b)	1,841	58
		1,046
Brokerage Services (1.1%)
Charles Schwab Corp.	7,438	133
Lehman Brothers Holdings, Inc.	1,949	295

See notes to schedules of investments and notes to financial statements.

The Victory Portfolios  Schedules of Investments — continued
Stock Index Fund  April 30, 2006

(Amounts in Thousands, Except Shares)  (Unaudited)

Security Description	Shares	Value
Merrill Lynch & Co., Inc.	6,620	$505
		933
Building — Residential & Commercial (0.2%)
Centex Corp.	885	49
D.R. Horton, Inc.	1,959	59
KB Home	554	34
		142
Building Materials (0.2%)
American Standard Cos., Inc.	1,285	56
Masco Corp.	3,001	95
Vulcan Materials Co.	724	62
		213
Casino Services (0.2%)
Harrah's Entertainment, Inc.	1,327	109
International Game Technology	2,431	92
		201
Chemicals — General (1.4%)
Air Products & Chemicals, Inc.	1,605	110
Ashland, Inc.	514	34
Dow Chemical Co.	6,974	283
E.I. Du Pont de Nemours	6,631	291
Eastman Chemical Co.	588	32
Englehard Corp.	892	34
Hercules, Inc. (b)	814	12
Monsanto Co.	1,942	162
PPG Industries, Inc.	1,192	80
Praxair, Inc.	2,327	131
Rohm & Haas Co.	1,038	53
Sigma-Aldrich Corp.	482	33
Tronox, Inc., Class B (b)	171	3
		1,258
Commercial Services (0.5%)
Cendant Corp.	7,267	126
Cintas Corp.	993	42
Convergys Corp. (b)	1,008	20
Ecolab, Inc.	1,314	50
Moody's Corp.	1,754	109
Paychex, Inc.	2,408	97
		444
Computers & Peripherals (4.9%)
Apple Computer, Inc. (b)	6,139	432
Cisco Systems, Inc. (b)	44,336	929
Computer Sciences Corp. (b)	1,344	79
Dell, Inc. (b)	16,965	444
Electronic Data Systems Corp.	3,709	100
EMC Corp. (b)	17,132	231

See notes to schedules of investments and notes to financial statements.

The Victory Portfolios  Schedules of Investments — continued
Stock Index Fund  April 30, 2006

(Amounts in Thousands, Except Shares)  (Unaudited)

Security Description	Shares	Value
Gateway, Inc. (b)	1,905	$4
Hewlett-Packard Co.	20,388	662
International Business Machines Corp.	11,298	931
Lexmark International Group, Inc. (b)	781	38
NCR Corp. (b)	1,312	52
Network Appliance, Inc. (b)	2,697	100
SanDisk Corp. (b)	1,325	85
Sun Microsystems, Inc. (b)	24,948	125
Symbol Technologies, Inc.	1,824	19
Unisys Corp. (b)	2,465	15
		4,246
Consumer Products (0.5%)
Clorox Co.	1,082	69
Colgate-Palmolive Co.	3,715	220
Fortune Brands, Inc.	1,055	85
Newell Rubbermaid, Inc.	1,979	54
		428
Containers & Packaging (0.1%)
Ball Corp.	752	30
Bemis, Inc.	759	24
Pactiv Corp. (b)	1,033	25
Sealed Air Corp.	587	32
		111
Cosmetics & Toiletries (2.0%)
Alberto Culver Co.	545	25
Avon Products, Inc.	3,247	106
Estee Lauder Cos., Class A	859	32
International Flavor & Fragance, Inc.	569	20
Kimberly-Clark Corp.	3,322	194
Procter & Gamble Co.	23,709	1,380
		1,757
Cruise Lines (0.2%)
Carnival Corp.	3,130	147
Distribution/Wholesale (0.2%)
Costco Wholesale Corp.	3,411	186
E-Commerce & Services (0.2%)
Amazon.com, Inc. (b)	2,224	79
Monster Worldwide, Inc. (b)	911	52
		131
Electrical Equipment (0.3%)
Emerson Electric Co.	2,966	252
W.W. Grainger, Inc.	551	42
		294
Electronics (3.6%)
American Power Conversion Corp.	1,239	28
General Electric Co.	75,136	2,599

See notes to schedules of investments and notes to financial statements.

The Victory Portfolios  Schedules of Investments — continued
Stock Index Fund  April 30, 2006

(Amounts in Thousands, Except Shares)  (Unaudited)

Security Description	Shares	Value
JDS Uniphase Corp. (b)	12,083	$42
Johnson Controls, Inc.	1,400	114
L-3 Communications Holdings, Inc.	874	71
Millipore Corp. (b)	375	28
Molex, Inc.	1,027	38
Parker-Hannifin Corp.	863	70
PerkinElmer, Inc.	943	20
Sanmina — SCI Corp. (b)	3,836	20
Solectron Corp. (b)	6,592	26
Tektronix, Inc.	588	21
Thermo Electron Corp. (b)	1,169	45
		3,122
Engineering (0.1%)
Fluor Corp.	626	58
Entertainment (0.4%)
The Walt Disney Co.	13,882	388
Environmental Control (0.2%)
Allied Waste Industries, Inc. (b)	1,581	22
Waste Management, Inc.	3,981	150
		172
Financial & Insurance (0.1%)
Ambac Financial Group, Inc.	761	62
MBIA, Inc.	966	58
		120
Financial Services (6.1%)
American Express Co.	8,922	480
Ameriprise Financial, Inc.	1,807	89
Bear Stearns Cos., Inc.	860	123
Capital One Financial Corp.	2,170	188
CIT Group, Inc.	1,440	78
Citigroup, Inc.	35,979	1,797
Countrywide Credit Industries, Inc.	4,347	177
E*TRADE Financial Corp. (b)	3,012	75
Equifax, Inc.	933	36
Fannie Mae	6,977	353
Federated Investors, Inc., Class B	607	21
Franklin Resources, Inc.	1,100	102
Freddie Mac	4,981	304
Goldman Sachs Group, Inc.	3,143	504
H&R Block, Inc.	2,362	54
Janus Capital Group, Inc.	1,548	30
Legg Mason, Inc.	890	105
Morgan Stanley	7,740	498
SLM Corp.	3,008	159
T. Rowe Price Group, Inc.	952	80
		5,253

See notes to schedules of investments and notes to financial statements.

The Victory Portfolios  Schedules of Investments — continued
Stock Index Fund  April 30, 2006

(Amounts in Thousands, Except Shares)  (Unaudited)

Security Description	Shares	Value
Food Distributors, Supermarkets & Wholesalers (0.5%)
Albertsons, Inc.	2,658	$67
Kroger Co. (b)	5,230	107
Safeway, Inc.	3,242	81
SUPERVALU, Inc.	982	28
Sysco Corp.	4,464	134
		417
Food Processing & Packaging (0.9%)
Campbell Soup Co.	1,328	43
ConAgra, Inc.	3,743	85
Dean Foods Co. (b)	978	39
General Mills, Inc.	2,567	126
H.J. Heinz Co.	2,415	100
Hershey Foods Corp.	1,292	69
Kellogg Co.	1,812	84
McCormick & Co., Inc.	956	33
Sara Lee Corp.	5,479	98
Tyson Foods, Inc., Class A	1,816	27
Wm. Wrigley Jr. Co.	1,279	60
Wm. Wrigley Jr. Co., Class B	320	15
		779
Forest Products — Lumber & Paper (0.4%)
International Paper Co.	3,551	129
Louisiana Pacific Corp.	764	21
MeadWestvaco Corp.	1,308	37
Temple-Inland, Inc.	799	37
Weyerhaeuser Co.	1,753	124
		348
Health Care (1.4%)
Coventry Health Care, Inc. (b)	1,156	57
HCA, Inc.	2,941	129
Health Management Associates, Inc., Class A	1,735	36
Humana, Inc. (b)	1,178	53
Manor Care, Inc.	570	25
McKesson Corp.	2,207	107
Medtronic, Inc.	8,701	437
WellPoint, Inc. (b)	4,758	338
		1,182
Heavy Machinery (0.6%)
Caterpillar, Inc.	4,836	366
Deere & Co.	1,708	150
		516
Homebuilders (0.1%)
Lennar Corp., Class A	988	54
Pulte Homes, Inc.	1,542	58
		112

See notes to schedules of investments and notes to financial statements.

The Victory Portfolios  Schedules of Investments — continued
Stock Index Fund  April 30, 2006

(Amounts in Thousands, Except Shares)  (Unaudited)

Security Description	Shares	Value
Hospitals (0.0%)
Tenet Healthcare Corp. (b)	3,390	$28
Hotels & Motels (0.3%)
Hilton Hotels Corp.	2,376	64
Marriott International, Inc., Class A	1,169	85
Starwood Hotels & Resorts Worldwide, Inc.	1,556	90
		239
Household Goods — Appliances, Furnishings & Electronics (0.1%)
Leggett & Platt, Inc.	1,315	35
Whirlpool Corp.	560	50
		85
Instruments — Scientific (0.2%)
Applied Biosystems Group	1,321	38
Fisher Scientific International, Inc. (b)	890	63
Waters Corp. (b)	753	34
		135
Insurance (5.0%)
ACE Ltd.	2,323	129
Aetna, Inc.	4,088	157
Aflac, Inc.	3,591	171
Allstate Corp.	4,649	263
American International Group, Inc.	18,710	1,220
Aon Corp.	2,321	97
Chubb Corp.	2,882	149
CIGNA Corp.	873	93
Cincinnati Financial Corp.	1,255	54
Genworth Financial, Inc., Class A	2,716	90
Hartford Financial Services Group, Inc.	2,180	200
Lincoln National Corp.	2,056	119
Loews Corp.	978	104
Marsh & McLennan Cos., Inc.	3,943	121
MetLife, Inc.	5,464	285
MGIC Investment Corp.	631	45
Principal Financial Group	2,015	103
Progressive Corp.	1,418	154
Prudential Financial, Inc.	3,568	279
Safeco Corp.	889	46
St. Paul Cos., Inc.	5,016	221
Torchmark Corp.	747	45
UnumProvident Corp.	2,153	44
XL Capital Ltd., Class A	1,257	83
		4,272
Internet Business Services (1.2%)
eBay, Inc. (b)	8,315	286
Google Inc., Class A (b)	1,457	610
Symantec Corp. (b)	7,521	123
VeriSign, Inc. (b)	1,763	41
		1,060

See notes to schedules of investments and notes to financial statements.

The Victory Portfolios  Schedules of Investments — continued
Stock Index Fund  April 30, 2006

(Amounts in Thousands, Except Shares)  (Unaudited)

Security Description	Shares	Value
Internet Service Provider (0.3%)
Yahoo, Inc. (b)	9,096	$298
Leisure & Recreation Products (0.0%)
Brunswick Corp.	685	27
Machine — Diversified (0.2%)
Cummins Engine, Inc.	335	35
Dover Corp.	1,465	73
Rockwell International Corp.	1,278	92
		200
Manufacturing — Capital Goods (0.2%)
Cooper Industries Ltd.	662	61
Illinois Tool Works, Inc.	1,478	151
		212
Manufacturing — Diversified (0.6%)
Ingersoll-Rand Co. Ltd., Class A	2,361	103
Tyco International Ltd.	14,528	383
		486
Manufacturing — Miscellaneous (1.2%)
3M Co.	5,442	464
Corning, Inc. (b)	11,144	308
Danaher Corp.	1,710	110
ITT Industries, Inc.	1,331	75
Pall Corp.	900	27
Textron, Inc.	954	86
		1,070
Media (1.3%)
E.W. Scripps Co., Class A	613	28
News Corp., Class A	17,304	297
Time Warner, Inc.	32,476	565
Univision Communications, Inc. (b)	1,612	58
Viacom, Inc., Class B (b)	5,570	222
		1,170
Medical Services (1.1%)
Caremark Rx, Inc. (b)	3,234	147
Express Scripts, Inc. (b)	1,055	82
Laboratory Corp. of America Holdings (b)	903	52
Medco Health Solutions, Inc. (b)	2,194	117
Quest Diagnostics, Inc.	1,173	65
UnitedHealth Group, Inc.	9,777	487
		950
Medical Supplies (1.1%)
Bausch & Lomb, Inc.	388	19
Baxter International, Inc.	4,675	177
Becton Dickinson & Co.	1,783	112
Biomet, Inc.	1,784	66
Boston Scientific Corp. (b)	8,368	195

See notes to schedules of investments and notes to financial statements.

The Victory Portfolios  Schedules of Investments — continued
Stock Index Fund  April 30, 2006

(Amounts in Thousands, Except Shares)  (Unaudited)

Security Description	Shares	Value
C.R. Bard, Inc.	750	$56
Patterson Cos., Inc. (b)	999	33
St. Jude Medical, Inc. (b)	2,642	104
Stryker Corp.	2,106	92
Zimmer Holdings, Inc. (b)	1,786	112
		966
Medical — Information Systems (0.0%)
IMS Health, Inc.	1,436	39
Mining (0.2%)
Newmont Mining Corp.	3,221	188
Motorcycles (0.1%)
Harley-Davidson, Inc.	1,965	100
Newspapers (0.2%)
Gannett Co., Inc.	1,716	95
Knight-Ridder, Inc.	483	30
New York Times Co., Class A	1,047	26
Tribune Co.	1,887	54
		205
Office Equipment & Supplies (0.4%)
Avery Dennison Corp.	796	50
OfficeMax, Inc.	511	20
Pitney Bowes, Inc.	1,636	68
Staples, Inc.	5,253	139
Xerox Corp. (b)	6,713	94
		371
Oil & Gas Exploration, Production & Services (1.6%)
Anadarko Petroleum Corp.	1,661	174
Apache Corp.	2,381	169
Chesapeake Energy Corp.	2,693	85
Devon Energy Corp.	3,185	191
EOG Resources, Inc.	1,748	123
Kerr-McGee Corp.	836	83
Murphy Oil Corp.	1,190	60
Nabors Industries Ltd. (b)	2,278	85
Noble Corp.	989	78
Rowan Cos., Inc.	788	35
Transocean, Inc. (b)	2,350	191
XTO Energy, Inc.	2,618	111
		1,385
Oil — US Royalty Trusts (0.0%)
Hugoton Royalty Trust	156	4
Oil Marketing & Refining (0.4%)
Sunoco, Inc.	960	78
Valero Energy Corp.	4,482	290
		368

See notes to schedules of investments and notes to financial statements.

The Victory Portfolios  Schedules of Investments — continued
Stock Index Fund  April 30, 2006

(Amounts in Thousands, Except Shares)  (Unaudited)

Security Description	Shares	Value
Oil-Integrated Companies (6.0%)
Amerada Hess Corp.	577	$83
Chevron Corp.	16,047	979
ConocoPhillips	11,892	796
Exxon Mobil Corp.	44,017	2,776
Marathon Oil Corp.	2,644	210
Occidental Petroleum Corp.	3,105	319
		5,163
Oilfield Services & Equipment (1.6%)
Baker Hughes, Inc.	2,467	199
BJ Services Co.	2,337	89
Halliburton Co.	3,721	291
National Oilwell Varco, Inc. (b)	1,259	87
Schlumberger Ltd.	8,518	589
Weatherford International Ltd. (b)	2,514	133
		1,388
Paint, Varnishes, Enamels (0.0%)
Sherwin-Williams Co.	799	41
Pharmaceuticals (6.7%)
Abbott Laboratories	11,091	474
Allergan, Inc.	1,093	112
AmerisourceBergen Corp.	1,507	65
Barr Pharmaceuticals, Inc. (b)	762	46
Bristol-Myers Squibb Co.	14,122	358
Cardinal Health, Inc.	3,042	205
Eli Lilly & Co.	8,145	431
Forest Laboratories, Inc. (b)	2,349	95
Hospira, Inc. (b)	1,159	45
Johnson & Johnson	21,453	1,257
King Pharmaceuticals, Inc. (b)	1,745	30
Merck & Co., Inc.	15,765	543
Mylan Laboratories, Inc.	1,576	34
Pfizer, Inc.	53,039	1,344
Schering-Plough Corp.	10,665	206
Watson Pharmaceuticals, Inc. (b)	733	21
Wyeth	9,689	472
		5,738
Photography (0.1%)
Eastman Kodak Co.	2,070	56
Pipelines (0.3%)
El Paso Corp.	4,752	61
Kinder Morgan, Inc.	759	67
Williams Cos., Inc.	4,286	94
		222
Primary Metal & Mineral Production (0.2%)
Freeport-McMoRan Copper & Gold, Inc., Class B	1,327	86
Phelps Dodge Corp.	1,467	126
		212

See notes to schedules of investments and notes to financial statements.

The Victory Portfolios  Schedules of Investments — continued
Stock Index Fund  April 30, 2006

(Amounts in Thousands, Except Shares)  (Unaudited)

Security Description	Shares	Value
Publishing (0.3%)
Dow Jones & Co., Inc.	426	$16
McGraw-Hill Cos., Inc.	2,647	148
Meredith Corp.	302	15
R.R. Donnelley & Sons Co.	1,557	52
		231
Radio & Television (0.7%)
Clear Channel Communications, Inc.	3,726	106
Comcast Corp., Class A (b)	15,416	477
		583
Railroads (0.8%)
Burlington Northern/Santa Fe, Inc.	2,688	215
CSX Corp.	1,582	108
Norfolk Southern Corp.	2,972	160
Union Pacific Corp.	1,910	174
		657
Real Estate Investment Trusts (0.9%)
Apartment Investment & Management Co., Class A	696	31
Archstone-Smith Trust	1,538	75
Boston Properties, Inc.	647	57
Equity Office Properties Trust	2,928	95
Equity Residential Properties Trust	2,093	94
Host Hotels & Resorts, Inc.	953	20
Kimco Realty Corp.	1,448	54
Plum Creek Timber Co., Inc.	1,329	48
ProLogis	1,755	88
Public Storage, Inc.	596	46
Simon Property Group, Inc.	1,319	108
Vornado Realty Trust	855	82
		798
Restaurants (0.8%)
Darden Restaurants, Inc.	948	38
McDonald's Corp.	9,058	312
Starbucks Corp. (b)	5,503	205
Wendy's International, Inc.	824	51
Yum! Brands, Inc.	1,988	103
		709
Retail (0.6%)
Best Buy Co., Inc.	2,931	166
Dollar General Corp.	2,282	40
Target Corp.	6,337	336
		542
Retail — Apparel/Shoe (0.2%)
Gap, Inc.	4,137	75
Limited Brands, Inc.	2,510	64
		139

See notes to schedules of investments and notes to financial statements.

The Victory Portfolios  Schedules of Investments — continued
Stock Index Fund  April 30, 2006

(Amounts in Thousands, Except Shares)  (Unaudited)

Security Description	Shares	Value
Retail — Discount (1.1%)
Big Lots, Inc. (b)	821	$12
Family Dollar Stores, Inc.	1,119	28
TJX Cos., Inc.	3,321	80
Wal-Mart Stores, Inc.	18,007	811
		931
Retail — Food (0.1%)
Whole Foods Market, Inc.	1,001	61
Retail — Department Stores (0.7%)
Dillard's, Inc., Class A	444	12
Federated Department Stores, Inc.	1,962	152
J.C. Penney Co., Inc.	1,674	110
Kohl's Corp. (b)	2,485	139
Nordstrom, Inc.	1,576	60
Sears Holdings Corp. (b)	719	103
		576
Retail — Drug Stores (0.6%)
CVS Corp.	5,892	175
Walgreen Co.	7,296	306
		481
Retail — Specialty Stores (1.4%)
AutoZone, Inc. (b)	398	37
Bed Bath & Beyond, Inc. (b)	2,022	78
Circuit City Stores, Inc.	1,097	32
Home Depot, Inc.	15,313	612
Lowe's Cos., Inc.	5,636	355
Office Depot, Inc. (b)	2,131	86
RadioShack Corp.	970	16
Tiffany & Co.	1,025	36
		1,252
Rubber & Rubber Products (0.0%)
Cooper Tire & Rubber Co.	442	6
Goodyear Tire & Rubber Co. (b)	1,276	17
		23
Savings & Loans (0.6%)
Golden West Financial Corp.	1,846	133
Sovereign Bancorp, Inc.	2,575	57
Washington Mutual, Inc.	7,148	322
		512
Schools & Educational Services (0.1%)
Apollo Group, Inc. (b)	1,014	55
Semiconductors (3.0%)
Advanced Micro Devices, Inc. (b)	3,466	112
Altera Corp. (b)	2,590	57
Analog Devices, Inc.	2,639	100
Applied Materials, Inc.	11,437	205

See notes to schedules of investments and notes to financial statements.

The Victory Portfolios  Schedules of Investments — continued
Stock Index Fund  April 30, 2006

(Amounts in Thousands, Except Shares)  (Unaudited)

Security Description	Shares	Value
Applied Micro Circuits Corp. (b)	2,121	$8
Broadcom Corp. (b)	3,175	131
Freescale Semiconductor, Inc. (b)	2,958	94
Intel Corp.	42,407	847
KLA-Tencor Corp.	1,438	69
Linear Technology Corp.	2,204	78
LSI Logic Corp. (b)	2,823	30
Maxim Integrated Products, Inc.	2,311	81
Micron Technology, Inc. (b)	4,461	76
National Semiconductor Corp.	2,433	73
Novellus Systems, Inc. (b)	961	24
NVIDIA Corp. (b)	2,468	72
PMC-Sierra, Inc. (b)	1,339	17
QLogic Corp. (b)	1,163	24
Teradyne, Inc. (b)	1,428	24
Texas Instruments, Inc.	11,536	400
Xilinx, Inc.	2,485	69
		2,591
Software & Computer Services (3.6%)
Adobe Systems, Inc. (b)	4,324	170
Affiliated Computer Services, Inc., Class A (b)	847	47
Autodesk, Inc. (b)	1,664	70
Automatic Data Processing, Inc.	4,178	184
BMC Software, Inc. (b)	1,534	33
CA, Inc.	3,289	83
Citrix Systems, Inc. (b)	1,287	51
Compuware Corp. (b)	2,759	21
Electronic Arts, Inc. (b)	2,190	124
First Data Corp.	5,530	264
Fiserv, Inc. (b)	1,330	60
Intuit, Inc. (b)	1,275	69
Microsoft Corp.	64,059	1,548
Novell, Inc. (b)	2,807	23
Oracle Corp. (b)	27,163	396
Parametric Technology Corp. (b)	801	12
		3,155
Staffing (0.1%)
Robert Half International, Inc.	1,236	52
Steel (0.3%)
Allegheny Technologies, Inc.	623	43
Nucor Corp.	1,120	122
United States Steel Corp.	785	54
		219
Telecommunications (0.1%)
Citizens Communications Co.	2,368	31
Qwest Communications International, Inc. (b)	11,182	75
		106

See notes to schedules of investments and notes to financial statements.

The Victory Portfolios  Schedules of Investments — continued
Stock Index Fund  April 30, 2006

(Amounts in Thousands, Except Shares)  (Unaudited)

Security Description	Shares	Value
Telecommunications — Services & Equipment (1.6%)
ADC Telecommunications, Inc. (b)	844	$19
Agilent Technologies, Inc. (b)	3,091	119
Andrew Corp. (b)	1,149	12
Avaya, Inc. (b)	3,006	36
CIENA Corp. (b)	4,198	17
Comverse Technology, Inc. (b)	1,456	33
Jabil Circuit, Inc. (b)	1,258	49
Lucent Technologies, Inc. (b)	32,216	90
Motorola, Inc.	18,018	385
QUALCOMM, Inc.	11,939	613
Tellabs, Inc. (b)	3,247	51
		1,424
Television (0.2%)
CBS Corp., Class B	5,570	142
Tobacco (1.3%)
Altria Group, Inc.	15,044	1,100
UST, Inc.	1,179	52
		1,152
Tobacco & Tobacco Products (0.1%)
Reynolds American, Inc.	617	68
Tools & Hardware Manufacturing (0.1%)
Black & Decker Corp.	558	53
Snap-on, Inc.	420	17
Stanley Works	522	27
		97
Toys (0.1%)
Hasbro, Inc.	1,283	25
Mattel, Inc.	2,802	46
		71
Transportation Services (1.0%)
FedEx Corp.	2,190	252
United Parcel Service, Inc., Class B	7,872	638
		890
Travel Services (0.0%)
Sabre Holdings Corp., Class A	950	22
Trucking & Leasing (0.0%)
Ryder Systems, Inc.	438	23
Utilities — Electric (2.9%)
AES Corp. (b)	4,729	80
Allegheny Energy, Inc. (b)	1,176	42
Ameren Corp.	1,476	74
American Electric Power Co.	2,838	95
CenterPoint Energy, Inc.	2,235	27
CMS Energy Corp. (b)	1,591	21
Consolidated Edison Co. of New York, Inc.	1,769	76
Constellation Energy Group, Inc.	1,286	71
Dominion Resources, Inc.	2,505	188

See notes to schedules of investments and notes to financial statements.

The Victory Portfolios  Schedules of Investments — continued
Stock Index Fund  April 30, 2006

(Amounts in Thousands, Except Shares)  (Unaudited)

Security Description	Shares or Amount	Principal Value
DTE Energy Co.	1,282	$52
Duke Energy Corp.	8,933	260
Dynergy, Inc. (b)	2,172	11
Edison International	2,349	95
Entergy Corp.	1,498	105
Exelon Corp.	4,810	259
FirstEnergy Corp.	2,378	121
FPL Group, Inc.	2,909	115
NiSource, Inc.	1,965	41
PG&E Corp.	2,489	99
Pinnacle West Capital Corp.	715	29
PPL Corp.	2,741	80
Progress Energy, Inc.	1,819	78
Public Service Enterprise Group	1,807	113
Southern Co.	5,347	172
TECO Energy, Inc.	1,502	24
TXU Corp.	3,336	166
Xcel Energy, Inc.	2,911	55
		2,549
Utilities — Natural Gas (0.2%)
KeySpan Corp.	1,258	51
NICOR, Inc.	319	13
Peoples Energy Corp.	276	10
Sempra Energy	1,863	85
		159
Utilities — Telecommunications (3.0%)
Alltel Corp.	2,797	180
AT&T, Inc.	27,967	733
BellSouth Corp.	12,959	438
CenturyTel, Inc.	944	36
Sprint Nextel Corp.	21,389	530
Verizon Communications, Inc.	21,098	697
		2,614
Total Common Stocks (Cost $33,227)		85,728
U.S. Treasury Obligations (0.5%)
U.S. Treasury Bills (0.5%)
4.49%, 6/15/06 (e)	$450	447
Total U.S. Treasury Obligations (Cost $447)		447
Total Investments (Cost $34,485) (a) — 100.1%		86,986
Liabilities in excess of other assets — (0.1)%		(90)
NET ASSETS — 100.0%		$86,896
	Number of Contracts	Value
Futures Contracts
S & P 500 Index, expiring June 16, 2006	12	$3,948
Total Futures (Cost $3,877)

See notes to schedules of investments and notes to financial statements.

The Victory Portfolios  Schedules of Investments
Established Value Fund  April 30, 2006

(Amounts in Thousands, Except Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Commercial Paper (4.4%)
Chesham Finance, 4.83%, 5/1/06	$13,209	$13,209
Total Commercial Paper (Cost $13,209)		13,209
Common Stocks (95.7%)
Aerospace/Defense (0.9%)
General Dynamics Corp.	42,000	2,756
Apparel & Footwear (1.2%)
Jones Apparel Group, Inc. (c)	102,000	3,504
Auction Houses and Art Dealers (1.3%)
Adesa, Inc.	156,000	3,980
Automotive Parts (2.5%)
BorgWarner, Inc. (c)	72,500	4,403
Eaton Corp. (c)	40,400	3,097
		7,500
Banks (4.9%)
Cullen/Frost Bankers, Inc.	85,400	4,943
First Horizon National Corp. (c)	107,000	4,539
Mercantile Bankshares Corp.	54,900	2,063
Whitney Holding Corp.	88,000	3,129
		14,674
Chemicals — General (5.1%)
Agrium, Inc. (c)	193,000	4,984
Air Products & Chemicals, Inc. (c)	45,000	3,083
PPG Industries, Inc.	52,000	3,490
Rohm & Haas Co.	76,000	3,846
		15,403
Coal (1.0%)
Peabody Energy Corp. (c)	48,000	3,065
Computers & Peripherals (3.6%)
CACI International, Inc., Class A (b) (c)	62,000	3,877
Lexmark International Group, Inc. (b)	67,000	3,263
NCR Corp. (b) (c)	97,000	3,822
		10,962
Containers & Packaging (2.2%)
Owens-Illinois, Inc. (b) (c)	122,500	2,239
Pactiv Corp. (b) (c)	183,000	4,455
		6,694
E-Commerce (1.0%)
IAC/InterActiveCorp (b) (c)	101,000	2,916
Electronics (2.0%)
Flextronics International Ltd. (b)	256,000	2,908
Johnson Controls, Inc.	37,200	3,034
		5,942

See notes to schedules of investments and notes to financial statements.

The Victory Portfolios  Schedules of Investments — continued
Established Value Fund  April 30, 2006

(Amounts in Thousands, Except Shares)  (Unaudited)

Security Description	Shares	Value
Engineering (0.9%)
Foster Wheeler Ltd. (b) (c)	64,000	$2,852
Financial & Insurance (0.8%)
Ambac Financial Group, Inc.	31,000	2,553
Financial Services (2.7%)
Ameriprise Financial, Inc.	101,000	4,953
H&R Block, Inc. (c)	135,000	3,082
		8,035
Food Distributors, Supermarkets & Wholesalers (1.1%)
SUPERVALU, Inc. (c)	118,500	3,438
Food Processing & Packaging (0.9%)
H.J. Heinz Co. (c)	62,000	2,574
Forest Products — Lumber & Paper (0.8%)
Weyerhaeuser Co. (c)	33,000	2,326
Health Care (1.3%)
Manor Care, Inc. (c)	92,500	4,056
Heavy Machinery (1.7%)
Deere & Co. (c)	59,000	5,179
Instruments — Scientific (0.8%)
Applied Biosystems Group	88,000	2,538
Insurance (5.6%)
Alleghany Corp. (b)	11,424	3,267
Hartford Financial Services Group, Inc. (c)	28,000	2,574
HCC Insurance Holdings, Inc. (c)	118,500	3,968
Old Republic International Corp.	187,500	4,171
PMI Group, Inc. (c)	57,000	2,631
		16,611
Manufacturing — Miscellaneous (2.7%)
ITT Industries, Inc.	84,000	4,723
Textron, Inc.	39,300	3,535
		8,258
Medical Supplies (3.0%)
Bausch & Lomb, Inc. (c)	41,300	2,022
Becton Dickinson & Co.	59,100	3,725
Dade Behring Holdings, Inc.	86,000	3,354
		9,101
Motion Pictures & Services (1.0%)
DreamWorks Animation SKG, Inc. (b) (c)	107,000	2,900
Motorcycles (0.7%)
Harley-Davidson, Inc. (c)	43,000	2,186
Oil & Gas Exploration, Production & Services (5.3%)
Devon Energy Corp.	97,000	5,830
Helmerich & Payne, Inc. (c)	50,000	3,637
Newfield Exploration Co. (b)	85,400	3,809
Todco, Class A (c)	53,000	2,431
		15,707

See notes to schedules of investments and notes to financial statements.

The Victory Portfolios  Schedules of Investments — continued
Established Value Fund  April 30, 2006

(Amounts in Thousands, Except Shares)  (Unaudited)

Security Description	Shares	Value
Oil Marketing & Refining (1.4%)
Valero Energy Corp.	67,000	$4,338
Oil — Integrated Companies (3.4%)
Amerada Hess Corp. (c)	34,000	4,871
Occidental Petroleum Corp. (c)	52,000	5,343
		10,214
Oilfield Services & Equipment (2.2%)
Helix Energy Solutions Group, Inc. (b) (c)	60,000	2,329
Tidewater, Inc. (c)	71,000	4,135
		6,464
Paint, Varnishes, Enamels (1.0%)
Sherwin-Williams Co. (c)	58,500	2,980
Pharmaceuticals (3.0%)
AmerisourceBergen Corp.	110,000	4,746
Medicis Pharmaceutical Corp., Class A (c)	134,000	4,406
		9,152
Pipelines (1.8%)
National Fuel Gas Co. (c)	160,000	5,320
Primary Metal & Mineral Production (2.9%)
Freeport-McMoRan Copper & Gold, Inc., Class B (c)	65,000	4,198
Phelps Dodge Corp. (c)	53,000	4,568
		8,766
Railroads (1.3%)
Burlington Northern/Santa Fe, Inc.	48,000	3,817
Real Estate Investment Trusts (2.6%)
AMB Property Corp. (c)	58,000	2,900
CBL & Associates Properties, Inc. (c)	64,000	2,559
Equity Residential Properties Trust (c)	51,300	2,302
		7,761
Restaurants (1.5%)
Yum! Brands, Inc.	86,500	4,470
Retail — Discount (1.1%)
Dollar Tree Stores, Inc. (b)	122,000	3,181
Retail — Specialty Stores (3.3%)
Barnes & Noble, Inc. (c)	101,500	4,576
Claire's Stores, Inc.	150,000	5,283
		9,859
Schools & Educational Services (0.9%)
Career Education Corp. (b) (c)	74,000	2,728
Semiconductors (1.6%)
Freescale Semiconductor, Inc. (b)	151,000	4,782
Software & Computer Services (2.8%)
Sybase, Inc. (b)	175,500	3,821
Synopsys, Inc. (b)	208,000	4,540
		8,361

See notes to schedules of investments and notes to financial statements.

The Victory Portfolios  Schedules of Investments — continued
Established Value Fund  April 30, 2006

(Amounts in Thousands, Except Shares)  (Unaudited)

Security Description	Shares or Amount	Principal Value
Steel (1.4%)
Nucor Corp. (c)	38,000	$4,135
Telecommunications — Services & Equipment (1.7%)
Amdocs Ltd. (b)	94,500	3,516
Harris Corp.	34,000	1,583
		5,099
Tools & Hardware Manufacturing (0.8%)
Black & Decker Corp. (c)	27,000	2,527
Transportation Services (1.6%)
Con-way, Inc.	85,500	4,764
Utilities — Electric (2.0%)
Exelon Corp. (c)	54,700	2,954
Great Plains Energy, Inc. (c)	103,000	2,910
		5,864
Utilities — Natural Gas (1.7%)
Sempra Energy	112,500	5,177
Utilities — Telecommunications (0.7%)
CenturyTel, Inc.	55,000	2,074
Total Common Stocks (Cost $191,093)		287,543
Short-Term Securities Held as Collateral for Securities Lending (31.7%)
Pool of various securities for Victory Funds — footnote 2 (Securities Lending)	$95,192	$95,192
Total Short-Term Securities Held as Collateral for Securities Lending		95,192
Total Investments (Cost $299,494) (a) — 131.8%		395,944
Liabilities in excess of other assets — (31.8)%		(95,352)
NET ASSETS — 100.0%		$300,592

Notes to Schedules of Investments

(a)  Represents cost for financial reporting purposes.

At April 30, 2006, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for income tax purposes, were as follows:

	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Value Fund	$274,852	$33,756	$(2,258)	$31,498
Stock Index Fund	50,467	37,256	(737)	36,519
Established Value Fund	299,495	97,777	(1,328)	96,449

(b)  Non-income producing securities.

(c)  All or a portion of the security is on loan.

(d)  Investment in affiliate.

(e)  Serves as collateral for futures contracts.

ADR — American Depositary Receipts

See notes to schedules of investments and notes to financial statements.

  Statements of Assets and Liabilities
The Victory Portfolios  April 30, 2006

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	Value Fund	Stock Index Fund	Established Value Fund
ASSETS:
Investments, at value (Cost $274,347; $34,485; $299,494)	$306,350	$86,986	$395,944
Cash	50	59	50
Interest and dividends receivable	206	93	137
Receivable for capital shares issued	162	30	80
Receivable from brokers for investments sold	1,755	—	—
Receivable from Adviser	4	28	—
Net receivable for variation margin on futures contracts	—	2	—
Prepaid expenses	29	10	35
Total Assets	308,556	87,208	396,246
Liabilities:
Payable to brokers for investments purchased	336	193	—
Payable for capital shares redeemed	552	71	96
Payable for return of collateral received	75,623	—	95,192
Accrued expenses and other payables:
Investment advisory fees	141	18	136
Administration fees	3	1	4
Custodian fees	5	7	7
Transfer agent fees	12	6	49
Shareholder service fees — Class A Shares	46	8	2
Shareholder service fees — Class R Shares	—	4	—
12b-1 fees — Class C Shares	1	—	—
12b-1 fees — Class R Shares	2	—	119
Other	24	4	49
Total Liabilities	76,745	312	95,654
NET ASSETS:
Capital	183,280	102,874	151,803
Accumulated undistributed (distributions in excess of) net investment income	179	73	(66)
Net unrealized appreciation from investments and futures	32,003	52,572	96,450
Accumulated net realized gains (losses) from investment transactions and futures	16,349	(68,623)	52,405
Net Assets	$231,811	$86,896	$300,592
Net Assets
Class A Shares	$225,775	$68,152	$10,175
Class C Shares	967	—	—
Class R Shares	5,069	18,744	290,417
Total	$231,811	$86,896	$300,592
Outstanding units of beneficial interest (shares)
Class A Shares	13,956	3,510	338
Class C Shares	60	—	—
Class R Shares	314	967	9,692
Total	14,330	4,477	10,030
Net asset value
Redemption price per share — Class A Shares	$16.18	$19.42	$30.14
Offering and redemption price per share — Class C Shares (a)	$16.08	—	—
Offering and redemption price per share — Class R Shares	$16.16	$19.39	$29.97
Maximum sales charge — Class A Shares	5.75%	5.75%	5.75%
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to nearest cent) — Class A Shares	$17.17	$20.60	$31.98

(a)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

  Statements of Operations
The Victory Portfolios  For the Six Months Ended April 30, 2006

(Amounts in Thousands)  (Unaudited)

	Value Fund	Stock Index Fund	Established Value Fund
Investment Income:
Interest income	$48	$29	$168
Dividend income	1,999	865	2,513
Income from securities lending	15	—	23
Total Income	2,062	894	2,704
Expenses:
Investment advisory fees	823	111	809
Administration fees	97	39	129
Shareholder service fees — Class A Shares	267	53	12
12b-1 fees — Class C Shares	4	—	—
12b-1 fees — Class R Shares	12	23	710
Accounting fees	46	48	41
Custodian fees	29	38	33
Legal and audit fees	44	18	58
Trustees' fees and expenses	16	6	21
Chief Compliance Officer fees and expenses	3	1	4
Transfer agent fees	32	50	152
Registration fees	12	10	10
Printing fees	2	2	6
Other	8	10	11
Total Expenses	1,395	409	1,996
Expenses waived/reimbursed by Adviser	(20)	(80)	(13)
Net Expenses	1,375	329	1,983
Net Investment Income	687	565	721
Realized/Unrealized Gains (Losses) from Investments and Futures:
Net realized gains from investment transactions	23,669	5,040	52,404
Net realized gains from futures transactions	—	135	—
Net change in unrealized appreciation/depreciation from investments and futures	13,780	2,343	(12,556)
Net realized/unrealized gains from investments and futures	37,449	7,518	39,848
Net increase from payments by affiliates for reimbursement of prior year expenses	32	12	42
Change in net assets resulting from operations	$38,168	$8,095	$40,611

See notes to financial statements.

The Victory Portfolios  Statements of Changes in Net Assets

(Amounts in Thousands)

	Value Fund		Stock Index Fund		Established Value Fund
	Six Months Ended April 30, 2006	Year Ended October 31, 2005	Six Months Ended April 30, 2006	Year Ended October 31, 2005	Six Months Ended April 30, 2006	Year Ended October 31, 2005
	(Unaudited)		(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income	$687	$2,000	$565	$1,367	$721	$300
Net realized gains from investment transactions	23,669	36,354	5,040	12,028	52,404	35,474
Net realized gains from futures transactions and written options	—	(745)	135	278	—	—
Net change in unrealized appreciation/depreciation from investments, futures, and written options	13,780	(21,986)	2,343	(5,533)	(12,556)	11,878
Net increase from payments by affiliates for reimbursement of prior year expenses	32	—	12	—	42	—
Change in net assets resulting from operations	38,168	15,623	8,095	8,140	40,611	47,652
Distributions to Shareholders:
From net investment income by class:
Class A Shares	(509)	(2,105)	(451)	(1,160)	(33)	(39)
Class C Shares	—	(2)	—	—	—	—
Class R Shares	(2)	(42)	(97)	(242)	(754)	(325)
From net realized gains from investment transactions	—	—	—	—	(29,617)	(32,724)
Change in net assets from distributions to shareholders	(511)	(2,149)	(548)	(1,402)	(30,404)	(33,088)
Capital Transactions:
Proceeds from shares issued	12,483	14,986	6,669	12,305	8,429	11,980
Dividends reinvested	508	1,969	536	1,180	28,146	29,834
Cost of shares redeemed	(24,071)	(59,981)	(19,283)	(35,408)	(33,427)	(83,506)
Change in net assets from capital transactions	(11,080)	(43,026)	(12,078)	(21,923)	3,148	(41,692)
Change in net assets	26,577	(29,552)	(4,531)	(15,185)	13,355	(27,128)
Net Assets:
Beginning of period	205,234	234,786	91,427	106,612	287,237	314,365
End of period	$231,811	$205,234	$86,896	$91,427	$300,592	$287,237
Share Transactions:
Issued	822	1,117	355	695	295	432
Reinvested	34	146	28	66	1,056	1,146
Redeemed	(1,596)	(4,468)	(1,029)	(1,991)	(1,174)	(3,029)
Change in Shares	(740)	(3,205)	(646)	(1,230)	177	(1,451)
Accumulated undistributed (distributions in excess of) net investment income	$179	$3	$73	$56	$(66)	$—

See notes to financial statements.

The Victory Portfolios  Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Value Fund
	Class A Shares
	Six Months Ended April 30, 2006		Year Ended October 31, 2005	Year Ended October 31, 2004	Year Ended October 31, 2003	Year Ended October 31, 2002	Year Ended October 31, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$13.62		$12.85	$11.41	$9.65	$12.93	$18.06
Investment Activities:
Net investment income	0.05		0.12	0.10	0.10	0.10	0.10
Net realized and unrealized gains (losses) on investments and written options	2.55		0.78	1.45	1.75	(2.04)	(2.58)
Total from Investment Activities	2.60		0.90	1.55	1.85	(1.94)	(2.48)
Distributions
Net investment income	(0.04)		(0.13)	(0.11)	(0.09)	(0.09)	(0.09)
Net realized gains	—		—	—	—	(1.25)	(2.56)
Total Distributions	(0.04)		(0.13)	(0.11)	(0.09)	(1.34)	(2.65)
Net Asset Value, End of Period	$16.18		$13.62	$12.85	$11.41	$9.65	$12.93
Total Return (excludes sales charges)	19.08	%(a)	7.00%	13.70%	19.23%	(17.21)%	(15.61)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$225,775		$199,406	$227,185	$227,586	$319,613	$451,545
Ratio of expenses to average net assets	1.24	%(b)	1.26%	1.25%	1.25%	1.17%	1.15%
Ratio of net investment income to average net assets	0.64	%(b)	0.91%	0.80%	0.95%	0.84%	0.66%
Ratio of expenses to average net assets*	1.24	%(b)	1.29%	(c)	(c)	1.20%	1.21%
Ratio of net investment income to average net assets*	0.64	%(b)	0.88%	(c)	(c)	0.81%	0.60%
Portfolio turnover (d)	52	%(a)	110%	86%	97%	40%	51%

*  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(a)  Not annualized.

(b)  Annualized.

(c)  There were no fee reductions during the period.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

(For a Share Outstanding Throughout Each Period)

	Value Fund
	Class C Shares
	Six Months Ended April 30, 2006		Year Ended October 31, 2005	Year Ended October 31, 2004	March 1, 2003 through October 31, 2003(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$13.56		$12.83	$11.40	$9.13
Investment Activities:
Net investment income (loss)	(0.01)		0.02	0.05	0.06
Net realized and unrealized gains on investments and written options	2.53		0.78	1.44	2.27
Total from Investment Activities	2.52		0.80	1.49	2.33
Distributions
Net investment income	—		(0.07)	(0.06)	(0.06)
Total Distributions	—		(0.07)	(0.06)	(0.06)
Net Asset Value, End of Period	$16.08		$13.56	$12.83	$11.40
Total Return (excludes contingent deferred sales charges)	18.58	%(b)	6.24%	13.13%	25.65	%(b)
Ratios/Supplemental Data:
Net Assets at end of period (000)	$967		$792	$334	$92
Ratio of expenses to average net assets	2.00	%(c)	2.00%	1.75%	1.72	%(c)
Ratio of net investment income (loss) to average net assets	(0.13	)%(c)	(0.08)%	0.36%	0.32	%(c)
Ratio of expenses to average net assets*	2.76	%(c)	3.39%	4.63%	3.74	%(c)
Ratio of net investment loss to average net assets*	(0.89	)%(c)	(1.47)%	(2.52)%	(1.70	)%(c)
Portfolio turnover (d)	52	%(b)	110%	86%	97	%(b)

*  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(a)  Period from commencement of operations.

(b)  Not annualized.

(c)  Annualized.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

(For a Share Outstanding Throughout Each Period)

	Value Fund
	Class R Shares
	Six Months Ended April 30, 2006		Year Ended October 31, 2005	Year Ended October 31, 2004	Year Ended October 31, 2003	Year Ended October 31, 2002	Year Ended October 31, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$13.60		$12.83	$11.39	$9.64	$12.93	$18.06
Investment Activities:
Net investment income	0.02		0.08	0.06	0.06	0.06	0.05
Net realized and unrealized gains (losses) on investments and written options	2.55		0.77	1.45	1.76	(2.04)	(2.57)
Total from Investment Activities	2.57		0.85	1.51	1.82	(1.98)	(2.52)
Distributions
Net investment income	(0.01)		(0.08)	(0.07)	(0.07)	(0.06)	(0.05)
Net realized gains	—		—	—	—	(1.25)	(2.56)
Total Distributions	(0.01)		(0.08)	(0.07)	(0.07)	(1.31)	(2.61)
Net Asset Value, End of Period	$16.16		$13.60	$12.83	$11.39	$9.64	$12.93
Total Return	18.88	%(a)	6.64%	13.32%	19.00%	(17.50)%	(15.87)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$5,069		$5,036	$7,267	$9,398	$10,777	$4,981
Ratio of expenses to average net assets	1.60	%(b)	1.60%	1.50%	1.50%	1.50%	1.49%
Ratio of net investment income to average net assets	0.28	%(b)	0.64%	0.54%	0.70%	0.57%	0.32%
Ratio of expenses to average net assets*	1.87	%(b)	1.78%	1.90%	1.89%	1.91%	1.89%
Ratio of net investment income (loss) to average net assets*	0.01	%(b)	0.46%	0.14%	0.31%	0.16%	(0.08)%
Portfolio turnover (c)	52	%(a)	110%	86%	97%	40%	51%

*  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(a)  Not annualized.

(b)  Annualized.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

(For a Share Outstanding Throughout Each Period)

	Stock Index Fund
	Class A Shares
	Six Months Ended April 30, 2006		Year Ended October 31, 2005	Year Ended October 31, 2004	Year Ended October 31, 2003	Year Ended October 31, 2002	Year Ended October 31, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$17.85		$16.78	$15.59	$13.12	$17.10	$23.72
Investment Activities:
Net investment income	0.12		0.27	0.16	0.13 **	0.14	0.14
Net realized and unrealized gains (losses) on investments and futures	1.57		1.07	1.19	2.49	(2.49)	(6.08)
Total from Investment Activities	1.69		1.34	1.35	2.62	(2.35)	(5.94)
Distributions
Net investment income	(0.12)		(0.27)	(0.16)	(0.15)	(0.14)	(0.14)
Net realized gains	—		—	—	—	(1.49)	(0.54)
Total Distributions	(0.12)		(0.27)	(0.16)	(0.15)	(1.63)	(0.68)
Net Asset Value, End of Period	$19.42		$17.85	$16.78	$15.59	$13.12	$17.10
Total Return (excludes sales charges)	9.48	%(a)	7.98%	8.69%	20.11%	(15.75)%	(25.57)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$68,152		$73,971	$88,330	$89,619	$338,588	$521,754
Ratio of expenses to average net assets	0.70	%(b)	0.70%	0.69%	0.79%	0.66%	0.62%
Ratio of net investment income to average net assets	1.32	%(b)	1.48%	0.96%	0.98%	0.90%	0.72%
Ratio of expenses to average net assets*	0.85	%(b)	0.85%	0.86%	0.96%	0.81%	0.84%
Ratio of net investment income to average net assets*	1.17	%(b)	1.33%	0.79%	0.81%	0.75%	0.50%
Portfolio turnover (c)	4	%(a)	8%	3%	12%	8%	10%

*  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

**  Calculated using average shares for the period.

(a)  Not annualized.

(b)  Annualized.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

(For a Share Outstanding Throughout Each Period)

	Stock Index Fund
	Class R Shares
	Six Months Ended April 30, 2006		Year Ended October 31, 2005	Year Ended October 31, 2004	Year Ended October 31, 2003	Year Ended October 31, 2002	Year Ended October 31, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$17.83		$16.77	$15.57	$13.12	$17.09	$23.72
Investment Activities:
Net investment income	0.10		0.22	0.11	0.09	0.11	0.10
Net realized and unrealized gains (losses) on investments and futures	1.56		1.07	1.21	2.49	(2.49)	(6.09)
Total from Investment Activities	1.66		1.29	1.32	2.58	(2.38)	(5.99)
Distributions
Net investment income	(0.10)		(0.23)	(0.12)	(0.13)	(0.10)	(0.10)
Net realized gains	—		—	—	—	(1.49)	(0.54)
Total Distributions	(0.10)		(0.23)	(0.12)	(0.13)	(1.59)	(0.64)
Net Asset Value, End of Period	$19.39		$17.83	$16.77	$15.57	$13.12	$17.09
Total Return	9.33	%(a)	7.71%	8.50%	19.82%	(15.88)%	(25.79)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$18,744		$17,456	$18,282	$20,526	$18,868	$24,831
Ratio of expenses to average net assets	0.90	%(b)	0.90%	0.94%	0.98%	0.86%	0.84%
Ratio of net investment income to average net assets	1.11	%(b)	1.23%	0.70%	0.71%	0.70%	0.50%
Ratio of expenses to average net assets*	1.18	%(b)	1.17%	1.38%	1.71%	1.58%	1.31%
Ratio of net investment income (loss) to average net assets*	0.83	%(b)	0.96%	0.26%	(0.02)%	(0.02)%	0.03%
Portfolio turnover (c)	4	%(a)	8%	3%	12%	8%	10%

*  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(a)  Not annualized.

(b)  Annualized.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

(For a Share Outstanding Throughout Each Period)

	Established Value Fund
	Class A Shares
	Six Months Ended April 30, 2006		Year Ended October 31, 2005	Year Ended October 31, 2004	Year Ended October 31, 2003	Year Ended October 31, 2002	Year Ended October 31, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$29.31		$27.91	$26.67	$21.28	$26.84	$33.65
Investment Activities:
Net investment income	0.08		0.04	0.09	0.12	0.16	0.17
Net realized and unrealized gains (losses) on investments	3.87		4.32	3.40	5.37	0.07	(4.25)
Total from Investment Activities	3.95		4.36	3.49	5.49	0.23	(4.08)
Distributions
Net investment income	(0.10)		(0.05)	(0.05)	(0.10)	(0.17)	(0.18)
Net realized gains	(3.02)		(2.91)	(2.20)	—	(5.62)	(2.55)
Total Distributions	(3.12)		(2.96)	(2.25)	(0.10)	(5.79)	(2.73)
Net Asset Value, End of Period	$30.14		$29.31	$27.91	$26.67	$21.28	$26.84
Total Return (excludes sales charges)	14.84	%(a)	16.92%	14.17%	25.90%	(0.32)%	(13.07)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$10,175		$7,112	$23,505	$21,370	$35,586	$30,931
Ratio of expenses to average net assets	1.24	%(b)	1.21%	1.11%	1.12%	0.99%	0.99%
Ratio of net investment income to average net assets	0.58	%(b)	0.36%	0.33%	0.57%	0.66%	0.45%
Ratio of expenses to average net assets*	1.25	%(b)	1.27%	1.13%	1.16%	1.06%	1.14%
Ratio of net investment income to average net assets*	0.57	%(b)	0.30%	0.31%	0.53%	0.59%	0.30%
Portfolio turnover (c)	28	%(a)	22%	45%	43%	74%	58%

*  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(a)  Not annualized.

(b)  Annualized.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

(For a Share Outstanding Throughout Each Period)

	Established Value Fund
	Class R Shares
	Six Months Ended April 30, 2006		Year Ended October 31, 2005	Year Ended October 31, 2004	Year Ended October 31, 2003	Year Ended October 31, 2002	Year Ended October 31, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$29.15		$27.80	$26.61	$21.24	$26.80	$33.63
Investment Activities:
Net investment income	0.07		0.02	0.02	0.06	0.07	0.09
Net realized and unrealized gains (losses) on investments	3.85		4.27	3.41	5.38	0.07	(4.26)
Total from Investment Activities	3.92		4.29	3.43	5.44	0.14	(4.17)
Distributions
Net investment income	(0.08)		(0.03)	(0.04)	(0.07)	(0.08)	(0.11)
Net realized gains	(3.02)		(2.91)	(2.20)	—	(5.62)	(2.55)
Total Distributions	(3.10)		(2.94)	(2.24)	(0.07)	(5.70)	(2.66)
Net Asset Value, End of Period	$29.97		$29.15	$27.80	$26.61	$21.24	$26.80
Total Return	14.80	%(a)	16.70%	13.93%	25.69%	(0.67)%	(13.35)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$290,417		$280,125	$290,445	$285,747	$246,200	$301,103
Ratio of expenses to average net assets	1.36	%(b)	1.36%	1.34%	1.35%	1.33%	1.19%
Ratio of net investment income to average net assets	0.49	%(b)	0.09%	0.10%	0.29%	0.33%	0.32%
Ratio of expenses to average net assets*	1.36	%(b)	1.40%	1.37%	1.43%	1.46%	1.35%
Ratio of net investment income to average net assets*	0.49	%(b)	0.05%	0.07%	0.21%	0.20%	0.16%
Portfolio turnover (c)	28	%(a)	22%	45%	43%	74%	58%

*  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(a)  Not annualized.

(b)  Annualized.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Schedules of Investments
Special Value Fund  April 30, 2006

(Amounts in Thousands, Except Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Commercial Paper (5.2%)
Chesham Finance, 4.83%, 5/1/06	$17,429	$17,429
Total Commercial Paper (Cost $17,429)		17,429
Common Stocks (95.8%)
Automotive Parts (1.1%)
BorgWarner, Inc.	58,672	3,563
Banks (3.7%)
Colonial BancGroup, Inc.	161,951	4,199
Compass Bancshares, Inc.	150,244	8,258
		12,457
Beverages (1.3%)
Brown-Forman Corp., Class B	17,003	1,267
Constellation Brands, Inc., Class A (b)	121,198	2,993
		4,260
Casinos & Gaming (3.3%)
Scientific Games Corp., Class A (b) (c)	71,827	2,736
Station Casinos, Inc.	107,885	8,316
		11,052
Chemicals (2.9%)
Celanese Corp., Series A	310,568	6,817
Minerals Technologies, Inc. (c)	48,083	2,751
		9,568
Coal (0.9%)
CONSOL Energy, Inc. (c)	36,898	3,142
Commercial Services (0.6%)
Steiner Leisure Ltd. (b)	49,734	2,145
Computers & Peripherals (0.5%)
Western Digital Corp. (b) (c)	75,806	1,595
Construction (1.1%)
Granite Construction, Inc. (c)	81,078	3,759
Financial & Insurance (1.8%)
Ambac Financial Group, Inc.	72,781	5,994
Financial Services (1.6%)
Ameriprise Financial, Inc.	108,660	5,329
Health Care (1.1%)
Sierra Health Services, Inc. (b) (c)	91,064	3,571
Heavy Machinery (6.9%)
AGCO Corp. (b) (c)	348,793	8,256
Bucyrus International, Inc., Class A (c)	38,455	1,996
Deere & Co. (c)	76,213	6,690
NACCO Industries, Inc., Class A	21,133	3,405
Terex Corp. (b)	32,769	2,836
		23,183

See notes to schedules of investments and notes to financial statements.

The Victory Portfolios  Schedules of Investments — continued
Special Value Fund  April 30, 2006

(Amounts in Thousands, Except Shares)  (Unaudited)

Security Description	Shares	Value
Homebuilders (1.7%)
Lennar Corp., Class A (c)	40,358	$2,217
Pulte Homes, Inc. (c)	94,741	3,538
		5,755
Instruments — Scientific (1.2%)
TriPath Imaging, Inc. (b)	535,637	3,990
Insurance (13.5%)
AmerUs Group Co.	116,569	6,837
Aon Corp. (c)	234,257	9,817
Assurant, Inc. (c)	171,248	8,248
CIGNA Corp.	53,691	5,745
First American Corp.	64,943	2,767
Nationwide Financial Services, Inc. (c)	68,228	2,994
PMI Group, Inc. (c)	162,379	7,493
Stewart Information Services Corp. (c)	21,937	948
		44,849
Leisure & Recreation Products (1.8%)
Brunswick Corp.	155,052	6,081
Manufacturing — Miscellaneous (2.6%)
Freightcar America, Inc. (c)	10,904	729
Harsco Corp.	14,409	1,201
Trinity Industries, Inc. (c)	106,099	6,738
		8,668
Medical Equipment & Supplies (1.2%)
Henry Schein, Inc. (b)	37,408	1,744
Respironics, Inc. (b)	63,578	2,328
		4,072
Mining (3.6%)
Goldcorp, Inc. (c)	205,093	7,203
Pan American Silver Corp. (b) (c)	103,833	2,575
Silver Wheaton Corp. (b)	210,425	2,365
		12,143
Oil & Gas Exploration, Production & Services (9.4%)
Chesapeake Energy Corp. (c)	129,514	4,103
Diamond Offshore Drilling, Inc. (c)	12,628	1,146
ENSCO International, Inc. (c)	236,115	12,631
Newfield Exploration Co. (b)	141,566	6,314
Nexen, Inc. (c)	41,195	2,410
Southwestern Energy Co. (b)	139,976	5,042
		31,646
Oil Marketing & Refining (1.4%)
Western Refining, Inc.	224,841	4,549
Oil — Integrated Companies (2.6%)
Amerada Hess Corp. (c)	60,406	8,654

See notes to schedules of investments and notes to financial statements.

The Victory Portfolios  Schedules of Investments — continued
Special Value Fund  April 30, 2006

(Amounts in Thousands, Except Shares)  (Unaudited)

Security Description	Shares	Value
Oilfield Services & Equipment (0.5%)
Weatherford International Ltd. (b)	32,921	$1,743
Pipelines (1.0%)
National Fuel Gas Co. (c)	96,417	3,206
Primary Metal & Mineral Production (1.5%)
Phelps Dodge Corp. (c)	57,374	4,945
Railroads (1.1%)
CSX Corp.	52,900	3,623
Real Estate Investment Trusts (4.0%)
Health Care Property Investors, Inc. (c)	139,819	3,834
Senior Housing Properties Trust	396,601	6,809
SL Green Realty Corp. (c)	29,189	2,890
		13,533
Restaurants (0.8%)
Panera Bread Co., Class B (b) (c)	38,141	2,829
Retail — Catalog Shopping (1.4%)
Coldwater Creek, Inc. (b) (c)	165,729	4,634
Retail — Discount (3.2%)
TJX Cos., Inc.	443,719	10,707
Retail-Department Stores (2.5%)
Nordstrom, Inc. (c)	214,638	8,227
Semiconductors (3.9%)
Advanced Micro Devices, Inc. (b) (c)	145,927	4,721
Cypress Semiconductor Corp. (b) (c)	315,754	5,418
Freescale Semiconductor, Inc., Class A (b) (c)	45,443	1,437
OmniVision Technologies, Inc. (b) (c)	48,712	1,417
		12,993
Software & Computer Services (0.2%)
Verint Systems, Inc. (b) (c)	25,448	826
Steel (0.9%)
Cleveland-Cliffs, Inc. (c)	36,225	3,100
Telecommunications — Services & Equipment (3.5%)
Harris Corp.	255,379	11,893
Tobacco (2.2%)
UST, Inc. (c)	166,809	7,328
Transportation Services (1.1%)
GATX Corp.	78,448	3,671
Utilities — Electric (0.5%)
Wisconsin Energy Corp.	45,918	1,793
Utilities — Natural Gas (0.3%)
Vectren Corp. (c)	39,660	1,060
Utilities — Water (0.2%)
Aqua America, Inc.	33,016	789

See notes to schedules of investments and notes to financial statements.

The Victory Portfolios  Schedules of Investments — continued
Special Value Fund  April 30, 2006

(Amounts in Thousands, Except Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Wire & Cable Products (1.2%)
General Cable Corp. (b)	132,130	$4,171
Total Common Stocks (Cost $286,694)		321,096
Depositary Receipts (0.7%)
Biotech HOLDRs Trust (c)	12,869	2,246
Total Depositary Receipts (Cost $1,896)		2,246
Investment Companies (0.4%)
iShares Russell Midcap Index Fund	15,367	1,462
Total Investment Companies (Cost $1,181)		1,462
Short-Term Securities Held as Collateral for Securities Lending (31.9%)
Pool of various securities for Victory Funds — footnote 2 (Securities Lending)	$106,959	106,959
Total Short-Term Securities Held as Collateral for Securities Lending		106,959
Total Investments (Cost $414,159) (a) — 134.0%		449,192
Liabilities in excess of other assets — (34.0)%		(113,997)
NET ASSETS — 100.0%		$335,195

See notes to schedules of investments and notes to financial statements.

The Victory Portfolios  Schedules of Investments
Small Company Opportunity Fund  April 30, 2006

(Amounts in Thousands, Except Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Commercial Paper (5.7%)
Beta Finance, Inc., 4.82%, 5/1/06	$1,000	$1,000
Chesham Finance, 4.83%, 5/1/06	8,917	8,917
Total Commercial Paper (Cost $9,917)		9,917
Common Stocks (94.4%)
Advertising (0.7%)
Catalina Marketing Corp. (c)	49,000	1,160
Apparel/Footwear (2.5%)
K-Swiss, Inc., Class A	49,000	1,405
Kellwood Co. (c)	93,000	2,980
		4,385
Automotive Parts (1.5%)
Aftermarket Technology Corp. (b)	50,000	1,275
Superior Industries International, Inc. (c)	70,000	1,317
		2,592
Banks (1.7%)
Corus Bankshares, Inc. (c)	21,700	1,453
Wintrust Financial Corp.	29,000	1,500
		2,953
Building Materials (2.4%)
ABM Industries, Inc. (c)	65,800	1,132
Genlyte Group, Inc. (b)	21,200	1,461
Texas Industries, Inc. (c)	28,000	1,587
		4,180
Business Services (0.7%)
Ritchie Brothers Auctioneers, Inc.	22,000	1,186
Chemicals (3.8%)
CF Industries Holdings, Inc.	132,000	2,284
H.B. Fuller Co.	38,000	1,987
Olin Corp. (c)	62,000	1,274
Pioneer Cos., Inc. (b)	37,000	1,185
		6,730
Coal (0.8%)
Foundation Coal Holdings, Inc. (c)	27,500	1,394
Commercial Services (0.7%)
G & K Services, Inc., Class A	30,000	1,229
Computers & Peripherals (2.4%)
Agilysys, Inc.	49,478	716
Imation Corp.	26,700	1,121
MTS Systems Corp. (c)	29,500	1,321
Park Electrochemical Corp.	34,000	1,053
		4,211

See notes to schedules of investments and notes to financial statements.

The Victory Portfolios  Schedules of Investments — continued
Small Company Opportunity Fund  April 30, 2006

(Amounts in Thousands, Except Shares)  (Unaudited)

Security Description	Shares	Value
Construction (0.8%)
Granite Construction, Inc.	31,900	$1,479
Consulting Services (1.9%)
Maximus, Inc.	49,550	1,726
Watson Wyatt & Co. Holdings (c)	50,000	1,649
		3,375
Consumer Products (0.6%)
CSS Industries, Inc.	33,000	993
Distribution/Wholesale (1.2%)
Owens & Minor, Inc. (c)	29,000	924
United Stationers, Inc. (b) (c)	21,800	1,170
		2,094
Electrical Equipment (1.4%)
Belden CDT, Inc. (c)	77,000	2,410
Electronics (1.8%)
Orbotech Ltd. (b)	48,000	1,220
Technitrol, Inc.	75,400	1,888
		3,108
Engineering (2.4%)
EMCOR Group, Inc. (b)	32,000	1,602
Foster Wheeler Ltd. (b) (c)	37,000	1,649
Michael Baker Corp. (b)	36,000	1,007
		4,258
Financial Services (1.4%)
Piper Jaffray Cos., Inc. (b) (c)	36,000	2,516
Food Processing & Packaging (0.9%)
J & J Snack Foods Corp.	44,800	1,534
Gold Mining (0.9%)
Meridian Gold, Inc. (b)	50,000	1,625
Health Care (2.2%)
AMERIGROUP Corp. (b)	66,000	1,705
Magellan Health Services, Inc. (b)	53,500	2,175
		3,880
Heavy Machinery (2.7%)
Albany International Corp., Class A (c)	38,000	1,486
NACCO Industries, Inc., Class A (c)	9,000	1,450
Terex Corp. (b)	21,500	1,861
		4,797
Home Furnishings (0.9%)
Furniture Brands International, Inc. (c)	68,000	1,564
Instruments — Scientific (1.3%)
Varian, Inc. (b) (c)	30,300	1,311
Woodward Governor Co. (c)	29,600	1,014
		2,325

See notes to schedules of investments and notes to financial statements.

The Victory Portfolios  Schedules of Investments — continued
Small Company Opportunity Fund  April 30, 2006

(Amounts in Thousands, Except Shares)  (Unaudited)

Security Description	Shares	Value
Insurance (7.7%)
Alfa Corp.	78,400	$1,320
AmerUs Group Co.	27,300	1,601
Commerce Group, Inc.	23,200	1,346
Delphi Financial Group, Inc. (c)	29,025	1,521
Infinity Property & Casualty Corp. (c)	36,000	1,614
LandAmerica Financial Group, Inc. (c)	20,000	1,388
Max Re Capital Ltd.	60,000	1,470
National Western Life Insurance Co., Class A	9,150	2,124
Universal American Financial Corp. (b)	69,619	1,026
		13,410
Lasers — Systems and Components (0.9%)
Rofin-Sinar Technologies, Inc. (b)	29,000	1,627
Machine — Diversified (0.6%)
Kennametal, Inc. (c)	18,000	1,113
Manufacturing — Miscellaneous (4.0%)
AptarGroup, Inc.	47,000	2,463
Lancaster Colony Corp.	51,000	2,094
Matthews International Corp. (c)	30,833	1,073
Teleflex, Inc.	21,000	1,370
		7,000
Media (0.7%)
Journal Communications, Inc., Class A	101,000	1,185
Medical Equipment & Supplies (2.5%)
Diagnostic Products Corp. (c)	30,000	1,740
Orthofix International N.V. (b)	26,000	1,055
Vital Signs, Inc.	31,000	1,541
		4,336
Metals — Fabrication (3.8%)
CIRCOR International, Inc.	42,165	1,278
Mueller Industries, Inc. (c)	49,500	1,875
Quanex Corp. (c)	29,175	1,248
Valmont Industries, Inc.	42,000	2,257
		6,658
Office Equipment & Supplies (0.7%)
John H. Harland Co. (c)	28,900	1,198
Oil & Gas Exploration, Production & Services (6.0%)
Cimarex Energy Co.	38,000	1,632
Comstock Resources, Inc. (b) (c)	39,500	1,228
Denbury Resources, Inc. (b)	33,000	1,076
St. Mary Land & Exploration Co. (c)	66,436	2,801
Swift Energy Co. (b) (c)	31,000	1,313
Todco, Class A (c)	30,000	1,376
Whiting Petroleum Corp. (b)	25,000	1,056
		10,482

See notes to schedules of investments and notes to financial statements.

The Victory Portfolios  Schedules of Investments — continued
Small Company Opportunity Fund  April 30, 2006

(Amounts in Thousands, Except Shares)  (Unaudited)

Security Description	Shares	Value
Oil Marketing & Refining (0.8%)
Holly Corp. (c)	18,000	$1,389
Oilfield Services & Equipment (0.8%)
Veritas DGC, Inc. (b)	30,623	1,467
Pharmaceuticals (3.1%)
Alpharma, Inc., Class A	39,000	1,024
Angiotech Pharmaceuticals, Inc. (b)	93,000	1,412
Axcan Pharma, Inc. (b) (c)	87,000	1,168
Medicis Pharmaceutical Corp., Class A (c)	55,000	1,807
		5,411
Pipelines (0.7%)
National Fuel Gas Co. (c)	36,000	1,197
Real Estate Investment Trusts (5.2%)
Annaly Mortgage Management, Inc. (c)	102,000	1,374
Brandywine Realty Trust	47,300	1,339
CBL & Associates Properties, Inc. (c)	32,800	1,312
LaSalle Hotel Properties (c)	27,400	1,198
LTC Properties, Inc.	63,100	1,384
National Health Investors, Inc. (c)	39,600	953
PS Business Parks, Inc.	30,801	1,600
		9,160
Restaurants (2.2%)
IHOP Corp. (c)	27,000	1,294
Jack in the Box, Inc. (b)	33,000	1,380
Lone Star Steakhouse & Saloon, Inc. (c)	44,000	1,199
		3,873
Retail — Apparel/Shoe (0.8%)
The Buckle, Inc.	31,500	1,347
Retail — Specialty Stores (0.8%)
Cato Corp, Class A	59,000	1,335
Retail — Department Stores (0.8%)
Stage Stores, Inc. (c)	43,650	1,364
Semiconductors (4.3%)
ASE Test Ltd. (b) (c)	171,000	1,949
Emulex Corp. (b) (c)	75,000	1,361
Fairchild Semiconductor International, Inc. (b) (c)	112,000	2,315
MKS Instruments, Inc. (b) (c)	80,500	1,922
		7,547
Software & Computer Services (2.5%)
Altiris, Inc. (b) (c)	72,000	1,540
Borland Software Corp. (b)	259,000	1,321
CIBER, Inc. (b)	215,000	1,473
		4,334
Staffing (1.0%)
Heidrick & Struggles International, Inc. (b) (c)	48,000	1,736

See notes to schedules of investments and notes to financial statements.

The Victory Portfolios  Schedules of Investments — continued
Small Company Opportunity Fund  April 30, 2006

(Amounts in Thousands, Except Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Telecommunications (1.4%)
CommScope, Inc. (b) (c)	76,000	$2,512
Toys (0.6%)
JAKKS Pacific, Inc. (b) (c)	47,000	1,065
Transportation Services (0.9%)
Pacer International, Inc. (c)	48,000	1,646
Utilities — Electric (1.8%)
ALLETE, Inc.	42,000	1,964
Cleco Corp. (c)	56,000	1,260
		3,224
Utilities — Natural Gas (0.6%)
Energen Corp.	31,100	1,097
Wire & Cable Products (1.6%)
General Cable Corp. (b)	42,000	1,326
Superior Essex, Inc. (b)	52,000	1,454
		2,780
Total Common Stocks (Cost $126,594)		165,471
Short-Term Securities Held as Collateral for Securities Lending (30.1%)
Pool of various securities for Victory Funds — footnote 2 (Securities Lending)	$52,760	52,760
Total Short-Term Securities Held as Collateral for Securities Lending		52,760
Total Investments (Cost $189,271) (a) — 130.2%		228,148
Liabilities in excess of other assets — (30.2)%		(52,859)
NET ASSETS — 100.0%		$175,289

See notes to schedules of investments and notes to financial statements.

The Victory Portfolios  Schedules of Investments
Focused Growth Fund  April 30, 2006

(Amounts in Thousands, Except Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Commercial Paper (4.2%)
Chesham Finance, 4.83%, 5/1/06	$79	$79
Total Commercial Paper (Cost $79)		79
Common Stocks (90.5%)
Advertising (2.3%)
Getty Images, Inc. (b)	690	44
Brokerage Services (7.6%)
Merrill Lynch & Co., Inc.	1,250	96
optionsXpress Holdings, Inc.	1,530	48
		144
Chemicals — General (5.3%)
Monsanto Co.	1,200	100
Coal (3.3%)
Peabody Energy Corp.	965	62
Computers & Peripherals (9.4%)
Apple Computer, Inc. (b)	1,435	101
EMC Corp. (b)	5,600	76
		177
Financial Services (5.6%)
Chicago Mercantile Exchange Holdings, Inc.	230	105
Health Care (4.1%)
WellPoint, Inc. (b)	1,100	78
Internet Business Services (6.8%)
eBay, Inc. (b)	1,820	63
Google Inc., Class A (b)	160	66
		129
Manufacturing — Miscellaneous (2.3%)
Textron, Inc.	490	44
Oilfield Services & Equipment (5.6%)
National Oilwell Varco, Inc. (b)	1,520	105
Pharmaceuticals (18.8%)
Allergan, Inc.	475	49
Celgene Corp. (b)	4,000	168
Cephalon, Inc. (b)	725	48
Teva Pharmaceutical Industries Ltd.	2,150	87
		352
Real Estate Services (5.5%)
CB Richard Ellis Group, Inc., Class A (b)	1,175	103
Restaurants (2.7%)
Starbucks Corp. (b)	1,330	50

See notes to schedules of investments and notes to financial statements.

The Victory Portfolios  Schedules of Investments — continued
Focused Growth Fund  April 30, 2006

(Amounts in Thousands, Except Shares)  (Unaudited)

Security Description	Shares	Value
Retail — Apparel/Shoe (2.2%)
Urban Outfitters, Inc. (b)	1,820	$42
Semiconductors (4.8%)
MEMC Electronic Materials, Inc. (b)	1,050	43
Texas Instruments, Inc.	1,400	48
		91
Software & Computer Services (4.2%)
Adobe Systems, Inc. (b)	2,025	79
Total Common Stocks (Cost $1,306)		1,705
Total Investments (Cost $1,385) (a) — 94.7%		1,784
Other assets in excess of liabilities — 5.3%		100
NET ASSETS — 100.0%		$1,884

Notes to Schedules of Investments

(a)  Represents cost for financial reporting purposes.

At April 30, 2006, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for income tax purposes, were as follows:

	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Special Value Fund	$416,597	$36,688	$(4,093)	$32,595
Small Company Opportunity Fund	189,304	41,240	(2,396)	38,844
Focused Growth Fund	1,388	420	(24)	396

(b)  Non-income producing securities.

(c)  All or a portion of the security is on loan.

See notes to schedules of investments and notes to financial statements.

  Statements of Assets and Liabilities
The Victory Portfolios  April 30, 2006

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	Special Value Fund	Small Company Opportunity Fund	Focused Growth Fund
ASSETS:
Investments, at value (Cost $414,159; $189,271; $1,385)	$449,192	$228,148	$1,784
Cash	50	50	3
Interest and dividends receivable	338	70	—	(a)
Receivable for capital shares issued	827	30	5
Receivable from brokers for investments sold	13,503	816	124
Receivable from Adviser	—	—	13
Prepaid expenses	72	40	30
Total Assets	463,982	229,154	1,959
LIABILITIES:
Payable to brokers for investments purchased	20,891	276	67
Payable for capital shares redeemed	631	637	—
Payable for return of collateral received	106,959	52,760	—
Accrued expenses and other payables:
Investment advisory fees	201	86	—
Administration fees	5	2	—	(a)
Custodian fees	3	8	1
Accounting fees	—	4	—
Transfer agent fees	—	18	5
Shareholder service fees — Class A Shares	59	16	—	(a)
12b-1 fees — Class C Shares	8	—	1
12b-1 fees — Class R Shares	12	40	—	(a)
Other	18	18	1
Total Liabilities	128,787	53,865	75
NET ASSETS:
Capital	280,235	118,359	1,620
Accumulated undistributed (distributions in excess of) net investment income	107	—	(11)
Net unrealized appreciation from investments	35,033	38,877	399
Accumulated net realized gains (losses) from investment transactions	19,820	18,053	(124)
Net Assets	$335,195	$175,289	$1,884
Net Assets
Class A Shares	$293,863	$77,748	$1,112
Class C Shares	10,603	—	700
Class R Shares	30,729	97,541	72
Total	$335,195	$175,289	$1,884
Outstanding units of beneficial interest (shares)
Class A Shares	17,353	2,518	88
Class C Shares	640	—	56
Class R Shares	1,844	3,228	6
Total	19,837	5,746	150
Net asset value
Redemption price per share — Class A Shares	$16.94	$30.87	$12.65
Offering and redemption price per share — Class C Shares (b)	$16.56	—	$12.42
Offering and redemption price per share — Class R Shares	$16.66	$30.22	$12.58
Maximum sales charge — Class A Shares	5.75%	5.75%	5.75%
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to nearest cent) — Class A Shares	$17.97	$32.75	$13.42

(a)  Rounds to less than $1,000.

(b)  Redemption price per share varies by length of time shares are held.

See notes to financial statements.

  Statements of Operations
The Victory Portfolios  For the Six Months Ended April 30, 2006

(Amounts in Thousands)  (Unaudited)

	Special Value Fund	Small Company Opportunity Fund	Focused Growth Fund
Investment Income:
Interest income	$246	$171	$1
Dividend income	1,846	950	3
Income from securities lending	21	40	—
Total Income	2,113	1,161	4
Expenses:
Investment advisory fees	994	496	7
Administration fees	117	72	1
Shareholder service fees — Class A Shares	300	86	1
12b-1 fees — Class C Shares	28	—	3
12b-1 fees — Class R Shares	47	234	—	(a)
Accounting fees	52	33	31
Custodian fees	43	30	5
Legal and audit fees	52	32	2
Trustees' fees and expenses	18	11	—	(a)
Chief Compliance Officer fees and expenses	3	2	—	(a)
Transfer agent fees	36	76	5
Registration fees	12	11	8
Printing fees	4	2	—
Other	8	6	—	(a)
Total Expenses	1,714	1,091	63
Expenses waived/reimbursed by Adviser	(16)	(7)	(48)
Net Expenses	1,698	1,084	15
Net Investment Income (Loss)	415	77	(11)
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment transactions	20,626	18,085	(72)
Net change in unrealized appreciation/depreciation from investments	14,872	5,481	196
Net increase from payments by affiliates for reimbursement of prior year expenses	45	24	—	(a)
Net realized/unrealized gains from investments	35,498	23,566	124
Change in net assets resulting from operations	$35,958	$23,667	$113

(a)  Rounds to less than $1,000.

See notes to financial statements.

The Victory Portfolios  Statements of Changes in Net Assets

(Amounts in Thousands)

	Special Value Fund		Small Company Opportunity Fund		Focused Growth Fund
	Six Months Ended April 30, 2006	Year Ended October 31, 2005	Six Months Ended April 30, 2006	Year Ended October 31, 2005	Six Months Ended April 30, 2006	Year Ended October 31, 2005
	(Unaudited)		(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$415	$(114)	$77	$95	$(11)	$(10)
Net realized gains (losses) from investment transactions	20,626	20,744	18,085	17,106	(72)	(29)
Net change in unrealized appreciation/depreciation from investments	14,872	9,281	5,481	2,745	196	191
Net increase from payments by affiliates for reimbursement of prior year expenses	45	—	24	—	— (a)	—
Change in net assets resulting from operations	35,958	29,911	23,667	19,946	113	152
Distributions to Shareholders:
From net investment income:
Class A Shares	(293)	(100)	(70)	(121)	—	—
Class C Shares	—	—	—	—	—	—
Class R Shares	(15)	(2)	(7)	(58)	—	—
From net realized gains from investment transactions	(20,281)	(475)	(14,676)	(22,054)	—	—
Change in net assets from distributions to shareholders	(20,589)	(577)	(14,753)	(22,233)	—	—
Capital Transactions:
Proceeds from shares issued	134,533	90,983	14,094	24,193	490	859
Dividends reinvested	19,167	427	13,782	18,740	—	—
Cost of shares redeemed	(33,709)	(27,991)	(18,618)	(31,897)	(310)	(222)
Change in net assets from capital transactions	119,991	63,419	9,258	11,036	180	637
Change in net assets	135,360	92,753	18,172	8,749	293	789
Net Assets:
Beginning of period	199,835	107,082	157,117	148,368	1,591	802
End of period	$335,195	$199,835	$175,289	$157,117	$1,884	$1,591
Share Transactions:
Issued	8,331	6,020	488	852	39	77
Reinvested	1,270	31	519	700	—	—
Redeemed	(2,085)	(1,876)	(657)	(1,133)	(24)	(21)
Change in Shares	7,516	4,175	350	419	15	56
Accumulated undistributed (distributions in excess of) net investment income	$107	$—	$—	$—	$(11)	$—

(a)  Rounds to less than $1,000.

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Special Value Fund
	Class A Shares
	Six Months Ended April 30, 2006		Year Ended October 31, 2005	Year Ended October 31, 2004	Year Ended October 31, 2003	Year Ended October 31, 2002	Year Ended October 31, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$16.24		$13.15	$14.12	$11.44	$12.98	$16.02
Investment Activities:
Net investment income (loss)	0.03		— (a)	0.03	0.06	0.02	0.03
Net realized and unrealized gains (losses) on investments	2.27		3.16	2.05	2.67	(0.13)	(0.60)
Total from Investment Activities	2.30		3.16	2.08	2.73	(0.11)	(0.57)
Distributions
Net investment income	(0.02)		(0.01)	(0.04)	(0.05)	(0.02)	(0.04)
Net realized gains	(1.58)		(0.06)	(3.01)	—	(1.41)	(2.43)
Tax return of capital	—		—	—	—	— (a)	—
Total Distributions	(1.60)		(0.07)	(3.05)	(0.05)	(1.43)	(2.47)
Net Asset Value, End of Period	$16.94		$16.24	$13.15	$14.12	$11.44	$12.98
Total Return (excludes sales charges)	15.43	%(b)	24.13%	14.89%	23.90%	(1.57)%	(3.79)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$293,863		$186,744	$104,324	$187,640	$204,547	$201,734
Ratio of expenses to average net assets	1.24	%(c)	1.30%	1.27%	1.24%	1.26%	1.30%
Ratio of net investment income (loss) to average net assets	0.36	%(c)	(0.06)%	0.19%	0.43%	0.15%	0.22%
Ratio of expenses to average net assets*	1.24	%(c)	1.33%	(d)	(d)	(d)	(d)
Ratio of net investment loss to average net assets*	0.36	%(c)	(0.09)%	(d)	(d)	(d)	(d)
Portfolio turnover (e)	94	%(b)	196%	200%	94%	82%	89%

*  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(a)  Less than $0.01 per share.

(b)  Not annualized.

(c)  Annualized.

(d)  There were no fee reductions during the period.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Special Value Fund
	Class C Shares
	Six Months Ended April 30, 2006		Year Ended October 31, 2005	Year Ended October 31, 2004	March 1, 2003 through October 31, 2003 (a)
	(Unaudited)
Net Asset Value, Beginning of Period	$15.95		$13.01	$14.08	$11.21
Investment Activities:
Net investment income (loss)	(0.03)		(0.06)	(0.08)**	0.01
Net realized and unrealized gains on investments	2.22		3.06	2.04	2.88
Total from Investment Activities	2.19		3.00	1.96	2.89
Distributions
Net investment income	—		—	(0.02)	(0.02)
Net realized gains	(1.58)		(0.06)	(3.01)	—
Total Distributions	(1.58)		(0.06)	(3.03)	(0.02)
Net Asset Value, End of Period	$16.56		$15.95	$13.01	$14.08
Total Return (excludes contingent deferred sales charges)	15.00	%(b)	23.12%	14.02%	25.84	%(b)
Ratios/Supplemental Data:
Net Assets at end of period (000)	$10,603		$2,331	$440	$314
Ratio of expenses to average net assets	2.11	%(c)	2.10%	1.95%	1.95	%(c)
Ratio of net investment loss to average net assets	(0.57	)%(c)	(0.84)%	(0.51)%	(0.26	)%(c)
Ratio of expenses to average net assets*	2.17	%(c)	3.16%	3.97%	2.60	%(c)
Ratio of net investment loss to average net assets*	(0.63	)%(c)	(1.90)%	(2.53)%	(0.91	)%(c)
Portfolio turnover (d)	94	%(b)	196%	200%	94	%(b)

*  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

**  Calculated using average shares for the period.

(a)  Period from commencement of operations.

(b)  Not annualized.

(c)  Annualized.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Special Value Fund
	Class R Shares
	Six Months Ended April 30, 2006		Year Ended October 31, 2005	Year Ended October 31, 2004	Year Ended October 31, 2003	Year Ended October 31, 2002	Year Ended October 31, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$16.02		$13.00	$14.02	$11.37	$12.93	$15.97
Investment Activities:
Net investment income (loss)	—	(a)	(0.02)	(0.02)**	0.01	(0.01)	(0.02)**
Net realized and unrealized gains (losses) on investments	2.23		3.11	2.03	2.66	(0.14)	(0.58)
Total from Investment Activities	2.23		3.09	2.01	2.67	(0.15)	(0.60)
Distributions
Net investment income	(0.01)		(0.01)	(0.02)	(0.02)	— (a)	(0.01)
Net realized gains	(1.58)		(0.06)	(3.01)	—	(1.41)	(2.43)
Total Distributions	(1.59)		(0.07)	(3.03)	0.02	(1.41)	(2.44)
Net Asset Value, End of Period	$16.66		$16.02	$13.00	$14.02	$11.37	$12.93
Total Return	15.20	%(b)	23.83%	14.50%	23.50%	(1.90)%	(3.99)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$30,729		$10,760	$2,318	$2,039	$1,646	$674
Ratio of expenses to average net assets	1.54	%(c)	1.60%	1.60%	1.60%	1.60%	1.60%
Ratio of net investment income (loss) to average net assets	0.01	%(c)	(0.35)%	(0.14)%	0.05%	(0.19)%	(0.16)%
Ratio of expenses to average net assets*	1.54	%(c)	1.74%	2.80%	3.16%	3.67%	5.34%
Ratio of net investment income (loss) to average net assets*	0.01	%(c)	(0.49)%	(1.34)%	(1.51)%	(2.26)%	(3.90)%
Portfolio turnover (d)	94	%(b)	196%	200%	94%	82%	89%

*  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

**  Calculated using average shares for the period.

(a)  Less than $0.01 per share.

(b)  Not annualized.

(c)  Annualized.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

(For a Share Outstanding Throughout Each Period)

	Small Company Opportunity Fund
	Class A Shares
	Six Months Ended April 30, 2006		Year Ended October 31, 2005	Year Ended October 31, 2004	Year Ended October 31, 2003	Year Ended October 31, 2002	Year Ended October 31, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$29.44		$30.09	$26.39	$20.99	$22.92	$26.34
Investment Activities:
Net investment income	0.04		0.07	0.04	0.04	0.09	0.07
Net realized and unrealized gains (losses) on investments	4.15		3.74	5.11	5.39	0.04	(2.09)
Total from Investment Activities	4.19		3.81	5.15	5.43	0.13	(2.02)
Distributions
Net investment income	(0.03)		(0.06)	(0.05)	(0.03)	(0.01)	(0.03)
Net realized gains	(2.73)		(4.40)	(1.40)	—	(2.05)	(1.37)
Total Distributions	(2.76)		(4.46)	(1.45)	(0.03)	(2.06)	(1.40)
Net Asset Value, End of Period	$30.87		$29.44	$30.09	$26.39	$20.99	$22.92
Total Return (excludes sales charges)	15.63	%(a)	13.96%	20.50%	25.91%	0.29%	(8.01)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$77,748		$64,797	$52,169	$42,933	$43,769	$36,312
Ratio of expenses to average net assets	1.13	%(b)	1.15%	1.15%	1.14%	1.09%	0.96%
Ratio of net investment income to average net assets	0.30	%(b)	0.25%	0.16%	0.16%	0.34%	0.30%
Ratio of expenses to average net assets*	1.13	%(b)	1.18%	1.20%	1.22%	1.17%	1.18%
Ratio of net investment income to average net assets*	0.30	%(b)	0.28%	0.11%	0.08%	0.26%	0.08%
Portfolio turnover (c)	41	%(a)	62%	68%	49%	60%	58%

*  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(a)  Not annualized.

(b)  Annualized.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Small Company Opportunity Fund
	Class R Shares
	Six Months Ended April 30, 2006		Year Ended October 31, 2005	Year Ended October 31, 2004	Year Ended October 31, 2003	Year Ended October 31, 2002	Year Ended October 31, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$28.90		$29.66	$26.06	$20.77	$22.80	$26.26
Investment Activities:
Net investment loss	(0.01)		(0.02)	(0.01)	(0.02)	(0.05)	(0.01)
Net realized and unrealized gains (losses) on investments	4.06		3.68	5.03	5.33	0.07	(2.08)
Total from Investment Activities	4.05		3.66	5.02	5.31	0.02	(2.09)
Distributions
Net investment income	—	(a)	(0.02)	(0.02)	(0.02)	—	— (a)
Net realized gains	(2.73)		(4.40)	(1.40)	—	(2.05)	(1.37)
Total Distributions	(2.73)		(4.42)	(1.42)	(0.02)	(2.05)	(1.37)
Net Asset Value, End of Period	$30.22		$28.90	$29.66	$26.06	$20.77	$22.80
Total Return	15.43	%(b)	13.61%	20.26%	25.59%	(0.21)%	(8.32)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$97,541		$92,320	$95,653	$85,037	$70,481	$81,815
Ratio of expenses to average net assets	1.48	%(c)	1.45%	1.35%	1.38%	1.61%	1.31%
Ratio of net investment loss to average net assets	(0.05	)%(c)	(0.06)%	(0.04)%	(0.09)%	(0.20)%	(0.05)%
Ratio of expenses to average net assets*	1.48	%(c)	1.53%	1.54%	1.64%	1.70%	1.52%
Ratio of net investment loss to average net assets*	(0.05	)%(c)	(0.14)%	(0.23)%	(0.35)%	(0.29)%	(0.26)%
Portfolio turnover (d)	41	%(b)	62%	68%	49%	60%	58%

*  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(a)  Less than $0.01 per share.

(b)  Not annualized.

(c)  Annualized.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Focused Growth Fund
	Class A Shares
	Six Months Ended April 30, 2006		Year Ended October 31, 2005	December 31, 2003 through October 31, 2004 (a)
	(Unaudited)
Net Asset Value, Beginning of Period	$11.81		$10.19	$10.00
Investment Activities:
Net investment loss	(0.06)		(0.07)	(0.04)
Net realized and unrealized gains on investments	0.90		1.69	0.23
Total from Investment Activities	0.84		1.62	0.19
Net Asset Value, End of Period	$12.65		$11.81	$10.19
Total Return (excludes sales charges)	7.11	%(b)	15.90%	1.90	%(b)
Ratios/Supplemental Data:
Net Assets at end of period (000)	$1,112		$968	$731
Ratio of expenses to average net assets	1.40	%(c)	1.32%	1.15	%(c)
Ratio of net investment loss to average net assets	(0.97	)%(c)	(0.77)%	(0.68	)%(c)
Ratio of expenses to average net assets*	6.76	%(c)	11.36%	14.35	%(c)
Ratio of net investment loss to average net assets*	(6.33	)%(c)	(10.81)%	(13.88	)%(c)
Portfolio turnover (d)	35	%(b)	58%	26	%(b)

*  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(a)  Period from commencement of operations.

(b)  Not annualized.

(c)  Annualized.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Focused Growth Fund
	Class C Shares
	Six Months Ended April 30, 2006		Year Ended October 31, 2005	December 31, 2003 through October 31, 2004 (a)
	(Unaudited)
Net Asset Value, Beginning of Period	$11.64		$10.11	$10.00
Investment Activities:
Net investment loss	(0.10)		(0.08)	(0.12)
Net realized and unrealized gains on investments	0.88		1.61	0.23
Total from Investment Activities	0.78		1.53	0.11
Net Asset Value, End of Period	$12.42		$11.64	$10.11
Total Return (excludes contingent deferred sales charges)	6.70	%(b)	15.13%	1.10	%b)
Ratios/Supplemental Data:
Net Assets at end of period (000)	$700		$548	$34
Ratio of expenses to average net assets	2.10	%(c)	2.09%	1.90	%(c)
Ratio of net investment loss to average net assets	(1.68	)%(c)	(1.61)%	(1.43	)%(c)
Ratio of expenses to average net assets*	7.02	%(c)	13.55%	28.56	%(c)
Ratio of net investment loss to average net assets*	(6.60	)%(c)	(13.07)%	(28.09	)%(c)
Portfolio turnover (d)	35	%(b)	58%	26	%(b)

*  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(a)  Period from commencement of operations.

(b)  Not annualized.

(c)  Annualized.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Focused Growth Fund
	Class R Shares
	Six Months Ended April 30, 2006		Year Ended October 31, 2005	December 31, 2003 through October 31, 2004 (a)
	(Unaudited)
Net Asset Value, Beginning of Period	$11.76		$10.17	$10.00
Investment Activities:
Net investment loss	(0.09)		(0.08)	(0.07)
Net realized and unrealized gains on investments	0.91		1.67	0.24
Total from Investment Activities	0.82		1.59	0.17
Net Asset Value, End of Period	$12.58		$11.76	$10.17
Total Return	6.97	%(b)	15.63%	1.70	%(b)
Ratios/Supplemental Data:
Net Assets at end of period (000)	$72		$75	$37
Ratio of expenses to average net assets	1.65	%(c)	1.58%	1.40	%(c)
Ratio of net investment loss to average net assets	(1.20	)%(c)	(1.05)%	(0.93	)%(c)
Ratio of expenses to average net assets*	9.87	%(c)	26.87%	27.47	%(c)
Ratio of net investment loss to average net assets*	(9.42	)%(c)	(26.34)%	(27.00	)%(c)
Portfolio turnover (d)	35	%(b)	58%	26	%(b)

*  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(a)  Period from commencement of operations.

(b)  Not annualized.

(c)  Annualized.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Schedules of Investments
Balanced Fund  April 30, 2006

(Amounts in thousands)  (Unaudited)

Security Description	Principal Amount	Value
Collateralized Mortgage Obligations (9.4%)
Adjustable Rate Mortgage Trust, Series, 2005-12, Class 2A1, 5.75%, 3/25/36	$89	$88
Banc of America Commercial Mortgage, Inc., Series 2005-2, Class A4, 4.78%, 7/10/43(e)	149	143
Bear Stearns Commercial Mortgage Securities, Series 2003-PWR2, Class A4, 5.19%, 5/11/39	101	98
Bear Stearns Commercial Mortgage Securities, Series 2004-PWR3, Class A2, 3.87%, 2/11/41	207	198
Bear Stearns Commercial Mortgage Securities, Series 2004-T16, Class A6, 4.75%, 2/13/46	100	93
Chase Manhattan Bank-First Union National, Series 1999-1, Class A2, 7.44%, 8/15/31	155	164
Chase Mortgage Finance Corp., Series 2005-A1, Class M, 5.32%*, 12/25/35	270	261
Chase Mortgage Finance Corp., Series 2005-A2, Class M, 5.46%*, 1/25/36	255	247
Chaseflex Trust, Series 2005-2, Class 4A3, 6.00%*, 5/25/20	291	293
Citigroup Mortgage Loan Trust, Inc., Series 2005-8, Class 1A4A, 5.61%*, 10/25/35	198	194
Commercial Mortgage Acceptance Corp., Series 1998-C2, Class A3, 6.04%, 9/15/30	195	197
Countrywide Alternative Loan Trust, Series 2005-47CB, Class A7, 5.50%, 10/25/35	235	232
Countrywide Home Loans, Series 2005-22, Class M, 5.41%*, 11/25/35	225	216
Countrywide Home Loans, Series 2005-HYB9, Class 3A1A, 5.31%*, 2/20/36	199	196
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A3, 6.38%, 12/18/35	155	160
DLJ Commercial Mortgage Corp., Series 1999-CG2, Class A1B, 7.30%, 6/10/32 (e)	322	338
Federal Home Loan Mortgage Corp., Structured Pass Through Securities, Series T-42, Class A5, 7.50%, 2/25/42	272	281
Federal National Mortgage Association, Grantor Trust, Series 2002-T16, Class A3, 7.50%, 7/25/42	166	171
GE Capital Commercial Mortgage Corp., Series 2002-1A, Class A2, 5.99%, 12/10/35	232	236
GE Capital Commercial Mortgage Corp., Series 2003-C2, Class A2, 4.17%, 7/10/37	310	301
Greenwich Capital Commerical Funding Corp., Series 2005-GG3, Class A2, 4.31%, 8/10/42	125	121
GS Mortgage Securites Corp. II, Series 2006-GG6, Class A4, 5.55%, 4/10/38	103	102
GSR Mortgage Loan Trust, Series 2004-10F, Class 6A1, 5.00%, 9/25/34	281	264
Indymac Index Mortgage Loan Trust, Series 2005-AR9, Class B1, 5.50%*, 7/25/35	237	233
J.P. Morgan Alternative Loan Trust, Series 2005-S1, Class B1, 6.15%*, 12/25/35	214	208
J.P. Morgan Chase Commercial Mortgage Security Corp., Series 2005-LDP3, Class AJ, 5.11%*, 8/15/42	125	118
J.P. Morgan Chase Commercial Mortgage, Series 2001-CIB3, Class A3, 6.47%, 11/15/35	261	272
J.P. Morgan Chase Commercial Mortgage, Series 2004-CBX, Class A5, 4.65%, 1/12/37	140	133
J.P. Morgan Chase Commercial Mortgage, Series 2005-LDP4, Class AM, 5.00%, 10/15/42	115	109

See notes to schedules of investments and notes to financial statements.

The Victory Portfolios  Schedules of Investments — continued
Balanced Fund  April 30, 2006

(Amounts in thousands, except shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
J.P. Morgan Mortgage Trust, Series 2005-A1, Class IB1, 4.92%*, 2/25/35	$281	$268
J.P. Morgan Mortgage Trust, Series 2005-A2, Class B1, 4.74%*, 4/25/35	361	344
J.P. Morgan Mortgage Trust, Series 2005-A3, Class 1B1, 4.99%, 6/25/35	286	274
J.P. Morgan Mortgage Trust, Series 2005-A3, Class 7CA1, 5.14%*, 6/25/35	195	192
J.P. Morgan Mortgage Trust, Series 2005-A4, Class B1, 5.20%*, 7/25/35	209	202
J.P. Morgan Mortgage Trust, Series 2005-A6, Class 1B1, 5.18%*, 9/25/35	309	297
J.P. Morgan Mortgage Trust, Series 2005-A6, Class 3A2, 5.29%*, 9/25/35	190	186
J.P. Morgan Mortgage Trust, Series 2005-A8, Class B1, 5.17%*, 11/25/35	345	331
J.P. Morgan Mortgage Trust, Series 2006-A1, Class B1, 5.43%*, 2/25/36	135	131
J.P. Morgan Mortgage Trust, Series 2006-A2, Class IB1, 5.69%*, 4/25/36	240	236
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A2, 7.95%, 5/15/25	85	92
LB-UBS Commercial Mortgage Trust, Series 2004-C7, Class A3, 4.24%, 10/15/29	100	95
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class A4, 4.95%, 9/15/40	157	149
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A3, 5.65%*, 11/15/30	345	343
Morgan Stanley Capital I, Series 2003-T11, Class A2, 4.34%, 6/13/41	103	100
Morgan Stanley Dean Witter Capital I, Series 2002-HQ, Class A3, 6.51%, 4/15/34	155	162
Morgan Stanley Mortgage Loan Trust, Series 2005-4, Class 2A1, 6.20%*, 8/25/35	187	186
Morgan Stanley Mortgage Loan Trust, Series 2005-6AR, Class B1, 5.63%, 11/25/35	205	200
Morgan Stanley Mortgage Loan Trust, Series 2005-7, Class 2A1, 5.61%, 11/25/35	270	266
Morgan Stanley Mortgage Loan Trust, Series 2005-9AR, Class 3A1, 5.60%, 12/25/35	239	236
Morgan Stanley Mortgage Loan Trust, Series 2006-2, Class 4A, 6.00%, 2/25/36	294	291
Morgan Stanley Mortgage Loan Trust, Series 2006-2, Class 6A, 6.50%, 2/25/36	266	269
Morgan Stanley Mortgage Trust, Series 2005-5AR, Class 4A1, 5.54%*, 9/25/35	245	242
PNC Mortgage Acceptance Corp., Series 1999 - CM1, Class A1B, 7.33%, 12/10/32	193	203
Residential Accredit Loans, Inc., Series 2006-QS2, Class 1M1, 6.00%, 2/25/36	210	202
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-4, Class B1, 4.42%*, 4/25/34	262	257
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-1, Class 8A1, 5.95%*, 2/25/36	229	228
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-2, Class 5A1, 6.00%, 3/25/36	220	220
Structured Asset Securities Corp., Series 2005-17, Class 5A1, 5.50%, 10/25/35	155	150
Wachovia Mortgage Loan Trust, LLC., Series 2005-B, Class 4A1, 5.45%, 10/20/35	250	245
Total Collateralized Mortgage Obligations (Cost $12,558)		12,264
Commercial Paper (2.2%)
Chesham Finance, 4.83%, 5/1/06	2,823	2,823
Total Commercial Paper (Cost $2,823)		2,823
Common Stocks (66.0%)
Aluminum (1.0%)
Alcoa, Inc.	39,800	1,344

See notes to schedules of investments and notes to financial statements.

The Victory Portfolios  Schedules of Investments — continued
Balanced Fund  April 30, 2006

(Amounts in thousands, except shares)  (Unaudited)

Security Description	Shares	Value
Apparel — Footwear (0.2%)
Nike, Inc., Class B (c)	3,799	$311
Banks (2.2%)
Bank of America Corp.	47,200	2,356
North Fork Bancorporation, Inc.	17,300	521
		2,877
Biotechnology (2.8%)
Amgen, Inc. (b) (c)	54,400	3,683
Brokerage Services (1.4%)
Merrill Lynch & Co., Inc. (c)	24,200	1,845
Chemicals — General (0.7%)
PPG Industries, Inc.	14,100	946
Computers & Peripherals (3.6%)
Dell, Inc. (b)	43,000	1,127
International Business Machines Corp.	43,000	3,540
		4,667
Cosmetics & Toiletries (2.0%)
Procter & Gamble Co.	45,600	2,654
Electronics (3.6%)
General Electric Co.	118,400	4,096
Koninklijke (Royal) Philips Electronics N.V., ADR	17,900	617
		4,713
Engineering (1.7%)
ABB Ltd., ADR (b)	158,200	2,250
Entertainment (1.4%)
The Walt Disney Co. (c)	64,600	1,806
Financial Services (3.8%)
Ambac Financial Group, Inc.	1,430	118
American Express Co. (c)	24,800	1,334
Capital One Financial Corp. (c)	8,000	693
Marsh & McLennan Cos., Inc. (c)	40,100	1,230
Morgan Stanley	23,423	1,506
		4,881
Forest Products — Lumber & Paper (0.7%)
Weyerhaeuser Co.	12,600	888
Health Care (2.4%)
McKesson Corp.	13,000	632
Medtronic, Inc. (c)	49,300	2,471
		3,103
Heavy Machinery (3.2%)
Caterpillar, Inc.	25,600	1,939
Deere & Co.	24,500	2,151
		4,090

See notes to schedules of investments and notes to financial statements.

The Victory Portfolios  Schedules of Investments — continued
Balanced Fund  April 30, 2006

(Amounts in thousands, except shares)  (Unaudited)

Security Description	Shares	Value
Hotels & Motels (0.4%)
Starwood Hotels & Resorts Worldwide, Inc.	8,900	$511
Insurance (3.2%)
American International Group, Inc.	46,330	3,022
CIGNA Corp.	6,100	653
Genworth Financial, Inc., Class A (c)	13,300	442
		4,117
Internet Security (0.3%)
Symantec Corp. (b)	23,800	390
Internet Service Provider (1.2%)
Yahoo, Inc. (b) (c)	45,600	1,495
Manufacturing — Miscellaneous (3.0%)
Honeywell International, Inc.	41,200	1,751
Pentair, Inc.	5,000	191
Siemens AG, ADR	20,100	1,903
		3,845
Medical Services (0.5%)
Medco Health Solutions, Inc. (b)	12,300	655
Mining (2.6%)
Newmont Mining Corp. (c)	58,800	3,432
Oil & Gas Exploration, Production & Services (2.5%)
Canadian Natural Resources Ltd.	7,800	470
Chesapeake Energy Corp. (c)	16,800	532
Transocean, Inc. (b) (c)	28,100	2,278
		3,280
Oil — Integrated Companies (1.0%)
Amerada Hess Corp. (c)	9,200	1,318
Oilfield Services & Equipment (4.5%)
Halliburton Co.	56,900	4,446
Weatherford International Ltd. (b) (c)	25,800	1,366
		5,812
Pharmaceuticals (2.3%)
Novartis AG, ADR	24,400	1,403
Pfizer, Inc.	63,124	1,599
		3,002
Railroads (0.2%)
Union Pacific Corp.	2,538	231
Real Estate Investment Trust (0.7%)
Equity Office Properties Trust (c)	29,487	952
Retail — Specialty Stores (1.4%)
Tiffany & Co. (c)	34,700	1,210
TJX Cos., Inc.	27,500	664
		1,874

See notes to schedules of investments and notes to financial statements.

The Victory Portfolios  Schedules of Investments — continued
Balanced Fund  April 30, 2006

(Amounts in thousands, except shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Semiconductors (0.7%)
Freescale Semiconductor Inc. (b)	$4,600	$146
Maxim Integrated Products, Inc. (c)	19,800	698
		844
Software & Computer Services (5.2%)
First Data Corp.	37,000	1,765
Microsoft Corp.	88,800	2,145
Oracle Corp. (b)	194,100	2,832
		6,742
Telecommunications — Services & Equipment (2.5%)
Nokia Corp., ADR	142,400	3,227
Tobacco & Tobacco Products (0.7%)
UST, Inc. (c)	20,100	883
Transportation Services (1.3%)
United Parcel Service, Inc., Class B (c)	20,300	1,646
Utilities — Telecommunications (1.1%)
Sprint Corp.	58,400	1,448
Total Common Stocks (Cost $73,571)		85,762
Corporate Bonds (8.5%)
Aerospace & Defense (0.0%)
General Dynamics Corp., 4.50%, 8/15/10	19	18
Raytheon Co., 6.15%, 11/1/08 (c)	19	20
		38
Aluminum (0.1%)
Alcoa, Inc., 5.38%, 1/15/13 (c)	101	99
Automotive (0.1%)
DaimlerChrysler NA Holding Corp., 4.05%, 6/4/08	66	64
DaimlerChrysler NA Holding Corp., 7.30%, 1/15/12	22	23
DaimlerChrysler NA Holding Corp., 8.50%, 1/18/31	37	43
		130
Banks (0.8%)
Asian Development Bank, 4.50%, 9/4/12, MTN	35	34
European Investment Bank, 3.38%, 3/16/09	62	59
European Investment Bank, 4.63%, 5/15/14	20	19
Fifth Third Bancorp., 4.50%, 6/1/18	73	64
Inter-American Development Bank, 3.38%, 3/17/08	92	89
Inter-American Development Bank, 4.50%, 9/15/14	30	28
Inter-American Development Bank, 7.00%, 6/15/25	11	13
International Bank Recon & Development, 7.63%, 1/19/23	15	18
J.P. Morgan Chase & Co., 5.25%, 5/30/07 (c)	78	78
J.P. Morgan Chase Capital XV, 5.88%, 3/15/35	64	58
PNC Funding Corp, 4.20%, 3/10/08	100	98
Wachovia Capital Trust III, 5.80%*, 3/15/42, Callable 3/15/11 @ 100	205	200
Wachovia Corp., 3.63%, 2/17/09	102	97

See notes to schedules of investments and notes to financial statements.

The Victory Portfolios  Schedules of Investments — continued
Balanced Fund  April 30, 2006

(Amounts in thousands, except shares)  (Unaudited)

Security Description	Principal Amount	Value
Wachovia Corp., 5.25%, 8/1/14	$10	$10
Wells Fargo Co., 3.50%, 4/4/08	102	99
Wells Fargo Co., 5.13%, 9/15/16	88	83
		1,047
Beverages (0.1%)
Anheuser-Busch Cos., Inc., 9.00%, 12/1/09	1	1
Anheuser-Busch Cos., Inc., 5.05%, 10/15/16	15	14
Coca-Cola Enterprises, 8.50%, 2/1/12	17	19
Coca-Cola Enterprises, 8.50%, 2/1/22	30	38
Coca-Cola Enterprises, Inc., 5.75%, 11/1/08	34	34
Pepsi Bottling Group, Inc., 7.00%, 3/1/29 (c)	20	22
		128
Chemicals (0.0%)
E.I. Du Pont de Nemours, 6.75%, 9/1/07	19	19
Eastman Chemical, 7.60%, 2/1/27	11	12
		31
Computers & Peripherals (0.1%)
Hewlett-Packard Co., 6.50%, 7/1/12 (c)	50	52
International Business Machines Corp., 5.38%, 2/1/09	15	15
		67
Consumer Products (0.0%)
Kimberly-Clark Corp., 5.00%, 8/15/13	30	29
Procter & Gamble Co., 4.30%, 8/15/08 (c)	31	31
		60
Distribution/Wholesale (0.2%)
Owens & Minor, Inc., 6.35%, 4/15/16	258	256
Electronics (0.1%)
General Electric Co., 5.00%, 2/1/13	75	73
Financial Services (2.1%)
American General Finance, 3.88%, 10/1/09, MTN	53	50
Boeing Capital Corp., 5.80%, 1/15/13	28	28
CIT Group, Inc., 7.38%, 4/2/07	48	49
CIT Group, Inc., 5.75%, 9/25/07	112	113
CIT Group, Inc., 4.75%, 12/15/10, MTN	20	19
CIT Group, Inc., 7.75%, 4/2/12	43	47
CIT Group, Inc., 5.40%, 3/7/13	325	316
Citigroup, Inc., 3.50%, 2/1/08	102	99
Countrywide Home Loan, 4.13%, 9/15/09, MTN	36	34
Credit Suisse First Boston USA, Inc., 4.70%, 6/1/09	99	97
General Electric Capital Corp., 5.00%, 6/15/07, MTN	30	30
General Electric Capital Corp., 4.25%, 12/1/10, MTN	15	14
General Electric Capital Corp., 6.00%, 6/15/12, MTN	47	48
Goldman Sachs Capital I, 6.35%, 2/15/34	33	32
Goldman Sachs Group Inc., 6.45%, 5/1/36	320	317
Goldman Sachs Group, Inc., 4.13%, 1/15/08	96	94
Goldman Sachs Group, Inc., 6.88%, 1/15/11	27	28

See notes to schedules of investments and notes to financial statements.

The Victory Portfolios  Schedules of Investments — continued
Balanced Fund  April 30, 2006

(Amounts in thousands, except shares)  (Unaudited)

Security Description	Principal Amount	Value
Goldman Sachs Group, Inc., 6.60%, 1/15/12	$87	$91
HSBC Finance Corp., 4.13%, 11/16/09	36	34
HSBC Finance Corp., 6.75%, 5/15/11	32	34
HSBC Finance Corp., 4.75%, 7/15/13	86	81
International Lease Finance Corp., 6.38%, 3/15/09	81	83
Lehman Brothers Holdings, Inc., 7.88%, 8/15/10	35	38
Merrill Lynch & Co., Inc., 6.00%, 2/17/09	59	60
Merrill Lynch & Co., Inc., 5.00%, 1/15/15, MTN (c)	70	66
Merrill Lynch & Co., Inc., 6.88%, 11/15/18	29	31
Morgan Stanley, 4.25%, 5/15/10 (c)	51	49
Nuveen Investments, 5.50%, 9/15/15	258	244
Residential Capital Corp., 6.38%, 6/30/10	265	264
SLM Corp., 5.00%, 10/1/13, MTN	50	47
Toyota Motor Credit Corp., 4.25%, 3/15/10	25	24
Unilever Capital Corp., 5.90%, 11/15/32	23	22
Verizon Global Funding Corp, 4.00%, 1/15/08	51	50
Verizon Global Funding Corp., 6.13%, 6/15/07	44	44
		2,677
Food Processing & Packaging (0.1%)
Kellogg Co., 6.60%, 4/1/11	14	15
Kellogg Co., 7.45%, 4/1/31	45	51
Kraft Foods, Inc., 4.13%, 11/12/09	20	19
		85
Food — Distributors, Supermarkets, & Wholesalers (0.0%)
Kroger Co., 7.50%, 4/1/31	17	18
Safeway, Inc., 7.50%, 9/15/09	32	34
		52
Forest Products — Lumber & Paper (0.0%)
Weyerhaeuser Co., 6.75%, 3/15/12 (c)	14	14
Weyerhaeuser Co., 7.38%, 3/15/32	17	18
		32
Governments — Foreign (0.6%)
Province of Ontario, 3.35%, 7/16/07	20	20
Province of Ontario, 5.50%, 10/1/08	50	50
Province of Ontario, 5.13%, 7/17/12 (c)	29	28
Province of Quebec, 5.75%, 2/15/09	19	19
Province of Quebec, 4.88%, 5/5/14	45	43
Province of Quebec, 7.50%, 9/15/29	35	42
Republic of Italy, 3.63%, 9/14/07	95	93
Republic of Italy, 4.00%, 6/16/08	75	73
Republic of Italy, 4.50%, 1/21/15	75	70
Republic of Italy, 6.88%, 9/27/23	36	40
United Mexican States, 9.88%, 2/1/10	58	66
United Mexican States, 6.38%, 1/16/13, MTN	101	102
United Mexican States, 8.30%, 8/15/31, MTN	68	81
		727

See notes to schedules of investments and notes to financial statements.

The Victory Portfolios  Schedules of Investments — continued
Balanced Fund  April 30, 2006

(Amounts in thousands, except shares)  (Unaudited)

Security Description	Principal Amount	Value
Insurance (0.3%)
Allstate Life Global Funding Trust, 4.50%, 5/29/09, MTN (c)	$30	$29
Marsh & Mclennan Cos., Inc., 5.75%, 9/15/15	31	30
Metlife, Inc., 5.70%, 6/15/35	20	18
Phoenix Cos, 6.68%, 2/16/08	265	267
		344
Manufacturing — Miscellaneous (0.3%)
Tyco International Group SA, 6.13%, 1/15/09	338	342
Media (0.1%)
News America, Inc., 6.20%, 12/15/34	19	18
Time Warner, Inc., 6.88%, 5/1/12	40	42
Time Warner, Inc., 8.38%, 3/15/23	32	36
Time Warner, Inc., 7.63%, 4/15/31	25	27
Viacom, Inc., 7.88%, 7/30/30	17	18
		141
Medical Supplies (0.4%)
Boston Scientific, 7.00%, 11/15/35 (c)	487	491
Metal Fabrication (0.2%)
Timken Co., 5.75%, 2/15/10	215	212
Metals (0.1%)
Falconbridge Ltd., 6.20%, 6/15/35	165	149
Oil & Gas — Exploration & Production (0.2%)
Devon Financing Corp. ULC, 6.88%, 9/30/11	27	29
Marathon Oil Corp., 6.13%, 3/15/12 (c)	51	52
Merey Sweeny LP, 8.85%, 12/18/19	99	113
Pemex Project Funding Master Trust, 8.50%, 2/15/08	51	53
Pemex Project Funding Master Trust, 7.38%, 12/15/14	27	29
		276
Oil — Integrated Companies (0.0%)
ConocoPhillips Co., 8.75%, 5/25/10	21	23
Pharmaceuticals (0.2%)
Bristol-Myers Squibb Co., 5.75%, 10/1/11	41	41
Wyeth, 5.50%, 2/1/14	215	210
		251
Pipelines (0.1%)
Energy Transfer Partners, 5.95%, 2/1/15	180	176
Radio & Television (0.2%)
Clear Channel Communications, 7.65%, 9/15/10	33	35
Comcast Cable Communications, 6.20%, 11/15/08	62	63
Cox Communications, Inc., 7.13%, 10/1/12	205	215
		313
Railroads (0.1%)
Norfolk Southern Corp., 7.25%, 2/15/31 (c)	90	101
Union Pacific Co., 6.65%, 1/15/11	81	84
		185

See notes to schedules of investments and notes to financial statements.

The Victory Portfolios  Schedules of Investments — continued
Balanced Fund  April 30, 2006

(Amounts in thousands, except shares)  (Unaudited)

Security Description	Principal Amount	Value
Real Estate (0.2%)
Brandywine Operating Partners, 6.00%, 4/1/16 (e)	$210	$206
ERP Operating LP, 5.20%, 4/1/13	56	54
		260
Restaurants (0.0%)
McDonald's Corp., 6.00%, 4/15/11	55	56
Retail — Department Stores (0.0%)
May Department Stores Co., 6.70%, 7/15/34	18	18
Retail — Discount (0.1%)
Target Corp., 5.38%, 6/15/09	38	38
Target Corp., 5.88%, 3/1/12 (c)	28	28
Wal-Mart Stores, 4.38%, 7/12/07	20	20
Wal-Mart Stores, 6.88%, 8/10/09	36	38
Wal-Mart Stores, 4.13%, 2/15/11	31	29
		153
Retail — Specialty Stores (0.2%)
Home Depot, Inc., 5.40%, 3/1/16	280	273
Telecommunications - Cellular (0.5%)
New Cingular Wireless Services, 7.50%, 5/1/07	19	19
New Cingular Wireless Services, 8.13%, 5/1/12	13	15
New Cingular Wireless Services, 8.75%, 3/1/31	31	39
US Unwired, Inc., 10.00%, 6/15/12, Callable 6/15/08 @ 105	468	524
		597
Telecommunications — Equipment (0.0%)
Motorola, Inc., 7.63%, 11/15/10	2	2
Transportation Services (0.1%)
Roadway Corp., 8.25%, 12/1/08	120	126
Utilities — Electric (0.4%)
Dominion Resources, Inc., 5.69%*, 5/15/08	255	256
Duke Energy Corp., 3.75%, 3/5/08	25	24
FirstEnergy Corp., 7.38%, 11/15/31	41	45
FPL Group Capital, Inc., 6.13%, 5/15/07	19	19
Hydro-Quebec, 8.05%, 7/7/24	22	27
Oncor Electric Delivery, 7.00%, 9/1/22	26	27
Pacific Gas & Electric Co., 4.80%, 3/1/14	41	38
Pacific Gas & Electric Co., 6.05%, 3/1/34	33	32
Progress Energy, Inc., 6.85%, 4/15/12	37	39
Southern Cal Edison, 6.00%, 1/15/34	23	22
TXU Energy Co., 7.00%, 3/15/13	23	24
		553
Utilities — Telecommunications (0.5%)
British Telecom PLC, 8.38%, 12/15/10	155	172
British Telecom PLC, 8.88%, 12/15/30	231	291
Sprint Capital Corp., 6.13%, 11/15/08	19	19
Sprint Capital Corp., 7.63%, 1/30/11	53	57
Sprint Capital Corp., 8.38%, 3/15/12	13	15

See notes to schedules of investments and notes to financial statements.

The Victory Portfolios  Schedules of Investments — continued
Balanced Fund  April 30, 2006

(Amounts in thousands)  (Unaudited)

Security Description	Principal Amount	Value
Sprint Capital Corp., 6.88%, 11/15/28	$27	$28
Sprint Capital Corp., 8.75%, 3/15/32	21	26
		608
Total Corporate Bonds (Cost $11,340)		11,051
U.S. Government Agencies (1.5%)
Federal Home Loan Bank (0.4%)
3.50%, 5/15/07 (c)	355	349
3.63%, 11/14/08 (c)	196	189
		538
Federal Home Loan Mortgage Corp. (0.8%)
3.88%, 1/12/09 (c)	209	202
4.13%, 7/12/10 (c)	182	174
4.65%, 10/10/13 (c)	46	44
4.50%, 1/15/14 (c)	364	345
6.75%, 9/15/29 (c)	120	138
		903
Federal National Mortgage Association (0.3%)
3.75%, 5/17/07 (c)	150	148
5.25%, 1/15/09 (c)	113	113
4.38%, 3/15/13 (c)	177	167
4.38%, 7/17/13, Callable 7/17/06 @ 100 (c)	25	24
		452
Total U.S. Government Agencies (Cost $1,958)		1,893
U.S. Government Mortgage Backed (9.8%)
Federal Home Loan Mortgage Corp. (0.9%)
5.00%, 6/1/33 - 12/1/33	651	618
5.50%, 10/1/17 - 5/1/33	219	215
6.50%, 5/1/26 - 10/1/29	229	234
7.00%, 11/1/28 - 4/1/32	86	89
8.00%, 6/1/30	18	19
8.50%, 4/1/29	11	12
		1,187
Federal National Mortgage Association (8.6%)
4.50%, 10/1/33	226	208
4.74%*, 11/1/34	92	91
4.76%, 11/1/34	109	107
4.78%*, 1/1/35	64	63
4.79%*, 12/1/32	213	210
4.80%*, 11/1/34	66	65
5.00%, 10/1/18 - 5/1/34	2,493	2,361
5.22%*, 6/1/35	246	244
5.50%, 12/1/19 - 11/1/35	5,340	5,223
6.00%, 12/1/16 - 12/1/35	1,419	1,421
6.50%, 3/1/29 - 7/1/32	366	375

See notes to schedules of investments and notes to financial statements.

The Victory Portfolios  Schedules of Investments — continued
Balanced Fund  April 30, 2006

(Amounts in thousands)  (Unaudited)

Security Description	Principal Amount	Value
6.63%, 11/15/30 (c)	$177	$202
7.00%, 12/1/27	8	8
7.50%, 3/1/27	27	28
8.00%, 6/1/12 - 3/1/30	239	254
8.50%, 11/1/17	11	12
9.50%, 10/1/21	43	47
10.00%, 11/1/13	34	36
10.50%, 11/1/13	41	44
11.00%, 11/1/13	48	52
		11,051
Government National Mortgage Assoc. (0.3%)
5.50%, 3/15/33	221	217
6.50%, 7/15/28	8	9
7.00%, 12/15/25 - 4/15/28	118	122
7.50%, 8/15/29	39	41
8.50%, 12/15/17	44	47
9.50%, 7/15/09	13	13
		449
Total U.S. Government Mortgage Backed (Cost $13,013)		12,687
U.S. Treasury Obligations (2.3%)
U.S. Treasury Bonds (1.3%)
8.88%, 2/15/19 (c)	583	778
8.00%, 11/15/21 (c)	256	329
6.25%, 8/15/23 (c)	254	281
5.38%, 2/15/31 (c) (f)	264	268
		1,656
U.S. Treasury Notes (1.0%)
2.63%, 11/15/06 (c)	136	134
4.25%, 10/31/07 (c)	72	71
3.75%, 5/15/08 (c)	8	8
3.88%, 5/15/09 (c)	178	173
4.25%, 1/15/11 (c)	29	28
4.38%, 8/15/12 (c)	68	66
4.25%, 8/15/13 (c)	611	584
4.50%, 11/15/15 (c)	250	239
		1,303
Total U.S. Treasury Obligations (Cost $3,028)		2,959
Short – Term Securities Held as Collateral for Securities Lending (25.4%)
Pool of various securities for Victory Funds — footnote 2 (Securities Lending)	32,963	32,963
Total Short – Term Securities Held As Collateral for Securities Lending		32,963
Total Investments (Cost $151,254) (a) — 125.1%		162,402
Other assets in excess of liabilities — (25.1)%		(32,561)
NET ASSETS — 100.0%		$129,841

See notes to schedules of investments and notes to financial statements.

The Victory Portfolios  Schedules of Investments
Convertible Fund  April 30, 2006

(Amounts in Thousands)  (Unaudited)

Security Description	Principal Amount	Value
Commercial Paper (1.8%)
Chesham Finance, 4.83%, 5/1/06	$1,135	$1,135
Total Commercial Paper (Cost $1,135)		1,135
Convertible Bonds (75.9%)
Audio & Video Products (1.0%)
Dominion Resources, Inc., Convertible Subordinated Notes, 2.13%, 12/15/23, Callable 12/20/06 @ 100	630	673
Banks (3.4%)
U.S. Bancorp, Convertible Subordinated Notes, 3.09%*, 8/21/35, Callable 8/21/06 @ 100 (d)	945	940
U.S. Bancorp, Convertible Subordinated Notes, 3.09%*, 8/21/35, Callable 8/21/06 @ 100	1,250	1,244
		2,184
Biotechnology (3.6%)
Amgen, Inc., Convertible Subordinated Notes, 0.38%, 2/1/13 (d)	1,790	1,700
Amgen, Inc., Convertible Subordinated Notes, 0.00%, 3/1/32, Callable 3/1/07 @ 75.54	865	637
		2,337
Broadcasting/Cable (1.6%)
Liberty Media Corp., Convertible Subordinated Notes, 3.50%, 1/15/31, Continuously Callable @ 100 (d)	1,055	1,051
Brokerage Services (3.2%)
Lehman Brothers Holdings, Inc., Convertible Subordinated Notes, 1.00%, 3/23/09	635	630
Lehman Brothers Holdings, Inc., Convertible Subordinated Notes, 0.25%, 12/8/12, Callable 12/1/08 @ 100, MTN	1,230	1,445
		2,075
Computers & Peripherals (1.9%)
Hewlett-Packard Co., Convertible Subordinated Notes, 0.00%, 10/14/17, Callable 10/14/06 @ 71.10	1,900	1,195
Construction (1.9%)
Fluor Corp., Convertible Subordinated Notes, 1.50%, 2/15/24, Callable 2/16/09 @ 100	735	1,237
Electronics (1.0%)
L-3 Communications Corp., Convertible Subordinated Notes, 3.00%, 8/1/35, Callable 2/1/11 @ 100 (d)	635	632
Entertainment (4.1%)
Carnival Corp., Convertible Subordinated Notes, 2.00%, 4/15/21, Callable 4/15/08 @ 100	640	782
Walt Disney Co., Convertible Subordinated Notes, 2.13%, 4/15/23, Callable 4/15/08 @ 100	1,725	1,832
		2,614

See notes to schedules of investments and notes to financial statements.

The Victory Portfolios  Schedules of Investments — continued
Convertible Fund  April 30, 2006

(Amounts in Thousands)  (Unaudited)

Security Description	Principal Amount	Value
Financial Services (1.6%)
American Express Co., Convertible Subordinated Notes, 1.85%, 12/1/33, Callable 12/1/06 @ 100	$1,000	$1,035
Health Care (1.9%)
Medtronic, Inc., Convertible Subordinated Notes, 1.63%, 4/15/13 (d)	300	298
Medtronic, Inc., Convertible Subordinated Notes, 1.25%, 9/15/21, Callable 9/15/06 @ 100.62	940	927
		1,225
Heavy Machinery (2.4%)
Tyco International Group SA, Convertible Subordinated Notes, 3.13%, 1/15/23, Callable 1/20/08 @ 101.82	1,250	1,567
Instruments — Controls (1.8%)
Thermo Electron Corp., Convertible Subordinated Notes, 3.25%, 11/1/07, Continuously Callable @ 100	1,125	1,131
Insurance (4.2%)
American International Group, Convertible Subordinated Notes, 0.50%, 5/15/07, Continuously Callable @ 100	1,110	1,045
AON Corp., Convertible Subordinated Notes, 3.50%, 11/15/12, Callable 11/19/07 @ 101	605	1,182
Horace Mann Educators, Convertible Subordinated Notes, 1.43%, 5/14/32, Callable 5/14/07 @ 47.50	1,000	469
		2,696
Internet Service Provider (1.9%)
Yahoo, Inc., Convertible Subordinated Notes, 0.00%, 4/1/08	750	1,215
Medical Services (1.2%)
Medimmune, Inc., Convertible Subordinated Notes, 1.00%, 7/15/23, Callable 7/15/06 @ 100	750	742
Mining (2.7%)
Inco Ltd., Convertible Subordinated Notes, 1.00%, 3/14/23, Callable 3/19/10 @ 94.12	255	459
Placer Dome, Inc., Convertible Subordinated Notes, 2.75%, 10/15/23, Callable 10/20/10 @ 100.83 (d)	585	791
Placer Dome, Inc., Convertible Subordinated Notes, 2.75%, 10/15/23, Callable 10/20/10 @ 100.83	365	494
		1,744
Oil & Gas Exploration, Production & Services (2.3%)
Devon Energy Corp., Convertible Subordinated Notes, 4.90%, 8/15/08, Callable 8/15/06 @ 101	720	862
Diamond Offshore Drilling, Inc., Convertible Subordinated Notes, 1.50%, 4/15/31, Callable 4/15/08 @ 100	335	624
		1,486

See notes to schedules of investments and notes to financial statements.

The Victory Portfolios  Schedules of Investments — continued
Convertible Fund  April 30, 2006

(Amounts in Thousands)  (Unaudited)

Security Description	Principal Amount	Value
Oilfield Services & Equipment (7.3%)
Cooper Cameron Corp., Convertible Subordinated Notes, 1.50%, 5/15/24, Callable 5/15/09 @ 100	$1,000	$1,527
Halliburton Co., Convertible Subordinated Notes, 3.13%, 7/15/23, Callable 7/15/08 @ 100	725	1,526
Halliburton Co., Convertible Subordinated Notes, 3.13%, 7/15/23, Callable 7/15/08 @ 100 (d)	190	400
Schlumberger Ltd., Convertible Subordinated Notes, 2.13%, 6/1/23, Callable 6/6/10 @ 100 (d)	295	522
Schlumberger Ltd., Convertible Subordinated Notes, 2.13%, 6/1/23, Callable 6/6/10 @ 100	400	708
		4,683
Pharmaceuticals (7.9%)
Alza Corp., Convertible Subordinated Notes, 0.00%, 7/28/20, Callable 7/28/06 @ 65.91 (d)	250	201
Alza Corp., Convertible Subordinated Notes, 0.00%, 7/28/20, Callable 7/28/06 @ 65.91	1,483	1,193
Teva Pharmaceutical Financial, Convertible Subordinated Notes, 0.50%, 2/1/24, Callable 8/1/08 @ 100	1,300	1,465
Teva Pharmaceutical Financial, Convertible Subordinated Notes, 1.75%, 2/1/26, Callable 2/1/11 @ 100	1,100	1,081
Wyeth, Convertible Subordinated Notes, 4.24%*, 1/15/24, Callable 7/20/09 @ 100	1,035	1,097
		5,037
Pipelines (1.4%)
Noram Energy, Convertible Subordinated Notes, 6.00%, 3/15/12, Continuously Callable @ 100	956	930
Railroads (1.3%)
CSX Corp., Convertible Subordinated Notes, 0.00%, 10/30/21, Callable 10/30/08 @ 87.84	685	837
Real Estate Investment Trusts (0.5%)
Vornado Realty L.P., Convertible Subordinated Notes, 3.88%, 4/15/25, Callable 4/18/12 @ 100	305	341
Retail-Specialty Stores (3.5%)
Lowes Cos., Inc., Convertible Subordinated Notes, 0.86%, 10/19/21, Callable 10/19/06 @ 86.10	880	961
TJX Cos., Inc., Convertible Subordinated Notes, 0.00%, 2/13/21, Callable 2/13/07 @ 75.68	1,545	1,271
		2,232
Telecommunications-Services & Equipment (6.2%)
Amdocs Ltd., Convertible Subordinated Notes, 0.50%, 3/15/24, Callable 3/20/09 @ 100	1,290	1,292
Harris Corp., Convertible Subordinated Notes, 3.50%, 8/15/22, Callable 8/18/07 @ 100	695	1,441
Nextel Communications, Inc., Convertible Subordinated Notes, 5.25%, 1/15/10, Callable 1/15/07 @ 101.17	1,255	1,238
		3,971

See notes to schedules of investments and notes to financial statements.

The Victory Portfolios  Schedules of Investments — continued
Convertible Fund  April 30, 2006

(Amounts in Thousands, Except Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Transportation Services (3.6%)
GATX Corp., Convertible Subordinated Notes, 5.00%, 8/15/23, Callable 8/15/08 @ 100 (d)	$300	$577
GATX Corp., Convertible Subordinated Notes, 5.00%, 8/15/23, Callable 8/15/08 @ 100	510	981
YRC Worldwide, Inc., Convertible Subordinated Notes, 3.38%, 11/25/23, Callable 11/30/12 @ 100	650	769
		2,327
Utilities-Electric (1.1%)
Duke Energy Corp., Convertible Subordinated Notes, 1.75%, 5/15/23, Continuously Callable @ 100	590	726
Utilities-Telecommunications (1.4%)
CenturyTel, Inc., Convertible Subordinated Notes, 4.75%, 8/1/32, Callable 8/5/06 @ 102.85	895	931
Total Convertible Bonds (Cost $43,867)		48,854
Convertible Preferred Stock (21.9%)
Aerospace/Defense (1.7%)
Northrop Grumman Corp., Series B, 7.00%	8,040	1,065
Banks (2.3%)
Marshall & Ilsley Corp., 6.50%	28,800	772
Washington Mutual, Inc., 5.38%	12,400	691
		1,463
Energy (0.8%)
Southern Union Co., 5.00%	10,300	528
Financial Services (6.4%)
Fannie Mae, 5.38%	23	2,190
Lehman Brothers Holdings, Inc., 6.25%	29,130	761
Newell Financial Trust I, 5.25%	26,200	1,146
		4,097
Insurance (4.7%)
Fortis Insurance NV, 7.75% (d)	550	719
PMI Group, Inc., 5.88%	31,300	818
Travelers Property Casualty Corp., 4.50%	60,100	1,483
		3,020
Oil-Integrated Companies (1.9%)
Amerada Hess Corp., 7.00%	10,200	1,230
Pharmaceuticals (1.1%)
Schering-Plough Corp., 6.00%	13,300	681
Real Estate Investment Trusts (1.9%)
Equity Office Properties Trust, Series B, 5.25%	11,310	571
Simon Property Group, Inc., 6.00%	10,111	679
		1,250

See notes to schedules of investments and notes to financial statements.

The Victory Portfolios  Schedules of Investments — continued
Convertible Fund  April 30, 2006

(Amounts in Thousands, Except Shares)  (Unaudited)

Security Description	Shares	Value
Savings & Loans (1.1%)
New York Community Capital Trust V, 6.00%	15,200	$723
Total Convertible Preferred Stock (Cost $13,246)		14,057
Total Investments (Cost $58,248) (a) — 99.6%		64,046
Other assets in excess of liabilities — 0.4%		262
NET ASSETS — 100.0%		$64,308

Notes to Schedules of Investments

(a)  Represents cost for financial reporting purposes.

At April 30, 2006, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for income tax purposes, were as follows:

	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Balanced Fund	$118,966	$12,359	$(1,866)	$10,473
Convertible Fund	58,326	6,522	(802)	5,720

(b)  Non-income producing securities.

(c)  All or a portion of the security is on loan.

(d)  Rule 144A or other security which is restricted as to resale to institutional investors. The Fund's adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(e)  All or a portion of this security has been segregated as collateral for securities purchased on a "when-issued" basis.

(f)  Security purchased on a "when-issued" basis.

*  Variable rate security. Rate presented represents rate in effect at April 30, 2006. Maturity date reflects actual maturity date.

ADR — American Depositary Receipts

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Liability Co.

ULC — Unlimited Liability Co.

See notes to schedules of investments and notes to financial statements.

  Statements of Assets and Liabilities
The Victory Portfolios  April 30, 2006

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	Balanced Fund	Convertible Fund
ASSETS:
Investments, at value (Cost $151,254; $58,248)	$162,402	$64,046
Cash	50	50
Interest and dividends receivable	420	276
Receivable for capital shares issued	91	4
Receivable from brokers for investments sold	2,238	117
Receivable from Adviser	3	—
Prepaid expenses	24	20
Total Assets	165,228	64,513
LIABILITIES:
Payable to brokers for investments purchased	2,241	106
Payable for capital shares redeemed	60	27
Payable for return of collateral received	32,963	—
Accrued expenses and other payables:
Investment advisory fees	65	39
Administration fees	2	1
Custodian fees	9	3
Transfer agent fees	8	5
Shareholder service fees — Class A Shares	26	13
12b-1 Fees — Class C Shares	— (a)	—
12b-1 Fees — Class R Shares	2	—
Other	11	11
Total Liabilities	35,387	205
NET ASSETS:
Capital	121,037	57,834
Distributions in excess of net investment income	(78)	(85)
Net unrealized appreciation from investments	11,148	5,798
Accumulated net realized gains (losses) from investment transactions	(2,266)	761
Net Assets	$129,841	$64,308
Net Assets
Class A Shares	$125,223	$64,308
Class C Shares	376	—
Class R Shares	4,242	—
Total	$129,841	$64,308
Outstanding units of beneficial interest (shares)
Class A Shares	9,285	4,895
Class C Shares	28	—
Class R Shares	314	—
Total	9,627	4,895
Net asset value
Redemption price per share — Class A Shares	$13.49	$13.14
Offering and redemption price per share — Class C Shares (b)	$13.46	—
Offering and redemption price per share — Class R Shares	$13.50	—
Maximum sales charge — Class A Shares	5.75%	2.00%
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to nearest cent) — Class A Shares	$14.31	$13.41

(a)  Rounds to less than $1,000.

(b)  Redemption price per share varies by length of time shares are held.

See notes to financial statements.

  Statements of Operations
The Victory Portfolios  For the Six Months Ended April 30, 2006

(Amounts in Thousands)  (Unaudited)

	Balanced Fund	Convertible Fund
Investment Income:
Interest income	$1,242	$438
Dividend income	638	330
Income from securities lending	15	—
Total Income	1,895	768
Expenses:
Investment advisory fees	407	237
Administration fees	60	28
Shareholder service fees — Class A Shares	164	79
12b-1 fees — Class C Shares	2	—
12b-1 fees — Class R Shares	11	—
Accounting fees	62	24
Custodian fees	50	12
Legal and audit fees	27	15
Trustees' fees and expenses	10	5
Chief Compliance Officer fees and expenses	2	1
Transfer agent fees	30	15
Registration fees	13	7
Printing fees	3	3
Other	5	1
Total Expenses	846	427
Expenses waived/reimbursed by Adviser	(14)	(3)
Net Expenses	832	424
Net Investment Income	1,063	344
Realized/Unrealized Gains from Investments:
Net realized gains from investment transactions	4,403	945
Net change in unrealized appreciation/depreciation from investments	5,113	2,934
Net realized/unrealized gains from investments	9,516	3,879
Net increase from payments by affiliates for reimbursement of prior year expenses	18	9
Change in net assets resulting from operations	$10,597	$4,232

See notes to financial statements.

The Victory Portfolios  Statements of Changes in Net Assets

(Amounts in Thousands)

	Balanced Fund		Convertible Fund
	Six Months Ended April 30, 2006	Year Ended October 31, 2005	Six Months Ended April 30, 2006	Year Ended October 31, 2005
	(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income	$1,063	$2,145	$344	$1,053
Net realized gains from investment transactions	4,403	9,539	945	3,349
Net change in unrealized appreciation/ depreciation from investments	5,113	(3,846)	2,934	(1,076)
Net increase from payments by affiliates for reimbursement of prior year expenses	18	—	9	—
Change in net assets resulting from operations	10,597	7,838	4,232	3,326
Distributions to Shareholders:
From net investment income:
Class A Shares	(1,111)	(2,364)	(498)	(983)
Class C Shares	(2)	(5)	—	(1)
Class R Shares	(28)	(63)	—	—
Change in net assets from distributions to shareholders	(1,141)	(2,432)	(498)	(984)
Capital Transactions:
Proceeds from shares issued	7,138	14,201	5,519	10,226
Dividends reinvested	1,116	2,138	478	706
Cost of shares redeemed	(20,993)	(17,819)	(8,994)	(18,396)
Change in net assets from capital transactions	(12,739)	(1,480)	(2,997)	(7,464)
Change in net assets	(3,283)	3,926	737	(5,122)
Net Assets:
Beginning of period	133,124	129,198	63,571	68,693
End of period	$129,841	$133,124	$64,308	$63,571
Share Transactions:
Issued	537	1,135	429	836
Reinvested	84	171	38	57
Redeemed	(1,575)	(1,423)	(703)	(1,506)
Change in Shares	(954)	(117)	(236)	(613)
Accumulated undistributed (distributions in excess of) net investment income	$(78)	$—	$(85)	$69

See notes to financial statements.

The Victory Portfolios  Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Balanced Fund
	Class A Shares
	Six Months Ended April 30, 2006		Year Ended October 31, 2005	Year Ended October 31, 2004	Year Ended October 31, 2003	Year Ended October 31, 2002	Year Ended October 31, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$12.58		$12.08	$11.24	$10.48	$12.35	$14.47
Investment Activities:
Net investment income	0.10		0.20	0.17	0.17	0.26	0.30
Net realized and unrealized gains (losses) on investments	0.92		0.53	0.88	0.81	(1.17)	(1.17)
Total from Investment Activities	1.02		0.73	1.05	0.98	(0.91)	(0.87)
Distributions
Net investment income	(0.11)		(0.23)	(0.21)	(0.22)	(0.28)	(0.30)
Net realized gains	—		—	—	—	(0.68)	(0.95)
Total Distributions	(0.11)		(0.23)	(0.21)	(0.22)	(0.96)	(1.25)
Net Asset Value, End of Period	$13.49		$12.58	$12.08	$11.24	$10.48	$12.35
Total Return (excludes sales charges)	8.14	%(a)	6.08%	9.37%	9.45%	(8.05)%	(6.50)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$125,223		$128,543	$124,494	$133,959	$298,643	$386,284
Ratio of expenses to average net assets	1.21	%(b)	1.21%	1.26%	1.23%	1.17%	1.25%
Ratio of net investment income to average net assets	1.58	%(b)	1.62%	1.42%	1.82%	2.25%	2.30%
Ratio of expenses to average net assets*	1.21	%(b)	1.27%	1.30%	1.24%	1.24%	1.32%
Ratio of net investment income to average net assets*	1.58	%(b)	1.56%	1.38%	1.81%	2.18%	2.23%
Portfolio turnover (c)	77	%(a)	127%	134%	112%	103%	116%

*  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(a)  Not annualized.

(b)  Annualized.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

(For a Share Outstanding Throughout Each Period)

	Balanced Fund
	Class C Shares
	Six Months Ended April 30, 2006		Year Ended October 31, 2005	Year Ended October 31, 2004	March 1, 2003 through October 31, 2003 (a)
	(Unaudited)
Net Asset Value, Beginning of Period	$12.56		$12.06	$11.22	$10.12
Investment Activities:
Net investment income	0.05		0.10	0.12	0.09
Net realized and unrealized gains on investments	0.91		0.53	0.88	1.10
Total from Investment Activities	0.96		0.63	1.00	1.19
Distributions
Net investment income	(0.06)		(0.13)	(0.16)	(0.09)
Total Distributions	(0.06)		(0.13)	(0.16)	(0.09)
Net Asset Value, End of Period	$13.46		$12.56	$12.06	$11.22
Total Return (excludes contingent deferred sales charges)	7.63	%(b)	5.25%	8.86%	11.89	%(b)
Ratios/Supplemental Data:
Net Assets at end of period (000)	$376		$415	$457	$49
Ratio of expenses to average net assets	2.00	%(c)	2.00%	1.70%	1.69	%(c)
Ratio of net investment income to average net assets	0.77	%(c)	0.85%	0.94%	1.04	%(c)
Ratio of expenses to average net assets*	4.13	%(c)	4.12%	4.29%	3.64	%(c)
Ratio of net investment loss to average net assets*	(1.36	)%(c)	(1.27)%	(1.65)%	(0.91	)%(c)
Portfolio turnover (d)	77	%(b)	127%	134%	112	%(b)

*  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(a)  Period from commencement of operations.

(b)  Not annualized.

(c)  Annualized.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

(For a Share Outstanding Throughout Each Period)

	Balanced Fund
	Class R Shares
	Six Months Ended April 30, 2006		Year Ended October 31, 2005	Year Ended October 31, 2004	Year Ended October 31, 2003	Year Ended October 31, 2002	Year Ended October 31, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$12.59		$12.09	$11.25	$10.49	$12.36	$14.49
Investment Activities:
Net investment income	0.08		0.16	0.13	0.16	0.20	0.26
Net realized and unrealized gains (losses) on investments	0.92		0.53	0.89	0.79	(1.15)	(1.18)
Total from Investment Activities	1.00		0.69	1.02	0.95	(0.95)	(0.92)
Distributions
Net investment income	(0.09)		(0.19)	(0.18)	(0.19)	(0.24)	(0.26)
Net realized gains	—		—	—	—	(0.68)	(0.95)
Total Distributions	(0.09)		(0.19)	(0.18)	(0.19)	(0.92)	(1.21)
Net Asset Value, End of Period	$13.50		$12.59	$12.09	$11.25	$10.49	$12.36
Total Return	7.93	%(a)	5.69%	9.09%	9.17%	(8.40)%	(6.86)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$4,242		$4,166	$4,247	$4,425	$3,541	$2,195
Ratio of expenses to average net assets	1.60	%(b)	1.57%	1.50%	1.50%	1.58%	1.59%
Ratio of net investment income to average net assets	1.19	%(b)	1.27%	1.17%	1.48%	1.87%	1.95%
Ratio of expenses to average net assets*	1.77	%(b)	1.77%	2.11%	2.06%	2.21%	2.42%
Ratio of net investment income to average net assets*	1.02	%(b)	1.07%	0.56%	0.92%	1.24%	1.12%
Portfolio turnover (c)	77	%(a)	127%	134%	112%	103%	116%

*  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(a)  Not annualized.

(b)  Annualized.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Convertible Fund
	Class A Shares
	Six Months Ended April 30, 2006		Year Ended October 31, 2005	Year Ended October 31, 2004	Year Ended October 31, 2003	Year Ended October 31, 2002	Year Ended October 31, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$12.39		$11.96	$11.48	$10.04	$11.34	$14.29
Investment Activities:
Net investment income	0.07		0.20	0.25	0.32	0.34	0.33
Net realized and unrealized gains (losses) on investments	0.78		0.41	0.49	1.45	(1.31)	(1.40)
Total from Investment Activities	0.85		0.61	0.74	1.77	(0.97)	(1.07)
Distributions
Net investment income	(0.10)		(0.18)	(0.26)	(0.33)	(0.33)	(0.35)
Net realized gains	—		—	—	—	—	(1.53)
Total Distributions	(0.10)		(0.18)	(0.26)	(0.33)	(0.33)	(1.88)
Net Asset Value, End of Period	$13.14		$12.39	$11.96	$11.48	$10.04	$11.34
Total Return (excludes sales charges)	6.90	%(a)	5.15%	6.42%	17.89%	(8.74)%	(8.22)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$64,308		$63,571	$68,448	$94,496	$58,115	$74,930
Ratio of expenses to average net assets	1.34	%(b)	1.37%	1.34%	1.35%	1.32%	1.26%
Ratio of net investment income to average net assets	1.09	%(b)	1.60%	2.10%	2.98%	3.08%	2.76%
Ratio of expenses to average net assets*	1.34	%(b)	1.40%	(c)	(c)	1.34%	1.32%
Ratio of net investment income to average net assets*	1.09	%(b)	1.57%	(c)	(c)	3.06%	2.70%
Portfolio turnover	24	%(a)	44%	52%	59%	50%	72%

*  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(a) Not annualized.

(b) Annualized.

(c) There were no fee reductions during the period.

See notes to financial statements.

The Victory Portfolios  Schedules of Investments
Core Bond Fund  April 30, 2006

(Amounts in Thousands)  (Unaudited)

Security Description	Principal Amount	Value
Collateralized Mortgage Obligations (27.3%)
Adjustable Rate Mortgage Trust, Series 2005-12, Class 2A1, 5.75%, 3/25/36	$1,054	$1,050
Banc of America Commercial Mortgage, Inc., Series 2005-2, Class A4, 4.78%, 7/10/43	576	553
Bear Stearns Commercial Mortgage Securities, Series 2003-PWR2, Class A4, 5.19%, 5/11/39	395	383
Bear Stearns Commercial Mortgage Securities, Series 2004-PWR3, Class A2, 3.87%, 2/11/41	910	870
Bear Stearns Commercial Mortgage Securities, Series 2004-T16, Class A6, 4.75%, 2/13/46	417	390
Chase Manhattan Bank-First Union National, Series 1999-1, Class A2, 7.44%, 8/15/31 (b)	600	633
Chase Mortgage Finance Corp,. Series 2005-A1, Class M, 5.32%*, 12/25/35	1,338	1,295
Chase Mortgage Finance Corp., Series 2005-A2, Class M, 5.46%*, 1/25/36	1,079	1,045
Citigroup Mortgage Loan Trust, Inc., Series 2005-8, Class 1A4A, 5.61%*, 10/25/35	749	734
Commercial Mortgage Acceptance Corp., Series 1998-C2, Class A3, 6.04%, 9/15/30	755	764
Countrywide Alternative Loan Trust, Series 2005-47CB, Class A7, 5.50%, 10/25/35	1,993	1,968
Countrywide Home Loans, Series 2005-22, Class M, 5.41%*, 11/25/35	884	851
Countrywide Home Loans, Series 2005-HYB9, Class 3A1A, 5.31%*, 2/20/36 (b)	758	748
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A3, 6.38%, 12/18/35	600	620
DLJ Commercial Mortgage Corp., Series 1999-CG2, Class A1B, 7.30%, 6/10/32	868	911
Fannie Mae Grantor Trust, Series 2001-T7, Class A1, 7.50%, 2/25/41	486	502
Fannie Mae Whole Loan, Series 2002-W3, Class A5, 7.50%, 1/25/28	71	73
Fannie Mae Whole Loan, Series 2002-W7, Class A5, 7.50%, 2/25/29	728	754
FHLMC Structured Pass Through Securities, Series T-42, Class A5, 7.50%, 2/25/42	682	706
GE Capital Commercial Mortgage Corp., Series 2002-1A, Class A2, 5.99%, 12/10/35	260	264
GE Capital Commercial Mortgage Corp., Series 2003-C2, Class A2, 4.17%, 7/10/37 (b)	1,185	1,150
Greenwich Capital Commerical Funding Corp., Series 2005-GG3, Class A2, 4.31%, 8/10/42	495	477
GS Mortgage Securites Corp. II, Series 2006-GG6, Class A4, 5.55%, 4/10/38	400	395
GSR Mortgage Loan Trust, Series 2004-10F, Class 6A1, 5.00%, 9/25/34	1,070	1,005
IndyMac Index Mortgage Loan Trust, Series 2005-AR9, Class B1, 5.50%*, 7/25/35	1,308	1,288
JP Morgan Alternative Loan Trust, Series 2005-S1, Class B1, 6.15%*, 12/25/35	817	792
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class AJ, 5.11%*, 8/15/42	526	496
JP Morgan Chase Commercial Mortgage Securities, Series 2001-CIB3, Class A3, 6.47%, 11/15/35	1,133	1,181
JP Morgan Chase Commercial Mortgage Securities, Series 2004-CBX, Class A5, 4.65%, 1/12/37	525	500
JP Morgan Chase Commercial Mortgage Securities, Series 2005-LDP4, Class AM, 5.00%, 10/15/42	475	448
JP Morgan Mortgage Trust, Series 2005-A1, Class IB1, 4.92%*, 2/25/35	1,038	991

See notes to schedules of investments and notes to financial statements.

The Victory Portfolios  Schedules of Investments — continued
Core Bond Fund  April 30, 2006

(Amounts in Thousands)  (Unaudited)

Security Description	Principal Amount	Value
JP Morgan Mortgage Trust, Series 2005-A2, Class B1, 4.74%*, 4/25/35	$1,291	$1,231
JP Morgan Mortgage Trust, Series 2005-A3, Class 1B1, 4.99%, 6/25/35	510	489
JP Morgan Mortgage Trust, Series 2005-A3, Class 7CA1, 5.14%*, 6/25/35	47	47
JP Morgan Mortgage Trust, Series 2005-A4, Class B1, 5.20%*, 7/25/35	963	930
JP Morgan Mortgage Trust, Series 2005-A6, Class 1B1, 5.18%*, 9/25/35	1,321	1,270
JP Morgan Mortgage Trust, Series 2005-A6, Class 3A2, 5.29%*, 9/25/35	1,555	1,525
JP Morgan Mortgage Trust, Series 2005-A8, Class B1, 5.17%*, 11/25/35	1,376	1,322
JP Morgan Mortgage Trust, Series 2006-A1, Class B1, 5.43%*, 2/25/36	595	576
JP Morgan Mortgage Trust, Series 2006-A2, Class IB1, 5.69%*, 4/25/36	535	525
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A2, 7.95%, 5/15/25	330	357
LB-UBS Commercial Mortgage Trust, Series 2004-C7, Class A3, 4.24%, 10/15/29	385	367
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class A4, 4.95%, 9/15/40	666	631
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A3, 5.65%*, 11/15/30	1,315	1,307
Morgan Stanley Capital I, Series 2003-T11, Class A2, 4.34%, 6/13/41	401	389
Morgan Stanley Dean Witter Capital I, Series 2002-HQ, Class A3, 6.51%, 4/15/34	595	621
Morgan Stanley Mortgage Loan Trust, Series 2005-5AR, Class 4A1, 5.54%*, 9/25/35	1,376	1,361
Morgan Stanley Mortgage Loan Trust, Series 2005-6AR, Class B1, 5.63%, 11/25/35	1,329	1,295
Morgan Stanley Mortgage Loan Trust, Series 2005-7, Class 2A1, 5.61%, 11/25/35	1,013	997
Morgan Stanley Mortgage Loan Trust, Series 2005-9AR, Class 3A1, 5.60%, 12/25/35	905	891
Morgan Stanley Mortgage Loan Trust, Series 2006-2, Class 4A, 6.00%, 2/25/36	1,277	1,264
Morgan Stanley Mortgage Loan Trust, Series 2006-2, Class 6A, 6.50%, 2/25/36	1,332	1,349
PNC Mortgage Acceptance Corp., Series 1999-CM1, Class A1B, 7.33%, 12/10/32	114	120
Residential Accredit Loans, Inc., Series 2006-QS2, Class 1M1, 6.00%, 2/25/36	824	793
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-4, Class B1, 4.42%*, 4/25/34	587	576
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-1, Class 8A1, 5.95%*, 2/25/36	837	835
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-2, Class 5A1, 6.00%, 3/25/36	941	941
Structured Asset Securities Corp., Series 2005-17, Class 5A1, 5.50%, 10/25/35	1,319	1,272
Wachovia Mortgage Loan Trust, LLC, Series 2005-B, Class 4A1, 5.45%, 10/20/35	950	932
		48,050
Total Collateralized Mortgage Obligations (Cost $49,089)		48,050
Commercial Paper (1.5%)
Chesham Finance, 4.83%, 5/1/06	2,554	2,554
Total Commercial Paper (Cost $2,554)		2,554
Corporate Bonds (30.3%)
Aerospace & Defense (0.4%)
General Dynamics Corp., 4.50%, 8/15/10	131	126
Honeywell International, 7.00%, 3/15/07	250	254
Lockheed Martin Corp., 8.50%, 12/1/29	155	196
Raytheon Co., 6.15%, 11/1/08	176	179
		755

See notes to schedules of investments and notes to financial statements.

The Victory Portfolios  Schedules of Investments — continued
Core Bond Fund  April 30, 2006

(Amounts in Thousands)  (Unaudited)

Security Description	Principal Amount	Value
Aluminum (0.5%)
Alcoa, Inc., 5.38%, 1/15/13	$850	$836
Automotive (0.8%)
DaimlerChrysler North America Holding Corp., 7.38%, 9/15/06, MTN	1	1
DaimlerChrysler North America Holding Corp., 4.05%, 6/4/08	1,010	980
DaimlerChrysler North America Holding Corp., 7.30%, 1/15/12	333	353
		1,334
Banks (3.4%)
Asian Development Bank, 4.88%, 2/5/07, MTN	5	5
Asian Development Bank, 4.50%, 9/4/12, MTN	274	263
Bank of America Corp., 5.25%, 2/1/07 (b)	433	433
European Investment Bank, 4.88%, 9/6/06	2	2
European Investment Bank, 4.63%, 3/1/07	316	315
European Investment Bank, 3.38%, 3/16/09	263	251
European Investment Bank, 4.63%, 5/15/14	183	174
Fifth Third Bancorp, 4.50%, 6/1/18	250	218
Inter-American Development Bank, 6.63%, 3/7/07	618	625
Inter-American Development Bank, 3.38%, 3/17/08, MTN	913	885
Inter-American Development Bank, 4.50%, 9/15/14	254	240
JP Morgan Chase & Co., 5.25%, 5/30/07	328	328
Wachovia Capital Trust III, 5.80%*, 3/15/42, Callable 3/15/11 @ 100	770	755
Wachovia Corp., 3.63%, 2/17/09	426	407
Wachovia Corp., 5.25%, 8/1/14	72	69
Wells Fargo Co., 3.50%, 4/4/08	718	695
Wells Fargo Co., 5.13%, 9/15/16	320	301
		5,966
Beverages (0.4%)
Coca-Cola Enterprises, 5.75%, 11/1/08	303	306
Coca-Cola Enterprises, 8.50%, 2/1/12	291	332
		638
Building — Residential and Commercial (0.2%)
Centex Corp., 8.75%, 3/1/07	287	293
Chemicals (0.1%)
E.I. Du Pont De Nemours, 6.75%, 9/1/07	105	107
Computers & Peripherals (0.3%)
Hewlett-Packard Co., 6.50%, 7/1/12	236	247
International Business Machine Corp., 5.38%, 2/1/09	253	254
		501
Cosmetics & Toiletries (0.1%)
Kimberly-Clark Corp., 5.00%, 8/15/13	130	126
Procter & Gamble Co., 4.30%, 8/15/08	119	117
		243
Distribution/Wholesale (0.6%)
Owens & Minor, Inc., 6.35%, 4/15/16	982	973
Electronics (0.2%)
General Electric Co., 5.00%, 2/1/13	305	295

See notes to schedules of investments and notes to financial statements.

The Victory Portfolios  Schedules of Investments — continued
Core Bond Fund  April 30, 2006

(Amounts in Thousands)  (Unaudited)

Security Description	Principal Amount	Value
Financial Services (7.5%)
American General Finance, 3.88%, 10/1/09, MTN	$212	$202
Boeing Capital Corp., 5.75%, 2/15/07	78	78
Boeing Capital Corp., 5.80%, 1/15/13	259	261
CIT Group, Inc., 7.38%, 4/2/07	188	191
CIT Group, Inc., 5.75%, 9/25/07	460	462
CIT Group, Inc., 4.75%, 12/15/10, MTN	102	98
CIT Group, Inc., 7.75%, 4/2/12	181	198
CIT Group, Inc., 5.40%, 3/7/13 (b)	1,270	1,237
Citigroup, Inc., 3.50%, 2/1/08 (b)	423	411
Countrywide Home Loan, 5.50%, 2/1/07, MTN	185	185
Countrywide Home Loan, 4.13%, 9/15/09, MTN	318	304
Credit Suisse First Boston USA, Inc., 4.70%, 6/1/09	830	814
General Electric Capital Corp., 5.00%, 6/15/07, MTN	132	132
General Electric Capital Corp., 4.25%, 12/1/10, MTN	148	141
General Electric Capital Corp., 6.00%, 6/15/12, MTN	196	200
Goldman Sachs Group, Inc., 4.13%, 1/15/08	397	389
Goldman Sachs Group, Inc., 6.88%, 1/15/11	187	197
Goldman Sachs Group, Inc., 6.60%, 1/15/12	356	371
Goldman Sachs Group, Inc., 6.45%, 5/1/36	1,245	1,230
HSBC Finance Corp., 4.13%, 11/16/09	317	304
HSBC Finance Corp., 6.75%, 5/15/11	353	370
HSBC Finance Corp., 4.75%, 7/15/13	580	543
International Lease Finance Corp., 6.38%, 3/15/09	608	622
Lehman Brothers Holdings, Inc., 7.88%, 8/15/10	149	162
Merrill Lynch & Co., Inc., 6.00%, 2/17/09	248	252
Merrill Lynch & Co., Inc., 5.00%, 1/15/15, MTN	288	272
Morgan Stanley Group, Inc., 4.25%, 5/15/10	220	210
National Rural Utilities, 7.25%, 3/1/12, MTN	230	247
Nuveen Investments, 5.50%, 9/15/15	1,058	1,002
Residential Capital Corp., 6.38%, 6/30/10 (d)	942	938
SLM Corp., 5.00%, 10/1/13, MTN	362	343
Toyota Motor Credit Corp., 4.25%, 3/15/10	401	386
Toyota Motor Credit Corp., 4.35%, 12/15/10	1	1
Unilever Capital Corp., 5.90%, 11/15/32	100	95
Verizon Global Funding Corp., 4.00%, 1/15/08	222	217
		13,065
Food Distributors, Supermarkets & Wholesalers (0.1%)
Safeway, Inc., 7.50%, 9/15/09	220	232
Food Processing & Packaging (0.1%)
Kraft Foods, Inc., 4.13%, 11/12/09 (b)	187	179
Governments — Foreign (1.8%)
Province of Ontario, 3.35%, 7/16/07	135	132
Province of Ontario, 5.50%, 10/1/08	204	205
Province of Ontario, 5.13%, 7/17/12	117	115
Province of Quebec, 5.75%, 2/15/09	178	180
Province of Quebec, 4.88%, 5/5/14	382	365
Province of Quebec, 7.50%, 9/15/29	155	187
Republic of Italy, 3.63%, 9/14/07	360	353

See notes to schedules of investments and notes to financial statements.

The Victory Portfolios  Schedules of Investments — continued
Core Bond Fund  April 30, 2006

(Amounts in Thousands)  (Unaudited)

Security Description	Principal Amount	Value
Republic of Italy, 4.00%, 6/16/08	$305	$298
Republic of Italy, 4.50%, 1/21/15	315	293
United Mexican States, 9.88%, 2/1/10	234	266
United Mexican States, 6.38%, 1/16/13, MTN	425	431
United Mexican States, 8.30%, 8/15/31, MTN	280	333
		3,158
Insurance (0.8%)
Allstate Life Global Funding Trust, 4.50%, 5/29/09, MTN	106	103
Marsh & Mclennan Cos, Inc., 5.75%, 9/15/15	112	107
MetLife, Inc., 5.70%, 6/15/35	75	68
Phoenix Co., 6.68%, 2/16/08	1,005	1,012
St. Paul Companies, Inc., 5.75%, 3/15/07	104	104
		1,394
Manufacturing (0.8%)
Tyco International Group SA, 6.13%, 1/15/09	1,327	1,342
Tyco International Group SA, 6.88%, 1/15/29	105	108
		1,450
Media (0.2%)
News America, Inc., 6.20%, 12/15/34	90	83
Time Warner, Inc., 6.88%, 5/1/12	284	296
		379
Medical Supplies (1.1%)
Boston Scientific, 7.00%, 11/15/35	1,942	1,956
Metals (0.3%)
Falconbridge Ltd., 6.20%, 6/15/35	655	591
Metals — Fabrication (0.5%)
Timken Co., 5.75%, 2/15/10	830	817
Oil & Gas Exploration, Production & Services (0.8%)
Devon Financing Corp. ULC, 6.88%, 9/30/11	249	263
Merey Sweeny LP., 8.85%, 12/18/19 (d)	345	393
Pemex Project Funding Master Trust, 8.50%, 2/15/08	461	483
Pemex Project Funding Master Trust, 7.38%, 12/15/14	205	217
		1,356
Oil — Integrated Companies (0.3%)
Marathon Oil Corp., 6.13%, 3/15/12	584	595
Pharmaceuticals (0.5%)
Bristol-Meyers Squibb Co., 5.75%, 10/1/11	137	138
Wyeth, 5.50%, 2/1/14	830	811
		949
Pipelines (0.4%)
Energy Transfer Partners, 5.95%, 2/1/15	705	689
Radio & Television (1.0%)
Clear Channel Communications, 7.65%, 9/15/10	225	237
Comcast Cable Communications, 6.20%, 11/15/08	388	395
Cox Communications, Inc., 7.13%, 10/1/12	1,074	1,127
		1,759

See notes to schedules of investments and notes to financial statements.

The Victory Portfolios  Schedules of Investments — continued
Core Bond Fund  April 30, 2006

(Amounts in Thousands)  (Unaudited)

Security Description	Principal Amount	Value
Railroads (0.6%)
Norfolk Southern Corp., 7.35%, 5/15/07	$592	$605
Union Pacific Corp., 6.65%, 1/15/11	509	529
		1,134
Real Estate (0.2%)
ERP Operating LP, 5.20%, 4/1/13	323	312
Real Estate Investment Trust (0.4%)
Brandywine Operating Partners, 6.00%, 4/1/16	795	778
Restaurants (0.5%)
McDonald's Corp., 6.00%, 4/15/11	857	872
Retail — Discount (0.5%)
Target Corp., 5.38%, 6/15/09	360	361
Target Corp., 5.88%, 3/1/12	136	138
Wal-Mart Stores, 4.38%, 7/12/07	83	82
Wal-Mart Stores, 6.88%, 8/10/09	159	166
Wal-Mart Stores, 4.13%, 2/15/11	132	125
		872
Retail — Specialty Stores (0.6%)
Home Depot, Inc., 5.40%, 3/1/16	1,080	1,052
Telecommunications — Cellular (1.3%)
New Cingular Wireless Services, 7.50%, 5/1/07	71	72
New Cingular Wireless Services, 8.13%, 5/1/12	126	141
US Unwired, Inc., 10.00%, 6/15/12, Callable 6/15/08 @ 105	1,790	2,005
		2,218
Telecommunications — Equipment (0.0%)
Motorola, Inc., 7.63%, 11/15/10	29	31
Transportation Services (0.3%)
Roadway Corp., 8.25%, 12/1/08	510	534
Utilities — Electric (1.2%)
Dominion Resources, Inc., 5.69%, 5/15/08	990	993
Duke Energy Corp., 3.75%, 3/5/08	224	218
FPL Group Capital, Inc., 6.13%, 5/15/07	194	195
Pacific Gas & Electric, 4.80%, 3/1/14	314	295
Progress Energy, Inc., 6.85%, 4/15/12	284	297
Southern Cal Edison, 6.00%, 1/15/34	95	91
TXU Energy Co., 7.00%, 3/15/13	96	99
		2,188
Utilities — Telecommunications (1.5%)
British Telecom PLC, 8.38%, 12/15/10	595	661
British Telecom PLC, 8.88%, 12/15/30	892	1,127
Sprint Capital Corp., 6.13%, 11/15/08	158	161
Sprint Capital Corp., 7.63%, 1/30/11	543	586
Sprint Capital Corp., 8.38%, 3/15/12	85	96
		2,631
Total Corporate Bonds (Cost $54,354)		53,132

See notes to schedules of investments and notes to financial statements.

The Victory Portfolios  Schedules of Investments — continued
Core Bond Fund  April 30, 2006

(Amounts in Thousands)  (Unaudited)

Security Description	Principal Amount	Value
U.S. Government Agencies (5.3%)
Federal Home Loan Bank (1.4%)
4.00%, 4/25/07 (c)	$1,085	$1,072
3.50%, 5/15/07 (c)	3	3
3.63%, 11/14/08 (c)	1,375	1,325
		2,400
Federal Home Loan Mortgage Corp. (1.5%)
4.25%, 5/23/08, Callable 5/23/06 @ 100 (c)	950	934
3.88%, 1/12/09 (c)	800	774
4.13%, 7/12/10	74	71
4.65%, 10/10/13, Callable 10/10/06 @ 100, MTN (c)	144	136
4.50%, 1/15/14 (c)	170	161
6.75%, 9/15/29 (c)	450	517
		2,593
Federal National Mortgage Association (2.0%)
4.63%, 6/1/10, Callable 6/1/06 @ 100 (c)	1,200	1,167
6.25%, 2/1/11 (c)	63	65
4.38%, 3/15/13 (c)	1,458	1,381
4.38%, 7/17/13 (c)	247	232
6.63%, 11/15/30 (c)	700	799
		3,644
Small Business Administration (0.4%)
6.15%, 4/1/19	644	656
Total U.S. Government Agencies (Cost $9,491)		9,293
U.S. Government Mortgage Backed (26.7%)
Federal Home Loan Mortgage Corp. (1.8%)
5.00%, 8/1/33	112	106
5.50%, 5/1/33	1,022	996
6.00%, 2/1/13	92	93
6.50%, 10/1/29	1,473	1,505
7..00%, 1/1/30	12	12
7.50%, 4/1/28	26	27
8.00%, 6/1/17	373	391
8.50%, 4/1/29	3	3
		3,133
Federal National Mortgage Association (24.6%)
4.50%, 10/1/33	873	803
4.56%*, 1/1/35	325	322
4.78%*, 1/1/35	388	382
4.79%*, 12/1/32	819	807
4.80%*, 11/1/34	423	418
5.00%, 10/1/18 - 5/1/34 (e)	12,233	11,580
5.22%*, 6/1/35	559	556
5.50%, 8/1/20 - 11/1/35 (e)	22,037	21,521

See notes to schedules of investments and notes to financial statements.

The Victory Portfolios  Schedules of Investments — continued
Core Bond Fund  April 30, 2006

(Amounts in Thousands)  (Unaudited)

Security Description	Principal Amount	Value
5.66%, 1/1/36	$517	$520
6.00%, 1/1/20 - 12/1/35	4,316	4,328
6.50%, 9/1/28	17	17
7.00%, 10/1/26 - 12/1/29	79	81
7.50%, 3/1/27 - 11/1/29	160	167
8.00%, 11/1/12 - 2/1/33	725	771
8.50%, 7/1/25 - 4/1/31	642	691
9.50%, 10/1/21	124	135
10.00%, 11/1/13	68	72
10.50%, 11/1/13	29	30
11.00%, 11/1/13	45	48
		43,249
Government National Mortgage Assoc. (0.3%)
7.00%, 12/15/23 - 12/15/25	130	135
7.50%, 12/15/27 - 4/15/29	10	11
8.50%, 12/15/17	20	21
9.00%, 2/15/17	23	25
9.50%, 12/15/09	328	341
		533
Total U.S. Government Mortgage Backed (Cost $47,735)		46,916
U.S. Treasury Obligations (9.1%)
U.S. Treasury Bonds (5.7%)
8.88%, 2/15/19 (c)	1,400	1,870
8.00%, 11/15/21 (c)	2,300	2,953
6.25%, 8/15/23 (c)	3,799	4,198
5.38%, 2/15/31 (c) (e)	1,101	1,118
		10,139
U.S. Treasury Notes (3.4%)
2.63%, 11/15/06 (c)	45	44
4.25%, 1/15/11 (c)	900	875
4.38%, 8/15/12 (c)	108	105
4.25%, 8/15/13	1,240	1,183
4.50%, 11/15/15 (c)	3,897	3,729
		5,936
Total U.S. Treasury Obligations (Cost $16,605)		16,075
Short-Term Securities Held as Collateral for Securities Lending (10.2%)
Pool of various securities for Victory Funds — footnote 2 (Securities Lending)	23,719	23,719
Total Short-Term Securities Held as Collateral for Securities Lending		23,719
Total Investments (Cost $203,547) (a) — 113.7%		199,739
Liabilities in excess of other assets — (13.7)%		(24,020)
NET ASSETS — 100.0%		$175,719

See notes to schedules of investments and notes to financial statements.

The Victory Portfolios  Schedules of Investments
Fund for Income  April 30, 2006

(Amounts in Thousands)  (Unaudited)

Security Description	Principal Amount	Value
Government National Mortgage Association (91.9%)
Multi-family (44.0%)
Collateralized Mortgage Obligations (29.2%)
Government National Mortgage Assoc., Series 1999-1, Class Z, 6.50%, 1/20/29	$7,611	$7,786
Government National Mortgage Assoc., Series 2002-53, Class AH, 8.00%, 1/16/17	3,728	3,804
Government National Mortgage Assoc., Series 2003-108, Class BH, 7.50%, 2/16/34	12,008	12,910
Government National Mortgage Assoc., Series 2003-22, Class AH, 8.00%, 6/16/21	6,734	6,968
Government National Mortgage Assoc., Series 2003-36, Class B, 7.50%, 2/16/31	16,468	17,327
Government National Mortgage Assoc., Series 2003-47, Class B, 8.00%, 10/16/27	9,756	10,370
Government National Mortgage Assoc., Series 2003-59, Class B, 7.50%, 7/16/18	11,919	12,285
Government National Mortgage Assoc., Series 2003-87, Class BH, 7.50%, 8/16/32	20,424	21,949
		93,399
Pass-throughs (14.8%)
6.50%, 3/20/34 - 4/20/34	13,739	13,990
7.13%, 6/15/38	6,081	6,583
7.48%, 2/15/41	1,535	1,608
7.71%, 8/15/43	1,803	1,931
7.75%, 9/15/29 - 11/15/38	5,130	5,322
7.88%, 7/15/21 - 7/15/27	4,650	4,764
7.92%, 7/15/23	726	758
7.95%, 4/15/25	424	442
8.00%, 7/15/24 - 8/15/31	4,182	4,383
8.13%, 7/15/38 - 6/15/41	5,339	5,512
8.25%, 4/15/27 - 10/15/31	1,439	1,473
8.60%, 5/15/27	560	585
		47,351
		140,750
Single Family (47.9%)
Collateralized Mortgage Obligations (1.1%)
Government National Mortgage Assoc., Series 1999-22, Class VB, 7.00%, 11/20/14	882	884
Government National Mortgage Assoc., Series 2000-9, Class PB, 7.50%, 6/16/26	2,509	2,529
Government National Mortgage Assoc., Series 1997-2, Class E, 7.50%, 1/20/29	73	75
Government National Mortgage Assoc., Series 1995-4, Class CQ, 8.00%, 6/20/25	17	17
		3,505
Pass-throughs (46.8%)
6.00%, 9/15/33 - 9/15/33	5,560	5,584
6.50%, 11/15/23 - 9/15/34	29,184	30,029
7.00%, 4/15/16 - 11/20/35	36,105	37,381
7.29%, 12/20/21 - 11/20/22	608	630
7.50%, 8/15/10 - 8/15/33	14,881	15,610
7.60%, 2/20/22	247	259
7.65%, 10/20/21 - 7/20/22	655	687
7.75%, 8/20/20 - 1/20/21	554	582

See notes to schedules of investments and notes to financial statements.

The Victory Portfolios  Schedules of Investments — continued
Fund for Income  April 30, 2006

(Amounts in Thousands, Except Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
7.95%, 7/20/20	$817	$862
8.00%, 10/15/06 - 5/20/32	23,313	24,826
8.15%, 3/15/19 - 4/15/20	175	186
8.25%, 4/20/20 - 1/15/30	382	408
8.50%, 3/15/15 - 7/15/30	17,888	19,218
8.75%, 3/20/17	51	54
8.85%, 5/15/18 - 12/15/18	1,343	1,437
9.00%, 9/15/06 - 6/20/30	10,953	11,776
9.50%, 12/15/09 - 6/15/21	223	241
10.00%, 5/15/12 - 6/15/21	148	161
		149,931
		153,436
Total Government National Mortgage Association (Cost $303,985)		294,186
U.S. Treasury Obligations (7.2%)
U.S. Treasury Bills (2.8%)
4.53%, 6/15/06	8,990	8,938
U.S. Treasury Bonds (4.4%)
10.38%, 11/15/12	8,800	9,504
11.25%, 2/15/15	3,155	4,523
		14,027
Total U.S. Treasury Obligations (Cost $23,288)		22,965
Investment Companies (0.3%)
Federated U.S. Treasury Cash Reserve Fund	903,002	903
Total Investment Companies (Cost $903)		903
Total Investments (Cost $328,176) (a) — 99.4%		318,054
Other assets in excess of liabilities — 0.6%		1,822
NET ASSETS — 100.0%		$319,876

See notes to schedules of investments and notes to financial statements.

The Victory Portfolios  Schedules of Investments — continued
Fund for Income  April 30, 2006

(Amounts in Thousands)  (Unaudited)

Notes to Schedules of Investments

(a)  Represents cost for financial reporting purposes.

At April 30, 2006, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for income tax purposes, were as follows:

	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Core Bond Fund	$204,082	$123	$(4,466)	$(4,343)
Fund for Income	329,971	1,185	(13,102)	(11,917)

(b)  All or a portion of this security has been segregated as collateral for securities purchased on a "when-issued" basis.

(c)  All or a portion of the security is on loan.

(d)  Rule 144A or other security which is restricted as to resale to institutional investors. The Fund's adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(e)  Security purchased on a "when-issued" basis.

*  Variable rate security. Rate presented represents rate in effect at April 30, 2006. Maturity date reflects actual maturity date.

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Liability Co.

ULC — Unlimited Liability Co.

See notes to schedules of investments and notes to financial statements.

  Statements of Assets and Liabilities
The Victory Portfolios  April 30, 2006

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	Core Bond Fund	Fund for Income
ASSETS:
Investments, at value (Cost $203,547; $328,176)	$199,739	$318,054
Cash	50	50
Interest and dividends receivable	1,729	2,245
Receivable for capital shares issued	616	42
Receivable from brokers for investments sold	6,708	—
Receivable from Adviser	22	3
Prepaid expenses	13	73
Total Assets	208,877	320,467
LIABILITIES:
Payable to brokers for investments purchased	9,304	—
Payable for capital shares redeemed	35	232
Payable for return of collateral received	23,719	—
Accrued expenses and other payables:
Investment advisory fees	49	133
Administration fees	2	31
Custodian fees	2	15
Accounting fees	—	1
Transfer agent fees	7	48
Shareholder service fees — Class A Shares	36	35
12b-1 Fees — Class C Shares	—	16
12b-1 Fees — Class R Shares	—	27
Other	4	53
Total Liabilities	33,158	591
NET ASSETS:
Capital	194,960	374,698
Distributions in excess of net investment income	(319)	(2,112)
Net unrealized depreciation from investments	(3,808)	(10,122)
Accumulated net realized losses from investment transactions	(15,114)	(42,588)
Net Assets	$175,719	$319,876
Net Assets
Class A Shares	$175,719	$170,132
Class C Shares	—	18,504
Class R Shares	—	131,240
Total	$175,719	$319,876
Outstanding units of beneficial interest (shares)
Class A Shares	18,991	14,569
Class C Shares	—	1,589
Class R Shares	—	11,235
Total	18,991	27,393
Net asset value
Redemption price per share — Class A Shares	$9.25	$11.67
Offering and redemption price per share — Class C Shares (a)	—	$11.65
Offering price per share — Class R Shares	—	$11.68
Maximum sales charge — Class A Shares	2.00%	2.00%
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to nearest cent) — Class A Shares	$9.44	$11.91

(a)  Redemption price per share varies by length of time shares are held.

See notes to financial statements.

  Statements of Operations
The Victory Portfolios  For the Six Months Ended April 30, 2006

(Amounts in Thousands)  (Unaudited)

	Core Bond Fund	Fund for Income
Investment Income:
Interest income	$4,554	$9,224
Dividend income	—	18
Income from securities lending	28	—
Total Income	4,582	9,242
Expenses:
Investment advisory fees	444	832
Administration fees	78	147
Shareholder service fees — Class A Shares	222	216
12b-1 fees Class — C Shares	—	98
12b-1 fees Class — R Shares	—	175
Accounting fees	45	68
Custodian fees	35	60
Legal and audit fees	36	68
Trustees' fees and expenses	14	24
Chief Compliance Officer fees and expenses	2	4
Transfer agent fees	21	147
Registration fees	7	16
Printing fees	1	9
Other	9	10
Total Expenses	914	1,874
Expenses waived/reimbursed by Adviser	(172)	(30)
Net Expenses	742	1,844
Net Investment Income	3,840	7,398
Realized/Unrealized Losses from Investments:
Net realized losses from investment transactions	(2,396)	(1,028)
Net change in unrealized appreciation/depreciation from investments	(962)	(3,129)
Net realized/unrealized losses from investments	(3,358)	(4,157)
Net increase from payments by affiliates for reimbursement of prior year expenses	25	45
Change in net assets resulting from operations	$507	$3,286

See notes to financial statements.

The Victory Portfolios  Statements of Changes in Net Assets

(Amounts in Thousands)

	Core Bond Fund		Fund for Income
	Six Months Ended April 30, 2006	Year Ended October 31, 2005	Six Months Ended April 30, 2006	Year Ended October 31, 2005
	(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income	$3,840	$6,371	$7,398	$12,577
Net realized losses from investment transactions	(2,396)	(1,485)	(1,028)	(44)
Net change in unrealized appreciation/ depreciation from investments	(962)	(5,661)	(3,129)	(11,712)
Net increase from payments by affiliates for reimbursement of prior year expenses	25	—	45	—
Change in net assets resulting from operations	507	(775)	3,286	821
Distributions to Shareholders:
From net investment income by class:
Class A Shares	(4,331)	(7,669)	(5,166)	(10,068)
Class C Shares	—	—	(511)	(1,040)
Class R Shares	—	—	(4,068)	(9,377)
Change in net assets from distributions to shareholders	(4,331)	(7,669)	(9,745)	(20,485)
Capital Transactions:
Proceeds from shares issued	21,449	47,018	40,479	73,800
Dividends reinvested	4,282	5,810	8,099	13,850
Cost of shares redeemed	(26,080)	(51,800)	(63,308)	(134,509)
Change in net assets from capital transactions	(349)	1,028	(14,730)	(46,859)
Change in net assets	(4,173)	(7,416)	(21,189)	(66,523)
Net Assets:
Beginning of period	179,892	187,308	341,065	407,588
End of period	$175,719	$179,892	$319,876	$341,065
Share Transactions:
Issued	2,270	4,847	3,410	6,026
Reinvested	455	602	685	1,137
Redeemed	(2,768)	(5,352)	(5,344)	(10,970)
Change in Shares	(43)	97	(1,249)	(3,807)
Accumulated undistributed (distributions in excess of) net investment income	$(319)	$172	$(2,112)	$235

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Core Bond Fund
	Class A Shares
	Six Months Ended April 30, 2006		Year Ended October 31, 2005	Year Ended October 31, 2004	Year Ended October 31, 2003	Year Ended October 31, 2002	Year Ended October 31, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$9.45		$9.89	$9.95	$9.98	$10.02	$9.30
Investment Activities
Net investment income	0.20		0.33	0.29	0.33	0.41	0.53
Net realized and unrealized gains (losses) on investments	(0.17)		(0.37)	0.04	0.06	0.02	0.74
Total from Investment Activities	0.03		(0.04)	0.33	0.39	0.43	1.27
Distributions
Net investment income	(0.23)		(0.40)	(0.39)	(0.42)	(0.47)	(0.55)
Total Distributions	(0.23)		(0.40)	(0.39)	(0.42)	(0.47)	(0.55)
Net Asset Value, End of Period	$9.25		$9.45	$9.89	$9.95	$9.98	$10.02
Total Return (excludes sales charges)	0.28	%(a)	(0.44%)	3.33%	3.98%	4.54%	14.07%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$175,719		$179,892	$187,308	$216,904	$323,146	$322,312
Ratio of expenses to average net assets	0.84	%(b)	0.83%	1.07%	1.10%	1.06%	0.92%
Ratio of net investment income to average net assets	4.32	%(b)	3.40%	2.98%	3.38%	4.22%	5.44%
Ratio of expenses to average net assets*	1.02	%(b)	1.09%	1.26%	1.24%	1.24%	1.26%
Ratio of net investment income to average net assets*	4.14	%(b)	3.14%	2.79%	3.24%	4.04%	5.10%
Portfolio turnover	156	%(a)	187%	125%	217%	168%	278%

*  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(a)  Not annualized.

(b)  Annualized.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Fund for Income
	Class A Shares
	Six Months Ended April 30, 2006		Year Ended October 31, 2005	Year Ended October 31, 2004	Year Ended October 31, 2003	Year Ended October 31, 2002	Year Ended October 31, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$11.91		$12.56	$12.87	$13.44	$13.44	$12.77
Investment Activities
Net investment income	0.26		0.42	0.35 **	0.46	0.65	0.80
Net realized and unrealized gains (losses) on investments	(0.15)		(0.38)	0.07	(0.30)	0.11	0.67
Total from Investment Activities	0.11		0.04	0.42	0.16	0.76	1.47
Distributions
Net investment income	(0.35)		(0.69)	(0.73)	(0.73)	(0.76)	(0.80)
Total Distributions	(0.35)		(0.69)	(0.73)	(0.73)	(0.76)	(0.80)
Net Asset Value, End of Period	$11.67		$11.91	$12.56	$12.87	$13.44	$13.44
Total Return (excludes sales charges)	0.93	%(a)	0.35%	3.36%	1.15%	5.89%	11.84%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$170,132		$169,399	$189,716	$221,181	$243,889	$194,914
Ratio of expenses to average net assets	1.03	%(b)	1.01%	1.00%	1.00%	0.99%	0.96%
Ratio of net investment income to average net assets	4.53	%(b)	3.48%	2.77%	3.36%	4.72%	6.07%
Ratio of expenses to average net assets*	1.03	%(b)	1.07%	1.03%	1.01%	0.99%	1.04%
Ratio of net investment income to average net assets*	4.53	%(b)	3.42%	2.74%	3.35%	4.72%	5.99%
Portfolio turnover (c)	23	%(a)	20%	34%	60%	53%	20%

*  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

**  Calculated using average shares for the period.

(a)  Not annualized.

(b)  Annualized.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Fund For Income
	Class C Shares
	Six Months Ended April 30, 2006		Year Ended October 31, 2005	Year Ended October 31, 2004	Year Ended October 31, 2003	March 1, 2002 through October 31, 2002(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$11.88		$12.53	$12.84	$13.43	$13.22
Investment Activities
Net investment income	0.22		0.35	0.29 **	0.48	0.42
Net realized and unrealized gains (losses) on investments	(0.14)		(0.39)	0.06	(0.41)	0.25
Total from Investment Activities	0.08		(0.04)	0.35	0.07	0.67
Distributions
Net investment income	(0.31)		(0.61)	(0.66)	(0.66)	(0.46)
Total Distributions	(0.31)		(0.61)	(0.66)	(0.66)	(0.46)
Net Asset Value, End of Period	$11.65		$11.88	$12.53	$12.84	$13.43
Total Return (excludes contingent deferred sales charges)	0.65	%(b)	(0.33%)	2.79%	0.49%	5.17	%(b)
Ratios/Supplemental Data:
Net Assets at end of period (000)	$18,504		$20,543	$24,187	$29,806	$1,155
Ratio of expenses to average net assets	1.75	%(c)	1.70%	1.55%	1.55%	1.68	%(c)
Ratio of net investment income to average net assets	3.81	%(c)	2.81%	2.27%	2.23%	3.75	%(c)
Ratio of expenses to average net assets*	1.91	%(c)	2.01%	1.90%	1.88%	2.23	%(c)
Ratio of net investment income to average net assets*	3.65	%(c)	2.50%	1.92%	1.90%	3.20	%(c)
Portfolio turnover (d)	23	%(b)	20%	34%	60%	53	%(b)

*  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

**  Calculated using average shares for the period.

(a)  Period from commencement of operations.

(b)  Not annualized.

(c)  Annualized.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Fund For Income
	Class R Shares
	Six Months Ended April 30, 2006		Year Ended October 31, 2005	Year Ended October 31, 2004	Year Ended October 31, 2003	Year Ended October 31, 2002	Year Ended October 31, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$11.91		$12.56	$12.87	$13.44	$13.44	$12.77
Investment Activities
Net investment income	0.26		0.40	0.33 **	0.42	0.64	0.79
Net realized and unrealized gains (losses) on investments	(0.15)		(0.37)	0.08	(0.27)	0.11	0.68
Total from Investment Activities	0.11		0.03	0.41	0.15	0.75	1.47
Distributions
Net investment income	(0.34)		(0.68)	(0.72)	(0.72)	(0.75)	(0.80)
Total Distributions	(0.34)		(0.68)	(0.72)	(0.72)	(0.75)	(0.80)
Net Asset Value, End of Period	$11.68		$11.91	$12.56	$12.87	$13.44	$13.44
Total Return	0.96	%(a)	0.26%	3.25%	1.08%	5.80%	11.84%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$131,240		$151,123	$193,685	$295,597	$345,144	$242,716
Ratio of expenses to average net assets	1.12	%(b)	1.10%	1.10%	1.07%	1.08%	0.97%
Ratio of net investment income to average net assets	4.44	%(b)	3.41%	2.61%	3.34%	4.62%	6.05%
Ratio of expenses to average net assets*	1.12	%(b)	1.13%	(c)	(c)	1.08%	1.07%
Ratio of net investment income to average net assets*	4.44	%(b)	3.38%	(c)	(c)	4.62%	5.95%
Portfolio turnover (d)	23	%(a)	20%	34%	60%	53%	20%

*  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

**  Calculated using average shares for the period.

(a)  Not annualized.

(b)  Annualized.

(c)  There were no fee reductions during the period.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Schedules of Investments
National Municipal Bond Fund  April 30, 2006

(Amounts in Thousands)  (Unaudited)

	Principal Amount	Value
Municipal Bonds (94.8%)
Alabama (1.1%)
Sheffield, Electric Revenue, 5.00%, 7/1/20, Callable 1/1/13 @ 100, AMBAC	$680	$705
Alaska (1.5%)
North Slope Boro, Series A, 0.00%, 6/30/06, MBIA	1,000	993
Arizona (7.4%)
Maricopa County School District Number 41, Gilbert, GO, 4.25%, 7/1/10, FSA	500	510
Maricopa County School District Number 68, Alahambra, GO, 5.00%, 7/1/10, FSA	1,500	1,573
Maricopa County School District Number 98, Fountain Hills Unified Capital Appreciation, GO, 0.00%, 7/1/06, FGIC	1,275	1,267
Maricopa County School District Number 98, Fountain Hills University, GO, 5.00%, 7/1/10, FSA	1,000	1,049
Maricopa County Unified School District Number 89, Dysart School Improvements, Series B, GO, 5.00%, 7/1/23, Callable 7/1/14 @ 100, FSA	500	532
		4,931
California (9.4%)
Cabrillo Community College District, GO, 5.25%, 8/1/17, Callable 8/1/14 @ 100, MBIA	4,575	4,890
San Marcos Public Facilities Authority, Tax Allocation Revenue, Project Area Number 3, Series A, 4.63%, 8/1/36, Callable 8/1/16 @ 100, AMBAC	1,500	1,461
		6,351
Connecticut (1.9%)
State, Series A, GO, 5.63%, 5/15/13, Prefunded 5/15/06 @ 101	1,250	1,264
Florida (8.6%)
Brevard County Health Care Facilities Revenue, Health First Project, 5.00%, 4/1/34, Callable 4/1/16 @ 100	2,000	2,017
Gulf Breeze Revenue, 4.00%, 12/1/20, FGIC (c)	1,000	990
Miami-Dade County School Board, Series C, 4.00%, 10/1/14, AMBAC (c)	750	741
State Board of Education, Public Education, Capital Outlay, Series A, GO, 5.00%, 6/1/06	2,000	2,003
		5,751
Illinois (2.3%)
Rockford School District Number 205, GO, 5.00%, 2/1/13, FGIC	450	476
State Educational Facilities Authority Revenue, Robert Morris College, 5.80%, 6/1/30, Callable 12/1/07 @ 100, MBIA	1,000	1,029
		1,505
Indiana (4.2%)
Health & Educational Facility Financing Authority Hospital Revenue, Clarian Health Obligations, Series A, 5.00%, 2/15/39, Callable 2/15/16 @ 100	2,000	2,007
Northern Wells Community School Building Corp., Revenue, 4.60%, 1/15/11, FGIC	285	294
State Educational Facilities Authority Revenue, University of Indianapolis, 5.00%, 10/1/34	525	521
		2,822

See notes to schedules of investments and notes to financial statements.

The Victory Portfolios  Schedules of Investments — continued
National Municipal Bond Fund  April 30, 2006

(Amounts in Thousands)  (Unaudited)

	Principal Amount	Value
Kansas (5.3%)
Salina Hospital Revenue, Salina Regional Health, 4.63%, 10/1/31, Callable 4/1/16 @ 100	$500	$478
Salina Hospital Revenue, Salina Regional Health, 5.00%, 10/1/36, Callable 4/1/16 @ 100	825	833
State Development Finance Authority Revenue, Athletic Facilities, University of Kansas, 5.00%, 6/1/20, Callable 6/1/14 @ 100	1,175	1,209
State Development Finance Authority Revenue, Health Facilities, Hayes Medical Center, Inc., Series L, 5.00%, 11/15/20, Callable 11/15/15 @ 100	1,000	1,019
		3,539
Maine (3.2%)
University of Maine Systems Revenue, 4.63%, 3/1/29, Callable 3/1/15 @ 100, FGIC	545	537
Westbrook, GO, 5.75%, 10/1/19, Callable 10/1/10 @ 101, AMBAC	715	773
Westbrook, GO, 5.75%, 10/1/20, Callable 10/1/10 @ 101, AMBAC	730	789
		2,099
Massachusetts (4.3%)
Pittsfield, GO, 5.50%, 4/15/15, Callable 4/15/12 @ 101, MBIA	2,655	2,888
Michigan (4.9%)
Municipal Bond Authority, Revenue, 6.80%, 11/1/07, Callable 11/1/06 @ 100	240	243
State Hospital Financial Authority Revenue, Mclaren Health Care, Series C, 5.00%, 8/1/35	500	501
Wayne County Community College, GO, 5.00%, 7/1/06, FGIC	2,500	2,506
		3,250
Minnesota (8.2%)
Chaska Electric Revenue, Generating Facilities, Series A, 5.25%, 10/1/20, Callable 10/1/15 @ 100	1,000	1,051
Chaska Electric Revenue, Generating Facilities, Series A, 5.00%, 10/1/30, Callable 10/1/15 @ 100	500	506
Maple Grove Health Care Facilities Revenue, North Memorial Health Care, 5.00%, 9/1/29, Callable 9/1/15 @ 100	1,800	1,823
State Higher Educational Facilities Authority Revenue, St. John University, Series 6-G, 5.00%, 10/1/22	1,000	1,038
State Higher Educational Facilities Authority Revenue, University of St. Thomas, Series 5-Y, 5.00%, 10/1/24	1,000	1,023
		5,441
Missouri (3.5%)
Kearney Public Improvements, GO, 5.50%, 3/1/16, AMBAC	1,000	1,066
St. Louis Municipal Finance Corp., Series A, Lease Revenue, 5.00%, 2/15/18, Callable 2/15/12 @ 100, FGIC	250	258
State Health & Educational Facilities Authority Revenue, BJC Health Systems, Series A, 5.00%, 5/15/21, Callable 5/15/15 @ 100	1,000	1,031
		2,355
Nebraska (0.4%)
Omaha Metropolitan Utilities District Water Revenue, Series A, 4.38%, 12/1/31, Callable 12/1/16 @ 100, FSA	250	237

See notes to schedules of investments and notes to financial statements.

The Victory Portfolios  Schedules of Investments — continued
National Municipal Bond Fund  April 30, 2006

(Amounts in Thousands)  (Unaudited)

	Principal Amount	Value
New Jersey (4.5%)
Economic Development Authority Revenue, Transportation Project Sublease, Series B, 5.38%, 5/1/06, FSA	$3,000	$3,000
New Mexico (1.5%)
Sandoval County, Incentive Payment Revenue, 4.38%, 6/1/20, Callable 6/1/15 @ 100	1,000	981
New York (1.6%)
State Dormitory Authority, University of Rochester, Series A, 5.00%, 7/1/23, Callable 7/1/08 @ 101, MBIA	1,000	1,033
North Carolina (1.2%)
East Carolina University, Series A, Revenue, 5.25%, 11/1/21, AMBAC	750	791
Ohio (5.0%)
Hamilton County Sewer System Improvements, Metropolitan Sewer District, Series A, 5.75%, 12/1/25, Callable 6/1/10 @ 101, MBIA	450	488
Harrison, GO, 5.45%, 12/1/10, FGIC	150	161
Harrison, GO, 5.90%, 12/1/18, Callable 12/1/10 @ 100, FGIC	250	273
McDonald School District, GO, 6.00%, 12/1/22, Callable 12/1/10 @ 100, AMBAC	1,000	1,110
State Higher Educational Facilities Revenue, College of Wooster Project, 4.00%, 9/1/06	250	250
State Highway Capital Improvements, Series F, GO, 5.25%, 5/1/11	1,000	1,069
		3,351
Pennsylvania (7.1%)
Erie School District, GO, 5.80%, 9/1/29, Callable 9/1/10 @ 100, AMBAC	250	270
Montgomery County Higher Education & Health Authority Revenue Health Systems, Catholic Health East, Series C, 5.50%, 11/15/24, Callable 11/15/14 @ 100	1,000	1,047
Mountaintop Area Joint Sanitation Authority, 5.65%, 12/15/30, Callable 12/15/10 @ 100, MBIA	250	270
Saint Mary Hospital Authority Health Systems Revenue, Catholic Health East, Series B, 5.50%, 11/15/24, Callable 11/15/14 @ 100	100	105
Saint Mary Hospital Authority Health Systems Revenue, Catholic Health East, Series B, 5.38%, 11/15/34, Callable 11/15/14 @ 100	1,000	1,034
State Higher Educational Facilities Authority Revenue, University of Pennsylvania Health Systems, Series A, 4.00%, 8/15/06	1,000	1,001
State Higher Educational Facilities Authority Revenue, University of Pennsylvania Health Systems, Series A, 5.00%, 8/15/07	1,000	1,015
		4,742
South Carolina (0.8%)
University of South Carolina, Series A, 5.75%, 6/1/30, Callable 6/1/20 @ 100, FGIC	500	537
Texas (3.6%)
Austin Utility System Revenue, Series A, 6.00%, 11/15/06, MBIA	1,000	1,013
Galena Park Independent School District, GO, 5.50%, 8/15/13, Prerefunded 8/15/06 @ 100 (b)	1,390	1,397
		2,410

See notes to schedules of investments and notes to financial statements.

The Victory Portfolios  Schedules of Investments — continued
National Municipal Bond Fund  April 30, 2006

(Amounts in Thousands, Except Shares)  (Unaudited)

	Shares or Principal Amount	Value
Washington (3.3%)
King County, GO, 5.00%, 6/1/06	$1,000	$1,001
Whitman County School District Number 267, Pullman, GO, 5.63%, 12/1/17, Callable 6/1/12 @ 100, FSA	1,115	1,204
		2,205
Total Municipal Bonds (Cost $62,017)		63,181
Investment Companies (7.4%)
Blackrock Liquidity Funds MuniFund	1,884,935	1,885
Merrill Lynch Institutional Tax Exempt Fund	3,047,648	3,048
Total Investment Companies (Cost $4,933)		4,933
Total Investments (Cost $66,950) (a) — 102.2%		68,114
Liabilities in excess of other assets — (2.2)%		(1,482)
NET ASSETS — 100.0%		$66,632

See notes to schedules of investments and notes to financial statements.

The Victory Portfolios  Schedules of Investments
Ohio Municipal Bond Fund  April 30, 2006

(Amounts in Thousands)  (Unaudited)

	Principal Amount	Value
Municipal Bonds (95.0%)
General Obligations (59.1%)
Business & Public Services (0.2%)
Mount Vernon Knox County Public Library District, 5.15%, 12/1/09	$220	$230
County, City & Special District (6.8%)
Butler County, 5.60%, 12/1/09, Callable 12/1/06 @ 101, AMBAC	180	184
Cleveland, 5.75%, 8/1/12, MBIA	875	965
Columbus, 5.25%, 1/1/11	1,000	1,066
Columbus, Series B, 2.75%, 6/15/10	120	114
Erie County, 5.50%, 10/1/20, Callable 10/1/10 @ 100, FGIC	250	265
Portage County, 5.25%, 12/1/24, Callable 12/1/14 @ 100, AMBAC	760	810
Summit County, Series R, 5.50%, 12/1/13, FGIC	250	275
Summit County, Series R, 5.50%, 12/1/16, FGIC	535	592
Summit County, Series R, 5.50%, 12/1/17, FGIC	930	1,033
Summit County, Series R, 5.50%, 12/1/18, FGIC	1,095	1,222
Vandalia, 5.25%, 12/1/21, Callable 12/1/14 @ 100, AMBAC	1,305	1,391
Warren County Special Assesment, 6.55%, 12/1/14	725	810
		8,727
Education (40.9%)
Allen East Local School District, 5.38%, 12/1/25, Callable 12/1/14 @ 100, AMBAC	1,900	2,067
Anthony Wayne Local School District, 5.75%, 12/1/30, Callable 12/1/10 @ 101, FSA	2,215	2,418
Barnesville Village School District, District Credit Program, 5.75%, 12/1/22, Callable 12/1/10 @ 101	500	540
Brecksville-Broadview Heights City School District, 6.50%, 12/1/16, Callable 12/1/06 @ 102, FGIC	1,000	1,036
Brunswick City School District Improvements, 6.00%, 12/1/26, Callable 12/1/09 @ 101, FGIC	500	542
Chillicothe City School District, 5.00%, 12/1/17, Callable 12/1/14 @ 100, FGIC	1,145	1,206
Chillicothe City School District, 5.00%, 12/1/19, Callable 12/1/14 @ 100, FGIC	1,245	1,305
Chillicothe City School District, 5.25%, 12/1/23, Callable 12/1/14 @ 100, FGIC	1,580	1,684
Chillicothe City School District, 5.25%, 12/1/26, Callable 12/1/14 @ 100, FGIC	840	892
Cleveland Municipal School District, 5.25%, 12/1/24, Callable 6/1/14 @ 100, FSA	1,295	1,372
East Holmes Local School District, 6.13%, 12/1/20, Callable 12/1/10 @ 102, FGIC	500	558
Fairfield City School District, 7.45%, 12/1/14, FGIC	1,000	1,198
Fairview Park City School District, School Improvement, 5.00%, 12/1/29, Callable 6/1/15 @ 100, MBIA	1,125	1,164
Field Local School District, 5.00%, 12/1/24, Callable 6/1/15 @ 100, AMBAC	1,290	1,344
Hamilton City School District Improvements, Series A, 5.38%, 12/1/16, Callable 12/1/11 @ 100, FGIC	1,200	1,294
Hamilton City School District Improvements, Series A, 6.15%, 12/1/16, State Aid Withholding	600	692
Jackson Local School District, 5.63%, 12/1/25, Callable 12/1/10 @ 100, FSA	1,500	1,617
Lake Local School District, Stark County, School Improvement, 5.00%, 12/1/25, Callable 6/1/15 @ 100, FSA	1,730	1,798
Lake Local School District, Wood County, 4.60%, 12/1/11, MBIA	450	468
Lake Local School District, Wood County, 5.30%, 12/1/21, Callable 12/1/11 @ 101, MBIA	1,575	1,675
Lakota Local School District, 4.00%, 12/1/06, FGIC	1,000	1,002

See notes to schedules of investments and notes to financial statements.

The Victory Portfolios  Schedules of Investments — continued
Ohio Municipal Bond Fund  April 30, 2006

(Amounts in Thousands)  (Unaudited)

	Principal Amount	Value
Lima City School District, 5.20%, 12/1/06, AMBAC	$255	$257
Lima City School District, 5.00%, 12/1/07, AMBAC	405	413
Lima City School District, 5.00%, 12/1/08, AMBAC	400	413
Lima City School District, 6.00%, 12/1/22, Callable 12/1/10 @ 102, AMBAC	30	33
Lima City School District, 6.00%, 12/1/22, Prerefunded 12/1/10 @ 102, AMBAC	1,970	2,193
Madeira City School District, 5.25%, 12/1/20, Callable 12/1/14 @ 100,MBIA	1,150	1,228
Marion Local School District, 5.75%, 12/1/22, Callable 12/1/10 @ 101, MBIA	230	249
Marysville Exempt Village School District, 5.25%, 12/1/18, Callable 12/1/12 @ 100, MBIA	605	643
Marysville Exempt Village School District, 6.00%, 12/1/24, Callable 12/1/10 @ 101, AMBAC	725	799
Minerva Local School District, Classroom Facilities, 5.13%, 12/1/20, Callable 12/1/12 @ 100, MBIA	2,700	2,829
Newcomerstown Exempt Village School Facilities, 6.25%, 12/1/23, Callable 12/1/10 @ 102, MBIA	900	1,009
Nordonia Hills City School District, 5.38%, 12/1/20, Callable 12/1/10 @ 101, AMBAC	1,500	1,614
Nordonia Hills City School District, 5.45%, 12/1/25, Callable 12/1/10 @ 101, AMBAC	1,500	1,619
Pickerington Local School Distict, 4.30%, 12/1/24, Callable 12/1/16 @ 100, MBIA	620	593
Pickerington Local School Distict, 4.38%, 12/1/28, Callable 12/1/16 @ 100, MBIA	1,875	1,785
Seneca East Local School District, Captial Appreciation, Classroom Facilities, 0.00%, 12/1/19, FSA	445	232
Seneca East Local School District, Captial Appreciation, Classroom Facilities, 0.00%, 12/1/20, FSA	145	72
Sidney City School District, 4.70%, 12/1/11, FGIC	200	209
Springboro Community City School District, 5.00%, 12/1/23, Callable 6/1/14 @ 100, MBIA	2,065	2,144
Springfield City School District, 4.50%, 12/1/11, FGIC	500	518
Springfield City School District, 5.00%, 12/1/17, Callable 12/1/11 @ 102, FGIC	500	524
State Higher Education, Capital Facility, Series A, 5.25%, 2/1/09	230	239
State Higher Education, Series B, 4.25%, 11/1/11	550	563
Worthington City School District, 5.90%, 12/1/08, FGIC	1,945	2,050
Worthington City School District, 6.00%, 12/1/10, FGIC	2,175	2,380
Worthington City School District, 6.00%, 12/1/11, FGIC	2,255	2,502
		52,982
Public Facilities (Convention, Sport, Public Buildings) (1.0%)
Hilliard, 5.25%, 12/1/27, Callable 12/1/12 @ 100	625	674
Lorain County Justice Center, 4.20%, 12/1/11, FGIC	385	393
Lorain County Justice Center, 4.25%, 12/1/12, FGIC	250	255
		1,322
Public Improvements (7.7%)
Akron, 5.50%, 12/1/21, Callable 12/1/10 @ 101	510	551
Cincinnati, 5.00%, 12/1/09	2,455	2,560
Columbus, Series 1, 5.50%, 11/15/10	1,000	1,075
Monroe, 5.00%, 12/1/24, Callable 12/1/13 @ 100, FSA	1,090	1,128
State Infrastructure Improvement, Series A, 4.50%, 9/1/06	3,625	3,636
State Reference & Improvement, Infrastructure, Series A, 5.00%, 8/1/06	1,135	1,139
		10,089

See notes to schedules of investments and notes to financial statements.

The Victory Portfolios  Schedules of Investments — continued
Ohio Municipal Bond Fund  April 30, 2006

(Amounts in Thousands)  (Unaudited)

	Principal Amount	Value
Transportation (1.3%)
State Highway Capital Improvements, Series F, 5.25%, 5/1/10	$500	$529
Toledo, Street Improvements, 5.00%, 12/1/16, Callable 12/1/11 @ 100, MBIA	1,050	1,107
		1,636
Utilities (Sewers, Telephone, Electric) (1.2%)
Avon, Route 83 Sewer Improvements, 6.50%, 12/1/15	335	398
Canton, Waterworks System, 5.75%, 12/1/10, Callable 12/1/06 @ 101, AMBAC	500	510
Huron County, Landfill Issue II, 5.40%, 12/1/07, MBIA	285	293
Huron County, Landfill Issue II, 5.60%, 12/1/09, Callable 12/1/07 @ 102, MBIA	320	335
		1,536
		76,522
Revenue Bonds (35.9%)
Education (11.2%)
Bowling Green State University General Receipts, 4.80%, 6/1/10, FGIC	1,000	1,040
Cincinnati Technical College, 5.00%, 10/1/10, AMBAC	500	526
Cincinnati Technical College, 5.00%, 10/1/12, AMBAC	650	691
Cleveland State University General Receipts, 5.25%, 6/1/24, Callable 6/1/14 @ 100, FGIC	1,000	1,062
Ohio State University General Receipts, Series A, 5.00%, 6/1/06	1,750	1,751
Ohio State University General Receipts, Series A, 5.75%, 12/1/24, Prerefunded 12/1/09 @ 101	1,250	1,344
State Higher Educational Facility Commission Revenue, John Carroll University Project, 5.00%, 11/15/12	400	423
State Higher Educational Facility Commission Revenue, John Carroll University Project, 5.00%, 11/15/13	250	264
State Higher Educational Facility Commission Revenue, John Carroll University Project, 5.50%, 11/15/17, Callable 11/15/13 @ 100	420	451
State Higher Educational Facility Commission Revenue, John Carroll University Project, 5.50%, 11/15/18, Callable 11/15/13 @ 100	335	360
State Higher Educational Facility Commission Revenue, Xavier University Project, 6.00%, 5/15/08, Callable 5/15/07 @ 102, MBIA	500	521
State Higher Educational Facility Revenue, College of Wooster Project, 4.00%, 9/1/08	350	352
State Higher Educational Facility Revenue, College of Wooster Project, 4.00%, 9/1/11	300	301
State Higher Educational Facility Revenue, College of Wooster Project, 4.00%, 9/1/12	300	299
State Higher Educational Facility Revenue, College of Wooster Project, 5.00%, 9/1/16, Callable 9/1/15 @ 100	600	627
State Special Obligation, Elementary & Secondary Education Facilities, Series A, 5.00%, 6/1/07, AMBAC	1,100	1,116
State Special Obligation, Elementary & Secondary Education Facilities, Series B, 5.00%, 12/1/06, FSA	1,550	1,562
University of Akron General Receipts, 4.25%, 1/1/20, Callable 1/1/16 @ 100, AMBAC	760	741
Wright State University General Receipts, 5.00%, 5/1/21, Callable 5/1/14 @ 100, MBIA	1,000	1,042
		14,473

See notes to schedules of investments and notes to financial statements.

The Victory Portfolios  Schedules of Investments — continued
Ohio Municipal Bond Fund  April 30, 2006

(Amounts in Thousands)  (Unaudited)

	Principal Amount	Value
Hospitals, Nursing Homes & Health Care (5.8%)
Franklin County Hospital Revenue, The Childrens Hospital Project, Series C, 5.00%, 5/1/15, FGIC	$1,585	$1,677
Franklin County Hospital Revenue, The Childrens Hospital Project, Series C, 5.00%, 5/1/16, Callable 5/1/15 @ 100, FGIC	1,335	1,407
Franklin County Hospital Revenue, The Childrens Hospital Project, Series C, 5.00%, 5/1/17, Callable 5/1/15 @ 100, FGIC	1,505	1,580
Franklin County Hospital Revenue, The Childrens Hospital Project, Series C, 4.63%, 5/1/35, Callable 5/1/15 @ 100, FGIC	550	534
Lucas County Hospital Revenue, 5.75%, 11/15/14, Prerefunded 11/15/06 @ 102, MBIA	1,785	1,840
Summit County Healthcare Facilities Revenue, Village at St. Edward Project, 3.75%, 12/1/25	500	489
		7,527
Housing (0.7%)
Capital Corp. for Housing Management, Kent Gardens, Series II, 6.35%, 7/1/15, Callable 1/1/07 @ 100, MBIA FHA	890	891
Public Facilities (Convention, Sport, Public Buildings) (1.6%)
State Building Authority, Adult Correction Facilities, Series A, 5.50%, 10/1/10, FSA	1,000	1,069
State Building Authority, James A. Rhodes State Office, Series A, 5.00%, 6/1/08	1,000	1,026
		2,095
Public Improvements (1.6%)
Franklin County Development, American Chemical Society Project, 5.00%, 10/1/06	1,350	1,357
Twinsburg, 5.50%, 12/1/15, Callable 12/1/11 @ 100, FGIC	600	648
		2,005
Transportation (5.6%)
State Infrastructure Revenue, 5.00%, 12/15/07	1,175	1,199
State Revenue, Major New State Infrastructure, 5.00%, 6/15/06	6,000	6,011
		7,210
Utilities (Sewers, Telephone, Electric) (4.0%)
Akron Sewer System Revenue, 4.95%, 12/1/10, AMBAC	300	314
Akron Sewer System Revenue, 4.00%, 12/1/12, AMBAC	825	827
Columbus Sewer Revenue, 5.00%, 6/1/06	1,875	1,876
Cuyahoga County Utility System, Medical Center Co. Project, Series B, 5.85%, 8/15/10, Callable 8/15/06 @ 101, MBIA, AMT	1,500	1,531
Hamilton County Sewer System Revenue Improvement, Metropolitan Sewer District, Series B, 4.50%, 12/1/27, MBIA	650	636
		5,184
Utilities — Water (5.4%)
Akron Waterworks Revenue, 5.63%, 12/1/20, Callable 6/1/10 @ 100, AMBAC	1,250	1,327
Avon Lake Water System Revenue, Series A, 5.50%, 10/1/17, Callable 10/1/10 @ 100, AMBAC	420	450
Avon Lake Water System Revenue, Series A, 5.50%, 10/1/18, Callable 10/1/10 @ 100, AMBAC	445	476
Clermont County Waterworks Revenue, Clermont County Sewer District, 4.25%, 8/1/12, AMBAC	1,750	1,786

See notes to schedules of investments and notes to financial statements.

The Victory Portfolios  Schedules of Investments — continued
Ohio Municipal Bond Fund  April 30, 2006

(Amounts in Thousands, Except Shares)  (Unaudited)

	Shares or Principal Amount	Value
Greene County Water System Revenue, Governmental Enterprise, 5.00%, 12/1/21, Callable 12/1/14 @ 100, FSA	$1,000	$1,043
Warren County Waterworks Revenue, Warren County Water District, 5.00%, 12/1/16, Callable 12/1/12 @ 101, FSA	645	679
Warren County Waterworks Revenue, Warren County Water District, 5.00%, 12/1/17, Callable 12/1/12 @ 101, FSA	430	451
Warren County Waterworks Revenue, Warren County Water District, 5.00%, 12/1/18, Callable 12/1/12 @ 101, FSA	710	742
		6,954
		46,339
Total Municipal Bonds (Cost $119,383)		122,861
Investment Companies (2.2%)
Blackrock Ohio Money Market	2,816,723	2,817
Total Investment Companies (Cost $2,817)		2,817
Total Investments (Cost $122,200) (a) — 97.2%		125,678
Other assets in excess of liabilities — 2.8%		3,574
NET ASSETS — 100.0%		$129,252

Notes to Schedules of Investments

(a)  Represents cost for financial reporting purposes.

At April 30, 2006, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for income tax purposes, were as follows:
	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
National Municipal Bond Fund	$66,927	$1,340	$(153)	$1,187
Ohio Municipal Bond Fund	122,169	3,723	(214)	3,509

(b)  All or a portion of this security has been segregated as collateral for securities purchased on a "when-issued" basis.

(c)  Security purchased on a "when-issued" basis.

*  Variable rate security. Rate presented represents rate in effect at April 30, 2006. Maturity date reflects actual maturity date.

AMBAC — Insured by American Municipal Bond Assurance Corp.

AMT — Alternative Minimum Tax

FGIC — Insured by Financial Guaranty Insurance Co.

FHA — Insured by Federal Home Association

FSA — Insured by Financial Security Assurance

GO — General Obligation

LOC — Letter of Credit

MBIA — Municipal Bond Insurance Association

See notes to schedules of investments and notes to financial statements.

  Statements of Assets and Liabilities
The Victory Portfolios  April 30, 2006

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	National Municipal Bond Fund	Ohio Municipal Bond Fund
ASSETS:
Investments, at value (Cost $66,950; $122,200)	$68,114	$125,678
Cash	50	50
Interest and dividends receivable	858	2,370
Receivable for capital shares issued	15	52
Receivable from brokers for investments sold	367	1,497
Receivable from Adviser	10	—
Prepaid expenses	23	—	(a)
Total Assets	69,437	129,647
LIABILITIES:
Payable to brokers for investments purchased	2,730	—
Payable for capital shares redeemed	15	258
Accrued expenses and other payables
Investment advisory fees	25	59
Administration fees	1	2
Custodian fees	3	3
Transfer agent fees	8	13
Shareholder service fees	14	27
Other	9	33
Total Liabilities	2,805	395
NET ASSETS:
Capital	65,313	125,531
Accumulated undistributed net investment income	19	37
Net unrealized appreciation from investments	1,164	3,478
Accumulated net realized gains from investment transactions	136	206
Net Assets	$66,632	$129,252
Outstanding units of beneficial interest (shares)	6,232	11,229
Net asset value
Redemption price per share — Class A Shares	$10.69	$11.51
Maximum sales charge — Class A Shares	2.00%	2.00%
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to nearest cent) — Class A Shares	$10.91	$11.74

(a)  Rounds to less than $1,000.

See notes to financial statements.

  Statements of Operations
The Victory Portfolios  For the Six Months Ended April 30, 2006

(Amounts in Thousands)  (Unaudited)

	National Municipal Bond Fund	Ohio Municipal Bond Fund
Investment Income:
Interest income	$1,350	$2,952
Dividend income	58	50
Total Income	1,408	3,002
Expenses:
Investment advisory fees	184	370
Administration fees	29	59
Shareholder service fees	84	168
Accounting fees	26	37
Custodian fees	11	17
Legal and audit fees	14	27
Trustees' fees and expenses	5	10
Chief Compliance Officer fees and expenses	1	2
Transfer agent fees	29	29
Registration fees	8	8
Printing fees	5	3
Other	— (a)	7
Total Expenses	396	737
Expenses waived/reimbursed by Adviser	(58)	(6)
Net Expenses	338	731
Net Investment Income	1,070	2,271
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	116	179
Net change in unrealized appreciation/depreciation from investments	(244)	(1,164)
Net realized/unrealized losses from investments	(128)	(985)
Net increase from payments by affiliates for reimbursement of prior year expenses	9	18
Change in net assets resulting from operations	$951	$1,304

(a)  Rounds to less than $1,000.

See notes to financial statements.

The Victory Portfolios  Statements of Changes in Net Assets

(Amounts in Thousands)

	National Municipal Bond Fund		Ohio Municipal Bond Fund
	Six Months Ended April 30, 2006	Year Ended October 31, 2005	Six Months Ended April 30, 2006	Year Ended October 31, 2005
	(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income	$1,070	$1,807	$2,271	$4,943
Net realized gains from investment transactions	116	465	179	1,746
Net change in unrealized appreciation/depreciation from investments	(244)	(1,390)	(1,164)	(5,257)
Net increase from payments by affiliates for reimbursement of prior year expenses	9	—	18	—
Change in net assets resulting from operations	951	882	1,304	1,432
Distributions to Shareholders:
From net investment income:
Class A Shares	(1,071)	(1,802)	(2,267)	(4,974)
Class C Shares	—	(1)	—	— (a)
From net realized losses from investment transactions	(404)	(808)	(1,709)	(842)
Change in net assets from distributions to shareholders	(1,475)	(2,611)	(3,976)	(5,816)
Capital Transactions:
Proceeds from shares issued	10,729	19,753	5,841	11,028
Dividends reinvested	1,203	1,849	3,355	3,874
Cost of shares redeemed	(12,074)	(20,332)	(18,099)	(41,795)
Change in net assets from capital transactions	(142)	1,270	(8,903)	(26,893)
Change in net assets	(666)	(459)	(11,575)	(31,277)
Net Assets:
Beginning of period	67,298	67,757	140,827	172,104
End of period	$66,632	$67,298	$129,252	$140,827
Share Transactions:
Issued	996	1,812	502	927
Reinvested	112	170	289	326
Redeemed	(1,121)	(1,863)	(1,557)	(3,520)
Change in Shares	(13)	119	(766)	(2,267)
Accumulated undistributed net investment income	$19	$20	$37	$33

(a)  Rounds to less than 1,000.

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	National Municipal Bond Fund
	Class A Shares
	Six Months Ended April 30, 2006		Year Ended October 31, 2005	Year Ended October 31, 2004	Year Ended October 31, 2003	Year Ended October 31, 2002	Year Ended October 31, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$10.78		$11.06	$11.03	$10.96	$11.19	$10.52
Investment Activities:
Net investment income	0.17		0.30	0.29	0.28	0.29	0.36
Net realized and unrealized gains (losses) on investments	(0.02)		(0.14)	0.18	0.21	0.25	0.87
Total from Investment Activities	0.15		0.16	0.47	0.49	0.54	1.23
Distributions
Net investment income	(0.17)		(0.30)	(0.29)	(0.28)	(0.29)	(0.36)
Net realized gains	(0.06)		(0.14)	(0.15)	(0.14)	(0.48)	(0.20)
Total Distributions	(0.24)		(0.44)	(0.44)	(0.42)	(0.77)	(0.56)
Net Asset Value, End of Period	$10.69		$10.78	$11.06	$11.03	$10.96	$11.19
Total Return (excludes sales charges)	1.36	%(a)	1.41%	4.35%	4.54%	5.10%	12.09%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$66,632		$67,298	$67,583	$82,889	$65,976	$55,279
Ratio of expenses to average net assets	1.01	%(b)	1.01%	0.85%	0.85%	0.88%	1.05%
Ratio of net investment income to average net assets	3.20	%(b)	2.73%	2.61%	2.54%	2.70%	3.28%
Ratio of expenses to average net assets*	1.17	%(b)	1.24%	1.17%	1.16%	1.18%	1.21%
Ratio of net investment income to average net assets*	3.04	%(b)	2.50%	2.29%	2.23%	2.40%	3.12%
Portfolio turnover	43	%(a)	104%	155%	173%	330%	472%

*  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(a)  Not annualized.

(b)  Annualized.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Ohio Municipal Bond Fund
	Class A Shares
	Six Months Ended April 30, 2006		Year Ended October 31, 2005	Year Ended October 31, 2004	Year Ended October 31, 2003	Year Ended October 31, 2002	Year Ended October 31, 2001
	(Unaudited)
Net Asset Value, Beginning of Period	$11.74		$12.07	$12.10	$12.06	$12.14	$11.45
Investment Activities:
Net investment income	0.20		0.38	0.38	0.37	0.41	0.50
Net realized and unrealized gains (losses) on investments	(0.09)		(0.27)	0.07	0.12	0.14	0.69
Total from Investment Activities	0.11		0.11	0.45	0.49	0.55	1.19
Distributions
Net investment income	(0.20)		(0.38)	(0.38)	(0.37)	(0.40)	(0.50)
Net realized gains	(0.14)		(0.06)	(0.10)	(0.08)	(0.23)	—
Total Distributions	(0.34)		(0.44)	(0.48)	(0.45)	(0.63)	(0.50)
Net Asset Value, End of Period	$11.51		$11.74	$12.07	$12.10	$12.06	$12.14
Total Return (excludes sales charges)	0.94	%(a)	0.95%	3.80%	4.16%	4.77%	10.55%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$129,252		$140,827	$172,041	$199,060	$74,453	$74,705
Ratio of expenses to average net assets	1.09	%(b)	1.10%	1.13%	1.10%	1.11%	1.03%
Ratio of net investment income to average net assets	3.38	%(b)	3.20%	3.17%	3.08%	3.47%	4.15%
Ratio of expenses to average net assets*	1.09	%(b)	1.13%	(c)	(c)	(c)	1.11%
Ratio of net investment income to average net assets*	3.38	%(b)	3.17%	(c)	(c)	(c)	4.07%
Portfolio turnover	25	%(a)	32%	68%	62%	83%	96%

*  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(a)  Not annualized.

(b)  Annualized.

(c)  There were no fee reductions during the period.

See notes to financial statements.

  Notes to Financial Statements
The Victory Portfolios  April 30, 2006

  (Unaudited)

1.  Organization:

The Victory Portfolios (the "Trust") was organized on December 6, 1995 as a Delaware statutory trust (formerly a Delaware business trust) as a successor to a company of the same name organized as a Massachusetts business trust on February 5, 1986. The Trust is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end investment company. The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001. The Trust currently offers shares of 20 funds. The accompanying financial statements are those of the Value Fund, Stock Index Fund, Established Value Fund, Special Value Fund, Small Company Opportunity Fund, Focused Growth Fund, Balanced Fund, Convertible Fund, Core Bond Fund, Fund for Income, National Municipal Bond Fund and the Ohio Municipal Bond Fund (collectively, the "Funds").

The Convertible Fund, Core Bond Fund, National Municipal Bond Fund and Ohio Municipal Bond Fund are authorized to issue one class of shares: Class A Shares. The Stock Index Fund, Established Value Fund and Small Company Opportunity Fund are authorized to issue two classes of shares: Class A Shares and Class R Shares. The Value Fund, Special Value Fund, Focused Growth Fund, Balanced Fund and the Fund for Income are authorized to issue three classes of shares: Class A Shares, Class C Shares and Class R Shares. Each class of shares has substantially identical rights and privileges except with respect to sales charges, fees paid under shareholder servicing or distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

The Value Fund and the Special Value Fund seek to provide long-term growth of capital and dividend income. The Stock Index Fund seeks to provide long-term capital appreciation by attempting to match the investment performance of the Standard & Poor's 500 Composite Stock Index. The Established Value Fund seeks to obtain long-term capital growth by investing primarily in common stocks. The Small Company Opportunity Fund seeks to provide capital appreciation. The Focused Growth Fund seeks to obtain long-term capital appreciation. The Balanced Fund seeks to provide income and long-term growth of capital. The Convertible Fund seeks to provide a high level of current income together with long-term capital appreciation. The Core Bond Fund seeks to provide a high level of income. The Fund for Income seeks to provide a high level of current income consistent with preservation of shareholders' capital. The National Municipal Bond Fund seeks to provide a high level of current interest income exempt from federal income tax, as is consistent with the preservation of capital. The Ohio Municipal Bond Fund seeks to provide a high level of current interest income, which is exempt from both federal income tax and Ohio personal income tax.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2.  Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation:

Portfolio securities listed or traded on domestic securities exchanges or the Nasdaq/NMS, including American Depositary Receipts, are valued at the closing price on the exchange or system where the security is principally traded or at the Nasdaq Official Closing Price, if applicable. If there have been

Continued

  Notes to Financial Statements — continued
The Victory Portfolios  April 30, 2006

  (Unaudited)

no sales for that day on any exchange or system, a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust's Board of Trustees (the "Board"). Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value, or at original cost, which, combined with accrued interest, approximates market value. Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. Options traded on an exchange are valued using the last sale price or, in the absence of a sale, the mean of the latest bid and ask prices. Investments in other open-end investment companies are valued at net asset value. Investments for which there are no such quotations, or for which the quotations do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee in accordance with procedures approved by the Board.

Securities Transactions and Related Income:

Changes in holdings of portfolio securities shall be reflected no later than in the first calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio security transactions are reported on trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Repurchase Agreements:

Each Fund may acquire securities subject to repurchase agreements from financial institutions such as banks and broker-dealers, which the Fund's investment adviser deems creditworthy under guidelines approved by the Board. Under a repurchase agreement, the seller agrees to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. The repurchase agreements are collateralized by various corporate, U.S. Government and government-backed securities, with value of not less than the repurchase price (including interest). If the counter-party defaults, and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited. Securities subject to repurchase agreements are held by the Funds' custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

Futures Contracts:

The Funds, with the exception of the Established Value Fund and Focused Growth Fund, may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. A Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments made or received by the Fund based on the change in the market value of the position are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall

Continued

  Notes to Financial Statements — continued
The Victory Portfolios  April 30, 2006

  (Unaudited)

performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting a Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

Option Contracts:

The Value Fund, Stock Index Fund, Special Value Fund, Small Company Opportunity Fund, Balanced Fund and Convertible Fund may write or purchase option contracts. These transactions are to hedge against changes in interest rates, security prices, currency fluctuations, and other market developments, or for the purposes of earning additional income (i.e. speculation).

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counter-party not perform under the contract. Put and call options purchased are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by premiums paid.

In writing an option, a Fund contracts with a specified counter-party to purchase (written put option) or sell (written call option) a specified quantity (notional amount) of an underlying asset at a specified price during a specified period upon demand of the counter-party. The risk associated with writing an option is that the Fund bears the market risk of an unfavorable change in the price of an underlying asset, and may be required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current market value. Written options involve financial risk which may exceed amounts reflected in the accompanying financial statements.

The Funds had no activity in written option contracts during the period ended April 30, 2006.

Securities Purchased on a When-Issued Basis:

Each Fund may purchase securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities. These values are included in amounts payable to brokers for investments purchased on the statements of assets and liabilities. As of April 30, 2006, the Funds had outstanding, "when-issued" purchase commitments and segregated collateral as identified on the Schedules of Investments.

Securities Lending:

The Value Fund, Stock Index Fund, Established Value Fund, Special Value Fund, Small Company Opportunity Fund, Focused Growth Fund, Balanced Fund and Core Bond Fund may, from time to time, lend securities from their portfolio to broker-dealers, banks, financial institutions and other institutional borrowers approved by the Board. The Trust will limit its securities lending activity to 33 1/3% of the total assets of each Fund. KeyBank National Association ("KeyBank"), the Funds' custodian and an affiliate of Victory Capital Management Inc., the Funds' investment adviser (the "Adviser"), serves as the lending agent for the Trust pursuant to a Securities Lending Agency Agreement (the "Lending Agreement"), for which it receives a fee. KeyBank's fee is computed monthly in arrears and is based on 25% of the sum of all interest, dividends and other distributions earned from the investment of collateral in investments, as approved by the Board, net of rebates

Continued

  Notes to Financial Statements — continued
The Victory Portfolios  April 30, 2006

  (Unaudited)

paid by KeyBank to borrowers and net of brokerage commissions, if any, incurred in making or liquidating the investments. For the period ended April 30, 2006, KeyBank received $115 in total from the Trust for its services as lending agent (amount in thousands). Under guidelines established by the Board, a Fund must receive from the borrower loan collateral (maintained at KeyBank) in an amount equal at all times to at least 100% of the current market value of the loaned securities in the form of cash or U.S. Government obligations, to secure the return of the loaned securities. Initial value of loan collateral shall be no less than 102% of the market value of the loaned securities plus the accrued interest on debt securities. KeyBank, at the direction of the Adviser, may invest the collateral in short-term debt instruments that the Adviser has determined present minimal credit risks. There is a risk of delay in receiving collateral or in receiving the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. By lending its securities, a Fund can increase its income by continuing to receive interest or dividends on the loaned securities as well as investing the cash collateral in short-term U.S. Government securities, repurchase agreements, or other short-term securities. The cash collateral, or short-term investments purchased with such collateral, is recorded as assets of the Funds, offset by a corresponding liability to return all collateral as cash at the termination of the securities loan(s). Fixed income securities received as collateral are not recorded as an asset or liability of the Trust because the lending Fund does not have effective control of such securities. Loans are subject to termination by the Trust or the borrower at any time. The following Funds loaned securities and received cash collateral with the following market values as of April 30, 2006 (amounts in thousands):

	Market Value of Loaned Securities	Market Value of Collateral	Average Loan Outstanding During the Period Ended April 30, 2006	Income Received by KeyBank from Securities Lending
Value Fund	$73,889	$75,623	$60,585	$6
Established Value Fund	92,902	95,192	85,979	9
Special Value Fund	104,088	106,959	74,746	8
Small Company Opportunity Fund	51,505	52,760	25,765	13
Balanced Fund	32,318	32,963	33,313	5
Core Bond Fund	23,234	23,719	25,119	9

The cash collateral received by the Funds at April 30, 2006 was pooled with other collateral received by the Funds in the Trust and invested in the following (amounts in thousands):

Market Value
Time Deposit
Branch Banking and Trust, 4.82%, 5/1/05	$13,595
$13,595
Repurchase Agreements
Bank of America, 4.93%, 5/1/06	200,000
(Date of Agreement 4/28/06, Proceeds at maturity $200,082 collateralized by $206,000 various Corporate securities, 0.00%-8.75%, 6/1/06-2/1/36, market value $206,000)
Bear Stearns, 4.93%, 5/1/06	140,000
(Date of Agreement 4/28/06, Proceeds at maturity $140,058 collateralized by $144,200 various Corporate securities, 5.50%-5.75%, 1/25/36-5/25/36, market value $144,200)

Continued

  Notes to Financial Statements — continued
The Victory Portfolios  April 30, 2006

  (Unaudited)

Market Value
Repurchase Agreements (continued)
Cantor Fitzgerald, 4.93%, 5/1/06	$200,000
(Date of Agreement 4/28/06, Proceeds at maturity $200,082 collateralized by $206,002 various Corporate securities, 0.00%-7.55%, 6/15/06-8/10/38, market value $206,002)
Deutsche Bank, 4.94%, 5/1/06	200,000
(Date of Agreement 4/28/06, Proceeds at maturity $200,082 collateralized by $206,000 various Corporate securities, 0.00%, 6/25/35-1/25/36, market value $206,000)
Greenwich, 4.93%, 5/1/06	200,000
(Date of Agreement 4/28/06, Proceeds at maturity $200,082 collateralized by $204,004 various Corporate securities, 0.00%, 3/1/33-10/1/35, market value $204,004)
Merrill Lynch, 4.93%, 5/1/06	200,000
(Date of Agreement 4/28/06, Proceeds at maturity $200,082 collateralized by $206,004 various Corporate securities, 3.00%-10.15%,12/16/07-11/15/35, market value $206,004)
Wachovia Securities Corp., 4.95%, 5/1/06	100,000
(Date of Agreement 4/28/06, Proceeds at maturity $100,041 collateralized by $103,000 various Corporate securities, 0.00%-4.49%, 5/16/06-7/25/22, market value $103,000)
1,240,000
Total Market Value	$1,253,595

Dividends to Shareholders:

Dividends from net investment income are declared and paid quarterly for the Value Fund, Stock Index Fund, Established Value Fund, Special Value Fund, Small Company Opportunity Fund, Focused Growth Fund, and the Convertible Fund. Dividends from net investment income are declared and paid monthly for the Balanced Fund, Core Bond Fund, Fund for Income, National Municipal Bond Fund, and the Ohio Municipal Bond Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. re-class of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by a Fund may be reclassified as an offset to capital in the statements of assets and liabilities.

Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

Continued

  Notes to Financial Statements — continued
The Victory Portfolios  April 30, 2006

  (Unaudited)

Other:

Expenses that are directly related to one Fund are charged directly to that Fund. Other operating expenses of the Trust are prorated to each Fund on the basis of relative net assets or other appropriate basis. Income, expenses, and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets, except that each class separately bears expenses related specifically to that class, such as distribution fees.

3.  Purchases and Sales of Securities:

Purchases and sales of securities (excluding short-term securities) for the period ended April 30, 2006 were as follows (amounts in thousands):

Fund Name	Purchases (excluding U.S. Government Securitites)	Sales (excluding U.S. Government Securitites)	Purchases of U.S. Government Securitites	Sales of U.S. Government Securitites
Value Fund	$113,641	$120,178	$—	$—
Stock Index Fund	3,352	13,758	—	—
Established Value Fund	92,360	127,238	—	—
Special Value Fund	385,131	285,164	—	—
Small Company Opportunity Fund	64,762	72,057	—	—
Focused Growth Fund	690	601	—	—
Balanced Fund	70,228	73,172	31,803	41,188
Convertible Fund	16,369	20,125	—	—
Core Bond Fund	89,537	91,347	223,892	220,567
Fund for Income	—	—	75,184	84,811
National Municipal Bond Fund	24,132	25,034	—	—
Ohio Municipal Bond Fund	28,827	33,694	—	—

4.  Investment Advisory, Administration, and Distribution Agreements:

Investment advisory services are provided to the Funds by Victory Capital Management Inc. ("the Adviser"), a wholly owned subsidiary of KeyBank. Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of the Funds. KeyBank, serving as custodian for all Funds in the Trust, receives custodian fees.

Under the terms of the Investment Advisory Agreement, the investment advisory fees of the Value Fund, Special Value Fund, Focused Growth Fund, and Convertible Fund are computed at the annual rate of 0.75% of each Fund's average daily net assets up to $400 million, 0.65% of each Fund's average daily net assets between $400 million and $800 million, and 0.60% of each Fund's average daily net assets greater than $800 million; the investment advisory fees of the Stock Index Fund are computed at the annual rate of 0.25% of the Fund's average daily net assets up to $400 million, 0.20% of the Fund's average daily net assets between $400 million and $800 million, and 0.15% of the Fund's average daily net assets greater than $800 million; the investment advisory fees of the Established Value Fund and the Small Company Opportunity Fund are computed at the annual rate of 0.65% of each Fund's average daily net assets up to $100 million, 0.55% of each Fund's average daily net assets between $100 million and $200 million, and 0.45% of each Fund's average daily net assets greater than $200 million; the investment advisory fees of the Balanced Fund are computed at the annual rate of 0.60% of the Fund's average daily net assets up to $400 million, 0.55% of the Fund's average daily net assets between $400 million and $800 million, and 0.50% of the Fund's average daily net assets greater than $800 million; the investment advisory fees of the Core Bond Fund and the Fund for Income are computed at the annual rate of 0.50% of each Fund's average daily net assets up to $400 million, 0.45% of each Fund's average daily net assets between $400 million and $800 million, and 0.40% of each Fund's average daily net assets greater than $800 million; and the investment advisory fees of the National Municipal Bond Fund and the Ohio

Continued

  Notes to Financial Statements — continued
The Victory Portfolios  April 30, 2006

  (Unaudited)

Municipal Bond Fund are computed at the annual rate of 0.55% of each Fund's average daily net assets up to $400 million, 0.50% of each Fund's average daily net assets between $400 million and $800 million, and 0.45% of each Fund's average daily net assets greater than $800 million.

The Adviser may use a portion of its fees to assist with the distribution and marketing expenses for the benefit of the Funds.

BISYS Fund Services Ohio, Inc. ("BISYS Ohio"), an indirect, wholly owned subsidiary of The BISYS Group, Inc., and the Adviser serve as the Funds' co-administrators. For its services as co-administrator, BISYS Ohio is paid an annual fee of 0.032% of the first $10 billion of the Trust's aggregate average daily net assets, and 0.025% of all Trust assets exceeding $10 billion. For its services as co-administrator, the Adviser is paid an annual fee of 0.058% of the first $10 billion of the Trust's aggregate average daily net assets, and 0.055% of all Trust assets exceeding $10 billion.

BISYS Ohio also serves the Trust as Fund Accountant and Transfer Agent for the Funds. Under the terms of the Fund Accounting Agreement, BISYS Ohio is entitled to transaction and multiple class charges, which are accrued daily and payable on a monthly basis, and standard fees based on the following structure:

  With respect to any Equity or Specialty Fund with average daily net assets of less than $175 million, BISYS Ohio is entitled to  $35,000 per annum. For all Equity and Specialty Funds with average daily net assets in excess of $175 million, BISYS Ohio is entitled to $60,000 per annum

  With respect to any Fixed Income Fund with average daily net assets of less than $75 million, BISYS Ohio is entitled to $35,000 per annum. For all Fixed Income Funds with average daily net assets in excess of $75 million, BISYS Ohio is entitled to $50,000 per annum.

Under the terms of the Transfer Agent Agreement, BISYS Ohio is entitled to account-based fees, complex-level fees, and an annual program servicing fee of $7,000 per Fund.

In addition, BISYS Ohio is entitled to reimbursement of out-of-pocket expenses incurred in providing fund accounting and transfer agent services.

Victory Capital Advisers, Inc. (the "Distributor") serves as distributor for the continuous offering of the shares of the Funds pursuant to a Distribution Agreement between the Distributor and the Trust. The Distributor is not affiliated with the Adviser, but is an affiliate of BISYS Ohio.

Pursuant to the Trust's 12b-1 Plan, the Distributor may receive a monthly distribution and service fee, at an annual rate of 0.50% of the average daily net assets of Class R Shares of the Funds, except for the Stock Index Fund and the Fund for Income, and 1.00% of the average daily net assets of Class C Shares of the Funds. The Distributor may receive a monthly service fee, at an annual rate of 0.25% of the average daily net assets of Class R Shares of the Fund for Income. The Stock Index Fund does not participate in the Trust's 12b-1 Plan. The service fee is paid to securities brokers or other financial intermediaries for providing personal services to shareholders of the Funds, including responding to inquiries, providing information to shareholders about their Fund accounts, establishing and maintaining accounts and records, processing dividend and distribution payments, arranging for bank wires, assisting in transactions, and changing account information.

The Distributor or financial institutions (directly or through the Distributor), pursuant to a Shareholder Servicing Plan, may receive from Class A shares of each Fund, except for the Stock Index Fund, a fee of up to 0.25% of the average daily net assets of the Fund for providing support services to shareholders of the Fund, which may include establishing and maintaining accounts and records, processing dividend and distribution payments, providing account information, assisting in processing purchase, exchange and redemption requests, and assisting shareholders in changing dividend options, account designations and addresses. Financial institutions may include affiliates of the Adviser. Pursuant to the same Shareholder Servicing Plan, and as payment for the same services, the Distributor or financial institutions (directly or through the Distributor) may receive a fee of 0.15% of the average daily net assets of Class A Shares and 0.25% of Class R Shares of the Stock Index Fund.

Continued

  Notes to Financial Statements — continued
The Victory Portfolios  April 30, 2006

  (Unaudited)

In addition, the Distributor is entitled to receive commissions on sales of the Class A Shares and redemptions of Class C Shares of the Funds. For the period ended April 30, 2006, the Distributor received approximately $256 from commissions earned on sales of Class A Shares and $2 from redemptions of Class C Shares of the Funds, a portion of which the Distributor reallowed to dealers of the Funds' shares, including approximately $40 to affiliates of the Funds (amounts in thousands).

The Trust has also adopted a "defensive" Rule 12b-1 Plan on behalf of the Funds. The Trustees have adopted this Plan to allow the Adviser and the Distributor to incur certain expenses that might be considered to constitute indirect payment by the Funds of distribution expenses. No separate payments are authorized to be made by the Funds pursuant to this Plan. Under this Plan, if a payment to the Adviser of management fees or to the Distributor of administrative fees should be deemed to be indirect financing by the Trust of the distribution of Fund shares, such payment is authorized by this Plan. No fees are currently being paid under this plan.

The Adviser has entered into expense limitation agreements with certain Funds. Under the terms of the agreements, to the extent that ordinary operating expenses incurred by a Fund in any fiscal year exceed the expense limit for the Fund, such excess amount will be the liability of the Adviser. As of April 30, 2006, the expense limits are as follows:

	Value Fund		Stock Index Fund	Established Value Fund
Class A Shares	(a)		(a)	(a)
Class C Shares	2.00	%*	NA	NA
Class R Shares	(a)		(a)	(a)
	Special Value Fund		Small Company Opportunity Fund	Focused Growth Fund
Class A Shares	(a)		(a)	1.65	%#
Class C Shares	2.20	%*	NA	2.35	%#
Class R Shares	2.00	%^	(a)	1.90	%#

	Balanced Fund	Convertible Fund
Class A Shares	(a)	(a)
Class C Shares	2.00%*	NA
Class R Shares	2.00%^	NA
	Core Bond Fund	Fund for Income
Class A Shares	(a)	(a)
Class C Shares	NA	1.82%*
Class R Shares	NA	(a)
	National Municipal Bond Fund	Ohio Municipal Bond Fund
Class A Shares	(a)	(a)

(a) There were no contractual expense limitation agreements in place as of April 30, 2006.

*  In effect until at least Feburary 28, 2014.

^  In effect until at least February 28, 2012.

#  In effect until at least February 28, 2007.

Continued

  Notes to Financial Statements — continued
The Victory Portfolios  April 30, 2006

  (Unaudited)

The Adviser, BISYS Ohio, or other service providers may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. These amounts are not available to be recouped at a future time.

During the period ended April 30, 2006, the Adviser entered into an agreement with the Funds to reimburse certain prior year expenses related to an independent review of certain expenditures that among other things supported distribution of Fund shares. These amounts are disclosed as a payment by the Adviser in the Statements of Operations and the Statements of Changes in Net Assets. Each of the Funds' total returns would have been reduced by 0.01% had the reimbursement not been made.

5.  Line of Credit:

The Trust participates in a short-term, demand note agreement with KeyCorp, an affiliate of the Adviser. Under the agreement, the Trust may borrow up to $200 million. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. KeyCorp receives an annual commitment fee of 8 basis points on $200 million for providing the Line of Credit. For the period ended April 30, 2006, the Trust paid approximately $80 to KeyCorp for the line of credit fee (amount in thousands). Each Fund in the Trust pays a pro-rata portion of this commitment fee plus any interest on amounts borrowed. As of April 30, 2006 the Funds had no loans outstanding.

Continued

  Notes to Financial Statements — continued
The Victory Portfolios  April 30, 2006

6.  Capital Share Transactions:

Capital share transactions for those Funds with multiple share classes were as follows (amounts in thousands):

	Value Fund		Stock Index Fund		Established Value Fund
	Six Months Ended April 30, 2006	Year Ended October 31, 2005	Six Months Ended April 30, 2006	Year Ended October 31, 2005	Six Months Ended April 30, 2006	Year Ended October 31, 2005
	(Unaudited)		(Unaudited)		(Unaudited)
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$12,315	$13,738	$4,256	$10,367	$4,717	$3,773
Dividends reinvested	506	1,928	442	947	783	2,448
Cost of shares redeemed	(23,091)	(56,465)	(16,541)	(31,284)	(2,795)	(22,353)
Total	$(10,270)	$(40,799)	$(11,843)	$(19,970)	$2,705	$(16,132)
Class C Shares:
Proceeds from shares issued	$86	$580	$—	$—	$—	$42
Dividends reinvested	—	1	—	—	—	41
Cost of shares redeemed	(60)	(156)	—	—	—	(470)
Total	$26	$425	$—	$—	$—	$(387)
Class R Shares:
Proceeds from shares issued	$82	$668	$2,413	$1,938	$3,712	$8,165
Dividends reinvested	2	40	94	233	27,363	27,345
Cost of shares redeemed	(920)	(3,360)	(2,742)	(4,124)	(30,632)	(60,683)
Total	$(836)	$(2,652)	$(235)	$(1,953)	$443	$(25,173)
Share Transactions:
Class A Shares:
Issued	810	1,023	227	585	165	135
Reinvested	34	143	23	53	29	94
Redeemed	(1,530)	(4,207)	(884)	(1,757)	(99)	(828)
Total	(686)	(3,041)	(634)	(1,119)	95	(599)
Class C Shares:
Issued	6	44	—	—	—	1
Reinvested	—	— (a)	—	—	—	2
Redeemed	(4)	(12)	—	—	—	(18)
Total	2	32	—	—	—	(15)
Class R Shares:
Issued	6	50	128	110	130	296
Reinvested	— (a)	3	5	13	1,027	1,050
Redeemed	(62)	(249)	(145)	(234)	(1,075)	(2,183)
Total	(56)	(196)	(12)	(111)	82	(837)

(a)  Rounds to less than 1,000.

Continued

  Notes to Financial Statements — continued
The Victory Portfolios  April 30, 2006

	Special Value Fund		Small Company Opportunity Fund		Focused Growth Fund
	Six Months Ended April 30, 2006	Year Ended October 31, 2005	Six Months Ended April 30, 2006	Year Ended October 31, 2005	Six Months Ended April 30, 2006	Year Ended October 31, 2005
	(Unaudited)		(Unaudited)		(Unaudited)
Capital Transactions
Class A Shares
Proceeds from shares issued	$105,276	$79,807	$11,674	$18,553	$270	$341
Dividends reinvested	18,154	415	5,892	5,443	—	—
Cost of shares redeemed	(29,941)	(26,098)	(8,687)	(10,881)	(197)	(218)
Total	$93,489	$54,124	$8,879	$13,115	$73	$123
Class C Shares
Proceeds from shares issued	$8,282	$1,991	$—	$195	$168	$487
Dividends reinvested	91	1	—	62	—	—
Cost of shares redeemed	(509)	(270)	—	(768)	(53)	(4)
Total	$7,864	$1,722	$—	$(511)	$115	$483
Class R Shares
Proceeds from shares issued	$20,975	$9,185	$2,420	$5,445	$52	$31
Dividends reinvested	922	11	7,890	13,235	—	—
Cost of shares redeemed	(3,259)	(1,623)	(9,931)	(20,248)	(60)	—
Total	$18,638	$7,573	$379	$(1,568)	$(8)	$31
Share Transactions:
Class A Shares
Issued	6,503	5,286	403	649	22	31
Reinvested	1,202	30	219	201	—	—
Redeemed	(1,854)	(1,748)	(305)	(383)	(16)	(21)
Total	5,851	3,568	317	467	6	10
Class C Shares
Issued	519	132	—	8	13	44
Reinvested	6	— (a)	—	2	—	—
Redeemed	(32)	(19)	—	(29)	(4)	— (a)
Total	493	113	—	(19)	9	44
Class R Shares
Issued	1,309	602	85	195	4	2
Reinvested	62	1	300	497	—	—
Redeemed	(199)	(109)	(352)	(721)	(4)	—
Total	1,172	494	33	(29)	—	2

(a)  Rounds to less than 1,000.

Continued

  Notes to Financial Statements — continued
The Victory Portfolios  April 30, 2006

	Balanced Fund		Convertible Fund
	Six Months Ended April 30, 2006	Year Ended October 31, 2005	Six Months Ended April 30, 2006	Year Ended October 31, 2005
	(Unaudited)		(Unaudited)
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$6,918	$13,616	$5,519	$10,073
Dividends reinvested	1,089	2,076	478	705
Cost of shares redeemed	(20,458)	(16,853)	(8,994)	(18,000)
Total	$(12,451)	$(1,161)	$(2,997)	$(7,222)
Class C Shares:
Proceeds from shares issued	$30	$124	$—	$153
Dividends reinvested	1	3	—	1
Cost of shares redeemed	(96)	(188)	—	(396)
Total	$(65)	$(61)	$—	$(242)
Class R Shares:
Proceeds from shares issued	$190	$461	$—	$—
Dividends reinvested	26	59	—	—
Cost of shares redeemed	(439)	(778)	—	—
Total	$(223)	$(258)	$—	$—
Share Transactions:
Class A Shares:
Issued	521	1,087	429	824
Reinvested	82	166	38	57
Redeemed	(1,535)	(1,346)	(703)	(1,473)
Total	(932)	(93)	(236)	(592)
Class C Shares:
Issued	2	11	—	12
Reinvested	— (a)	— (a)	—	— (a)
Redeemed	(7)	(15)	—	(33)
Total	(5)	(4)	—	(21)
Class R Shares:
Issued	14	37	—	—
Reinvested	2	5	—	—
Redeemed	(33)	(62)	—	—
Total	(17)	(20)	—	—

(a)  Rounds to less than 1,000.

Continued

  Notes to Financial Statements — continued
The Victory Portfolios  April 30, 2006

	Fund for Income
	Six Months Ended April 30, 2006	Year Ended October 31, 2005
	(Unaudited)
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$30,904	$47,590
Dividends reinvested	4,730	6,079
Cost of shares redeemed	(31,475)	(64,485)
Total	$4,159	$(10,816)
Class C Shares:
Proceeds from shares issued	$2,509	$5,469
Dividends reinvested	274	547
Cost of shares redeemed	(4,446)	(8,520)
Total	$(1,663)	$(2,504)
Class R Shares:
Proceeds from shares issued	$7,066	$20,741
Dividends reinvested	3,095	7,224
Cost of shares redeemed	(27,387)	(61,504)
Total	$(17,226)	$(33,539)
Share Transactions:
Class A Shares:
Issued	2,601	3,881
Reinvested	400	501
Redeemed	(2,657)	(5,261)
Total	344	(879)
Class C Shares:
Issued	212	452
Reinvested	23	45
Redeemed	(376)	(696)
Total	(141)	(199)
Class R Shares:
Issued	597	1,693
Reinvested	262	591
Redeemed	(2,311)	(5,013)
Total	(1,452)	(2,729)

Continued

  Notes to Financial Statements — continued
The Victory Portfolios  April 30, 2006

	National Municipal Bond Fund		Ohio Municipal Bond Fund
	Six Months Ended April 30, 2006	Six Year Ended October 31, 2005	Months Ended April 30, 2006	Year Ended October 31, 2005
	(Unaudited)		(Unaudited)
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$10,729	$18,226	$5,841	$20,332
Dividends reinvested	1,203	1,923	3,355	4,114
Cost of shares redeemed	(12,074)	(35,461)	(18,099)	(50,569)
Total	$(142)	$(15,312)	$(8,903)	$(26,123)
Class C Shares:
Proceeds from shares issued	$—	$173	$—	$61
Dividends reinvested	—	1	—	— (a)
Cost of shares redeemed	—	—	—	—
Total	$—	$174	$—	$61
Share Transactions:
Class A Shares:
Issued	996	1,663	502	1,679
Reinvested	112	176	289	342
Redeemed	(1,121)	(3,245)	(1,557)	(4,222)
Total	(13)	(1,406)	(766)	(2,201)
Class C Shares:
Issued	—	16	—	5
Reinvested	— (a)	— (a)	— (a)	— (a)
Redeemed	—	—	—	—
Total	—	16	—	5

(a)  Rounds to less than 1,000.

7.  Concentration of Credit Risk:

The Ohio Municipal Bond Fund invests primarily in municipal debt obligations issued by the state of Ohio and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Fund is more susceptible to economic and political factors, which might adversely affect municipalities and companies within Ohio than are other types of funds, which are not geographically concentrated to the same extent.

The Victory Portfolios  Supplemental Information

Proxy Voting and Form N-Q Information  (Unaudited)

Proxy Voting:

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies related to portfolio securities held during the most recent 12-month period ended June 30, is available without charge, upon request, by calling 800-242-9596 and on the Securities and Exchange Commissions website at http://www.sec.gov.

Availability of Schedules of Investments:

The Trust files its complete schedules of investments with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the Public Reference Room can be obtained by calling 1-800-SEC-0330.

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The Victory Portfolios  Supplemental Information — continued

Expense Examples  (Unaudited)

As a shareholder of the Victory Portfolios, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees and (2) ongoing costs, including management fees; distribution (and/or service) 12b-1 fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Victory Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2005 through April 30, 2006.

Actual Expenses:

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

	Beginning Account Value 11/1/05	Ending Account Value 4/30/06	Expense Paid During Period* 11/1/05-4/30/06	Expense Ratio During Period* 11/1/05-4/30/06
Value Fund
Class A Shares	$1,000.00	$1,190.80	$6.74	1.24%
Class C Shares	1,000.00	1,185.80	10.84	2.00%
Class R Shares	1,000.00	1,188.80	8.68	1.60%
Stock Index Fund
Class A Shares	1,000.00	1,094.80	3.64	0.70%
Class R Shares	1,000.00	1,093.30	4.67	0.90%
Established Value Fund
Class A Shares	1,000.00	1,148.40	6.61	1.24%
Class R Shares	1,000.00	1,148.00	7.24	1.36%
Special Value Fund
Class A Shares	1,000.00	1,154.30	6.62	1.24%
Class C Shares	1,000.00	1,150.00	11.25	2.11%
Class R Shares	1,000.00	1,152.00	8.22	1.54%
Small Company Opportunity Fund
Class A Shares	1,000.00	1,156.30	6.04	1.13%
Class R Shares	1,000.00	1,154.30	7.91	1.48%
Focused Growth Fund
Class A Shares	1,000.00	1,071.10	7.19	1.40%
Class C Shares	1,000.00	1,067.00	10.76	2.10%
Class R Shares	1,000.00	1,069.70	8.47	1.65%
Balanced Fund
Class A Shares	1,000.00	1,081.40	6.24	1.21%
Class C Shares	1,000.00	1,076.30	10.30	2.00%
Class R Shares	1,000.00	1,079.30	8.25	1.60%
Convertible Fund
Class A Shares	1,000.00	1,069.00	6.87	1.34%
Core Bond
Class A Shares	1,000.00	1,002.80	4.17	0.84%

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	Beginning Account Value 11/1/05	Ending Account Value 4/30/06	Expense Paid During Period* 11/1/05-4/30/06	Expense Ratio During Period* 11/1/05-4/30/06
Fund for Income
Class A Shares	$1,000.00	$1,009.30	$5.13	1.03%
Class C Shares	1,000.00	1,006.50	8.71	1.75%
Class R Shares	1,000.00	1,009.60	5.58	1.12%
National Municipal Bond Fund
Class A Shares	1,000.00	1,013.60	5.04	1.01%
Ohio Municipal Bond Fund
Class A Shares	1,000.00	1,009.40	5.43	1.09%

*Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

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  (Unaudited)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Victory Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/05	Ending Account Value 4/30/06	Expense Paid During Period* 11/1/05-4/30/06	Expense Ratio During Period* 11/1/05-4/30/06
Value Fund
Class A Shares	$1,000.00	$1,018.65	$6.21	1.24%
Class C Shares	1,000.00	1,014.88	9.99	2.00%
Class R Shares	1,000.00	1,016.86	8.00	1.60%
Stock Index Fund
Class A Shares	1,000.00	1,021.32	3.51	0.70%
Class R Shares	1,000.00	1,020.33	4.51	0.90%
Established Value Fund
Class A Shares	1,000.00	1,018.65	6.21	1.24%
Class R Shares	1,000.00	1,018.05	6.80	1.36%
Special Value Fund
Class A Shares	1,000.00	1,018.65	6.21	1.24%
Class C Shares	1,000.00	1,014.33	10.54	2.11%
Class R Shares	1,000.00	1,017.16	7.70	1.54%
Small Company Opportunity Fund
Class A Shares	1,000.00	1,019.19	5.66	1.13%
Class R Shares	1,000.00	1,017.46	7.40	1.48%
Focused Growth Fund
Class A Shares	1,000.00	1,017.85	7.00	1.40%
Class C Shares	1,000.00	1,014.38	10.49	2.10%
Class R Shares	1,000.00	1,016.61	8.25	1.65%
Balanced Fund
Class A Shares	1,000.00	1,018.79	6.06	1.21%
Class C Shares	1,000.00	1,014.88	9.99	2.00%
Class R Shares	1,000.00	1,016.86	8.00	1.60%
Convertible Fund
Class A Shares	1,000.00	1,018.15	6.71	1.34%
Core Bond
Class A Shares	1,000.00	1,020.63	4.21	0.84%
Fund for Income
Class A Shares	1,000.00	1,019.69	5.16	1.03%
Class C Shares	1,000.00	1,016.12	8.75	1.75%
Class R Shares	1,000.00	1,019.24	5.61	1.12%

The Victory Portfolios  Supplemental Information — continued

  (Unaudited)

	Beginning Account Value 11/1/05	Ending Account Value 4/30/06	Expense Paid During Period* 11/1/05-4/30/06	Expense Ratio During Period* 11/1/05-4/30/06
National Municipal Bond Fund
Class A Shares	$1,000.00	$1,019.79	$5.06	1.01%
Ohio Municipal Bond Fund
Class A Shares	1,000.00	1,019.39	5.46	1.09%

*Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

Portfolio Holdings:

(As a Percentage of Total Investments)

Victory Value Fund	Victory Stock Index Fund

Victory Established Value Fund	Victory Special Value Fund

Victory Small Company Opportunity Fund	Victory Focused Growth Fund

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  (Unaudited)

Victory Balanced Fund	Victory Convertible Fund

Victory Core Bond Fund	Victory Fund For Income

Victory National Municpal Bond Fund	Victory Ohio Municipal Bond Fund

Continued

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Trustees and Officer Information  (Unaudited)

Board of Trustees.

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board, in accordance with the laws of the State of Delaware. There are currently ten Trustees, nine of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees"). The Trustees, in turn, elect the officers of the Trust to supervise actively its day-to-day operations.

The following tables list the Trustees, their ages, position with the Trust, length of time served, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 20 portfolios in the Trust, one portfolio in The Victory Variable Insurance Funds and two portfolios in The Victory Institutional Funds, each a registered investment company that, together with the Trust, comprise the Victory Fund Complex. Each Trustee's address is c/o The Victory Portfolios, 3435 Stelzer Road, Columbus, Ohio 43219.

Independent Trustees.

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held in Public Companies
Mr. David Brooks Adcock, 54	Trustee	May 2005	General Counsel, Duke University and Duke University Health System.	Durham Casualty Co., Ltd.

Mr. Nigel D. T. Andrews, 58	Vice Chair and Trustee	August 2002	Retired (since 2001); Managing Director (2000-2001), Internet Capital Group (venture capital); Executive Vice President (1993-2000), GE Capital (financial services).	Chemtura Corporation; Old Mutual plc.

Ms. E. Lee Beard, 54	Trustee	May 2005	Principal Owner (since 2005) The Henlee Group, LLC; President/Owner (since 2003-2005) ELB Consultants; President, Chief Executive Officer and Director (1998-2003) Northeast Pennsylvania Financial Corp. (full service financial services); President, Chief Executive Officer and Director (1993-2003), First Federal Bank (full service financial services).	None.

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Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held in Public Companies
Ms. Jakki L. Haussler, 48	Trustee	May 2005	Chairman and Chief Executive Officer, Opus Capital Management, Inc. (asset management); Partner (since 2002), Adena Ventures, LP (venture capital); Managing Director (since 2001), Capvest Venture Fund, LP (venture capital).	None.

Ms. Frankie D. Hughes, 53	Trustee	March 2000	Principal and Chief Investment Officer, Hughes Capital Management, Inc. (fixed income asset management).	None.

Ms. Lyn Hutton, 56	Trustee	March 2002	Executive Vice President and Chief Investment Officer, The Commonfund for Nonprofit Organizations (since January 2003); Vice President and Chief Financial Officer, John D. & Catherine T. MacArthur Foundation (grant making) (June 1998-December 2002).	Chittenden Corporation.

Dr. Thomas F. Morrissey, 71	Trustee	November 1994	Professor (Emeritus since 2004), Weatherhead School of Management, Case Western Reserve University.	None.

Ms. Karen F. Shepherd, 65	Trustee	August 2002	Member, Shepherd Properties, LC and Vincent Shepherd Investments, LC (real estate investments); EMILY's List (political action committee) (2002-2003); U.S. Executive Director (1996-2002), European Bank for Reconstruction and Development.	UBS Bank USA; OC Tanner Co.

Mr. Leigh A. Wilson, 61	Chair and Trustee	November 1994	Chief Executive Officer, New Century Living, Inc. (full service independent living for senior citizens); Director, The Mutual Fund Directors Forum, since 2004.	Chair, Old Mutual Advisor Funds II (18 portfolios).

Interested Trustee.*

Mr. Roger Noall, 70	Trustee	December 1997	Retired (since February 2000); Executive (1997-2000), KeyCorp.	Alleghany Corporation.

*Mr. Noall is an "interested person" of the Trust by reason of his prior relationship with KeyCorp.

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Officers.

The officers of the Trust, their ages, the length of time served and their principal occupations during the past five years, are detailed in the following table. Each individual holds the same position with the other registered investment companies in the Victory Fund Complex, and each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 3435 Stelzer Road, Columbus, Ohio 43219-3035. Except for the Chief Compliance Officer, the officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices. BISYS Fund Services Ohio, Inc. ("BISYS") receives fees from the Trust as Administrator.

Name and Age	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Mr. David C. Brown, 33	President	January 2006	Senior Managing Director of the Adviser (since July 2004). Chief Financial Officer and Chief Operating Officer, Gartmore Emerging Managers (February 2002 – July 2004). VP of Global Strategic Planning, Gartmore Global (Prior to February 2002).

Mr. Michael Policarpo, II, 32	Vice President	May 2006	Managing Director of the Adviser (since July 2005). Vice President of Finance, Gartmore Global (August 2004 – July 2005). CFO, Advisor Services, Gartmore Global (August 2003 – August 2004). Corporate Controller Gartmore Global (June 2000 – August 2003).

Mr. Christopher K. Dyer, 44	Secretary	February 2006	Head of Mutual Fund Administration, the Adviser

Mr. Jay G. Baris, 52	Assistant Secretary	December 1997	Partner, Kramer Levin Naftalis & Frankel LLP.

Mr. Christopher E. Sabato, 37	Treasurer	May 2006	Vice President, Fund Administration, BISYS.

Mr. Martin R. Dean, 41	Assistant Vice President and Anti-Money Laundering Compliance Officer	December 2003	Vice President, Fund Administration, BISYS.

Mr. Edward J. Veilleux, 62	Chief Compliance Officer	October 2005	President of EJV Financial Services (mutual fund consulting) since 2002; Director of Deutsche Asset Management from 1987 to 2002.

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Advisory Contract Renewal:

Considerations of the Board in Continuing the Advisory Agreements. The Board of Trustees (the "Board") of The Victory Portfolios (the "Trust") last approved the advisory agreements (the "Advisory Agreements") between the Trust, on behalf of its series portfolios (the "Funds"), and Victory Capital Management Inc., the Funds' investment adviser (the "Adviser"), at a meeting called for that purpose on December 14, 2005, following review of the Agreements and related matters at meetings on October 26 and 27, 2005. In determining whether it was appropriate to approve the Advisory Agreements, the Board requested information, provided by the Adviser and certain independent consultants, that the Board believed to be reasonably necessary to reach its conclusion. The Board carefully evaluated this information, and was advised by legal counsel to the Trust and by legal counsel to the Independent Trustees with respect to its deliberations. In considering the Advisory Agreements, the Board reviewed numerous factors with respect to the Funds Although the investment performance of each Fund during the year was a significant factor in determining that the agreements should be continued, the Board considered the following additional factors, among others, in evaluating the fairness and reasonableness of the compensation to be paid to the Adviser:

• Services provided under the agreement;

• Requirements of the Funds for the services provided by the Adviser;

• The quality of the services previously provided and expected to be provided in the future;

• Fees payable for the services;

• Total expenses of the Funds;

• Whether the Adviser realized economies of scale and shared them with the shareholders;

• The Adviser's commitment to operating the Funds at competitive expense levels;

• Profitability of the Adviser with respect to its relationship with the Funds;

• Soft-dollar and other service benefits received by the Adviser, including sources of revenue to affiliates of the Adviser from the Funds through custodian and co-administration fees, as well as from revenues from serving as the Funds' securities lending agent;

• Capabilities and financial condition of the Adviser;

• Current economic and industry trends; and

• Historical relationship between the Funds and the Adviser.

Current management fees were reviewed in the context of the Adviser's profitability. In addition, the Board reviewed an analysis prepared by an independent third party, comparing each Fund's expense ratio, advisory fee and performance with comparable mutual funds. The Board also reviewed fees that the Adviser charged for managing the assets of similarly-managed institutional accounts.

Based upon its review of these factors, the Board reached the following conclusions:

1.  Nature and quality of services. The nature and quality of the Adviser's services appeared to be thorough and professional, and appropriate to the management of each Fund's assets in accordance with its investment policies and restrictions, and applicable law.

2.  Performance. Certain Funds had outperformed their peers during one or more comparison periods. The performance of certain other Funds suffered from high expenses due in some cases to a low level of assets. The Board took into consideration the Adviser's willingness to waive fees or reimburse the expenses of certain Funds. With respect to Funds that consistently underperformed their peers, the Board acknowledged that Adviser was actively making staffing changes and proposing investment policy changes to improve the performance of those Funds.

3.  Profitability to the Adviser. The revenues from the advisory fees that the Funds paid to the Adviser, as well as "fall-out" and other related revenues that the Adviser and its affiliates received from providing administration, custody and securities lending services, among others, were reasonable and within industry ranges.

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4.  Economies of scale. With respect to Funds with advisory fee breakpoints, the breakpoint structure enabled those Funds to share in economies of scale. With respect to the remaining Funds, which did not have advisory fee breakpoints, the Board agreed to revisit breakpoints on those Funds at a later date. In addition, the Adviser's willingness to limit Fund expenses in certain cases provided stability to those Funds' expenses.

In connection with its review of the Advisory Agreements, the Board also considered an agreement that the Funds had reached with their administrator and investment adviser as to certain expenditures that among other things supported distribution of Fund shares. The Funds believe that the nature of these expenditures requires additional disclosure to the Board at the time they are incurred. The terms of the agreement require the administrator and the investment adviser to pay to the Funds an aggregate of approximately $13 million, to be allocated to each affected Fund in the Victory Fund Complex according to its net assets as at the date of allocation. The investment adviser also agreed to pay costs incurred by the Funds in conducting an independent review of the facts surrounding the matter. None of these payments will have a material effect on the NAV of any Fund. The investment adviser has further agreed to implement enhanced governance and communications policies and procedures.

Based on its review of the information requested and provided, and following extended discussions concerning the same, the Board, including a majority of the Independent Trustees, determined that renewing the Advisory Agreements was consistent with the best interests of the Funds and their shareholders and that the fees payable thereunder were fair and reasonable. Accordingly, the Board, including a majority of the Independent Trustees, unanimously approved the Advisory Agreements for an additional year on the basis of the foregoing review and discussions.

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PRSRT STD
U.S. POSTAGE
PAID
Boston, MA
Permit No. 57842

The Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our web site at:	Call Victory at:
www.VictoryConnect.com	800-539-FUND (800-539-3863)

VP-SEMI 4/06

Item 2. Code of Ethics.

Not applicable — only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable — only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable — only for annual reports.

Item 5.     Audit Committee of Listed Registrants.

Not applicable.

Item 6.     Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable - Only effective for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable. [If an open-end fund or if the closed end fund has none to report.]

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Victory Portfolios

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer
Date	July 7, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David C. Brown
David C. Brown, President
Date	July 7, 2006

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer
Date	July 7, 2006